UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          July 31, 2007

Date of reporting period:         July 31, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                            ----------------
                                                   [LOGO]   WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

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[GRAPHIC OMITTED]  Annual Report

                   July 31, 2007
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                   WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                   o     WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND(SM)

                   o     WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM)

                   o     WELLS FARGO ADVANTAGE EQUITY INDEX FUND

                   o     WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

                   o     WELLS FARGO ADVANTAGE U.S. VALUE FUND

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CONTENTS

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LETTER TO SHAREHOLDERS ..................................................     2

PERFORMANCE HIGHLIGHTS
Endeavor Large Cap Fund .................................................     4
Endeavor Select Fund ....................................................     8
Equity Index Fund .......................................................    12
Large Company Core Fund .................................................    16
U.S. Value Fund .........................................................    22

FUND EXPENSES ...........................................................    26

PORTFOLIO OF INVESTMENTS
Endeavor Large Cap Fund .................................................    29
Endeavor Select Fund ....................................................    35
Equity Index Fund .......................................................    40
Large Company Core Fund .................................................    57
U.S. Value Fund .........................................................    62

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................    70
Statements of Operations ................................................    72
Statements of Changes in Net Assets .....................................    74
Financial Highlights ....................................................    80
Notes to Financial Highlights ...........................................    86

NOTES TO FINANCIAL STATEMENTS ...........................................    87

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................    95

OTHER INFORMATION .......................................................    96

LIST OF ABBREVIATIONS ...................................................   104

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The views expressed are as of July 31, 2007, and are those of the Fund managers.
The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

-----------------
[GRAPHIC OMITTED]
-----------------

WELLS FARGO
   INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $135 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JULY 31, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target  2025 Fund 2
Target 2030  Fund 2
Target  2035 Fund 2
Target  2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Liquidity Reserve Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE ANNUAL REPORT.

2  Wells Fargo Advantage Large Cap Stock Funds            Letter to Shareholders

   [PHOTO OMITTED]

   KARLA M. RABUSCH,
   President
   WELLS FARGO ADVANTAGE FUNDS

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OUR GOAL IS TO OFFER YOU A HIGH-LEVEL OVERVIEW OF HOW EACH FUND PERFORMED
FOLLOWED BY A DISCUSSION OF THE DETAILS THAT AFFECTED FUND PERFORMANCE, CHANGES MADE TO THE FUND, AND THE PORTFOLIO MANAGER'S OUTLOOK FOR THE FUND.

--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

You may have noticed that your annual report for the 12-month period that ended July 31, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights" at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how each Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. I will continue to provide you with a general overview of the economy and a more specific overview of the particular asset class that is represented in each report. We hope that you find these improvements helpful and informative.

INVESTMENT REVIEW

In early August 2006, shortly before the last annual report that we sent to you, the Fed stopped raising the federal funds interest rate after increasing it by 25 basis points 17 consecutive times (100 basis points equals 1%). This stabilization of interest rates combined with real Gross Domestic Product growth that averaged between 2% and 3% during the period provided a positive environment for stocks. At the same time, growing uncertainty in the housing market and the impact of subprime mortgages defaulting led to periods of significant market volatility.

For the entire 12-month period, mid cap stocks were the best performers, followed by small cap stocks, and then large cap stocks. In terms of leadership rotation, small cap stocks dominated early in the period, then mid cap stocks took the lead, and finally large cap stocks were ahead by the end of the 12-month period. During this rotation, uncertainty and volatility increased.

PERFORMANCE RESULTS

Looking more closely at large cap stocks, growth stocks outpaced large-cap value stocks by about six percentage points, as measured by the Russell 1000(R) Growth Index 1 and the Russell 1000 Value Index 2. This took place in an environment where corporate earnings were strong and valuation for large-cap growth stocks was favorable. During July, the closing month of this 12-month period, we started to see some decline in liquidity and in corporate earnings, especially in areas more negatively impacted by the struggling housing market. Nevertheless, we are pleased to report that the Wells Fargo Advantage Large Cap Stock Funds delivered positive returns for shareholders.

Letter to Shareholders            Wells Fargo Advantage Large Cap Stock Funds  3

A FINAL WORD

Many variables are at work in the market. Inflation continues to be a potential risk and the full effect of the struggling subprime mortgage market is still unknown. Fluctuating energy prices and ongoing geopolitical tension continues to put pressure on consumers and businesses alike. In contrast, stronger than expected domestic and global growth offers some balance to the overall economic picture. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help reduce them and help keep you on track for creating the financial plan that you want.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or call us directly at 1-800-222-8222.

--------------------------------------------------------------------------------

EXPERIENCE TELLS US THAT STRICT ADHERENCE TO TIME-TESTED STRATEGIES HAS ITS REWARDS. AS A WHOLE, WELLS FARGO ADVANTAGE FUNDS REPRESENT INVESTMENTS ACROSS A RANGE OF ASSET CLASSES AND INVESTMENT STYLES, GIVING YOU AN OPPORTUNITY TO CREATE A DIVERSIFIED INVESTMENT PORTFOLIO.

--------------------------------------------------------------------------------

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

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1     The Russell 1000 Growth Index measures the performance of those Russell
      1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

2 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

4  Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

September 28, 2001

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                                               1 YEAR
--------------------------------------------------------------------------------
   Class A                                                               18.63%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
     Russell 1000 Growth Index 1                                         19.47%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.25% AND 1.60%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2008, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENTS 2
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE ENDEAVOR
                 LARGE CAP FUND - CLASS A       RUSSELL 1000 GROWTH INDEX
 9/28/2001                $ 9,425                        $10,000
 9/30/2001                $ 9,425                        $10,000
10/31/2001                $ 9,727                        $10,525
11/30/2001                $10,358                        $11,536
12/31/2001                $10,222                        $11,514
 1/31/2002                $ 9,961                        $11,311
 2/28/2002                $ 9,218                        $10,841
 3/31/2002                $ 9,710                        $11,216
 4/30/2002                $ 9,092                        $10,301
 5/31/2002                $ 8,967                        $10,052
 6/30/2002                $ 8,330                        $ 9,122
 7/31/2002                $ 7,519                        $ 8,620
 8/31/2002                $ 7,509                        $ 8,646
 9/30/2002                $ 7,133                        $ 7,749
10/31/2002                $ 7,558                        $ 8,460
11/30/2002                $ 7,818                        $ 8,920
12/31/2002                $ 7,287                        $ 8,303
 1/31/2003                $ 7,094                        $ 8,102
 2/28/2003                $ 7,104                        $ 8,065
 3/31/2003                $ 7,239                        $ 8,215
 4/30/2003                $ 7,770                        $ 8,822
 5/31/2003                $ 8,224                        $ 9,263
 6/30/2003                $ 8,310                        $ 9,390
 7/31/2003                $ 8,716                        $ 9,624
 8/31/2003                $ 9,063                        $ 9,863
 9/30/2003                $ 8,909                        $ 9,758
10/31/2003                $ 9,420                        $10,306
11/30/2003                $ 9,401                        $10,414
12/31/2003                $ 9,729                        $10,774
 1/31/2004                $10,125                        $10,994
 2/29/2004                $10,212                        $11,064
 3/31/2004                $10,029                        $10,858
 4/30/2004                $ 9,556                        $10,732
 5/31/2004                $ 9,990                        $10,932
 6/30/2004                $10,270                        $11,069
 7/31/2004                $ 9,768                        $10,443
 8/31/2004                $ 9,575                        $10,391
 9/30/2004                $10,125                        $10,490
10/31/2004                $10,376                        $10,654
11/30/2004                $10,897                        $11,020
12/31/2004                $11,225                        $11,452
 1/31/2005                $10,762                        $11,070
 2/28/2005                $10,801                        $11,188
 3/31/2005                $10,714                        $10,984
 4/30/2005                $10,463                        $10,775
 5/31/2005                $11,158                        $11,297
 6/30/2005                $11,322                        $11,255
 7/31/2005                $11,833                        $11,805
 8/31/2005                $11,766                        $11,653
 9/30/2005                $11,988                        $11,707
10/31/2005                $11,689                        $11,593
11/30/2005                $12,229                        $12,093
12/31/2005                $12,255                        $12,055
 1/31/2006                $12,642                        $12,267
 2/28/2006                $12,380                        $12,248
 3/31/2006                $12,483                        $12,429
 4/30/2006                $12,574                        $12,412
 5/31/2006                $11,914                        $11,991
 6/30/2006                $11,891                        $11,944
 7/31/2006                $11,617                        $11,716
 8/31/2006                $11,822                        $12,082
 9/30/2006                $12,198                        $12,414
10/31/2006                $12,563                        $12,850
11/30/2006                $12,882                        $13,105
12/31/2006                $12,825                        $13,150
 1/31/2007                $13,210                        $13,488
 2/28/2007                $12,965                        $13,234
 3/31/2007                $13,152                        $13,306
 4/30/2007                $13,536                        $13,932
 5/31/2007                $14,131                        $14,434
 6/30/2007                $13,921                        $14,218
 7/31/2007                $13,781                        $13,998

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1     The Russell 1000 Growth Index measures the performance of those Russell
      1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND Class A shares for the life of the Fund with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A shares, reflects all operating expenses, and assumes the maximum initial sales charge of 5.75%.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds  5

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's solid performance lagged its growth benchmark by less than one percentage point for the period.

o The Fund failed to keep pace with the strong returns generated by benchmark holdings in the materials and financial sectors.

o We remain focused on finding stocks with unique business models and management teams that deliver strong returns on capital.

ROBUST GLOBAL ECONOMIC GROWTH AND STRONGER THAN EXPECTED U.S. CORPORATE EARNINGS PROPELLED THE S&P 500 INDEX TO RECORD HIGHS.

Higher food and energy prices, combined with weakness in the housing market and prospects that the Fed would not lower the federal funds rate, did not deter the rise in the S&P 500 Index during the period. Strength was also reflected in the volume of mergers and acquisitions, which set a record in the United States by topping $1 trillion for the first half of 2007. Furthermore, merger activity was even stronger in Europe. As resilient growth in the U.S and abroad became more apparent, interest rates moved higher in June. This move in rates dampened equity returns as investors were left to determine how high rates would go and the ultimate impact on equity valuations and company fundamentals.

--------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (7%)
Consumer Staples                                                           (9%)
Energy                                                                     (8%)
Financials                                                                 (9%)
Health Care                                                               (16%)
Industrials                                                               (15%)
Information Technology                                                    (28%)
Materials                                                                  (2%)
Telecommunication Services                                                 (6%)

The Fund failed to keep pace with the strong returns generated by benchmark holdings in the materials and financial sectors. Within the materials sector, Newmont Mining Corporation detracted from Fund performance. We eliminated our position due to rising costs and lower than expected production from the mines. Regarding the financial sector, we continued to be underweighted given the deteriorating credit market and flat yield curve.

Conversely, the Fund posted solid gains within the telecommunications and industrial sectors. Wireless telecommunication holdings continued a long run of strong performance. NII Holdings, Inc., a top holding in the portfolio for several years, sustained its pace of rapid subscriber growth in Latin America as businesses rushed to catch up with the rest of the world's usage of wireless technology. Within industrials, a solid performer was Precision Castparts Corp. as it benefited from the commercial aircraft upgrade cycle. Furthermore, Precision Castparts continued to enhance its product offering for the new wide-body aircraft and expanded margins in nonaerospace divisions.

--------------------------------------------------------------------------------
3 Sector distribution and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and portfolio holdings.

6  Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   Transocean Incorporated                                                3.54%
--------------------------------------------------------------------------------
   Google Incorporated Class A                                            3.48%
--------------------------------------------------------------------------------
   Adobe Systems Incorporated                                             3.28%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                             3.07%
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                              3.03%
--------------------------------------------------------------------------------
   CVS Caremark Corporation                                               2.85%
--------------------------------------------------------------------------------
   Cognizant Technology Solutions Corporation Class A                     2.51%
--------------------------------------------------------------------------------
   Merck & Company Incorporated                                           2.50%
--------------------------------------------------------------------------------
   Boeing Company                                                         2.49%
--------------------------------------------------------------------------------
   Gilead Sciences Incorporated                                           2.48%
--------------------------------------------------------------------------------

THROUGHOUT THE PERIOD, OUR FUNDAMENTAL APPROACH TO RESEARCH LED OUR DECISION-MAKING PROCESS.

We initiated a position within American Movil. This firm had dominant market share among consumer wireless providers in Latin America. The company is the fifth largest mobile operator in the world, and we anticipate continued rapid subscriber growth in the future. In addition, we initiated a position in McDermott International, Inc. This industrial conglomerate has positioned itself at the center of several powerful global growth trends, most notably clean energy extraction, alternative energy exploration, and infrastructure construction in fast-growing economies around the world.

WE WILL CONTINUE TO FOCUS ON EARNINGS GROWTH IN THE FUTURE.

Looking ahead to the balance of the year, we believe that corporate earnings growth may take center stage. As companies provide profit reports, we believe that they will be reporting decelerating operating earnings. This sort of broad slowdown in corporate earnings can direct the spotlight on sustainable core growth companies like those held by the Fund. Along the same line of thinking, valuation continues to provide a favorable backdrop for the equity markets, particularly for growth investors where multiples are still quite reasonable. This combination of slowing earnings and attractive valuations has provided a relative advantage for growth investors.

At the same time, the market remains volatile due to macroeconomic uncertainties affecting the consumer and overall tighter credit conditions. Regardless of how this all plays out, we will continue to diligently research our companies, construct portfolios with balanced risk and return, and strive to deliver strong risk-adjusted returns.

--------------------------------------------------------------------------------

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds  7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                          Including Sales Charge                   Excluding Sales Charge             Expense Ratio
   ENDEAVOR LARGE CAP FUND       6 Months*   1 Year  5 Year  Life of Fund  6 Months*   1 Year  5 Year  Life of Fund  Gross 6   Net 7
------------------------------------------------------------------------------------------------------------------------------------
   Class A (STALX)                 (1.66)     11.83   11.54      5.65         5.07      18.63   12.88      6.72        1.60%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Class B (WELBX)                 (1.05)     12.77   11.88      5.90         3.95      17.77   12.14      6.03        2.36%   2.00%
------------------------------------------------------------------------------------------------------------------------------------
   Class C (WELCX)                  2.95      16.89   12.14      6.03         3.95      17.89   12.14      6.03        2.36%   2.00%
------------------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
------------------------------------------------------------------------------------------------------------------------------------
      Russell 1000 Growth Index                                               3.78      19.47   10.18      5.93
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to April 11, 2005, for the Class A, Class B, and Class C shares reflects the performance of the Class A, Class B, and Class C shares, respectively, of the Strong Advisor Endeavor Large Cap Fund, adjusted to reflect Class A, Class B, and Class C sales charges, as applicable.

6 Reflects the gross expense ratio as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

8  Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

December 29, 2000

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF JULY 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND                                                1 YEAR
--------------------------------------------------------------------------------
   Class A                                                             16.05%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
      Russell 1000 Growth Index 1                                      19.47%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Net and gross expense ratios for Class A shares are 1.25% and 1.40%. The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain this net operating expense ratio. Without these reductions, the Fund's returns would have been lower.

--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENTS 2
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE ENDEAVOR     WELLS FARGO ADVANTAGE ENDEAVOR       Russell 1000 Growth
                  SELECT FUND - Class A         SELECT FUND - Administrator Class             Index
12/29/2000                $ 9,425                            $10,000                         $10,000
12/31/2000                $ 9,425                            $10,000                         $10,000
 1/31/2001                $10,104                            $10,720                         $10,691
 2/28/2001                $ 8,445                            $ 8,960                         $ 8,876
 3/31/2001                $ 7,549                            $ 8,010                         $ 7,910
 4/30/2001                $ 8,228                            $ 8,730                         $ 8,910
 5/31/2001                $ 8,341                            $ 8,850                         $ 8,779
 6/30/2001                $ 8,454                            $ 8,970                         $ 8,576
 7/31/2001                $ 8,002                            $ 8,490                         $ 8,362
 8/31/2001                $ 7,418                            $ 7,870                         $ 7,678
 9/30/2001                $ 6,635                            $ 7,040                         $ 6,911
10/31/2001                $ 6,975                            $ 7,400                         $ 7,274
11/30/2001                $ 7,493                            $ 7,950                         $ 7,973
12/31/2001                $ 7,531                            $ 7,990                         $ 7,958
 1/31/2002                $ 7,088                            $ 7,520                         $ 7,817
 2/28/2002                $ 6,607                            $ 7,010                         $ 7,493
 3/31/2002                $ 7,191                            $ 7,630                         $ 7,752
 4/30/2002                $ 6,777                            $ 7,190                         $ 7,119
 5/31/2002                $ 6,654                            $ 7,060                         $ 6,947
 6/30/2002                $ 6,277                            $ 6,660                         $ 6,304
 7/31/2002                $ 5,740                            $ 6,090                         $ 5,958
 8/31/2002                $ 5,787                            $ 6,140                         $ 5,976
 9/30/2002                $ 5,683                            $ 6,030                         $ 5,356
10/31/2002                $ 6,070                            $ 6,440                         $ 5,847
11/30/2002                $ 6,202                            $ 6,580                         $ 6,165
12/31/2002                $ 5,760                            $ 6,111                         $ 5,739
 1/31/2003                $ 5,599                            $ 5,941                         $ 5,599
 2/28/2003                $ 5,580                            $ 5,921                         $ 5,574
 3/31/2003                $ 5,694                            $ 6,041                         $ 5,678
 4/30/2003                $ 6,005                            $ 6,371                         $ 6,097
 5/31/2003                $ 6,354                            $ 6,742                         $ 6,402
 6/30/2003                $ 6,458                            $ 6,852                         $ 6,490
 7/31/2003                $ 6,864                            $ 7,283                         $ 6,651
 8/31/2003                $ 7,223                            $ 7,664                         $ 6,817
 9/30/2003                $ 7,091                            $ 7,524                         $ 6,744
10/31/2003                $ 7,629                            $ 8,095                         $ 7,123
11/30/2003                $ 7,639                            $ 8,105                         $ 7,197
12/31/2003                $ 7,894                            $ 8,375                         $ 7,446
 1/31/2004                $ 8,318                            $ 8,826                         $ 7,598
 2/29/2004                $ 8,337                            $ 8,846                         $ 7,646
 3/31/2004                $ 8,252                            $ 8,756                         $ 7,504
 4/30/2004                $ 7,875                            $ 8,355                         $ 7,417
 5/31/2004                $ 8,300                            $ 8,806                         $ 7,555
 6/30/2004                $ 8,639                            $ 9,166                         $ 7,650
 7/31/2004                $ 8,016                            $ 8,505                         $ 7,217
 8/31/2004                $ 7,790                            $ 8,265                         $ 7,182
 9/30/2004                $ 8,271                            $ 8,776                         $ 7,250
10/31/2004                $ 8,507                            $ 9,026                         $ 7,363
11/30/2004                $ 8,970                            $ 9,517                         $ 7,616
12/31/2004                $ 9,220                            $ 9,782                         $ 7,915
 1/31/2005                $ 8,908                            $ 9,451                         $ 7,651
 2/28/2005                $ 8,888                            $ 9,430                         $ 7,733
 3/31/2005                $ 8,849                            $ 9,389                         $ 7,592
 4/30/2005                $ 8,571                            $ 9,094                         $ 7,447
 5/31/2005                $ 9,210                            $ 9,772                         $ 7,807
 6/30/2005                $ 9,303                            $ 9,881                         $ 7,779
 7/31/2005                $ 9,757                            $10,363                         $ 8,159
 8/31/2005                $ 9,777                            $10,385                         $ 8,054
 9/30/2005                $10,015                            $10,626                         $ 8,091
10/31/2005                $ 9,664                            $10,264                         $ 8,012
11/30/2005                $10,108                            $10,735                         $ 8,358
12/31/2005                $10,162                            $10,803                         $ 8,332
 1/31/2006                $10,474                            $11,135                         $ 8,478
 2/28/2006                $10,224                            $10,870                         $ 8,465
 3/31/2006                $10,349                            $11,002                         $ 8,590
 4/30/2006                $10,391                            $11,058                         $ 8,578
 5/31/2006                $ 9,881                            $10,505                         $ 8,287
 6/30/2006                $ 9,922                            $10,560                         $ 8,255
 7/31/2006                $ 9,735                            $10,351                         $ 8,098
 8/31/2006                $ 9,870                            $10,505                         $ 8,350
 9/30/2006                $10,151                            $10,815                         $ 8,580
10/31/2006                $10,370                            $11,046                         $ 8,881
11/30/2006                $10,609                            $11,301                         $ 9,057
12/31/2006                $10,558                            $11,246                         $ 9,088
 1/31/2007                $10,901                            $11,610                         $ 9,322
 2/28/2007                $10,683                            $11,378                         $ 9,147
 3/31/2007                $10,880                            $11,599                         $ 9,196
 4/30/2007                $11,172                            $11,909                         $ 9,629
 5/31/2007                $11,599                            $12,362                         $ 9,975
 6/30/2007                $11,401                            $12,163                         $ 9,827
 7/31/2007                $11,297                            $12,052                         $ 9,674

--------------------------------------------------------------------------------
1 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND Class A and Administrator Class shares for the life of the Fund with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares, reflects all operating expenses, and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds  9

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o Fund performance benefited from holdings within the telecommunications and energy sectors but was unable to outperform the benchmark on a relative basis.

o Holdings in the materials and industrial sectors detracted from the Fund's relative performance.

o We remain focused on finding stocks with unique business models and management teams that deliver strong returns on capital.

ROBUST GLOBAL ECONOMIC GROWTH AND STRONGER THAN EXPECTED
U.S. CORPORATE EARNINGS PROPELLED THE S&P 500 INDEX TO RECORD HIGHS.

Higher food and energy prices, combined with weakness in the housing market, increased market volatility, and prospects that the Fed would not lower the federal funds rate in 2007, did not deter the S&P 500 Index from hitting record highs. Strength was also reflected in the volume of mergers and acquisitions, which set a record in the United States by topping $1 trillion for the first half of 2007. Furthermore, merger activity was even stronger in Europe. As resilient growth in the United States and abroad became more apparent, interest rates moved higher in June. This move in interest rates dampened equity returns as investors were left to determine how high rates would go and the ultimate impact on equity valuations and company fundamentals.

--------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (6%)
Consumer Staples                                                            (8%)
Energy                                                                      (9%)
Financials                                                                  (6%)
Health Care                                                                (17%)
Industrials                                                                (13%)
Information Technology                                                     (30%)
Materials                                                                   (2%)
Telecommunication Services                                                  (9%)

The Fund failed to keep pace with the strong returns in the materials and industrials sectors. Within the materials sector, Newmont Mining Corporation detracted from returns for the period. In addition, the Fund's performance was hindered by its position in Goldcorp Inc., which endured cost pressures during the first quarter of 2007. Furthermore, the spike in volatility had an adverse impact on precious metal stocks. The Fund's performance benefited from strong returns within the industrial sector but was unable to outperform the benchmark on a relative basis. Strong performers included General Dynamics Corporation and Textron Inc.

The Fund also benefited from strong gains within telecommunications and energy. Wireless telecommunication holdings continued a long run of strong performance. NII Holdings, Inc., a top holding in the portfolio for several years,

--------------------------------------------------------------------------------
3 Sector distribution and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and portfolio holdings.

10  Wells Fargo Advantage Large Cap Stock Funds          Performance Highlights

--------------------------------------------------------------------------------

sustained its pace of rapid subscriber growth in Latin America as businesses rushed to catch up with the rest of the world's use of wireless technology. Solid performers in energy included Transocean Inc. and the Williams Companies, Inc.

OUR FOCUS WHEN RESEARCHING A COMPANY IS TO FIND STOCKS WITH
UNIQUE BUSINESS MODELS AND MANAGEMENT TEAMS THAT
DELIVER STRONG RETURNS ON CAPITAL DROVE OUR SELECTION PROCESS.

We initiated a new position in Costco Wholesale Corporation because the firm continued to thrive in a volatile consumer environment. In addition, we eliminated our position in Yahoo! Inc. because our research indicated that there are mixed results related to the search monetization platform and higher risks associated with changes in management. We also eliminated the Fund's position in Newmont Mining Corporation due to rising costs and lower than expected production from the mines.

WE WILL CONTINUE TO FOCUS ON EARNINGS GROWTH IN THE FUTURE.

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   Google Incorporated Class A                                            4.47%
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                              4.29%
--------------------------------------------------------------------------------
   Adobe Systems Incorporated                                             3.98%
--------------------------------------------------------------------------------
   Transocean Incorporated                                                3.87%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                             3.87%
--------------------------------------------------------------------------------
   CVS Caremark Corporation                                               3.80%
--------------------------------------------------------------------------------
   Comcast Corporation Class A                                            3.36%
--------------------------------------------------------------------------------
   Boeing Company                                                         3.28%
--------------------------------------------------------------------------------
   JPMorgan Chase & Company                                               3.15%
--------------------------------------------------------------------------------
   Cognizant Technology Solutions Corporation Class A                     3.01%
--------------------------------------------------------------------------------

Looking ahead to the balance of the year, we believe that corporate earnings growth may take center stage and we anticipate that third-quarter corporate profit reports will show decelerated operating earnings, just as the first and second quarter reports did. This sort of broad slowdown in corporate earnings can direct the spotlight on sustainable core growth companies like those held by the Fund. At the same time, the market remains volatile due to macroeconomic uncertainties affecting the consumer and overall tighter credit conditions. Regardless of how this all plays out, we will continue to diligently surround our companies, construct portfolios with balanced risk and return, and strive to deliver strong risk-adjusted returns.

--------------------------------------------------------------------------------
4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                          Including Sales Charge                   Excluding Sales Charge             Expense Ratio
   ENDEAVOR SELECT FUND          6 Months*   1 Year  5 Year  Life of Fund  6 Months*   1 Year  5 Year  Life of Fund  Gross 6  Net 7
------------------------------------------------------------------------------------------------------------------------------------
   Class A (STAEX)                 (2.34)      9.38   13.16      1.87         3.63      16.05   14.50      2.79        1.40%   1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Class B (WECBX)                 (1.79)     10.11   13.35      2.01         3.21      15.11   13.59      2.01        2.15%   2.00%
------------------------------------------------------------------------------------------------------------------------------------
   Class C (WECCX)                  2.21      14.12   13.61      2.00         3.21      15.12   13.61      2.00        2.15%   2.00%
------------------------------------------------------------------------------------------------------------------------------------
   Administrator Class (WECDX)                                                3.81      16.44   14.63      2.87        1.22%   1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Class (WFCIX)                                                3.89      16.60   14.73      2.95        0.95%   0.80%
------------------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
------------------------------------------------------------------------------------------------------------------------------------
      Russell 1000 Growth Index                                               3.78      19.47   10.18     (0.50)
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, nondiversification risk, and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to April 11, 2005 for the Class A, Class B, and Class C shares reflects the performance of the Class A, Class B, and Class C shares, respectively, of the Strong Advisor Select Fund, the predecessor fund, adjusted to reflect Class A, Class B, and Class C sales charges, as applicable. Performance shown prior to the inception of the Administrator Class and Institutional Class shares reflects the performance of the Class A shares of the predecessor fund and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

6 Reflects the gross expense ratio as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

12  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

WELLS FARGO ADVANTAGE EQUITY INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EQUITY INDEX FUND (the Fund) seeks to replicate the total return of the S&P 500 Index, before fees and expenses.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management

PORTFOLIO MANAGER

Gregory T. Genung, CFA

FUND INCEPTION

January 25, 1984

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF JULY 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
   EQUITY INDEX FUND                                                    1 YEAR
--------------------------------------------------------------------------------
   Class A                                                               15.46%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
      S&P 500 Index 1                                                    16.12%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 0.62% AND 0.77%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2008, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENTS 2
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       WELLS FARGO ADVANTAGE EQUITY
                          INDEX FUND - Class A               S&P 500 Index
 7/31/1997                         $ 9,425                       $10,000
 8/31/1997                         $ 8,893                       $ 9,440
 9/30/1997                         $ 9,370                       $ 9,957
10/31/1997                         $ 9,052                       $ 9,625
11/30/1997                         $ 9,460                       $10,070
12/31/1997                         $ 9,615                       $10,243
 1/31/1998                         $ 9,715                       $10,356
 2/28/1998                         $10,409                       $11,102
 3/31/1998                         $10,934                       $11,670
 4/30/1998                         $11,038                       $11,788
 5/31/1998                         $10,841                       $11,586
 6/30/1998                         $11,280                       $12,056
 7/31/1998                         $11,154                       $11,928
 8/31/1998                         $ 9,539                       $10,205
 9/30/1998                         $10,145                       $10,859
10/31/1998                         $10,954                       $11,741
11/30/1998                         $11,612                       $12,453
12/31/1998                         $12,275                       $13,170
 1/31/1999                         $12,778                       $13,720
 2/28/1999                         $12,375                       $13,294
 3/31/1999                         $12,861                       $13,826
 4/30/1999                         $13,352                       $14,361
 5/31/1999                         $13,029                       $14,022
 6/30/1999                         $13,740                       $14,800
 7/31/1999                         $13,306                       $14,338
 8/31/1999                         $13,234                       $14,267
 9/30/1999                         $12,865                       $13,877
10/31/1999                         $13,674                       $14,755
11/30/1999                         $13,937                       $15,054
12/31/1999                         $14,745                       $15,941
 1/31/2000                         $13,995                       $15,140
 2/29/2000                         $13,723                       $14,854
 3/31/2000                         $15,047                       $16,306
 4/30/2000                         $14,585                       $15,815
 5/31/2000                         $14,277                       $15,492
 6/30/2000                         $14,618                       $15,874
 7/31/2000                         $14,394                       $15,626
 8/31/2000                         $15,277                       $16,596
 9/30/2000                         $14,464                       $15,720
10/31/2000                         $14,394                       $15,653
11/30/2000                         $13,253                       $14,420
12/31/2000                         $13,312                       $14,491
 1/31/2001                         $13,776                       $15,004
 2/28/2001                         $12,525                       $13,637
 3/31/2001                         $11,725                       $12,774
 4/30/2001                         $12,633                       $13,766
 5/31/2001                         $12,710                       $13,858
 6/30/2001                         $12,393                       $13,521
 7/31/2001                         $12,265                       $13,388
 8/31/2001                         $11,489                       $12,550
 9/30/2001                         $10,555                       $11,537
10/31/2001                         $10,751                       $11,757
11/30/2001                         $11,569                       $12,659
12/31/2001                         $11,665                       $12,770
 1/31/2002                         $11,487                       $12,583
 2/28/2002                         $11,262                       $12,341
 3/31/2002                         $11,678                       $12,805
 4/30/2002                         $10,962                       $12,029
 5/31/2002                         $10,877                       $11,941
 6/30/2002                         $10,093                       $11,090
 7/31/2002                         $ 9,307                       $10,226
 8/31/2002                         $ 9,362                       $10,293
 9/30/2002                         $ 8,339                       $ 9,175
10/31/2002                         $ 9,070                       $ 9,982
11/30/2002                         $ 9,596                       $10,569
12/31/2002                         $ 9,029                       $ 9,949
 1/31/2003                         $ 8,789                       $ 9,688
 2/28/2003                         $ 8,652                       $ 9,543
 3/31/2003                         $ 8,731                       $ 9,635
 4/30/2003                         $ 9,446                       $10,429
 5/31/2003                         $ 9,936                       $10,977
 6/30/2003                         $10,059                       $11,118
 7/31/2003                         $10,230                       $11,314
 8/31/2003                         $10,422                       $11,534
 9/30/2003                         $10,306                       $11,412
10/31/2003                         $10,882                       $12,057
11/30/2003                         $10,973                       $12,163
12/31/2003                         $11,540                       $12,801
 1/31/2004                         $11,746                       $13,035
 2/29/2004                         $11,903                       $13,217
 3/31/2004                         $11,718                       $13,017
 4/30/2004                         $11,528                       $12,813
 5/31/2004                         $11,679                       $12,989
 6/30/2004                         $11,900                       $13,241
 7/31/2004                         $11,499                       $12,803
 8/31/2004                         $11,540                       $12,854
 9/30/2004                         $11,660                       $12,994
10/31/2004                         $11,831                       $13,192
11/30/2004                         $12,302                       $13,726
12/31/2004                         $12,712                       $14,193
 1/31/2005                         $12,396                       $13,847
 2/28/2005                         $12,652                       $14,138
 3/31/2005                         $12,419                       $13,888
 4/30/2005                         $12,176                       $13,624
 5/31/2005                         $12,558                       $14,058
 6/30/2005                         $12,568                       $14,078
 7/31/2005                         $13,031                       $14,601
 8/31/2005                         $12,904                       $14,468
 9/30/2005                         $13,000                       $14,586
10/31/2005                         $12,781                       $14,342
11/30/2005                         $13,261                       $14,884
12/31/2005                         $13,257                       $14,890
 1/31/2006                         $13,603                       $15,285
 2/28/2006                         $13,634                       $15,326
 3/31/2006                         $13,793                       $15,517
 4/30/2006                         $13,974                       $15,725
 5/31/2006                         $13,564                       $15,273
 6/30/2006                         $13,575                       $15,293
 7/31/2006                         $13,653                       $15,387
 8/31/2006                         $13,971                       $15,753
 9/30/2006                         $14,323                       $16,159
10/31/2006                         $14,784                       $16,685
11/30/2006                         $15,057                       $17,002
12/31/2006                         $15,260                       $17,240
 1/31/2007                         $15,484                       $17,501
 2/28/2007                         $15,172                       $17,160
 3/31/2007                         $15,336                       $17,351
 4/30/2007                         $16,006                       $18,119
 5/31/2007                         $16,556                       $18,751
 6/30/2007                         $16,273                       $18,459
 7/31/2007                         $15,764                       $17,869

--------------------------------------------------------------------------------
1 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE EQUITY Index Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares, reflects all operating expenses, and assumes the maximum initial sales charge of 5.75%.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  13

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o Because the Fund closely tracks the S&P 500 Index, Fund performance was not far behind the index.

o Throughout the period, Fund positions were aligned with the weightings of the S&P 500 Index.

o     All ten sectors of the S&P 500 Index had positive returns for the period.

INVESTORS WHO DECIDED TO RIDE OUT THE TURBULENT TIMES
WERE REWARDED DURING THE PERIOD.

Overall, the stock market performed very well during the period despite a few bumps along the way. Strong corporate earnings, low inflation, and low interest rates counterbalanced investor fears of an economic slowdown. Increased merger and acquisition activity seemed to add a premium to stock market returns, and investors began to speculate which company would get the next offer. While high energy costs and the war in the Middle East remained a concern, the stock markets were resolved to trading on fundamentals.

--------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (10%)
Consumer Staples                                                           (9%)
Energy                                                                    (11%)
Financials                                                                (20%)
Health Care                                                               (12%)
Industrials                                                               (12%)
Information Technology                                                    (16%)
Materials                                                                  (3%)
Telecommunication Services                                                 (4%)
Utilities                                                                  (3%)

All ten sectors in the S&P 500 Index had positive returns for the 12-month period. Information technology led the way as Apple Computer (Apple), the top performing stock in the index, continued to see iPod sales expand along with its computer lines. Apple also introduced its new iPhone, which was met with great demand. The basic materials space also did well as commodity prices remained elevated. Financial stocks had the toughest time as banks, brokers, and hedge funds alike were affected by the credit concerns in the subprime mortgage lending area.

CHANGES TO THE INDEX AND THE FUND WERE DRIVEN
BY MERGER ACTIVITY AND STOCK BUYBACKS.

All additions and deletions to the Fund were made in line with Standard and Poor's changes to the S&P 500 Index. These changes were numerous due to merger activity and companies deploying their excess cash through large stock buyback programs. Large companies such as Mellon Bank, Equity Office Properties, and Phelps Dodge were acquired either by competitors or by private equity firms with large premiums. As their transactions closed, Standard and Poor's removed them from the index. Subsequently, new companies

--------------------------------------------------------------------------------
3 Sector distribution and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and portfolio holdings.

14  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                3.70%
--------------------------------------------------------------------------------
   General Electric Company                                               3.08%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                  1.89%
--------------------------------------------------------------------------------
   AT&T Incorporated                                                      1.87%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                 1.78%
--------------------------------------------------------------------------------
   Bank of America Corporation                                            1.63%
--------------------------------------------------------------------------------
   Procter & Gamble Company                                               1.50%
--------------------------------------------------------------------------------
   Chevron Corporation                                                    1.42%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                             1.36%
--------------------------------------------------------------------------------
   Johnson & Johnson                                                      1.35%
--------------------------------------------------------------------------------

were added to the list to take their place. Second-quarter stock buybacks by companies such as IBM and Federated Department Stores reduced their weighting compared to other companies in the index, thus their shares in the portfolio were also reduced to keep in line with the S&P 500 Index.

THE S&P 500 INDEX MAY STILL HAVE ROOM TO
CHALLENGE THE HIGHS OF JULY 2007.

Signs of a strong economy remain in place. Interest rates are still low, neither fiscal nor monetary policy has been tightened, the consumer seems resilient, and unemployment is low by historic standards. We do, however, acknowledge that this economic expansion has gone on longer than previous cycles, so we are watching for potential signs of a slowdown. Nonetheless, we believe that before the stock market reverts to below-trend returns that we may see it rise again to the highs seen in July 2007.

--------------------------------------------------------------------------------
4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                                     Including Sales Charge             Excluding Sales Charge         Expense Ratio
   EQUITY INDEX FUND                         6 Months*  1 Year   5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross 6  Net 7
------------------------------------------------------------------------------------------------------------------------------------
   Class A (SFCSX)                             (4.04)    8.83      9.81    4.66      1.81     15.46   11.11    5.28     0.77%  0.62%
------------------------------------------------------------------------------------------------------------------------------------
   Class B (SQIBX)                             (3.56)    9.60     10.02    4.49      1.44     14.60   10.29    4.49     1.52%  1.37%
------------------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
------------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index                                                                  2.10     16.12   11.80    5.97
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

5 Performance shown prior to the inception of the Class B shares reflects the performance of the Class A shares, adjusted to reflect Class B sales charges and expenses.

6 Reflects the gross expense ratio as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

16  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

November 3, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF JULY 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                                               1 YEAR
--------------------------------------------------------------------------------
   Class A                                                               24.68%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
      S&P 500 Index 1                                                    16.12%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.25% AND 1.51%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2008, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENTS 2
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    WELLS FARGO ADVANTAGE         WELLS FARGO ADVANTAGE
                      LARGE COMPANY CORE        LARGE COMPANY CORE FUND -
                       FUND - CLASS A              ADMINISTRATOR CLASS                    S&P 500 INDEX
 11/3/1997                 $ 9,425                       $10,000                              $10,000
11/30/1997                 $ 9,482                       $10,060                              $10,191
12/31/1997                 $ 9,707                       $10,299                              $10,366
 1/31/1998                 $ 9,802                       $10,400                              $10,480
 2/28/1998                 $10,445                       $11,082                              $11,236
 3/31/1998                 $10,807                       $11,466                              $11,811
 4/30/1998                 $10,769                       $11,426                              $11,930
 5/31/1998                 $10,532                       $11,175                              $11,725
 6/30/1998                 $10,543                       $11,186                              $12,201
 7/31/1998                 $10,191                       $10,813                              $12,071
 8/31/1998                 $ 8,916                       $ 9,460                              $10,328
 9/30/1998                 $ 9,274                       $ 9,839                              $10,989
10/31/1998                 $ 9,971                       $10,579                              $11,882
11/30/1998                 $10,582                       $11,228                              $12,602
12/31/1998                 $10,860                       $11,523                              $13,328
 1/31/1999                 $11,205                       $11,888                              $13,885
 2/28/1999                 $10,832                       $11,492                              $13,454
 3/31/1999                 $11,127                       $11,806                              $13,992
 4/30/1999                 $11,579                       $12,286                              $14,534
 5/31/1999                 $11,271                       $11,959                              $14,191
 6/30/1999                 $11,868                       $12,592                              $14,978
 7/31/1999                 $11,627                       $12,337                              $14,511
 8/31/1999                 $11,570                       $12,275                              $14,439
 9/30/1999                 $11,303                       $11,992                              $14,044
10/31/1999                 $12,093                       $12,831                              $14,932
11/30/1999                 $12,489                       $13,251                              $15,236
12/31/1999                 $13,558                       $14,385                              $16,132
 1/31/2000                 $13,726                       $14,564                              $15,322
 2/29/2000                 $14,172                       $15,036                              $15,032
 3/31/2000                 $14,697                       $15,593                              $16,502
 4/30/2000                 $14,160                       $15,024                              $16,005
 5/31/2000                 $13,793                       $14,634                              $15,678
 6/30/2000                 $14,408                       $15,287                              $16,065
 7/31/2000                 $13,861                       $14,706                              $15,814
 8/31/2000                 $15,344                       $16,280                              $16,795
 9/30/2000                 $14,635                       $15,528                              $15,909
10/31/2000                 $14,076                       $14,935                              $15,841
11/30/2000                 $12,640                       $13,411                              $14,593
12/31/2000                 $13,359                       $14,174                              $14,665
 1/31/2001                 $13,859                       $14,704                              $15,185
 2/28/2001                 $12,738                       $13,515                              $13,801
 3/31/2001                 $12,006                       $12,738                              $12,927
 4/30/2001                 $12,793                       $13,574                              $13,931
 5/31/2001                 $12,938                       $13,727                              $14,025
 6/30/2001                 $12,289                       $13,038                              $13,683
 7/31/2001                 $12,155                       $12,897                              $13,549
 8/31/2001                 $11,555                       $12,260                              $12,701
 9/30/2001                 $10,773                       $11,430                              $11,676
10/31/2001                 $11,063                       $11,738                              $11,899
11/30/2001                 $11,588                       $12,295                              $12,811
12/31/2001                 $11,927                       $12,654                              $12,923
 1/31/2002                 $11,984                       $12,715                              $12,735
 2/28/2002                 $11,996                       $12,727                              $12,489
 3/31/2002                 $12,452                       $13,212                              $12,959
 4/30/2002                 $12,048                       $12,783                              $12,174
 5/31/2002                 $11,805                       $12,525                              $12,084
 6/30/2002                 $10,811                       $11,470                              $11,224
 7/31/2002                 $10,290                       $10,918                              $10,349
 8/31/2002                 $10,336                       $10,967                              $10,417
 9/30/2002                 $ 9,537                       $10,119                              $ 9,286
10/31/2002                 $10,313                       $10,970                              $10,102
11/30/2002                 $10,707                       $11,401                              $10,696
12/31/2002                 $10,205                       $10,867                              $10,068
 1/31/2003                 $ 9,892                       $10,558                              $ 9,805
 2/28/2003                 $ 9,764                       $10,422                              $ 9,658
 3/31/2003                 $ 9,922                       $10,593                              $ 9,750
 4/30/2003                 $10,652                       $11,372                              $10,554
 5/31/2003                 $11,093                       $11,843                              $11,109
 6/30/2003                 $11,200                       $11,976                              $11,251
 7/31/2003                 $11,513                       $12,310                              $11,450
 8/31/2003                 $11,652                       $12,471                              $11,673
 9/30/2003                 $11,490                       $12,298                              $11,549
10/31/2003                 $12,127                       $12,991                              $12,202
11/30/2003                 $12,162                       $13,028                              $12,309
12/31/2003                 $12,545                       $13,437                              $12,954
 1/31/2004                 $12,684                       $13,599                              $13,192
 2/29/2004                 $12,916                       $13,846                              $13,376
 3/31/2004                 $12,752                       $13,684                              $13,174
 4/30/2004                 $12,564                       $13,482                              $12,967
 5/31/2004                 $12,717                       $13,659                              $13,145
 6/30/2004                 $12,894                       $13,848                              $13,400
 7/31/2004                 $12,351                       $13,281                              $12,957
 8/31/2004                 $12,139                       $13,054                              $13,009
 9/30/2004                 $12,764                       $13,734                              $13,150
10/31/2004                 $12,741                       $13,709                              $13,351
11/30/2004                 $13,602                       $14,641                              $13,891
12/31/2004                 $13,886                       $14,959                              $14,363
 1/31/2005                 $13,481                       $14,526                              $14,013
 2/28/2005                 $13,734                       $14,810                              $14,308
 3/31/2005                 $13,393                       $14,446                              $14,055
 4/30/2005                 $13,111                       $14,136                              $13,788
 5/31/2005                 $13,420                       $14,481                              $14,227
 6/30/2005                 $13,170                       $14,214                              $14,247
 7/31/2005                 $13,670                       $14,747                              $14,777
 8/31/2005                 $13,303                       $14,355                              $14,642
 9/30/2005                 $13,273                       $14,324                              $14,761
10/31/2005                 $13,067                       $14,104                              $14,515
11/30/2005                 $13,596                       $14,700                              $15,063
12/31/2005                 $13,655                       $14,760                              $15,069
 1/31/2006                 $13,971                       $15,114                              $15,469
 2/28/2006                 $13,941                       $15,065                              $15,510
 3/31/2006                 $13,926                       $15,049                              $15,703
 4/30/2006                 $14,121                       $15,275                              $15,914
 5/31/2006                 $13,685                       $14,808                              $15,457
 6/30/2006                 $13,400                       $14,502                              $15,477
 7/31/2006                 $13,400                       $14,518                              $15,573
 8/31/2006                 $13,791                       $14,921                              $15,942
 9/30/2006                 $14,482                       $15,693                              $16,353
10/31/2006                 $15,203                       $16,466                              $16,886
11/30/2006                 $15,488                       $16,788                              $17,206
12/31/2006                 $15,896                       $17,218                              $17,448
 1/31/2007                 $16,065                       $17,402                              $17,711
 2/28/2007                 $15,591                       $16,884                              $17,366
 3/31/2007                 $15,866                       $17,201                              $17,560
 4/30/2007                 $17,135                       $18,571                              $18,337
 5/31/2007                 $17,624                       $19,105                              $18,977
 6/30/2007                 $17,501                       $18,971                              $18,681
 7/31/2007                 $16,707                       $18,120                              $18,083

--------------------------------------------------------------------------------

1 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND Class A and Administrator Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  17

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund posted strong returns for the 12-month period that were driven by a combination of several highly profitable takeovers of Fund holdings and strength among select mega-cap and blue chip holdings.

o The Fund maintained and even increased its presence in mega-cap and blue chip stocks based on their business strength, compelling valuations, and our strong conviction that they would increasingly be attractive in the market as the economy slowed and investors sought the comfort of the strongest businesses. Simultaneously, the Fund built preexisting positions in several companies that we believed would have a high likelihood of being acquired, either by a financial buyer (such as a private equity group) or a strategic buyer, such as a competitor. In many cases, these companies were, in fact, acquired.

o Most of the factors that have driven our strategy during the past two years continued to be applicable. Specifically, we still believe that growth-oriented, blue chip, and mega-cap stocks represent the most attractive value proposition in the market. Furthermore, we believe that the macroeconomic factors that we have been experiencing, such as slowing growth, stable interest rates, and inflation, will not only continue for the balance of 2007 but also will favor these stocks. Finally, we are also impressed by the success that these large multinational companies have had in boosting their earnings growth through their international business.

PERFORMANCE WAS ENHANCED BY SIX PORTFOLIO TAKEOVERS DURING THE FUND'S MOST RECENT 12 MONTHS, AS WELL AS THE BEGINNING OF THE REEMERGENCE OF THE BLUE CHIP AND MEGA-CAP STOCKS.

Thanks to high global capital liquidity, five of the Fund's core holdings were acquired or were in the process of being acquired during the 12-month period. These included American Power Conversion and Symbol Technologies, Inc., among technology stocks and First Data Corporation among financial companies, Dollar General in the retail space, and MedImmune, Inc., among health care stocks.

In each case, the stock was acquired for a significant premium to its stock price prior to the rumblings of a possible acquisition. In addition, in some instances, the Fund was adding to its position in the stock just prior to an acquisition announcement or rumors thereof.

In addition, the Bank of New York merged with Mellon Financial in what was effectively a reverse merger, meaning that the acquired company has a more dominate role in setting the direction of the newly merged companies, even though the Bank of New York was the nominal acquirer. News of the announcement sent both companies' stocks significantly higher.

18  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   Chevron Corporation                                                     4.18%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                              4.00%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                   3.96%
--------------------------------------------------------------------------------
   Wal-Mart Stores Incorporated                                            3.93%
--------------------------------------------------------------------------------
   General Electric Company                                                3.92%
--------------------------------------------------------------------------------
   Teva Pharmaceutical Industries Limited ADR                              3.88%
--------------------------------------------------------------------------------
   Time Warner Incorported                                                 3.82%
--------------------------------------------------------------------------------
   ConocoPhillips                                                          3.81%
--------------------------------------------------------------------------------
   Intel Corporation                                                       3.79%
--------------------------------------------------------------------------------
   American International Group Incorporated                               3.78%
--------------------------------------------------------------------------------

Furthermore, several of the Fund's blue chip and mega-cap holdings began to emerge from the doldrums they had been in since the bear market of 2000-2002. Such premier companies as Cisco Systems, Comcast, General Electric, Intel, Merrill Lynch, Microsoft, 3M, and Time Warner posted strong gains during the period, emulating their enviable business performance.

Finally, a number of the Fund's mid cap holdings had strong performance and were subsequently sold. These included Novellus Systems and Vishay Intertechnology among technology stocks and retailer Ross Stores, Inc.

STRATEGIC CHANGES CONTRIBUTED TO THE FUND'S PERFORMANCE.

Our objective to seek total return comprised of long-term capital appreciation and current income led us to make several changes during the period.

For example, we sold Novellus Systems, Ross Stores, Tidewater Inc., and Vishay Intertechnology because they had reached target the sale price that we had set for them.

Marsh & McLennan Companies was sold for a loss due to a longer than expected turnaround and to take advantage of more compelling opportunities.

We also sold the Fund's position in Merrill Lynch during the fourth quarter of 2006 to capture a healthy gain for the Fund's portfolio. During the first quarter of 2007, its stock price had dropped significantly, which brought the security back to an attractive valuation. As a result, we reinitiated our position in Merrill Lynch.

--------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Information Technology                                                  (21%)
   Consumer Discretionary                                                  (10%)
   Consumer Staples                                                         (4%)
   Energy                                                                  (11%)
   Financials                                                              (23%)
   Health Care                                                             (20%)
   Industrials                                                             (11%)

We initiated new positions in 3M Company, ConocoPhillips, Dell Inc., Devon Energy Corporation, H&R Block, Progressive Corporation, Staples, Inc., Symantec Corp., and Teva Pharmaceuticals Industries ADR. We believe that each of these companies is a leader in its respective industry and that they are selling at very attractive valuations.

The additions of Discover Financial Services and Western Union to the Fund's portfolio were a result of a spin-off from Morgan Stanley and First Data Corporation, respectively. We

--------------------------------------------------------------------------------

3 Portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  19

--------------------------------------------------------------------------------

decided to keep the shares of both spin-off companies as they both fit well into our investment philosophy.

At the very beginning of the third quarter of 2007, Tyco International Ltd. split into three separate and distinct companies: Tyco International, Covidien Ltd., and Tyco Electronics Corporation. We intend to keep shares of all three companies and build full positions as each fits well into our investment philosophy.

We also added a new position in Analog Devices at the end of 2006, which was successfully sold in the second quarter of 2007 following a swift and healthy run up of the stock, which caused us to question whether it had risen too much too fast. However, we reinitiated our position in the stock after a dramatic one day sell-off of the stock soon thereafter.

WE CONTINUE TO BELIEVE THAT MEGA-CAP, GROWTH-ORIENTED STOCKS OFFER THE BEST VALUE PROPOSITION IN THE MARKET GOING FORWARD. AT THE SAME TIME, WE HAVE FOUND OPPORTUNITIES IN SELECT MID AND LARGE CAP HOLDINGS. WE BELIEVE THAT THIS APPROACH OFFERS INVESTORS SIGNIFICANT UPSIDE POTENTIAL WITH GOOD RISK MANAGEMENT.

The continuing business strength of many of the nation's largest businesses, combined with their still attractive valuations and macroeconomic considerations, renders them very attractive for the Fund to be holding for the balance of the year.

We have already seen how these businesses have continued to perform at or above expectation despite a slowing economic environment in the United States. To some extent, this reflects immunity from the growth cycles affecting many businesses. To another extent, it reflects the ability of these companies to replace slower U.S. business with expanding international business.

Taken together, we believe that the business of these companies will continue to thrive. We also believe that their valuation levels remain attractive, especially relative to the overall market. Furthermore we expect that these companies will be perceived as a safe haven in a market environment that is increasingly focused on credit quality and underlying strength.

At the same time, we continue to find ample opportunities among companies that, while still of substantial market capitalizations, are not mega-sized. This flexibility of approach allows us to look for opportunities over a broad spectrum, which we believe will benefit investors.

Finally, while we believe the intensity of takeovers is very likely to subside, there might still be opportunities in the Fund's portfolio for strategically driven (as opposed to purely financially driven) takeovers. Although we do not buy a stock because we think it will be acquired, in our view, there are several holdings in the Fund's portfolio that we believe would make good sense as acquisitions by industry competitors.

20  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

-----------------------------------------------------------------------------------------------------------------------------------
                                            Including Sales Charge                  Excluding Sales Charge          Expense Ratio
   LARGE COMPANY CORE FUND       6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 6   Net 7
-----------------------------------------------------------------------------------------------------------------------------------
   Class A (SLGAX)                 (1.97)    17.56   8.89       5.41        4.00      24.68   10.18      6.05        1.51%    1.25%
-----------------------------------------------------------------------------------------------------------------------------------
   Class B (WLCBX)                 (1.44)    18.57   9.02       5.26        3.56      23.57    9.30      5.26        2.26%    2.00%
-----------------------------------------------------------------------------------------------------------------------------------
   Class C (WLCCX)                  2.57     22.60   9.29       5.10        3.57      23.60    9.29      5.10        2.26%    2.00%
-----------------------------------------------------------------------------------------------------------------------------------
   Class Z (WLCZX)                                                          3.92      24.35   10.08      6.01        1.69%    1.42%
-----------------------------------------------------------------------------------------------------------------------------------
   Administrator Class (SLCKX)                                              4.13      24.81   10.66      6.29        1.34%    0.95%
-----------------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
-----------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index                                                         2.10      16.12   11.80      6.27
-----------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

5 Performance shown prior to April 11, 2005 for the Class A, Class B, and Class C shares reflects the performance of the Class A, Class B, and Class C shares, respectively, of the Strong Advisor Large Company Core Fund, the predecessor fund, adjusted to reflect Class A, Class B, and Class C sales charges, as applicable. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares of the predecessor fund, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Class Z shares reflects the performance of the Class A shares of the predecessor fund and includes expenses that are not applicable to and are higher than those of the Class Z shares but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares of the predecessor fund and includes expenses that are not applicable to and are higher than those of the Administrator Class shares but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

6 Reflects the gross expense ratio as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

22  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

WELLS FARGO ADVANTAGE U.S. VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE U.S. VALUE FUND (the Fund) seeks total return with an emphasis on long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management

PORTFOLIO MANAGER

Robert J. Costomiris, CFA

FUND INCEPTION

December 29, 1995

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
   U.S. VALUE FUND                                                       1 YEAR
--------------------------------------------------------------------------------
   Class A                                                               14.04%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
      Russell 1000 Value Index 1                                         13.47%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.25% AND 1.37%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2008, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENTS 2
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    WELLS FARGO ADVANTAGE
                      U.S. VALUE FUND -           WELLS FARGO ADVANTAGE
                           CLASS A              U.S. VALUE FUND - CLASS Z          RUSSELL 1000 VALUE INDEX
 7/31/1997                 $ 9,427                       $10,000                             $10,000
 8/31/1997                 $ 8,962                       $ 9,510                             $ 9,644
 9/30/1997                 $ 9,511                       $10,096                             $10,227
10/31/1997                 $ 9,279                       $ 9,853                             $ 9,941
11/30/1997                 $ 9,447                       $10,033                             $10,380
12/31/1997                 $ 9,662                       $10,265                             $10,683
 1/31/1998                 $ 9,616                       $10,220                             $10,532
 2/28/1998                 $10,208                       $10,852                             $11,241
 3/31/1998                 $10,722                       $11,401                             $11,929
 4/30/1998                 $10,817                       $11,505                             $12,009
 5/31/1998                 $10,666                       $11,349                             $11,831
 6/30/1998                 $11,082                       $11,794                             $11,982
 7/31/1998                 $11,047                       $11,762                             $11,771
 8/31/1998                 $ 9,406                       $10,018                             $10,019
 9/30/1998                 $ 9,846                       $10,490                             $10,594
10/31/1998                 $10,555                       $11,248                             $11,415
11/30/1998                 $11,111                       $11,843                             $11,946
12/31/1998                 $11,808                       $12,590                             $12,353
 1/31/1999                 $11,958                       $12,754                             $12,452
 2/28/1999                 $11,838                       $12,629                             $12,276
 3/31/1999                 $12,116                       $12,931                             $12,530
 4/30/1999                 $12,469                       $13,311                             $13,700
 5/31/1999                 $12,103                       $12,924                             $13,550
 6/30/1999                 $12,701                       $13,566                             $13,943
 7/31/1999                 $12,310                       $13,153                             $13,535
 8/31/1999                 $11,914                       $12,733                             $13,033
 9/30/1999                 $11,754                       $12,567                             $12,577
10/31/1999                 $12,629                       $13,506                             $13,301
11/30/1999                 $12,754                       $13,644                             $13,197
12/31/1999                 $13,536                       $14,485                             $13,261
 1/31/2000                 $12,930                       $13,840                             $12,828
 2/29/2000                 $12,700                       $13,599                             $11,875
 3/31/2000                 $13,824                       $14,807                             $13,324
 4/30/2000                 $13,419                       $14,377                             $13,169
 5/31/2000                 $13,234                       $14,182                             $13,308
 6/30/2000                 $13,266                       $14,222                             $12,700
 7/31/2000                 $13,131                       $14,081                             $12,859
 8/31/2000                 $13,860                       $14,867                             $13,574
 9/30/2000                 $13,552                       $14,542                             $13,698
10/31/2000                 $13,555                       $14,548                             $14,035
11/30/2000                 $12,811                       $13,755                             $13,514
12/31/2000                 $13,253                       $14,232                             $14,191
 1/31/2001                 $13,278                       $14,260                             $14,246
 2/28/2001                 $12,494                       $13,426                             $13,849
 3/31/2001                 $12,002                       $12,899                             $13,360
 4/30/2001                 $12,753                       $13,706                             $14,015
 5/31/2001                 $12,914                       $13,885                             $14,330
 6/30/2001                 $12,439                       $13,396                             $14,012
 7/31/2001                 $12,272                       $13,224                             $13,982
 8/31/2001                 $11,655                       $12,568                             $13,422
 9/30/2001                 $10,917                       $11,773                             $12,478
10/31/2001                 $10,814                       $11,676                             $12,370
11/30/2001                 $11,443                       $12,360                             $13,089
12/31/2001                 $11,640                       $12,565                             $13,398
 1/31/2002                 $11,568                       $12,474                             $13,295
 2/28/2002                 $11,477                       $12,368                             $13,316
 3/31/2002                 $12,094                       $13,027                             $13,946
 4/30/2002                 $11,536                       $12,420                             $13,468
 5/31/2002                 $11,529                       $12,405                             $13,535
 6/30/2002                 $10,964                       $11,791                             $12,758
 7/31/2002                 $ 9,997                       $10,751                             $11,572
 8/31/2002                 $10,067                       $10,819                             $11,659
 9/30/2002                 $ 8,998                       $ 9,659                             $10,363
10/31/2002                 $ 9,694                       $10,402                             $11,131
11/30/2002                 $10,263                       $11,017                             $11,832
12/31/2002                 $ 9,738                       $10,447                             $11,318
 1/31/2003                 $ 9,431                       $10,120                             $11,044
 2/28/2003                 $ 9,146                       $ 9,808                             $10,750
 3/31/2003                 $ 9,180                       $ 9,837                             $10,767
 4/30/2003                 $10,023                       $10,743                             $11,715
 5/31/2003                 $10,652                       $11,413                             $12,471
 6/30/2003                 $10,871                       $11,649                             $12,627
 7/31/2003                 $11,101                       $11,885                             $12,815
 8/31/2003                 $11,358                       $12,159                             $13,015
 9/30/2003                 $11,248                       $12,043                             $12,888
10/31/2003                 $11,758                       $12,593                             $13,677
11/30/2003                 $11,959                       $12,799                             $13,862
12/31/2003                 $12,706                       $13,605                             $14,717
 1/31/2004                 $12,915                       $13,835                             $14,976
 2/29/2004                 $13,195                       $14,134                             $15,297
 3/31/2004                 $13,051                       $13,982                             $15,163
 4/30/2004                 $12,928                       $13,851                             $14,792
 5/31/2004                 $12,957                       $13,882                             $14,943
 6/30/2004                 $13,281                       $14,227                             $15,296
 7/31/2004                 $13,014                       $13,942                             $15,081
 8/31/2004                 $13,216                       $14,157                             $15,295
 9/30/2004                 $13,393                       $14,345                             $15,532
10/31/2004                 $13,523                       $14,491                             $15,790
11/30/2004                 $14,074                       $15,077                             $16,589
12/31/2004                 $14,495                       $15,524                             $17,144
 1/31/2005                 $14,276                       $15,300                             $16,840
 2/28/2005                 $14,714                       $15,766                             $17,398
 3/31/2005                 $14,424                       $15,449                             $17,159
 4/30/2005                 $14,092                       $15,095                             $16,852
 5/31/2005                 $14,434                       $15,459                             $17,258
 6/30/2005                 $14,378                       $15,400                             $17,447
 7/31/2005                 $14,840                       $15,899                             $17,951
 8/31/2005                 $14,721                       $15,755                             $17,873
 9/30/2005                 $14,804                       $15,848                             $18,124
10/31/2005                 $14,357                       $15,366                             $17,664
11/30/2005                 $14,732                       $15,764                             $18,241
12/31/2005                 $14,757                       $15,797                             $18,354
 1/31/2006                 $15,176                       $16,241                             $19,066
 2/28/2006                 $15,158                       $16,222                             $19,183
 3/31/2006                 $15,332                       $16,405                             $19,443
 4/30/2006                 $15,652                       $16,743                             $19,937
 5/31/2006                 $15,479                       $16,560                             $19,433
 6/30/2006                 $15,435                       $16,521                             $19,557
 7/31/2006                 $15,654                       $16,753                             $20,033
 8/31/2006                 $16,122                       $17,248                             $20,368
 9/30/2006                 $16,460                       $17,604                             $20,774
10/31/2006                 $16,920                       $18,100                             $21,454
11/30/2006                 $17,260                       $18,460                             $21,944
12/31/2006                 $17,555                       $18,779                             $22,436
 1/31/2007                 $17,622                       $18,849                             $22,723
 2/28/2007                 $17,129                       $18,317                             $22,369
 3/31/2007                 $17,356                       $18,554                             $22,715
 4/30/2007                 $18,012                       $19,257                             $23,554
 5/31/2007                 $18,525                       $19,810                             $24,404
 6/30/2007                 $18,480                       $19,760                             $23,834
 7/31/2007                 $17,852                       $19,085                             $22,731

--------------------------------------------------------------------------------

1 Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE U.S. VALUE FUND Class A and Class Z shares for the most recent ten years with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Class Z shares, reflects all operating expenses, and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  23

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o Strong technology stock selection ruled the day as the Fund performed well on both an absolute and relative basis and outpaced its index, the Russell 1000 Value Index, for the 12-month period.

o Given the impact of the housing slump and subprime mortgages, we believed that earnings in certain areas of the financial sector were not sustainable so we kept the Fund underweighted in commercial banks and mortgage groups.

o Our disciplined investment and risk management processes helps us avoid chasing the more volatile and cyclical stocks.

WE KEPT THE FUND UNDERWEIGHTED IN COMMERCIAL BANKS AND MORTGAGE GROUPS.

The Fund's outperformance was the result of several factors, including holdings within the financial and technology sectors. Within the financial sector, the Fund benefited from both the stocks it owned as well as the industry groups it avoided. For example, we kept the Fund underweighted in commercial banks and mortgage groups. Within the technology sector, strong stock selection was the primary driver of the Fund's outperformance compared to its benchmark. We were able to take advantage of the negative market sentiment surrounding the technology group and seized the opportunity to add Juniper Networks and Applied Material to the Fund's holdings; both stocks aided Fund performance. While the Fund was negatively impacted by its underweighted position in the energy sector (energy was one of the top performing sectors during the 12-month period), this sector still had a net positive effect for the Fund as a result of our strong stock selection. Chevron was one of the Fund's top performers within the energy sector.

In contrast, industrial and material stocks detracted from Fund performance. Within the material sector, our holdings in the metals and mining group had the greatest negative impact on the Fund. Examples included Newmont Mining and Barrick Gold. Both of these holdings were added last year, and their value has yet to be broadly recognized. Industrial stocks also detracted from Fund performance. For example, Waste Management was negatively impacted by lower volumes and rising energy costs.

24  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     (15%)
Materials                                                                   (7%)
Telecommunication Services                                                  (5%)
Consumer Discretionary                                                     (12%)
Consumer Staples                                                           (17%)
Energy                                                                     (10%)
Financials                                                                 (15%)
Health Care                                                                 (8%)
Industrials                                                                (11%)
--------------------------------------------------------------------------------

WE FOUND UNDERVALUED STOCKS IN CONSUMER STAPLES.

Consistent with our goal to find undervalued stocks, we increased the Fund's weighting in consumer staple stocks. Many of these stocks remained shunned by investors, and they underperformed much of the market during the last several years. Examples of additions that we believe have promise include Hershey Company and Sysco. We also increased the Fund's holdings in some areas of the financial sector that we believed to be undervalued.

In addition, we decreased the Fund's weighting in consumer discretionary and industrial stocks. These changes were largely the result of the individual holdings being replaced by stocks that we identified as having a better return-to-risk ratio. Within the industrials sector, we reduced the Fund's position in Waste Management. Likewise, within the consumer discretionary sector, we sold the Fund's position in Reader's Digest as the result of its takeover by an investment group led by private equity firm Ripplewood Holdings LLC.

WE BELIEVE THAT OUR DISCIPLINED INVESTMENT AND RISK MANAGEMENT PROCESSES ARE WELL-SUITED FOR THE CHALLENGES OF TODAY'S MARKET.

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   General Electric Company                                                7.42%
--------------------------------------------------------------------------------
   International Business Machines Corporation                             5.45%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                 5.31%
--------------------------------------------------------------------------------
   Time Warner Incorporated                                                5.27%
--------------------------------------------------------------------------------
   The Coca-Cola Company                                                   4.87%
--------------------------------------------------------------------------------
   AT&T Incorporated                                                       4.37%
--------------------------------------------------------------------------------
   Kraft Foods Incorporated Class A                                        3.97%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                  3.60%
--------------------------------------------------------------------------------
   Chevron Corporation                                                     3.40%
--------------------------------------------------------------------------------
   The Hershey Company                                                     3.18%
--------------------------------------------------------------------------------

As we enter the second half of 2007, the Fund is overweighted in consumer staples and technology stocks. Investors continue to avoid consumer staples stocks and they are still underperforming much of the market. Our response is to hold several of these higher-quality yet out-of-favor companies instead of chasing the more volatile, cyclical stocks. The Fund is underweighted in financial and utility stocks. In financials, we believe that earnings in that sector may not be sustainable. Likewise, we remain cautious with utility stocks because they have seen a considerable increase since the end of 2003. Consistent with our investment process, we will continue to seek companies with solid assets, manageable debt, and credible management teams.

--------------------------------------------------------------------------------

3 Sector distribution and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and portfolio holdings.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  25

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

----------------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge              Excluding Sales Charge            Expense Ratio
   U.S. VALUE FUND               6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
----------------------------------------------------------------------------------------------------------------------------------
   Class A (WFUAX)                 (4.50)      7.49    10.98     5.97       1.30      14.04    12.30     6.59     1.37%    1.25%
----------------------------------------------------------------------------------------------------------------------------------
   Class B (WFUBX)                 (4.07)      8.13    11.17     6.02       0.93      13.13    11.43     6.02     2.12%    2.00%
----------------------------------------------------------------------------------------------------------------------------------
   Class C (WFUCX)                 (0.06)     12.19    11.43     5.86       0.94      13.19    11.43     5.86     2.12%    2.00%
----------------------------------------------------------------------------------------------------------------------------------
   Class Z (SEQIX)                                                          1.26      13.92    12.16     6.68     1.55%    1.32%
----------------------------------------------------------------------------------------------------------------------------------
   Administrator Class (SEQKX)                                              1.46      14.31    12.68     6.99     1.23%    0.96%
----------------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
----------------------------------------------------------------------------------------------------------------------------------
      Russell 1000(R) Value Index                                           0.04      13.47    14.46     8.56
----------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

5 Performance shown prior to April 11, 2005, for the Class A, Class B, and Class C shares reflects the performance of the Class A, Class B, and Class C shares, respectively, of the Strong Advisor U.S. Value Fund, the predecessor fund, adjusted to reflect Class A, Class B, and Class C sales charges, as applicable. Performance shown prior to the inception of the Class A shares reflects the performance of the Class Z shares of the predecessor fund and includes expenses that are not applicable to and are higher than those of the Class A shares. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to April 11, 2005, for the Class Z shares reflects the performance of the Class Z shares of the predecessor fund. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class Z shares of the predecessor fund and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

6 Reflects the gross expense ratio as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

26  Wells Fargo Advantage Large Cap Stock Funds                    Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                              Beginning        Ending         Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
   WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND             02-01-2007       07-31-2007      Period 1    Expense Ratio
-------------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $1,000.00       $1,050.70        $ 6.36         1.25%
      Hypothetical (5% return before expenses)                $1,000.00       $1,018.60        $ 6.26         1.25%
-------------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $1,000.00       $1,039.50        $10.11         2.00%
      Hypothetical (5% return before expenses)                $1,000.00       $1,014.88        $ 9.99         2.00%
------------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $1,000.00       $1,039.50        $10.11         2.00%
      Hypothetical (5% return before expenses)                $1,000.00       $1,014.88        $ 9.99         2.00%
-------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND
-------------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $1,000.00       $1,036.30        $ 6.31         1.25%
      Hypothetical (5% return before expenses)                $1,000.00       $1,018.60        $ 6.26         1.25%
-------------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $1,000.00       $1,032.10        $10.08         2.00%
      Hypothetical (5% return before expenses)                $1,000.00       $1,014.88        $ 9.99         2.00%
-------------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $1,000.00       $1,032.10        $10.08         2.00%
      Hypothetical (5% return before expenses)                $1,000.00       $1,014.88        $ 9.99         2.00%
-------------------------------------------------------------------------------------------------------------------------

Fund Expenses                    Wells Fargo Advantage Large Cap Stock Funds  27

---------------------------------------------------------------------------------------------------------------------------
                                                              Beginning        Ending         Expenses
                                                            Account Value   Account Value   Paid During    Net Annual
   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)     02-01-2007      07-31-2007      Period 1    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                  $1,000.00       $1,038.10        $ 5.05         1.00%
      Hypothetical (5% return before expenses)                $1,000.00       $1,019.84        $ 5.01         1.00%
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS
      Actual                                                  $1,000.00       $1,038.90        $ 4.04         0.80%
      Hypothetical (5% return before expenses)                $1,000.00       $1,020.83        $ 4.01         0.80%
---------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE EQUITY INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $1,000.00       $1,018.10        $ 3.10         0.62%
      Hypothetical (5% return before expenses)                $1,000.00       $1,021.72        $ 3.11         0.62%
---------------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $1,000.00       $1,014.40        $ 6.84         1.37%
      Hypothetical (5% return before expenses)                $1,000.00       $1,018.00        $ 6.85         1.37%
---------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
---------------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $1,000.00       $1,040.00        $ 6.32         1.25%
      Hypothetical (5% return before expenses)                $1,000.00       $1,018.60        $ 6.26         1.25%
---------------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $1,000.00       $1,035.60        $10.09         2.00%
      Hypothetical (5% return before expenses)                $1,000.00       $1,014.88        $ 9.99         2.00%
---------------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $1,000.00       $1,035.70        $10.09         2.00%
      Hypothetical (5% return before expenses)                $1,000.00       $1,014.88        $ 9.99         2.00%
---------------------------------------------------------------------------------------------------------------------------
   CLASS Z
      Actual                                                  $1,000.00       $1,039.20        $ 7.18         1.42%
      Hypothetical (5% return before expenses)                $1,000.00       $1,017.75        $ 7.10         1.42%
---------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                  $1,000.00       $1,041.30        $ 4.81         0.95%
      Hypothetical (5% return before expenses)                $1,000.00       $1,020.08        $ 4.76         0.95%
---------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE U.S. VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $1,000.00       $1,013.00        $ 6.24         1.25%
      Hypothetical (5% return before expenses)                $1,000.00       $1,018.60        $ 6.26         1.25%
--------------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $1,000.00       $1,009.30        $ 9.96         2.00%
      Hypothetical (5% return before expenses)                $1,000.00       $1,014.88        $ 9.99         2.00%
--------------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $1,000.00       $1,009.40        $ 9.96         2.00%
      Hypothetical (5% return before expenses)                $1,000.00       $1,014.88        $ 9.99         2.00%
--------------------------------------------------------------------------------------------------------------------------
   CLASS Z
      Actual                                                  $1,000.00       $1,012.60        $ 6.59         1.32%
      Hypothetical (5% return before expenses)                $1,000.00       $1,018.25        $ 6.61         1.32%
---------------------------------------------------------------------------------------------------------------------------

28  Wells Fargo Advantage Large Cap Stock Funds                    Fund Expenses

---------------------------------------------------------------------------------------------------------------------------
                                                              Beginning        Ending        Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
   WELLS FARGO ADVANTAGE U.S. VALUE FUND (CONTINUED)          02-01-2007      07-31-2007      Period 1    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                  $1,000.00       $1,014.60        $4.80          0.96%
      Hypothetical (5% return before expenses)                $1,000.00       $1,020.03        $4.81          0.96%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  29

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.04%

BIOPHARMACEUTICALS: 4.33%
      14,820  CELGENE CORPORATION+                                                                                  $     897,499
      31,740  GILEAD SCIENCES INCORPORATED+                                                                             1,181,680

                                                                                                                        2,079,179
                                                                                                                    -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.45%
      24,890  LOWE'S COMPANIES INCORPORATED                                                                               697,169
                                                                                                                    -------------

BUSINESS SERVICES: 13.48%
      38,730  ADOBE SYSTEMS INCORPORATED+                                                                               1,560,431
      14,719  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       1,191,944
       3,249  GOOGLE INCORPORATED CLASS A+                                                                              1,656,989
      13,720  JUNIPER NETWORKS INCORPORATED+<<                                                                            411,051
       2,996  MANPOWER INCORPORATED                                                                                       236,834
      32,591  MICROSOFT CORPORATION                                                                                       944,813
      24,640  ORACLE CORPORATION+                                                                                         471,117

                                                                                                                        6,473,179
                                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS: 4.14%
      22,500  ABBOTT LABORATORIES                                                                                       1,140,525
      13,970  JOHNSON & JOHNSON                                                                                           845,185

                                                                                                                        1,985,710
                                                                                                                    -------------

COAL MINING: 0.69%
       7,790  PEABODY ENERGY CORPORATION                                                                                  329,205
                                                                                                                    -------------

COMMUNICATIONS: 8.60%
      14,890  AMERICA MOVIL SAB DE C.V. ADR SERIES L+                                                                     891,613
      17,410  AMERICAN TOWER CORPORATION CLASS A+                                                                         725,301
      40,825  COMCAST CORPORATION CLASS A+<<                                                                            1,072,473
      17,150  NII HOLDINGS INCORPORATED+                                                                                1,440,943

                                                                                                                        4,130,330
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS: 3.54%
      20,690  JPMORGAN CHASE & COMPANY                                                                                    910,567
      11,780  STATE STREET CORPORATION                                                                                    789,613

                                                                                                                        1,700,180
                                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.53%
      50,560  CISCO SYSTEMS INCORPORATED+                                                                               1,461,689
      13,650  COOPER INDUSTRIES LIMITED CLASS A                                                                           722,358
       9,033  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     553,904
       8,400  NVIDIA CORPORATION+                                                                                         384,384
      23,550  QUALCOMM INCORPORATED                                                                                       980,858
      13,370  TEXAS INSTRUMENTS INCORPORATED                                                                              470,490

                                                                                                                        4,573,683
                                                                                                                    -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.57%
      18,260  PAYCHEX INCORPORATED                                                                                        755,599
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS: 2.29%
      21,090  THE COCA-COLA COMPANY                                                                                     1,099,000
                                                                                                                    -------------

30  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
GENERAL MERCHANDISE STORES: 2.76%
       9,340  JC PENNEY COMPANY INCORPORATED                                                                        $     635,494
      15,040  WAL-MART STORES INCORPORATED                                                                                691,088

                                                                                                                        1,326,582
                                                                                                                    -------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.02%
       5,910  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                       490,175
                                                                                                                    -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.39%
      16,070  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                 667,709
                                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.40%
       6,430  APPLE INCORPORATED+                                                                                         847,217
       9,710  DEERE & COMPANY                                                                                           1,169,278
      22,230  EMC CORPORATION                                                                                             411,477
      24,450  HEWLETT-PACKARD COMPANY                                                                                   1,125,434

                                                                                                                        3,553,406
                                                                                                                    -------------

INSURANCE CARRIERS: 3.51%
      15,490  METLIFE INCORPORATED                                                                                        932,808
      10,020  WELLPOINT INCORPORATED+                                                                                     752,702

                                                                                                                        1,685,510
                                                                                                                    -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.28%
      21,000  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    1,096,410
                                                                                                                    -------------

MEDICAL PRODUCTS: 3.91%
      11,840  ALLERGAN INCORPORATED<<                                                                                     688,259
      23,900  MERCK & COMPANY INCORPORATED                                                                              1,186,635

                                                                                                                        1,874,894
                                                                                                                    -------------

METAL MINING: 2.07%
      39,200  GOLDCORP INCORPORATED                                                                                       996,072
                                                                                                                    -------------

MISCELLANEOUS RETAIL: 4.59%
      14,190  COSTCO WHOLESALE CORPORATION                                                                                848,562
      38,540  CVS CAREMARK CORPORATION                                                                                  1,356,223

                                                                                                                        2,204,785
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.12%
       9,220  AMERICAN EXPRESS COMPANY                                                                                    539,739
                                                                                                                    -------------

OIL & GAS EXTRACTION: 5.04%
      21,680  CHESAPEAKE ENERGY CORPORATION<<                                                                             737,987
      15,660  TRANSOCEAN INCORPORATED+                                                                                  1,682,667

                                                                                                                        2,420,654
                                                                                                                    -------------

PIPELINES: 1.92%
      28,530  THE WILLIAMS COMPANIES INCORPORATED                                                                         920,093
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.84%
       2,040  GOLDMAN SACHS GROUP INCORPORATED                                                                            384,214
       8,040  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                       498,480

                                                                                                                          882,694
                                                                                                                    -------------

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  31

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.49%
       9,870  CORNING INCORPORATED                                                                                  $     235,301
                                                                                                                    -------------

TOBACCO PRODUCTS: 1.00%
       6,310  LOEWS CORPORATION - CAROLINA GROUP                                                                          478,235
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT: 9.08%
      11,450  BOEING COMPANY                                                                                            1,184,274
      10,477  GENERAL DYNAMICS CORPORATION                                                                                823,073
       7,633  GOODRICH CORPORATION                                                                                        480,192
       7,280  TEXTRON INCORPORATED                                                                                        821,839
      14,380  UNITED TECHNOLOGIES CORPORATION                                                                           1,049,309

                                                                                                                        4,358,687
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $42,599,554)                                                                                 47,554,180
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING: 5.88%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.20%
      26,133  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       26,133
      67,775  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              67,775

                                                                                                                           93,908
                                                                                                                    -------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.68%
$     24,082  AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47%         08/16/2007             24,083
      44,427  AQUIFER FUNDING LIMITED++                                               5.31          08/06/2007             44,394
      13,155  ATLANTIC ASSET SECURITIZATION CORPORATION                               5.33          09/13/2007             13,072
      10,140  ATLANTIC ASSET SECURITIZATION CORPORATION                               5.35          08/02/2007             10,138
       7,669  ATLANTIC ASSET SECURITIZATION CORPORATION++                             5.35          08/03/2007              7,666
      13,067  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                      5.39          10/25/2007             13,068
      15,489  ATOMIUM FUNDING CORPORATION++                                           5.25          08/07/2007             15,476
      49,654  ATOMIUM FUNDING CORPORATION                                             5.26          08/15/2007             49,552
      13,067  BANCO SANTANDER TOTTA LOAN+++/-                                         5.33          08/15/2008             13,067
      13,067  BANK OF IRELAND SERIES EXTC+++/-                                        5.35          08/15/2008             13,067
      26,133  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $26,137)                5.43          08/01/2007             26,133
      91,467  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $91,481)                                 5.42          08/01/2007             91,467
      10,453  BNP PARIBAS+/-                                                          5.33          05/07/2008             10,453
      25,427  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $25,431)                                                5.40          08/01/2007             25,427
      26,133  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $26,137)                                                5.43          08/01/2007             26,133
      19,861  BUCKINGHAM III CDO                                                      5.33          08/21/2007             19,803
      16,203  BUCKINGHAM III CDO                                                      5.37          09/17/2007             16,092
      20,907  CAIRN HIGH GRADE FUNDING I LLC++                                        5.29          08/03/2007             20,901
      15,680  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          08/24/2007             15,628
      13,067  CHARIOT FUNDING LLC++                                                   5.33          08/27/2007             13,017
      44,710  CHARIOT FUNDING LLC++                                                   5.33          08/28/2007             44,534
      33,974  CHEYNE FINANCE LLC+++/-                                                 5.34          02/25/2008             33,974
      26,133  CHEYNE FINANCE LLC+++/-                                                 5.42          05/19/2008             26,133
      59,987  CIESCO INCORPORATED                                                     5.29          08/31/2007             59,725
       5,227  CIT GROUP INCORPORATED+/-                                               5.43          12/19/2007              5,225

32  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      5,585  CIT GROUP INCORPORATED+/-                                               5.59%         09/20/2007     $        5,585
       5,762  CIT GROUP INCORPORATED+/-                                               5.60          11/23/2007              5,762
     102,650  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $102,665)                                                         5.42          08/01/2007            102,650
       2,613  COMERICA BANK+/-                                                        5.32          02/08/2008              2,609
      23,522  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                            5.28          08/13/2007             23,481
       5,227  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                    5.29          08/08/2007              5,221
     160,554  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $160,578)                                5.42          08/01/2007            160,554
      31,360  CULLINAN FINANCE CORPORATION+++/-                                       5.30          02/25/2008             31,360
      13,067  CULLINAN FINANCE CORPORATION+++/-                                       5.32          02/12/2008             13,065
       5,227  CULLINAN FINANCE CORPORATION                                            5.34          09/04/2007              5,201
      10,453  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $10,455)                                                5.43          08/01/2007             10,453
      26,133  EBBETS FUNDING LLC                                                      5.29          08/17/2007             26,073
      17,248  EBBETS FUNDING LLC++                                                    5.45          08/01/2007             17,248
       4,181  ERASMUS CAPITAL CORPORATION++                                           5.29          08/10/2007              4,176
       4,397  FAIRWAY FINANCE CORPORATION                                             5.33          08/31/2007              4,378
      30,501  FALCON ASSET SECURITIZATION CORPORATION                                 5.29          08/07/2007             30,474
      27,701  FALCON ASSET SECURITIZATION CORPORATION                                 5.32          09/14/2007             27,524
      26,861  FALCON ASSET SECURITIZATION CORPORATION                                 5.35          08/22/2007             26,778
      52,267  FIVE FINANCE INCORPORATED+++/-                                          5.30          07/09/2008             52,259
      10,266  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.26          08/15/2007             10,245
      29,270  GALLEON CAPITAL LLC                                                     5.29          08/09/2007             29,235
      15,661  GEMINI SECURITIZATION CORPORATION                                       5.29          08/09/2007             15,643
      23,259  GEMINI SECURITIZATION CORPORATION                                       5.29          08/15/2007             23,211
      14,420  GEMINI SECURITIZATION CORPORATION                                       5.36          08/01/2007             14,420
      32,406  GEORGE STREET FINANCE LLC++                                             5.31          08/23/2007             32,301
      17,815  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $17,818)                                 5.32          08/01/2007             17,815
      78,400  GRAMPIAN FUNDING LLC                                                    5.29          08/20/2007             78,183
      26,133  HARRIER FINANCE FUNDING LLC                                             5.29          08/17/2007             26,073
       8,885  HARRIER FINANCE FUNDING LLC                                             5.29          08/20/2007              8,861
      13,067  HARRIER FINANCE FUNDING LLC+++/-                                        5.31          01/11/2008             13,068
       5,227  HARRIER FINANCE FUNDING LLC+/-                                          5.34          04/25/2008              5,227
       5,985  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.29          08/07/2007              5,979
      31,864  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.30          08/08/2007             31,831
      26,133  HUDSON-THAMES LLC+++/-                                                  5.33          06/16/2008             26,132
      33,974  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39          08/16/2008             33,974
      13,067  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                              5.33          08/22/2008             13,068
      31,360  JUPITER SECURITIZATION CORPORATION++                                    5.29          08/06/2007             31,337
      87,789  JUPITER SECURITIZATION CORPORATION++                                    5.29          08/14/2007             87,622
       5,227  K2 (USA) LLC+++/-                                                       5.33          09/28/2007              5,227
      30,054  KESTREL FUNDING US LLC+++/-                                             5.29          02/25/2008             30,055
      20,907  KESTREL FUNDING US LLC                                                  5.32          08/13/2007             20,870
       5,227  KESTREL FUNDING US LLC+/-                                               5.34          04/25/2008              5,227
      12,953  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30          08/02/2007             12,951
      10,590  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30          08/14/2007             10,570
       8,569  LEGACY CAPITAL CORPORATION                                              5.40          08/01/2007              8,569

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  33

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     10,453  LIBERTY HARBOUR CDO II LIMITED                                          5.39%         08/23/2007     $       10,420
      20,907  LIBERTY STREET FUNDING CORPORATION++                                    5.29          08/09/2007             20,882
      12,689  LIBERTY STREET FUNDING CORPORATION                                      5.34          08/29/2007             12,638
      38,678  LIQUID FUNDING LIMITED+++/-                                             5.33          06/11/2008             38,671
      35,019  LIQUID FUNDING LIMITED+++/-                                             5.34          11/13/2007             35,019
      11,028  METLIFE GLOBAL FUNDING I+++/-                                           5.43          10/05/2007             11,030
      13,067  MORGAN STANLEY+/-                                                       5.45          08/07/2007             13,067
     107,797  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $107,813)                                               5.42          08/01/2007            107,797
       2,417  MORGAN STANLEY SERIES EXL+/-                                            5.38          08/15/2008              2,417
       2,091  NATIONAL CITY BANK+/-                                                   5.46          09/04/2007              2,091
       7,840  NEWPORT FUNDING CORPORATION                                             5.30          08/24/2007              7,814
      32,720  NEWPORT FUNDING CORPORATION                                             5.30          09/04/2007             32,558
      26,133  NORTH SEA FUNDING LLC                                                   5.32          08/27/2007             26,034
      26,133  NORTHERN ROCK PLC+++/-                                                  5.34          08/05/2008             26,141
      14,896  PREMIUM ASSET TRUST+++/-                                                5.48          12/21/2007             14,895
      13,067  PREMIUM ASSET TRUST SERIES 06-B+++/-                                    5.37          12/16/2007             13,067
       9,931  PYXIS MASTER TRUST SERIES 2007-3+++/-                                   5.37          11/27/2007              9,931
       2,114  RACERS TRUST SERIES 2004-6-MM+++/-                                      5.37          01/22/2008              2,115
      11,645  RANGER FUNDING CORPORATION                                              5.29          08/24/2007             11,606
      10,423  RANGER FUNDING CORPORATION                                              5.30          08/31/2007             10,377
      52,267  SAINT GERMAIN FUNDING                                                   5.30          08/02/2007             52,259
      18,816  SEDNA FINANCE INCORPORATED+++/-                                         5.29          04/10/2008             18,815
      18,293  SHEFFIELD RECEIVABLES CORPORATION++                                     5.28          08/03/2007             18,288
      13,328  SHIPROCK FINANCE SERIES 2007-4A+++/-                                    5.39          04/11/2008             13,328
      26,012  SIMBA FUNDING CORPORATION                                               5.28          08/16/2007             25,955
       2,091  SKANDINAVISKA ENSKILDA BANKEN AB                                        5.16          08/20/2007              2,085
      13,067  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30          02/04/2008             13,054
      10,192  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30          02/29/2008             10,192
      10,453  SLM CORPORATION+++/-                                                    5.32          05/12/2008             10,371
       4,704  STANFIELD VICTORIA FUNDING LLC++                                        5.28          08/20/2007              4,691
      16,203  STANFIELD VICTORIA FUNDING LLC+++/-                                     5.36          04/03/2008             16,210
      26,133  STANFIELD VICTORIA FUNDING LLC+++/-                                     5.37          02/15/2008             26,144
      19,580  TARGET CORPORATION                                                      5.37          08/01/2007             19,580
      16,858  TASMAN FUNDING INCORPORATED++                                           5.31          09/28/2007             16,716
       1,484  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      5.30          08/21/2007              1,480
       3,022  TRAVELERS INSURANCE COMPANY+/-                                          5.39          02/08/2008              3,021
      52,267  UBS FINANCE (DELAWARE) LLC                                              5.28          08/30/2007             52,045
      20,907  UNICREDITO ITALIANO BANK (IRELAND)                                      5.34          08/09/2007             20,882
      13,067  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                      5.34          08/14/2008             13,069
      13,067  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      5.34          08/08/2008             13,070
      12,737  VERSAILLES CDS LLC                                                      5.29          08/03/2007             12,734
       7,056  VERSAILLES CDS LLC                                                      5.34          09/07/2007              7,018
      10,453  VETRA FINANCE INCORPORATED++                                            5.32          09/28/2007             10,365
      22,475  VICTORIA FINANCE LLC+++/-                                               5.45          07/28/2008             22,468
      29,270  WHISTLEJACKET CAPITAL LIMITED                                           5.31          08/15/2007             29,210
      26,133  WHITE PINE FINANCE LLC+++/-                                             5.32          02/22/2008             26,144
      11,360  WINDMILL FUNDING CORPORATION++                                          5.29          08/08/2007             11,349

34  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     47,452  WORLD OMNI VEHICLE LEASING++                                            5.29%         08/10/2007     $       47,388
      10,453  ZELA FINANCE CORPORATION                                                5.37          10/26/2007             10,323

                                                                                                                        2,727,597
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,821,505)                                                               2,821,505
                                                                                                                   --------------

SHARES
SHORT-TERM INVESTMENTS: 0.48%
     232,898  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                232,898

TOTAL SHORT-TERM INVESTMENTS (COST $232,898)                                                                              232,898
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $45,653,957)*                         105.40%                                                                $   50,608,583

OTHER ASSETS AND LIABILITIES, NET            (5.40)                                                                    (2,593,939)
                                           -------                                                                 --------------
TOTAL NET ASSETS                            100.00%                                                                $   48,014,644
                                           -------                                                                 --------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the fund with a cost of $232,898.

* Cost for federal income tax purposes is $45,665,476 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation               $ 5,641,141
      Gross unrealized depreciation                  (698,034)
                                                  -----------
      Net unrealized appreciation (depreciation)  $ 4,943,107

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  35

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.09%

BIOPHARMACEUTICALS: 2.92%
   1,090,400  GILEAD SCIENCES INCORPORATED+<<                                                                       $  40,595,592
                                                                                                                    -------------

BUSINESS SERVICES: 15.03%
   1,346,700  ADOBE SYSTEMS INCORPORATED+<<                                                                            54,258,544
     506,995  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      41,056,455
     119,482  GOOGLE INCORPORATED CLASS A+                                                                             60,935,820
     395,200  JUNIPER NETWORKS INCORPORATED+<<                                                                         11,840,192
     940,454  MICROSOFT CORPORATION                                                                                    27,263,761
     711,300  ORACLE CORPORATION+                                                                                      13,600,056

                                                                                                                      208,954,828
                                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS: 4.97%
     770,800  ABBOTT LABORATORIES                                                                                      39,071,852
     495,400  JOHNSON & JOHNSON                                                                                        29,971,700

                                                                                                                       69,043,552
                                                                                                                    -------------

COMMUNICATIONS: 11.62%
     420,696  AMERICA MOVIL SAB DE C.V. ADR SERIES L+                                                                  25,191,276
     768,000  AMERICAN TOWER CORPORATION CLASS A+<<                                                                    31,994,880
   1,746,250  COMCAST CORPORATION CLASS A+<<                                                                           45,873,988
     695,745  NII HOLDINGS INCORPORATED+                                                                               58,456,495

                                                                                                                      161,516,639
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS: 3.09%
     976,400  JPMORGAN CHASE & COMPANY                                                                                 42,971,364
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.64%
   1,823,200  CISCO SYSTEMS INCORPORATED+                                                                              52,708,712
     469,200  COOPER INDUSTRIES LIMITED CLASS A                                                                        24,830,064
     248,147  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  15,216,374
     840,600  QUALCOMM INCORPORATED                                                                                    35,010,990
     574,000  TEXAS INSTRUMENTS INCORPORATED                                                                           20,199,060

                                                                                                                      147,965,200
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS: 2.05%
     547,200  THE COCA-COLA COMPANY                                                                                    28,514,592
                                                                                                                    -------------

GENERAL MERCHANDISE STORES: 1.38%
     283,000  JC PENNEY COMPANY INCORPORATED                                                                           19,255,320
                                                                                                                    -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.37%
     458,100  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              19,034,055
                                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.03%
     240,700  APPLE INCORPORATED+                                                                                      31,714,632
     334,800  DEERE & COMPANY                                                                                          40,316,616
     861,700  HEWLETT-PACKARD COMPANY                                                                                  39,664,051

                                                                                                                      111,695,299
                                                                                                                    -------------

INSURANCE CARRIERS: 2.55%
     471,200  WELLPOINT INCORPORATED+                                                                                  35,396,544
                                                                                                                    -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.50%
     666,200  THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                 34,782,302
                                                                                                                    -------------

36  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MEDICAL PRODUCTS: 4.16%
     353,000  ALLERGAN INCORPORATED<<                                                                             $    20,519,890
     750,600  MERCK & COMPANY INCORPORATED                                                                             37,267,290

                                                                                                                       57,787,180
                                                                                                                  ---------------
METAL MINING: 2.09%
   1,144,600  GOLDCORP INCORPORATED                                                                                    29,084,286
                                                                                                                  ---------------
MISCELLANEOUS RETAIL: 5.69%
     457,200  COSTCO WHOLESALE CORPORATION                                                                             27,340,560
   1,470,900  CVS CAREMARK CORPORATION                                                                                 51,760,971

                                                                                                                       79,101,531
                                                                                                                  ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.99%
     472,400  AMERICAN EXPRESS COMPANY                                                                                 27,654,296
                                                                                                                  ---------------
OIL & GAS EXTRACTION: 5.92%
     864,000  CHESAPEAKE ENERGY CORPORATION<<                                                                          29,410,560
     491,700  TRANSOCEAN INCORPORATED+<<                                                                               52,833,165

                                                                                                                       82,243,725
                                                                                                                  ---------------
PIPELINES: 2.68%
   1,155,000  THE WILLIAMS COMPANIES INCORPORATED                                                                      37,248,750
                                                                                                                  ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.05%
     235,600  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    14,607,200
                                                                                                                  ---------------
TRANSPORTATION EQUIPMENT: 8.36%
     432,700  BOEING COMPANY                                                                                           44,754,161
     502,902  GENERAL DYNAMICS CORPORATION                                                                             39,507,981
     283,400  TEXTRON INCORPORATED                                                                                     31,993,026

                                                                                                                      116,255,168
                                                                                                                  ---------------

TOTAL COMMON STOCKS (COST $1,224,612,515)                                                                           1,363,707,423
                                                                                                                  ---------------

COLLATERAL FOR SECURITIES LENDING: 12.95%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.43%
   1,668,054  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,668,054
   4,325,950  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           4,325,950

                                                                                                                        5,994,004
                                                                                                                  ---------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 12.52%
$  1,537,111  AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47%          08/16/2007         1,537,157
   2,835,691  AQUIFER FUNDING LIMITED++                                               5.31           08/06/2007         2,833,621
     839,631  ATLANTIC ASSET SECURITIZATION CORPORATION                               5.33           09/13/2007           834,375
     647,205  ATLANTIC ASSET SECURITIZATION CORPORATION                               5.35           08/02/2007           647,108
     489,474  ATLANTIC ASSET SECURITIZATION CORPORATION++                             5.35           08/03/2007           489,332
     834,027  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                      5.39           10/25/2007           834,102
     988,655  ATOMIUM FUNDING CORPORATION++                                           5.25           08/07/2007           987,795
   3,169,302  ATOMIUM FUNDING CORPORATION                                             5.26           08/15/2007         3,162,836
     834,027  BANCO SANTANDER TOTTA LOAN+++/-                                         5.33           08/15/2008           834,027
     834,027  BANK OF IRELAND SERIES EXTC+++/-                                        5.35           08/15/2008           834,027

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  37

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,668,054  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,668,306)             5.43%          08/01/2007    $    1,668,054
   5,838,188  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT- 102%
              COLLATERALIZED (MATURITY VALUE $5,839,067)                              5.42           08/01/2007         5,838,188
     667,221  BNP PARIBAS+/-                                                          5.33           05/07/2008           667,215
   1,622,929  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATeralized
              (MATURITY VALUE $1,623,172)                                             5.40           08/01/2007         1,622,929
   1,668,054  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,668,306)                                             5.43           08/01/2007         1,668,054
   1,267,721  BUCKINGHAM III CDO                                                      5.33           08/21/2007         1,264,019
   1,034,193  BUCKINGHAM III CDO LLC                                                  5.37           09/17/2007         1,027,119
   1,334,443  CAIRN HIGH GRADE FUNDING I LLC++                                        5.29           08/03/2007         1,334,056
   1,000,832  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31           08/24/2007           997,479
     834,027  CHARIOT FUNDING LLC++                                                   5.33           08/27/2007           830,866
   2,853,739  CHARIOT FUNDING LLC++                                                   5.33           08/28/2007         2,842,496
   2,168,470  CHEYNE FINANCE LLC+++/-                                                 5.34           02/25/2008         2,168,470
   1,668,054  CHEYNE FINANCE LLC+++/-                                                 5.42           05/19/2008         1,668,054
   3,828,850  CIESCO INCORPORATED                                                     5.29           08/31/2007         3,812,118
     333,611  CIT GROUP INCORPORATED+/-                                               5.43           12/19/2007           333,504
     356,463  CIT GROUP INCORPORATED+/-                                               5.59           09/20/2007           356,452
     367,806  CIT GROUP INCORPORATED+/-                                               5.60           11/23/2007           367,795
   6,551,947  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $6,552,933)                                                       5.42           08/01/2007         6,551,947
     166,805  COMERICA BANK+/-                                                        5.32           02/08/2008           166,533
   1,501,348  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                            5.28           08/13/2007         1,498,721
     333,611  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                    5.29           08/08/2007           333,270
  10,247,883  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $10,249,426)                             5.42           08/01/2007        10,247,883
   2,001,664  CULLINAN FINANCE CORPORATION+++/-                                       5.30           02/25/2008         2,001,664
     834,027  CULLINAN FINANCE CORPORATION+++/-                                       5.32           02/12/2008           833,927
     333,611  CULLINAN FINANCE CORPORATION                                            5.34           09/04/2007           331,959
     667,221  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $667,322)                                               5.43           08/01/2007           667,221
   1,668,054  EBBETS FUNDING LLC                                                      5.29           08/17/2007         1,664,167
   1,100,915  EBBETS FUNDING LLC++                                                    5.45           08/01/2007         1,100,915
     266,889  ERASMUS CAPITAL CORPORATION++                                           5.29           08/10/2007           266,539
     280,667  FAIRWAY FINANCE CORPORATION                                             5.33           08/31/2007           279,440
   1,946,819  FALCON ASSET SECURITIZATION CORPORATION                                 5.29           08/07/2007         1,945,125
   1,768,137  FALCON ASSET SECURITIZATION CORPORATION                                 5.32           09/14/2007         1,756,821
   1,714,459  FALCON ASSET SECURITIZATION CORPORATION                                 5.35           08/22/2007         1,709,213
   3,336,107  FIVE FINANCE INCORPORATED+++/-                                          5.30           07/09/2008         3,335,607
     655,278  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.26           08/15/2007           653,941
   1,868,220  GALLEON CAPITAL LLC                                                     5.29           08/09/2007         1,866,034
     999,631  GEMINI SECURITIZATION CORPORATION                                       5.29           08/09/2007           998,462
   1,484,568  GEMINI SECURITIZATION CORPORATION                                       5.29           08/15/2007         1,481,539
     920,399  GEMINI SECURITIZATION CORPORATION                                       5.36           08/01/2007           920,399
   2,068,386  GEORGE STREET FINANCE LLC++                                             5.31           08/23/2007         2,061,747
   1,137,116  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $1,137,284)                              5.32           08/01/2007         1,137,116
   5,004,161  GRAMPIAN FUNDING LLC                                                    5.29           08/20/2007         4,990,299
   1,668,054  HARRIER FINANCE FUNDING LLC                                             5.29           08/17/2007         1,664,167

38  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    567,138  HARRIER FINANCE FUNDING LLC                                             5.29%          08/20/2007    $      565,567
     834,027  HARRIER FINANCE FUNDING LLC+++/-                                        5.31           01/11/2008           834,110
     333,611  HARRIER FINANCE FUNDING LLC+/-                                          5.34           04/25/2008           333,611
     381,984  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.29           08/07/2007           381,652
   2,033,791  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.30           08/08/2007         2,031,717
   1,668,054  HUDSON-THAMES LLC+++/-                                                  5.33           06/16/2008         1,667,953
   2,168,470  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39           08/16/2008         2,168,470
     834,027  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                              5.33           08/22/2008           834,077
   2,001,664  JUPITER SECURITIZATION CORPORATION++                                    5.29           08/06/2007         2,000,203
   5,603,426  JUPITER SECURITIZATION CORPORATION++                                    5.29           08/14/2007         5,592,779
     333,611  K2 (USA) LLC+++/-                                                       5.33           09/28/2007           333,611
   1,918,262  KESTREL FUNDING US LLC+++/-                                             5.29           02/25/2008         1,918,338
   1,334,443  KESTREL FUNDING US LLC                                                  5.32           08/13/2007         1,332,108
     333,611  KESTREL FUNDING US LLC+/-                                               5.34           04/25/2008           333,611
     826,787  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30           08/02/2007           826,663
     675,929  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30           08/14/2007           674,644
     546,955  LEGACY CAPITAL CORPORATION                                              5.40           08/01/2007           546,955
     667,221  LIBERTY HARBOUR CDO II LIMITED                                          5.39           08/23/2007           665,080
   1,334,443  LIBERTY STREET FUNDING CORPORATION++                                    5.29           08/09/2007         1,332,882
     809,940  LIBERTY STREET FUNDING CORPORATION                                      5.34           08/29/2007           806,636
   2,468,719  LIQUID FUNDING LIMITED+++/-                                             5.33           06/11/2008         2,468,275
   2,235,192  LIQUID FUNDING LIMITED+++/-                                             5.34           11/13/2007         2,235,192
     703,919  METLIFE GLOBAL FUNDING I+++/-                                           5.43           10/05/2007           704,038
     834,027  MORGAN STANLEY+/-                                                       5.45           08/07/2007           834,027
   6,880,459  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,881,495)                                             5.42           08/01/2007         6,880,459
     154,295  MORGAN STANLEY SERIES EXL+/-                                            5.38           08/15/2008           154,242
     133,444  NATIONAL CITY BANK+/-                                                   5.46           09/04/2007           133,448
     500,416  NEWPORT FUNDING CORPORATION                                             5.30           08/24/2007           498,740
   2,088,436  NEWPORT FUNDING CORPORATION                                             5.30           09/04/2007         2,078,099
   1,668,054  NORTH SEA FUNDING LLC                                                   5.32           08/27/2007         1,661,732
   1,668,054  NORTHERN ROCK PLC+++/-                                                  5.34           08/05/2008         1,668,537
     950,791  PREMIUM ASSET TRUST+++/-                                                5.48           12/21/2007           950,753
     834,027  PREMIUM ASSET TRUST SERIES 06-B+++/-                                    5.37           12/16/2007           834,027
     633,860  PYXIS MASTER TRUST SERIES 2007-3+++/-                                   5.37           11/27/2007           633,860
     134,946  RACERS TRUST SERIES 2004-6-MM+++/-                                      5.37           01/22/2008           134,977
     743,285  RANGER FUNDING CORPORATION                                              5.29           08/24/2007           740,795
     665,253  RANGER FUNDING CORPORATION                                              5.30           08/31/2007           662,346
   3,336,107  SAINT GERMAIN FUNDING                                                   5.30           08/02/2007         3,335,607
   1,200,999  SEDNA FINANCE INCORPORATED+++/-                                         5.29           04/10/2008         1,200,939
   1,167,638  SHEFFIELD RECEIVABLES CORPORATION++                                     5.28           08/03/2007         1,167,299
     850,707  SHIPROCK FINANCE SERIES 2007-4A+++/-                                    5.39           04/11/2008           850,707
   1,660,280  SIMBA FUNDING CORPORATION                                               5.28           08/16/2007         1,656,644
     133,444  SKANDINAVISKA ENSKILDA BANKEN AB                                        5.16           08/20/2007           133,075
     834,027  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30           02/04/2008           833,193
     650,541  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30           02/29/2008           650,541
     667,221  SLM CORPORATION+++/-                                                    5.32           05/12/2008           661,944

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  39

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    300,250  STANFIELD VICTORIA FUNDING  LLC++                                       5.28%          08/20/2007   $       299,418
   1,034,193  STANFIELD VICTORIA FUNDING LLC+++/-                                     5.36           04/03/2008         1,034,628
   1,668,054  STANFIELD VICTORIA FUNDING LLC+++/-                                     5.37           02/15/2008         1,668,704
   1,249,772  TARGET CORPORATION                                                      5.37           08/01/2007         1,249,773
   1,076,028  TASMAN FUNDING INCORPORATED++                                           5.31           09/28/2007         1,066,946
      94,712  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      5.30           08/21/2007            94,436
     192,860  TRAVELERS INSURANCE COMPANY+/-                                          5.39           02/08/2008           192,856
   3,336,107  UBS FINANCE (DELAWARE) LLC                                              5.28           08/30/2007         3,321,994
   1,334,443  UNICREDITO ITALIANO BANK (IRELAND)                                      5.34           08/09/2007         1,332,882
     834,027  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                      5.34           08/14/2008           834,169
     834,027  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      5.34           08/08/2008           834,244
     813,009  VERSAILLES CDS LLC                                                      5.29           08/03/2007           812,774
     450,374  VERSAILLES CDS LLC                                                      5.34           09/07/2007           447,947
     667,221  VETRA FINANCE INCORPORATED++                                            5.32           09/28/2007           661,590
   1,434,526  VICTORIA FINANCE LLC+++/-                                               5.45           07/28/2008         1,434,123
   1,868,220  WHISTLEJACKET CAPITAL LIMITED                                           5.31           08/15/2007         1,864,408
   1,668,054  WHITE PINE FINANCE LLC+++/-                                             5.32           02/22/2008         1,668,703
     725,103  WINDMILL FUNDING CORPORATION++                                          5.29           08/08/2007           724,362
   3,028,752  WORLD OMNI VEHICLE LEASING++                                            5.29           08/10/2007         3,024,783
     667,221  ZELA FINANCE CORPORATION                                                5.37           10/26/2007           658,867

                                                                                                                      174,097,674
                                                                                                                  ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $180,091,678)                                                           180,091,678
                                                                                                                  ---------------

SHARES
SHORT-TERM INVESTMENTS: 2.48%
  34,478,084  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             34,478,084

TOTAL SHORT-TERM INVESTMENTS (COST $34,478,084)                                                                        34,478,084
                                                                                                                  ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,439,182,277)*                     113.52%                                                                $ 1,578,277,185

OTHER ASSETS AND LIABILITIES, NET          (13.52)                                                                   (187,969,425)
                                           ------                                                                 ---------------
TOTAL NET ASSETS                           100.00%                                                                $ 1,390,307,760
                                           ------                                                                 ---------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the fund with a cost of $34,478,084.

* Cost for federal income tax purposes is $1,442,582,474 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation               $ 159,345,717
      Gross unrealized depreciation                 (23,651,006)
                                                  -------------
      Net unrealized appreciation (depreciation)  $ 135,694,711

The accompanying notes are an integral part of these financial statements.

40  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.29%

AMUSEMENT & RECREATION SERVICES: 0.21%
       5,172  HARRAH'S ENTERTAINMENT INCORPORATED                                                                   $     438,017
       9,211  INTERNATIONAL GAME TECHNOLOGY                                                                               325,333

                                                                                                                          763,350
                                                                                                                    -------------

APPAREL & ACCESSORY STORES: 0.41%
       2,445  ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                       170,906
      14,689  GAP INCORPORATED                                                                                            252,651
       8,939  KOHL'S CORPORATION+                                                                                         543,491
       9,482  LIMITED BRANDS INCORPORATED<<                                                                               228,990
       6,219  NORDSTROM INCORPORATED<<                                                                                    295,900

                                                                                                                        1,491,938
                                                                                                                    -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.15%
       3,017  JONES APPAREL GROUP INCORPORATED                                                                             75,304
       2,896  LIZ CLAIBORNE INCORPORATED<<                                                                                101,765
       1,697  POLO RALPH LAUREN CORPORATION<<                                                                             151,627
       2,468  VF CORPORATION<<                                                                                            211,730

                                                                                                                          540,426
                                                                                                                    -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.07%
       4,186  AUTONATION INCORPORATED+<<                                                                                   81,543
       1,323  AUTOZONE INCORPORATED+<<                                                                                    167,770

                                                                                                                          249,313
                                                                                                                    -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
       1,694  RYDER SYSTEM INCORPORATED                                                                                    92,103
                                                                                                                    -------------

BIOPHARMACEUTICALS: 0.57%
      10,526  CELGENE CORPORATION+<<                                                                                      637,455
       7,283  GENZYME CORPORATION+                                                                                        459,339
      25,874  GILEAD SCIENCES INCORPORATED+                                                                               963,289

                                                                                                                        2,060,083
                                                                                                                    -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.15%
       3,309  CENTEX CORPORATION                                                                                          123,459
       7,571  D.R. HORTON INCORPORATED                                                                                    123,559
       2,128  KB HOME                                                                                                      67,692
       3,857  LENNAR CORPORATION CLASS A                                                                                  118,256
       5,886  PULTE HOMES INCORPORATED                                                                                    113,835

                                                                                                                          546,801
                                                                                                                    -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.94%
      54,699  HOME DEPOT INCORPORATED<<                                                                                 2,033,162
      41,701  LOWE'S COMPANIES INCORPORATED                                                                             1,168,045
       3,033  SHERWIN-WILLIAMS COMPANY<<                                                                                  211,370

                                                                                                                        3,412,577
                                                                                                                    -------------

BUSINESS SERVICES: 6.23%
      16,292  ADOBE SYSTEMS INCORPORATED+                                                                                 656,405
       2,747  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                          147,404
       4,570  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                         155,197
       6,406  AUTODESK INCORPORATED+<<                                                                                    271,422
      15,329  AUTOMATIC DATA PROCESSING INCORPORATED                                                                      711,572

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  41

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (continued)
       5,651  BMC SOFTWARE INCORPORATED+<<                                                                          $     162,297
      11,397  CA INCORPORATED                                                                                             285,837
       5,003  CITRIX SYSTEMS INCORPORATED+                                                                                180,959
       3,983  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         322,543
       4,799  COMPUTER SCIENCES CORPORATION+                                                                              267,208
       8,344  COMPUWARE CORPORATION+                                                                                       77,850
       3,793  CONVERGYS CORPORATION+                                                                                       72,257
      31,364  EBAY INCORPORATED+                                                                                        1,016,194
       8,590  ELECTRONIC ARTS INCORPORATED+                                                                               417,818
      14,099  ELECTRONIC DATA SYSTEMS CORPORATION                                                                         380,532
       4,030  EQUIFAX INCORPORATED                                                                                        163,054
       4,532  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                         224,923
      20,903  FIRST DATA CORPORATION                                                                                      664,506
       4,660  FISERV INCORPORATED+                                                                                        230,297
       6,042  GOOGLE INCORPORATED CLASS A+                                                                              3,081,420
       5,437  IMS HEALTH INCORPORATED                                                                                     152,943
      12,991  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                              136,276
       9,491  INTUIT INCORPORATED+<<                                                                                      271,822
      15,690  JUNIPER NETWORKS INCORPORATED+<<                                                                            470,072
     233,266  MICROSOFT CORPORATION                                                                                     6,762,381
       3,618  MONSTER WORLDWIDE INCORPORATED+                                                                             140,704
       4,984  NCR CORPORATION+                                                                                            260,264
       9,650  NOVELL INCORPORATED+                                                                                         64,752
       9,165  OMNICOM GROUP INCORPORATED<<                                                                                475,389
     109,680  ORACLE CORPORATION+                                                                                       2,097,082
       4,606  ROBERT HALF INTERNATIONAL INCORPORATED                                                                      156,558
      98,923  SUN MICROSYSTEMS INCORPORATED+                                                                              504,507
      24,965  SYMANTEC CORPORATION+<<                                                                                     479,328
       9,635  UNISYS CORPORATION+                                                                                          77,947
       6,792  VERISIGN INCORPORATED+                                                                                      201,654
      33,511  YAHOO! INCORPORATED+                                                                                        779,131

                                                                                                                       22,520,505
                                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS: 9.34%
      42,680  ABBOTT LABORATORIES                                                                                       2,163,449
       6,001  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       518,306
      32,131  AMGEN INCORPORATED+                                                                                       1,726,720
       2,538  AVERY DENNISON CORPORATION                                                                                  155,681
      12,159  AVON PRODUCTS INCORPORATED                                                                                  437,846
       3,040  BARR PHARMACEUTICALS INCORPORATED+<<                                                                        155,709
       7,917  BIOGEN IDEC INCORPORATED+                                                                                   447,627
      54,530  BRISTOL-MYERS SQUIBB COMPANY                                                                              1,549,197
       4,204  CLOROX COMPANY                                                                                              254,174
      14,172  COLGATE-PALMOLIVE COMPANY                                                                                   935,352
      26,412  DOW CHEMICAL COMPANY                                                                                      1,148,394
      25,593  E.I. DU PONT DE NEMOURS & COMPANY                                                                         1,195,961
       2,331  EASTMAN CHEMICAL COMPANY                                                                                    160,419
       4,856  ECOLAB INCORPORATED                                                                                         204,486
      27,337  ELI LILLY & COMPANY                                                                                       1,478,658
       3,269  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                 147,170
       8,807  FOREST LABORATORIES INCORPORATED+                                                                           354,041
       4,317  HOSPIRA INCORPORATED+                                                                                       166,938
       2,151  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             107,787
      80,257  JOHNSON & JOHNSON                                                                                         4,855,549
       6,751  KING PHARMACEUTICALS INCORPORATED+                                                                          114,835

42  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      15,059  MONSANTO COMPANY                                                                                      $     970,553
       6,882  MYLAN LABORATORIES INCORPORATED+<<                                                                          110,318
     194,460  PFIZER INCORPORATED                                                                                       4,571,755
       4,548  PPG INDUSTRIES INCORPORATED                                                                                 346,876
       8,830  PRAXAIR INCORPORATED                                                                                        676,555
      87,249  PROCTER & GAMBLE COMPANY                                                                                  5,397,223
       3,943  ROHM & HAAS COMPANY                                                                                         222,858
      41,267  SCHERING-PLOUGH CORPORATION                                                                               1,177,760
       3,638  SIGMA-ALDRICH CORPORATION<<                                                                                 164,874
      37,271  WYETH                                                                                                     1,808,389

                                                                                                                       33,725,460
                                                                                                                    -------------

COAL MINING: 0.14%
       5,045  CONSOL ENERGY INCORPORATED                                                                                  210,124
       7,341  PEABODY ENERGY CORPORATION                                                                                  310,231

                                                                                                                          520,355
                                                                                                                    -------------

COMMUNICATIONS: 4.74%
       9,572  ALLTEL CORPORATION                                                                                          631,273
     170,835  AT&T INCORPORATED                                                                                         6,689,899
      12,464  AVAYA INCORPORATED+                                                                                         206,155
       3,034  CENTURYTEL INCORPORATED<<                                                                                   139,170
       9,487  CITIZENS COMMUNICATIONS COMPANY                                                                             136,897
      13,753  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                   507,486
      86,228  COMCAST CORPORATION CLASS A+<<                                                                            2,265,210
      21,362  DIRECTV GROUP INCORPORATED+                                                                                 478,722
       4,185  EMBARQ CORPORATION                                                                                          258,591
       6,054  IAC/INTERACTIVECORP+                                                                                        173,992
      43,039  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                          367,123
      80,176  SPRINT NEXTEL CORPORATION<<                                                                               1,646,013
      80,445  VERIZON COMMUNICATIONS INCORPORATED                                                                       3,428,566
      13,209  WINDSTREAM CORPORATION                                                                                      181,756

                                                                                                                       17,110,853
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS: 9.27%
     122,961  BANK OF AMERICA CORPORATION                                                                               5,830,811
      31,296  BANK OF NEW YORK MELLON CORPORATION                                                                       1,331,645
      15,033  BB&T CORPORATION                                                                                            562,535
     137,055  CITIGROUP INCORPORATED                                                                                    6,382,651
       4,320  COMERICA INCORPORATED                                                                                       227,491
       5,302  COMMERCE BANCORP INCORPORATED                                                                               177,352
       3,649  COMPASS BANCSHARES INCORPORATED                                                                             252,803
      15,241  FIFTH THIRD BANCORP<<                                                                                       562,240
       3,484  FIRST HORIZON NATIONAL CORPORATION<<                                                                        110,512
      13,425  HUDSON CITY BANCORP INCORPORATED                                                                            164,054
      10,122  HUNTINGTON BANCSHARES INCORPORATED                                                                          194,342
      94,653  JPMORGAN CHASE & COMPANY                                                                                  4,165,679
      10,869  KEYCORP                                                                                                     377,046
       2,099  M&T BANK CORPORATION                                                                                        223,103
       7,179  MARSHALL & ILSLEY CORPORATION                                                                               295,847
      15,953  NATIONAL CITY CORPORATION                                                                                   468,859
       5,228  NORTHERN TRUST CORPORATION<<                                                                                326,541
       9,556  PNC FINANCIAL SERVICES GROUP                                                                                636,907
      19,525  REGIONS FINANCIAL CORPORATION                                                                               587,117
      10,005  SOVEREIGN BANCORP INCORPORATED                                                                              191,496

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  43

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
DEPOSITORY INSTITUTIONS (continued)
      11,002  STATE STREET CORPORATION                                                                              $     737,464
       9,881  SUNTRUST BANKS INCORPORATED<<                                                                               773,682
       9,059  SYNOVUS FINANCIAL CORPORATION                                                                               253,290
      48,176  US BANCORP<<                                                                                              1,442,871
      53,014  WACHOVIA CORPORATION<<                                                                                    2,502,791
      24,633  WASHINGTON MUTUAL INCORPORATED                                                                              924,476
      92,537  WELLS FARGO & COMPANY###                                                                                  3,124,974
      21,408  WESTERN UNION COMPANY                                                                                       427,090
       3,047  ZIONS BANCORPORATION                                                                                        227,154

                                                                                                                       33,482,823
                                                                                                                    -------------

E-COMMERCE/SERVICES: 0.19%
       8,617  AMAZON.COM INCORPORATED+<<                                                                                  676,779
                                                                                                                    -------------

EATING & DRINKING PLACES: 0.64%
       3,917  DARDEN RESTAURANTS INCORPORATED                                                                             166,747
      33,079  MCDONALD'S CORPORATION<<                                                                                  1,583,492
       2,417  WENDY'S INTERNATIONAL INCORPORATED                                                                           84,668
      14,513  YUM! BRANDS INCORPORATED                                                                                    464,997

                                                                                                                        2,299,904
                                                                                                                    -------------

EDUCATIONAL SERVICES: 0.06%
       3,877  APOLLO GROUP INCORPORATED CLASS A+                                                                          229,169
                                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES: 3.85%
      18,497  AES CORPORATION+                                                                                            363,466
       4,591  ALLEGHENY ENERGY INCORPORATED+                                                                              239,788
       7,073  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                      91,030
       5,715  AMEREN CORPORATION<<                                                                                        274,206
      11,048  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                480,478
       8,888  CENTERPOINT ENERGY INCORPORATED<<                                                                           146,474
       6,220  CMS ENERGY CORPORATION                                                                                      100,515
       7,495  CONSOLIDATED EDISON INCORPORATED<<                                                                          327,382
       5,006  CONSTELLATION ENERGY GROUP INCORPORATED<<                                                                   419,503
       9,706  DOMINION RESOURCES INCORPORATED                                                                             817,439
       4,878  DTE ENERGY COMPANY                                                                                          226,242
      34,896  DUKE ENERGY CORPORATION                                                                                     594,279
      11,146  DYNEGY INCORPORATED CLASS A+                                                                                 99,311
       9,027  EDISON INTERNATIONAL                                                                                        477,438
      19,402  EL PASO CORPORATION                                                                                         323,043
       5,465  ENTERGY CORPORATION                                                                                         546,281
      18,637  EXELON CORPORATION<<                                                                                      1,307,386
       8,446  FIRSTENERGY CORPORATION                                                                                     513,095
      11,260  FPL GROUP INCORPORATED                                                                                      650,040
       2,096  INTEGRYS ENERGY GROUP INCORPORATED                                                                          103,731
       4,870  KEYSPAN CORPORATION                                                                                         202,349
       1,247  NICOR INCORPORATED                                                                                           49,144
       7,593  NISOURCE INCORPORATED                                                                                       144,799
       9,739  PG&E CORPORATION                                                                                            416,927
       2,777  PINNACLE WEST CAPITAL CORPORATION                                                                           104,082
      10,670  PPL CORPORATION                                                                                             502,984
       7,043  PROGRESS ENERGY INCORPORATED                                                                                307,497
       7,003  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                603,308
       4,777  QUESTAR CORPORATION                                                                                         245,968
       7,309  SEMPRA ENERGY                                                                                               385,330
      17,506  SPECTRA ENERGY CORPORATION<<                                                                                445,878

44  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
       5,807  TECO ENERGY INCORPORATED                                                                              $      93,725
      20,831  THE SOUTHERN COMPANY                                                                                        700,755
      12,722  TXU CORPORATION                                                                                             830,111
      14,336  WASTE MANAGEMENT INCORPORATED                                                                               545,198
      11,330  XCEL ENERGY INCORPORATED<<                                                                                  229,999

                                                                                                                       13,909,181
                                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.71%
      15,251  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                      206,499
       9,838  ALTERA CORPORATION                                                                                          228,242
       9,063  ANALOG DEVICES INCORPORATED                                                                                 321,283
      12,891  BROADCOM CORPORATION CLASS A+<<                                                                             422,954
       2,366  CIENA CORPORATION+<<                                                                                         86,430
     168,221  CISCO SYSTEMS INCORPORATED+                                                                               4,863,269
       5,071  COOPER INDUSTRIES LIMITED CLASS A                                                                           268,357
      22,035  EMERSON ELECTRIC COMPANY                                                                                  1,037,187
     285,062  GENERAL ELECTRIC COMPANY                                                                                 11,049,003
       1,805  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                209,380
       4,965  JABIL CIRCUIT INCORPORATED                                                                                  111,861
       5,851  JDS UNIPHASE CORPORATION+<<                                                                                  83,845
       5,309  KLA-TENCOR CORPORATION<<                                                                                    301,498
       3,461  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    337,655
       7,033  LINEAR TECHNOLOGY CORPORATION<<                                                                             250,726
      21,344  LSI LOGIC CORPORATION+<<                                                                                    153,677
       8,885  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                      281,655
       6,217  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     381,226
      20,957  MICRON TECHNOLOGY INCORPORATED+<<                                                                           248,760
       3,935  MOLEX INCORPORATED                                                                                          111,518
      64,133  MOTOROLA INCORPORATED                                                                                     1,089,620
       7,730  NATIONAL SEMICONDUCTOR CORPORATION                                                                          200,903
      10,281  NETWORK APPLIANCE INCORPORATED+                                                                             291,364
       3,501  NOVELLUS SYSTEMS INCORPORATED+<<                                                                             99,849
      10,055  NVIDIA CORPORATION+                                                                                         460,117
       4,407  QLOGIC CORPORATION+                                                                                          58,569
      46,182  QUALCOMM INCORPORATED                                                                                     1,923,480
       4,636  ROCKWELL COLLINS INCORPORATED                                                                               318,493
      12,129  TELLABS INCORPORATED+                                                                                       137,664
      39,724  TEXAS INSTRUMENTS INCORPORATED                                                                            1,397,888
      13,732  TYCO ELECTRONICS LIMITED+                                                                                   491,880
       2,185  WHIRLPOOL CORPORATION                                                                                       223,110
       8,253  XILINX INCORPORATED                                                                                         206,325

                                                                                                                       27,854,287
                                                                                                                    -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.28%
       2,443  FLUOR CORPORATION<<                                                                                         282,191
       6,372  MOODY'S CORPORATION<<                                                                                       342,814
       9,418  PAYCHEX INCORPORATED                                                                                        389,717

                                                                                                                        1,014,722
                                                                                                                    -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.33%
       2,828  BALL CORPORATION                                                                                            144,992
       4,232  FORTUNE BRANDS INCORPORATED                                                                                 344,062
      11,414  ILLINOIS TOOL WORKS INCORPORATED<<                                                                          628,341
       1,606  SNAP-ON INCORPORATED                                                                                         84,042

                                                                                                                        1,201,437
                                                                                                                    -------------

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  45

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
FINANCIAL SERVICES: 0.04%
       5,137  JANUS CAPITAL GROUP INCORPORATED                                                                      $     154,418
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS: 3.48%
      21,052  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     1,026,706
      18,085  ARCHER DANIELS MIDLAND COMPANY                                                                              607,656
       6,011  CAMPBELL SOUP COMPANY                                                                                       221,385
       7,728  COCA-COLA ENTERPRISES INCORPORATED                                                                          175,116
      13,801  CONAGRA FOODS INCORPORATED                                                                                  349,855
       5,352  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                                117,369
       9,596  GENERAL MILLS INCORPORATED                                                                                  533,730
       9,000  H.J. HEINZ COMPANY                                                                                          393,840
       3,230  HERCULES INCORPORATED<<                                                                                      67,055
       6,940  KELLOGG COMPANY                                                                                             359,561
      44,447  KRAFT FOODS INCORPORATED CLASS A                                                                          1,455,639
       3,607  MCCORMICK & COMPANY INCORPORATED                                                                            123,215
       1,311  MOLSON COORS BREWING COMPANY                                                                                116,600
       3,645  PEPSI BOTTLING GROUP INCORPORATED                                                                           121,962
      45,133  PEPSICO INCORPORATED<<                                                                                    2,961,627
      20,353  SARA LEE CORPORATION                                                                                        322,595
      55,681  THE COCA-COLA COMPANY                                                                                     2,901,537
       4,749  THE HERSHEY COMPANY                                                                                         218,929
       7,004  TYSON FOODS INCORPORATED CLASS A                                                                            149,185
       5,973  WM. WRIGLEY JR. COMPANY                                                                                     344,523

                                                                                                                       12,568,085
                                                                                                                    -------------

FOOD STORES: 0.44%
      19,616  KROGER COMPANY                                                                                              509,231
      12,235  SAFEWAY INCORPORATED                                                                                        389,929
      20,525  STARBUCKS CORPORATION+<<                                                                                    547,607
       3,916  WHOLE FOODS MARKET INCORPORATED<<                                                                           145,049

                                                                                                                        1,591,816
                                                                                                                    -------------

FORESTRY: 0.12%
       5,982  WEYERHAEUSER COMPANY                                                                                        426,158
                                                                                                                    -------------

FURNITURE & FIXTURES: 0.16%
       4,908  LEGGETT & PLATT INCORPORATED                                                                                101,743
      10,465  MASCO CORPORATION<<                                                                                         284,753
       7,727  NEWELL RUBBERMAID INCORPORATED                                                                              204,379

                                                                                                                          590,875
                                                                                                                    -------------

GENERAL MERCHANDISE STORES: 1.73%
       3,033  BIG LOTS INCORPORATED+                                                                                       78,433
       4,178  FAMILY DOLLAR STORES INCORPORATED                                                                           123,752
       6,233  JC PENNEY COMPANY INCORPORATED                                                                              424,093
      12,736  MACY'S INCORPORATED                                                                                         459,388
       2,281  SEARS HOLDINGS CORPORATION+                                                                                 312,018
      23,592  TARGET CORPORATION<<                                                                                      1,428,967
      12,603  TJX COMPANIES INCORPORATED                                                                                  349,733
      67,168  WAL-MART STORES INCORPORATED                                                                              3,086,370

                                                                                                                        6,262,754
                                                                                                                    -------------

HEALTH SERVICES: 0.34%
      10,657  CARDINAL HEALTH INCORPORATED                                                                                700,485
       3,258  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                 240,603

46  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HEALTH SERVICES (continued)
       2,027  MANOR CARE INCORPORATED                                                                               $     128,410
      13,106  TENET HEALTHCARE CORPORATION+<<                                                                              67,889
       2,840  WATSON PHARMACEUTICALS INCORPORATED+                                                                         86,393

                                                                                                                        1,223,780
                                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES: 1.14%
       2,691  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           113,695
       6,176  ARCHSTONE-SMITH TRUST                                                                                       354,564
       2,206  AVALONBAY COMMUNITIES INCORPORATED<<                                                                        238,182
       3,297  BOSTON PROPERTIES INCORPORATED<<                                                                            311,534
       3,462  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                   166,176
       8,055  EQUITY RESIDENTIAL                                                                                          320,670
       6,790  GENERAL GROWTH PROPERTIES INCORPORATED                                                                      325,784
      14,464  HOST HOTELS & RESORTS INCORPORATED<<                                                                        305,480
       6,284  KIMCO REALTY CORPORATION<<                                                                                  234,582
       4,897  PLUM CREEK TIMBER COMPANY                                                                                   190,297
       7,109  PROLOGIS                                                                                                    404,502
       3,401  PUBLIC STORAGE INCORPORATED<<                                                                               238,376
       6,189  SIMON PROPERTY GROUP INCORPORATED<<                                                                         535,534
       3,618  VORNADO REALTY TRUST                                                                                        387,235

                                                                                                                        4,126,611
                                                                                                                    -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.22%
       7,589  BED BATH & BEYOND INCORPORATED+<<                                                                           262,883
      11,216  BEST BUY COMPANY INCORPORATED<<                                                                             500,121
       3,831  CIRCUIT CITY STORES INCORPORATED<<                                                                           45,589

                                                                                                                          808,593
                                                                                                                    -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.39%
      10,799  HILTON HOTELS CORPORATION                                                                                   477,424
       9,099  MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                               378,063
       5,960  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                            375,242
       5,051  WYNDHAM WORLDWIDE CORPORATION                                                                               169,966

                                                                                                                        1,400,695
                                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.54%
      19,955  3M COMPANY                                                                                                1,774,399
       4,872  AMERICAN STANDARD COMPANIES INCORPORATED                                                                    263,332
      23,965  APPLE INCORPORATED+                                                                                       3,157,628
      38,291  APPLIED MATERIALS INCORPORATED<<                                                                            843,934
       8,875  BAKER HUGHES INCORPORATED                                                                                   701,569
       1,827  BLACK & DECKER CORPORATION                                                                                  158,163
      17,743  CATERPILLAR INCORPORATED                                                                                  1,398,148
       2,889  CUMMINS INCORPORATED<<                                                                                      342,924
       6,233  DEERE & COMPANY                                                                                             750,578
      62,941  DELL INCORPORATED+<<                                                                                      1,760,460
       5,663  DOVER CORPORATION                                                                                           288,813
       4,059  EATON CORPORATION                                                                                           394,454
      58,143  EMC CORPORATION<<                                                                                         1,076,227
      72,563  HEWLETT-PACKARD COMPANY                                                                                   3,340,075
       8,357  INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                    420,524
     160,982  INTEL CORPORATION                                                                                         3,802,395
      37,849  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                             4,187,992
       2,620  LEXMARK INTERNATIONAL INCORPORATED+                                                                         103,595
       4,921  NATIONAL OILWELL VARCO INCORPORATED+<<                                                                      591,061

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  47

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       3,396  PALL CORPORATION                                                                                      $     141,002
       3,209  PARKER HANNIFIN CORPORATION                                                                                 316,664
       6,085  PITNEY BOWES INCORPORATED                                                                                   280,519
       6,323  SANDISK CORPORATION+<<                                                                                      339,102
       5,554  SMITH INTERNATIONAL INCORPORATED                                                                            341,071
      25,049  SOLECTRON CORPORATION+                                                                                       94,184
       2,310  STANLEY WORKS                                                                                               127,812
       2,856  TEREX CORPORATION+                                                                                          246,330

                                                                                                                       27,242,955
                                                                                                                    -------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.35%
       8,135  AON CORPORATION                                                                                             325,725
       4,655  HUMANA INCORPORATED+                                                                                        298,339
      15,389  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     423,967
       9,498  UNUMPROVIDENT CORPORATION                                                                                   230,801

                                                                                                                        1,278,832
                                                                                                                    -------------

INSURANCE CARRIERS: 5.36%
       9,020  ACE LIMITED<<                                                                                               520,634
      14,308  AETNA INCORPORATED                                                                                          687,786
      13,553  AFLAC INCORPORATED<<                                                                                        706,382
      16,829  ALLSTATE CORPORATION                                                                                        894,461
       2,824  AMBAC FINANCIAL GROUP INCORPORATED                                                                          189,632
      71,880  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 4,613,258
       2,749  ASSURANT INCORPORATED                                                                                       139,429
      11,124  CHUBB CORPORATION                                                                                           560,761
       7,974  CIGNA CORPORATION                                                                                           411,777
       4,756  CINCINNATI FINANCIAL CORPORATION                                                                            186,435
      11,591  GENWORTH FINANCIAL INCORPORATED                                                                             353,757
       8,774  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                              806,067
       7,502  LINCOLN NATIONAL CORPORATION                                                                                452,521
      12,350  LOEWS CORPORATION                                                                                           585,390
       3,624  MBIA INCORPORATED                                                                                           203,306
      20,548  METLIFE INCORPORATED                                                                                      1,237,401
       2,301  MGIC INVESTMENT CORPORATION<<                                                                                88,957
       7,419  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      418,357
      12,956  PRUDENTIAL FINANCIAL INCORPORATED                                                                         1,148,290
       2,942  SAFECO CORPORATION                                                                                          172,019
      20,399  THE PROGRESSIVE CORPORATION                                                                                 427,971
      18,397  THE TRAVELERS COMPANIES INCORPORATED                                                                        934,200
       2,646  TORCHMARK CORPORATION                                                                                       162,835
      37,129  UNITEDHEALTH GROUP INCORPORATED                                                                           1,798,157
      17,003  WELLPOINT INCORPORATED+                                                                                   1,277,265
       5,152  XL CAPITAL LIMITED CLASS A                                                                                  401,135

                                                                                                                       19,378,183
                                                                                                                    -------------

LEATHER & LEATHER PRODUCTS: 0.13%
      10,283  COACH INCORPORATED+                                                                                         467,465
                                                                                                                    -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.52%
      10,971  AGILENT TECHNOLOGIES INCORPORATED+                                                                          418,544
       5,085  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                158,754
       1,505  BAUSCH & LOMB INCORPORATED<<                                                                                 96,215
       6,788  BECTON DICKINSON & COMPANY                                                                                  518,332
      32,877  BOSTON SCIENTIFIC CORPORATION+                                                                              432,333

48  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       2,861  C.R. BARD INCORPORATED                                                                                $     224,503
      13,732  COVIDIEN LIMITED+                                                                                           562,325
       6,596  DANAHER CORPORATION<<                                                                                       492,589
       7,971  EASTMAN KODAK COMPANY<<                                                                                     201,268
       1,495  MILLIPORE CORPORATION+<<                                                                                    117,522
       3,318  PERKINELMER INCORPORATED                                                                                     92,340
       4,378  QUEST DIAGNOSTICS INCORPORATED<<                                                                            242,848
      12,298  RAYTHEON COMPANY                                                                                            680,817
       4,371  ROCKWELL AUTOMATION INCORPORATED                                                                            305,926
       2,264  TEKTRONIX INCORPORATED<<                                                                                     74,372
       5,256  TERADYNE INCORPORATED+                                                                                       82,467
      11,690  THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                    610,335
       2,795  WATERS CORPORATION+                                                                                         162,837

                                                                                                                        5,474,327
                                                                                                                    -------------

MEDICAL EQUIPMENT & SUPPLIES: 0.60%
      31,907  MEDTRONIC INCORPORATED                                                                                    1,616,728
       9,374  ST. JUDE MEDICAL INCORPORATED+                                                                              404,394
       3,531  VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                      144,065

                                                                                                                        2,165,187
                                                                                                                    -------------

MEDICAL MANAGEMENT SERVICES: 0.35%
       4,331  COVENTRY HEALTH CARE INCORPORATED+                                                                          241,713
       7,548  EXPRESS SCRIPTS INCORPORATED+<<                                                                             378,381
       7,762  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        630,818

                                                                                                                        1,250,912
                                                                                                                    -------------

MEDICAL PRODUCTS: 1.51%
       8,520  ALLERGAN INCORPORATED<<                                                                                     495,268
      18,052  BAXTER INTERNATIONAL INCORPORATED                                                                           949,535
      60,050  MERCK & COMPANY INCORPORATED                                                                              2,981,483
       8,274  STRYKER CORPORATION<<                                                                                       516,546
       6,560  ZIMMER HOLDINGS INCORPORATED+                                                                               510,106

                                                                                                                        5,452,938
                                                                                                                    -------------

METAL MINING: 0.42%
      10,401  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                         977,486
      12,499  NEWMONT MINING CORPORATION                                                                                  521,833

                                                                                                                        1,499,319
                                                                                                                    -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.07%
       2,640  VULCAN MATERIALS COMPANY                                                                                    252,701
                                                                                                                    -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.33%
       4,415  HASBRO INCORPORATED                                                                                         123,708
      10,898  MATTEL INCORPORATED<<                                                                                       249,673
       3,788  TIFFANY & COMPANY<<                                                                                         182,771
      13,732  TYCO INTERNATIONAL LIMITED                                                                                  649,386

                                                                                                                        1,205,538
                                                                                                                    -------------

MISCELLANEOUS RETAIL: 1.20%
      12,375  COSTCO WHOLESALE CORPORATION                                                                                740,025
      42,766  CVS CAREMARK CORPORATION                                                                                  1,504,936
       1,687  DILLARD'S INCORPORATED CLASS A<<                                                                             50,424

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  49

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL (continued)
       7,660  OFFICE DEPOT INCORPORATED+                                                                            $     191,194
       2,087  OFFICEMAX INCORPORATED                                                                                       68,621
       3,756  RADIOSHACK CORPORATION<<                                                                                     94,388
      19,818  STAPLES INCORPORATED                                                                                        456,199
      27,730  WALGREEN COMPANY<<                                                                                        1,225,111

                                                                                                                        4,330,898
                                                                                                                    -------------

MOTION PICTURES: 1.44%
      64,537  NEWS CORPORATION CLASS A                                                                                  1,363,021
     104,887  TIME WARNER INCORPORATED                                                                                  2,020,124
      54,906  WALT DISNEY COMPANY                                                                                       1,811,898

                                                                                                                        5,195,043
                                                                                                                    -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.88%
       8,528  FEDEX CORPORATION                                                                                           944,391
      29,343  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                              2,221,852

                                                                                                                        3,166,243
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.98%
       4,891  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                       185,711
      32,933  AMERICAN EXPRESS COMPANY                                                                                  1,927,898
      11,449  CAPITAL ONE FINANCIAL CORPORATION                                                                           810,131
       5,313  CIT GROUP INCORPORATED                                                                                      218,789
      16,442  COUNTRYWIDE FINANCIAL CORPORATION                                                                           463,171
      14,601  DISCOVER FINANCIAL SERVICES+                                                                                336,553
      26,961  FANNIE MAE                                                                                                1,613,346
      18,329  FREDDIE MAC                                                                                               1,049,702
      11,399  SLM CORPORATION+                                                                                            560,489

                                                                                                                        7,165,790
                                                                                                                    -------------

OFFICE EQUIPMENT: 0.13%
      25,971  XEROX CORPORATION+                                                                                          453,454
                                                                                                                    -------------

OIL & GAS EXTRACTION: 3.22%
      12,854  ANADARKO PETROLEUM CORPORATION<<                                                                            646,942
       9,175  APACHE CORPORATION                                                                                          741,707
       8,127  BJ SERVICES COMPANY                                                                                         212,521
      11,345  CHESAPEAKE ENERGY CORPORATION<<                                                                             386,184
      12,324  DEVON ENERGY CORPORATION                                                                                    919,494
       4,130  ENSCO INTERNATIONAL INCORPORATED                                                                            252,219
       6,777  EOG RESOURCES INCORPORATED<<                                                                                475,068
      25,326  HALLIBURTON COMPANY                                                                                         912,243
       7,800  NABORS INDUSTRIES LIMITED+                                                                                  228,072
       3,713  NOBLE CORPORATION                                                                                           380,434
      23,103  OCCIDENTAL PETROLEUM CORPORATION                                                                          1,310,402
       3,065  ROWAN COMPANIES INCORPORATED<<                                                                              129,312
      32,655  SCHLUMBERGER LIMITED                                                                                      3,093,082
       7,983  TRANSOCEAN INCORPORATED+<<                                                                                  857,773
       9,345  WEATHERFORD INTERNATIONAL LIMITED+<<                                                                        517,059
      10,622  XTO ENERGY INCORPORATED                                                                                     579,218

                                                                                                                       11,641,730
                                                                                                                    -------------

PAPER & ALLIED PRODUCTS: 0.27%
       2,898  BEMIS COMPANY INCORPORATED                                                                                   85,404
      12,068  INTERNATIONAL PAPER COMPANY                                                                                 447,361

50  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS (continued)
       5,110  MEADWESTVACO CORPORATION                                                                              $     166,279
       3,612  PACTIV CORPORATION+                                                                                         114,175
       2,931  TEMPLE-INLAND INCORPORATED                                                                                  170,379

                                                                                                                          983,598
                                                                                                                    -------------

PERSONAL SERVICES: 0.09%
       3,736  CINTAS CORPORATION<<                                                                                        136,588
       8,947  H & R BLOCK INCORPORATED                                                                                    178,493

                                                                                                                          315,081
                                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 6.98%
       1,548  ASHLAND INCORPORATED                                                                                         94,521
      59,550  CHEVRON CORPORATION<<                                                                                     5,077,233
      45,285  CONOCOPHILLIPS                                                                                            3,660,839
     156,085  EXXON MOBIL CORPORATION                                                                                  13,287,516
       7,560  HESS CORPORATION                                                                                            462,672
      19,006  MARATHON OIL CORPORATION                                                                                  1,049,131
       5,212  MURPHY OIL CORPORATION<<                                                                                    323,352
       3,365  SUNOCO INCORPORATED                                                                                         224,513
      15,211  VALERO ENERGY CORPORATION                                                                                 1,019,289

                                                                                                                       25,199,066
                                                                                                                    -------------

PIPELINES: 0.15%
      16,593  THE WILLIAMS COMPANIES INCORPORATED                                                                         535,124
                                                                                                                    -------------

PRIMARY METAL INDUSTRIES: 0.69%
      24,092  ALCOA INCORPORATED                                                                                          920,314
       2,830  ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                       296,952
       8,359  NUCOR CORPORATION<<                                                                                         419,622
       3,812  PRECISION CASTPARTS CORPORATION                                                                             522,473
       3,278  UNITED STATES STEEL CORPORATION                                                                             322,195

                                                                                                                        2,481,556
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.82%
      20,297  CBS CORPORATION CLASS B                                                                                     643,821
       1,810  DOW JONES & COMPANY INCORPORATED                                                                            103,858
       2,309  E.W. SCRIPPS COMPANY CLASS A<<                                                                               94,600
       6,502  GANNETT COMPANY INCORPORATED                                                                                324,450
       9,509  MCGRAW-HILL COMPANIES INCORPORATED                                                                          575,295
       1,079  MEREDITH CORPORATION                                                                                         60,953
       3,987  NEW YORK TIMES COMPANY CLASS A<<                                                                             91,143
       6,098  RR DONNELLEY & SONS COMPANY                                                                                 257,701
       2,341  TRIBUNE COMPANY                                                                                              65,454
      19,094  VIACOM INCORPORATED CLASS B+<<                                                                              731,300

                                                                                                                        2,948,575
                                                                                                                    -------------

RAILROAD TRANSPORTATION: 0.79%
       9,867  BURLINGTON NORTHERN SANTA FE CORPORATION<<                                                                  810,475
      12,112  CSX CORPORATION                                                                                             574,230
      10,895  NORFOLK SOUTHERN CORPORATION                                                                                585,933
       7,501  UNION PACIFIC CORPORATION                                                                                   893,669

                                                                                                                        2,864,307
                                                                                                                    -------------

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  51

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
REAL ESTATE: 0.05%
       5,195  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                          $     181,409
                                                                                                                    -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
       4,476  SEALED AIR CORPORATION                                                                                      121,971
       5,716  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                       164,164

                                                                                                                          286,135
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.91%
       6,518  AMERIPRISE FINANCIAL INCORPORATED                                                                           392,840
       3,298  BEAR STEARNS COMPANIES INCORPORATED<<                                                                       399,784
      28,035  CHARLES SCHWAB CORPORATION                                                                                  564,345
       1,533  CME GROUP INCORPORATED<<                                                                                    846,983
      11,827  E*TRADE FINANCIAL CORPORATION+<<                                                                            219,036
       2,454  FEDERATED INVESTORS INCORPORATED CLASS B                                                                     88,369
       4,565  FRANKLIN RESOURCES INCORPORATED                                                                             581,444
      11,317  GOLDMAN SACHS GROUP INCORPORATED                                                                          2,131,444
       3,643  LEGG MASON INCORPORATED                                                                                     327,870
      14,757  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                       914,934
      24,128  MERRILL LYNCH & COMPANY INCORPORATED                                                                      1,790,298
      29,202  MORGAN STANLEY                                                                                            1,865,132
       7,359  T. ROWE PRICE GROUP INCORPORATED<<                                                                          383,625

                                                                                                                       10,506,104
                                                                                                                    -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.29%
      43,578  CORNING INCORPORATED                                                                                      1,038,900
                                                                                                                    -------------

TOBACCO PRODUCTS: 1.22%
      58,276  ALTRIA GROUP INCORPORATED                                                                                 3,873,606
       4,740  REYNOLDS AMERICAN INCORPORATED<<                                                                            289,946
       4,437  UST INCORPORATED                                                                                            237,601

                                                                                                                        4,401,153
                                                                                                                    -------------

TRANSPORTATION BY AIR: 0.09%
      21,635  SOUTHWEST AIRLINES COMPANY<<                                                                                338,804
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT: 3.28%
      21,817  BOEING COMPANY                                                                                            2,256,517
       2,503  BRUNSWICK CORPORATION<<                                                                                      69,984
      52,094  FORD MOTOR COMPANY+<<                                                                                       443,320
      11,216  GENERAL DYNAMICS CORPORATION                                                                                881,129
      15,675  GENERAL MOTORS CORPORATION<<                                                                                507,870
       4,720  GENUINE PARTS COMPANY                                                                                       224,578
       3,468  GOODRICH CORPORATION                                                                                        218,172
       7,136  HARLEY-DAVIDSON INCORPORATED<<                                                                              409,036
      21,604  HONEYWELL INTERNATIONAL INCORPORATED                                                                      1,242,446
       5,035  ITT CORPORATION                                                                                             316,601
       5,466  JOHNSON CONTROLS INCORPORATED                                                                               618,478
       9,833  LOCKHEED MARTIN CORPORATION                                                                                 968,354
       9,562  NORTHROP GRUMMAN CORPORATION                                                                                727,668
       6,880  PACCAR INCORPORATED                                                                                         562,922
       3,475  TEXTRON INCORPORATED                                                                                        392,293
      27,553  UNITED TECHNOLOGIES CORPORATION                                                                           2,010,542

                                                                                                                       11,849,910
                                                                                                                    -------------

52  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION SERVICES: 0.06%
       4,742  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                  $     230,698
                                                                                                                    -------------

TRAVEL & RECREATION: 0.15%
      12,258  CARNIVAL CORPORATION                                                                                        543,152
                                                                                                                    -------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.65%
       5,294  AMERISOURCEBERGEN CORPORATION                                                                               249,400
       2,183  BROWN-FORMAN CORPORATION CLASS B                                                                            145,039
       3,601  DEAN FOODS COMPANY+                                                                                         103,601
       8,184  MCKESSON CORPORATION                                                                                        472,708
      10,504  NIKE INCORPORATED CLASS B<<                                                                                 592,951
       5,757  SUPERVALU INCORPORATED<<                                                                                    239,894
      17,122  SYSCO CORPORATION                                                                                           545,849

                                                                                                                        2,349,442
                                                                                                                    -------------

WHOLESALE TRADE-DURABLE GOODS: 0.32%
      12,638  KIMBERLY-CLARK CORPORATION<<                                                                                850,158
       3,855  PATTERSON COMPANIES INCORPORATED+<<                                                                         138,279
       1,967  W.W. GRAINGER INCORPORATED                                                                                  171,837

                                                                                                                        1,160,274
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $187,066,956)                                                                               358,690,654
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING: 18.89%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.63%
     632,118  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      632,118
   1,639,342  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           1,639,342

                                                                                                                        2,271,460
                                                                                                                    -------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 18.26%
$    582,497  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47%         08/16/2007           582,514
   1,074,600  AQUIFER FUNDING LIMITED++                                                5.31          08/06/2007         1,073,816
     318,183  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.33          09/13/2007           316,191
     245,262  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.35          08/02/2007           245,225
     185,489  ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.35          08/03/2007           185,435
     316,059  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                       5.39          10/25/2007           316,087
     374,656  ATOMIUM FUNDING CORPORATION++                                            5.25          08/07/2007           374,330
   1,201,024  ATOMIUM FUNDING CORPORATION                                              5.26          08/15/2007         1,198,574
     316,059  BANCO SANTANDER TOTTA LOAN+++/-                                          5.33          08/15/2008           316,059
     316,059  BANK OF IRELAND SERIES EXTC+++/-                                         5.35          08/15/2008           316,059
     632,118  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $632,213)                5.43          08/01/2007           632,118
   2,212,412  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $2,212,745)                               5.42          08/01/2007         2,212,412
     252,847  BNP PARIBAS+/-                                                           5.33          05/07/2008           252,845
     615,017  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $615,109)                                                          5.40          08/01/2007           615,017
     632,118  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $632,213)                                                          5.43          08/01/2007           632,118
     480,410  BUCKINGHAM III CDO                                                       5.33          08/21/2007           479,007
     391,913  BUCKINGHAM III CDO                                                       5.37          09/17/2007           389,232
     505,694  CAIRN HIGH GRADE FUNDING I LLC++                                         5.29          08/03/2007           505,548

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  53

EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    379,271  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31%         08/24/2007     $     378,000
     316,059  CHARIOT FUNDING LLC++                                                    5.33          08/27/2007           314,861
   1,081,440  CHARIOT FUNDING LLC++                                                    5.33          08/28/2007         1,077,179
     821,753  CHEYNE FINANCE LLC+++/-                                                  5.34          02/25/2008           821,753
     632,118  CHEYNE FINANCE LLC+++/-                                                  5.42          05/19/2008           632,118
   1,450,963  CIESCO INCORPORATED                                                      5.29          08/31/2007         1,444,622
     126,424  CIT GROUP INCORPORATED+/-                                                5.43          12/19/2007           126,383
     135,084  CIT GROUP INCORPORATED+/-                                                5.59          09/20/2007           135,080
     139,382  CIT GROUP INCORPORATED+/-                                                5.60          11/23/2007           139,378
   2,482,895  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $2,483,269)                                                        5.42          08/01/2007         2,482,895
      63,212  COMERICA BANK+/-                                                         5.32          02/08/2008            63,109
     568,944  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.28          08/13/2007           567,948
     126,424  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                     5.29          08/08/2007           126,295
   3,883,490  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $3,884,075)                               5.42          08/01/2007         3,883,490
     758,541  CULLINAN FINANCE CORPORATION+++/-                                        5.30          02/25/2008           758,541
     316,059  CULLINAN FINANCE CORPORATION+++/-                                        5.32          02/12/2008           316,021
     126,424  CULLINAN FINANCE CORPORATION                                             5.34          09/04/2007           125,798
     252,847  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $252,885)                                                5.43          08/01/2007           252,847
     632,118  EBBETS FUNDING LLC                                                       5.29          08/17/2007           630,645
     417,198  EBBETS FUNDING LLC++                                                     5.45          08/01/2007           417,198
     101,139  ERASMUS CAPITAL CORPORATION++                                            5.29          08/10/2007           101,006
     106,360  FAIRWAY FINANCE CORPORATION                                              5.33          08/31/2007           105,895
     737,757  FALCON ASSET SECURITIZATION CORPORATION                                  5.29          08/07/2007           737,115
     670,045  FALCON ASSET SECURITIZATION CORPORATION                                  5.32          09/14/2007           665,757
     649,703  FALCON ASSET SECURITIZATION CORPORATION                                  5.35          08/22/2007           647,715
   1,264,236  FIVE FINANCE INCORPORATED+++/-                                           5.30          07/09/2008         1,264,046
     248,321  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.26          08/15/2007           247,815
     707,972  GALLEON CAPITAL LLC                                                      5.29          08/09/2007           707,144
     378,816  GEMINI SECURITIZATION CORPORATION                                        5.29          08/09/2007           378,372
     562,585  GEMINI SECURITIZATION CORPORATION                                        5.29          08/15/2007           561,437
     348,790  GEMINI SECURITIZATION CORPORATION                                        5.36          08/01/2007           348,790
     783,826  GEORGE STREET FINANCE LLC++                                              5.31          08/23/2007           781,310
     430,916  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $430,980)                                 5.32          08/01/2007           430,916
   1,896,353  GRAMPIAN FUNDING LLC                                                     5.29          08/20/2007         1,891,100
     632,118  HARRIER FINANCE FUNDING LLC                                              5.29          08/17/2007           630,645
     214,920  HARRIER FINANCE FUNDING LLC                                              5.29          08/20/2007           214,325
     316,059  HARRIER FINANCE FUNDING LLC+++/-                                         5.31          01/11/2008           316,090
     126,424  HARRIER FINANCE FUNDING LLC+/-                                           5.34          04/25/2008           126,424
     144,755  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.29          08/07/2007           144,629
     770,716  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.30          08/08/2007           769,930
     632,118  HUDSON-THAMES LLC+++/-                                                   5.33          06/16/2008           632,080
     821,753  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39          08/16/2008           821,753
     316,059  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                               5.33          08/22/2008           316,078
     758,541  JUPITER SECURITIZATION CORPORATION++                                     5.29          08/06/2007           757,988
   2,123,448  JUPITER SECURITIZATION CORPORATION++                                     5.29          08/14/2007         2,119,413

54  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    126,424  K2 (USA) LLC+++/-                                                        5.33%         09/28/2007     $     126,424
     726,935  KESTREL FUNDING US LLC+++/-                                              5.29          02/25/2008           726,965
     505,694  KESTREL FUNDING US LLC                                                   5.32          08/13/2007           504,809
     126,424  KESTREL FUNDING US LLC+/-                                                5.34          04/25/2008           126,424
     313,315  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.30          08/02/2007           313,268
     256,147  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.30          08/14/2007           255,660
     207,271  LEGACY CAPITAL CORPORATION                                               5.40          08/01/2007           207,271
     252,847  LIBERTY HARBOUR CDO II LIMITED                                           5.39          08/23/2007           252,035
     505,694  LIBERTY STREET FUNDING CORPORATION++                                     5.29          08/09/2007           505,103
     306,931  LIBERTY STREET FUNDING CORPORATION                                       5.34          08/29/2007           305,679
     935,534  LIQUID FUNDING LIMITED+++/-                                              5.33          06/11/2008           935,366
     847,038  LIQUID FUNDING LIMITED+++/-                                              5.34          11/13/2007           847,038
     266,754  METLIFE GLOBAL FUNDING I+++/-                                            5.43          10/05/2007           266,799
     316,059  MORGAN STANLEY+/-                                                        5.45          08/07/2007           316,059
   2,607,387  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,607,780)                                              5.42          08/01/2007         2,607,387
      58,471  MORGAN STANLEY SERIES EXL+/-                                             5.38          08/15/2008            58,451
      50,569  NATIONAL CITY BANK+/-                                                    5.46          09/04/2007            50,571
     189,635  NEWPORT FUNDING CORPORATION                                              5.30          08/24/2007           189,000
     791,424  NEWPORT FUNDING CORPORATION                                              5.30          09/04/2007           787,507
     632,118  NORTH SEA FUNDING LLC                                                    5.32          08/27/2007           629,722
     632,118  NORTHERN ROCK PLC+++/-                                                   5.34          08/05/2008           632,301
     360,307  PREMIUM ASSET TRUST+++/-                                                 5.48          12/21/2007           360,293
     316,059  PREMIUM ASSET TRUST SERIES 06-B+++/-                                     5.37          12/16/2007           316,059
     240,205  PYXIS MASTER TRUST SERIES 2007-3+++/-                                    5.37          11/27/2007           240,205
      51,138  RACERS TRUST SERIES 2004-6-MM+++/-                                       5.37          01/22/2008            51,150
     281,672  RANGER FUNDING CORPORATION                                               5.29          08/24/2007           280,728
     252,101  RANGER FUNDING CORPORATION                                               5.30          08/31/2007           251,000
   1,264,236  SAINT GERMAIN FUNDING                                                    5.30          08/02/2007         1,264,046
     455,125  SEDNA FINANCE INCORPORATED+++/-                                          5.29          04/10/2008           455,102
     442,482  SHEFFIELD RECEIVABLES CORPORATION++                                      5.28          08/03/2007           442,354
     322,380  SHIPROCK FINANCE SERIES 2007-4A+++/-                                     5.39          04/11/2008           322,380
     629,172  SIMBA FUNDING CORPORATION                                                5.28          08/16/2007           627,794
      50,569  SKANDINAVISKA ENSKILDA BANKEN AB                                         5.16          08/20/2007            50,429
     316,059  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.30          02/04/2008           315,743
     246,526  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.30          02/29/2008           246,526
     252,847  SLM CORPORATION+++/-                                                     5.32          05/12/2008           250,847
     113,781  STANFIELD VICTORIA FUNDING LLC++                                         5.28          08/20/2007           113,466
     391,913  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.36          04/03/2008           392,078
     632,118  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.37          02/15/2008           632,364
     473,608  TARGET CORPORATION                                                       5.37          08/01/2007           473,608
     407,767  TASMAN FUNDING INCORPORATED++                                            5.31          09/28/2007           404,325
      35,892  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.30          08/21/2007            35,787
      73,085  TRAVELERS INSURANCE COMPANY+/-                                           5.39          02/08/2008            73,084
   1,264,236  UBS FINANCE (DELAWARE) LLC                                               5.28          08/30/2007         1,258,888
     505,694  UNICREDITO ITALIANO BANK (IRELAND)                                       5.34          08/09/2007           505,103
     316,059  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                       5.34          08/14/2008           316,113

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  55

EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    316,059  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                       5.34%         08/08/2008     $     316,141
     308,094  VERSAILLES CDS LLC                                                       5.29          08/03/2007           308,005
     170,672  VERSAILLES CDS LLC                                                       5.34          09/07/2007           169,752
     252,847  VETRA FINANCE INCORPORATED++                                             5.32          09/28/2007           250,713
     543,621  VICTORIA FINANCE LLC+++/-                                                5.45          07/28/2008           543,469
     707,972  WHISTLEJACKET CAPITAL LIMITED                                            5.31          08/15/2007           706,528
     632,118  WHITE PINE FINANCE LLC+++/-                                              5.32          02/22/2008           632,364
     274,782  WINDMILL FUNDING CORPORATION++                                           5.29          08/08/2007           274,501
   1,147,762  WORLD OMNI VEHICLE LEASING++                                             5.29          08/10/2007         1,146,251
     252,847  ZELA FINANCE CORPORATION                                                 5.37          10/26/2007           249,681

                                                                                                                       65,975,237
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $68,246,697)                                                             68,246,697
                                                                                                                    -------------

SHARES
RIGHTS: 0.00%
      12,100  SEAGATE TECHNOLOGY RIGHTS(i)(a)                                                                                   0

TOTAL RIGHTS (COST $0)                                                                                                          0
                                                                                                                    -------------

SHORT-TERM INVESTMENTS: 0.91%

MUTUAL FUNDS: 0.86%
   3,094,461  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,094,461
                                                                                                                    -------------

PRINCIPAL
US TREASURY BILLS: 0.05%
$    165,000  US TREASURY BILL^#                                                       5.08          08/09/2007           164,831
      30,000  US TREASURY BILL^#                                                       4.72          11/08/2007            29,605

                                                                                                                          194,436
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,288,900)                                                                          3,288,897
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $258,602,553)*                        119.09%                                                                 $ 430,226,248
OTHER ASSETS AND LIABILITIES, NET           (19.09)                                                                   (68,970,798)
                                            ------                                                                  -------------
TOTAL NET ASSETS                            100.00%                                                                 $ 361,255,450
                                            ------                                                                  -------------

56  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

EQUITY INDEX FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

###   Long-term security of an affiliate of the fund with a cost of $871,623

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

(i)   Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the fund with a cost of $3,094,461.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

* Cost for federal income tax purposes is $259,846,734 and net unrealized appreciation (depreciation) consists of:

        Gross unrealized appreciation              $ 189,712,475
        Gross unrealized depreciation                (19,332,961)
                                                   -------------
      Net unrealized appreciation (depreciation)   $ 170,379,514

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  57

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.31%

APPAREL & ACCESSORY STORES: 3.08%
      94,700  GAP INCORPORATED                                                                                      $   1,628,840
                                                                                                                    -------------

BIOPHARMACEUTICALS: 3.82%
      48,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                              2,016,960
                                                                                                                    -------------

BUSINESS SERVICES: 5.42%
      71,000  MICROSOFT CORPORATION                                                                                     2,058,290
      42,000  SYMANTEC CORPORATION+                                                                                       806,400

                                                                                                                        2,864,690
                                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS: 9.32%
      25,000  JOHNSON & JOHNSON                                                                                         1,512,500
      75,000  PFIZER INCORPORATED                                                                                       1,763,250
      34,000  WYETH                                                                                                     1,649,680

                                                                                                                        4,925,430
                                                                                                                    -------------

COMMUNICATIONS: 3.19%
      64,500  COMCAST CORPORATION CLASS A<<+                                                                            1,687,965
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS: 13.70%
      40,000  BANK OF AMERICA CORPORATION                                                                               1,896,800
      41,000  CITIGROUP INCORPORATED                                                                                    1,909,370
      34,600  JPMORGAN CHASE & COMPANY                                                                                  1,522,746
      96,000  WESTERN UNION COMPANY                                                                                     1,915,200

                                                                                                                        7,244,116
                                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.08%
      16,600  ANALOG DEVICES INCORPORATED                                                                                 588,470
      72,000  CISCO SYSTEMS INCORPORATED+                                                                               2,081,520
      52,500  GENERAL ELECTRIC COMPANY                                                                                  2,034,900
      17,400  TYCO ELECTRONICS LIMITED+                                                                                   623,268

                                                                                                                        5,328,158
                                                                                                                    -------------

GENERAL MERCHANDISE STORES: 3.86%
      44,400  WAL-MART STORES INCORPORATED                                                                              2,040,180
                                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.69%
      22,000  3M COMPANY                                                                                                1,956,240
      24,000  DELL INCORPORATED+                                                                                          671,280
      83,300  INTEL CORPORATION                                                                                         1,967,546

                                                                                                                        4,595,066
                                                                                                                    -------------

INSURANCE CARRIERS: 5.70%
      30,600  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,963,908
      50,000  THE PROGRESSIVE CORPORATION                                                                               1,049,000

                                                                                                                        3,012,908
                                                                                                                    -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.90%
      50,500  BOSTON SCIENTIFIC CORPORATION+                                                                              664,075
      47,000  COVIDIEN LIMITED+                                                                                         1,924,650

                                                                                                                        2,588,725
                                                                                                                    -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.68%
      30,000  TYCO INTERNATIONAL LIMITED                                                                                1,418,700
                                                                                                                    -------------


58  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL: 1.93%
      44,400  STAPLES INCORPORATED                                                                                  $   1,022,088
                                                                                                                    -------------

MOTION PICTURES: 3.75%
     103,000  TIME WARNER INCORPORATED                                                                                  1,983,780
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.51%
      11,650  DISCOVER FINANCIAL SERVICES+                                                                                268,533
                                                                                                                    -------------

OIL & GAS EXTRACTION: 1.76%
      12,500  DEVON ENERGY CORPORATION                                                                                    932,625
                                                                                                                    -------------

PERSONAL SERVICES: 0.91%
      24,000  H & R BLOCK INCORPORATED                                                                                    478,800
                                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 8.92%
      25,500  CHEVRON CORPORATION<<                                                                                     2,174,129
      24,500  CONOCOPHILLIPS                                                                                            1,980,580
       6,600  EXXON MOBIL CORPORATION                                                                                     561,858

                                                                                                                        4,716,567
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.09%
      20,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                      1,484,000
      27,200  MORGAN STANLEY                                                                                            1,737,264

                                                                                                                        3,221,264
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $48,446,612)                                                                                 51,975,395
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING: 11.57%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.38%
      56,677  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       56,677
     146,987  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             146,987

                                                                                                                          203,664
                                                                                                                    -------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 11.19%
$     52,228  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47%         08/16/2007            52,229
      96,351  AQUIFER FUNDING LIMITED++                                                5.31          08/06/2007            96,281
      28,529  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.33          09/13/2007            28,350
      21,991  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.35          08/02/2007            21,987
      16,631  ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.35          08/03/2007            16,626
      28,338  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                       5.39          10/25/2007            28,341
      33,592  ATOMIUM FUNDING CORPORATION++                                            5.25          08/07/2007            33,563
     107,686  ATOMIUM FUNDING CORPORATION                                              5.26          08/15/2007           107,467
      28,338  BANCO SANTANDER TOTTA LOAN+++/-                                          5.33          08/15/2008            28,338
      28,338  BANK OF IRELAND SERIES EXTC+++/-                                         5.35          08/15/2008            28,338
      56,677  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $56,686)                 5.43          08/01/2007            56,677
     198,369  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $198,399)                                 5.42          08/01/2007           198,369
      22,671  BNP PARIBAS+/-                                                           5.33          05/07/2008            22,671
      55,144  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $55,152)                                                           5.40          08/01/2007            55,144
      56,677  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $56,686)                                                           5.43          08/01/2007            56,677
      43,075  BUCKINGHAM III CDO                                                       5.33          08/21/2007            42,949

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  59

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     35,140  BUCKINGHAM III CDO                                                       5.37%         09/17/2007    $       34,899
      45,342  CAIRN HIGH GRADE FUNDING I LLC++                                         5.29          08/03/2007            45,328
      34,006  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31          08/24/2007            33,892
      28,338  CHARIOT FUNDING LLC++                                                    5.33          08/27/2007            28,231
      96,964  CHARIOT FUNDING LLC++                                                    5.33          08/28/2007            96,582
      73,680  CHEYNE FINANCE LLC+++/-                                                  5.34          02/25/2008            73,680
      56,677  CHEYNE FINANCE LLC+++/-                                                  5.42          05/19/2008            56,677
     130,096  CIESCO INCORPORATED                                                      5.29          08/31/2007           129,528
      11,335  CIT GROUP INCORPORATED+/-                                                5.43          12/19/2007            11,332
      12,112  CIT GROUP INCORPORATED+/-                                                5.59          09/20/2007            12,112
      12,497  CIT GROUP INCORPORATED+/-                                                5.60          11/23/2007            12,497
     222,622  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $222,656)                                                5.42          08/01/2007           222,622
       5,668  COMERICA BANK+/-                                                         5.32          02/08/2008             5,658
      51,013  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.28          08/13/2007            50,923
      11,335  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                     5.29          08/08/2007            11,324
     348,202  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED MATURITY VALUE $348,254)                                  5.42          08/01/2007           348,202
      68,012  CULLINAN FINANCE CORPORATION+++/-                                        5.30          02/25/2008            68,012
      28,338  CULLINAN FINANCE CORPORATION+++/-                                        5.32          02/12/2008            28,335
      11,335  CULLINAN FINANCE CORPORATION                                             5.34          09/04/2007            11,279
      22,671  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $22,674)                                                 5.43          08/01/2007            22,671
      56,677  EBBETS FUNDING LLC                                                       5.29          08/17/2007            56,545
      37,407  EBBETS FUNDING LLC++                                                     5.45          08/01/2007            37,407
       9,068  ERASMUS CAPITAL CORPORATION++                                            5.29          08/10/2007             9,056
       9,536  FAIRWAY FINANCE CORPORATION                                              5.33          08/31/2007             9,495
      66,149  FALCON ASSET SECURITIZATION CORPORATION                                  5.29          08/07/2007            66,091
      60,078  FALCON ASSET SECURITIZATION CORPORATION                                  5.32          09/14/2007            59,693
      58,254  FALCON ASSET SECURITIZATION CORPORATION                                  5.35          08/22/2007            58,075
     113,354  FIVE FINANCE INCORPORATED+++/-                                           5.30          07/09/2008           113,337
      22,265  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.26          08/15/2007            22,220
      63,478  GALLEON CAPITAL LLC                                                      5.29          08/09/2007            63,404
      33,965  GEMINI SECURITIZATION CORPORATION                                        5.29          08/09/2007            33,926
      50,443  GEMINI SECURITIZATION CORPORATION                                        5.29          08/15/2007            50,340
      31,273  GEMINI SECURITIZATION CORPORATION                                        5.36          08/01/2007            31,273
      70,279  GEORGE STREET FINANCE LLC++                                              5.31          08/23/2007            70,054
      38,637  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $38,643)                             5.32          08/01/2007            38,637
     170,031  GRAMPIAN FUNDING LLC                                                     5.29          08/20/2007           169,560
      56,677  Harrier Finance Funding LLC                                              5.29          08/17/2007            56,545
      19,270  Harrier Finance Funding LLC                                              5.29          08/20/2007            19,217
      28,338  HARRIER FINANCE FUNDING LLC+++/-                                         5.31          01/11/2008            28,341
      11,335  HARRIER FINANCE FUNDING LLC+/-                                           5.34          04/25/2008            11,335
      12,979  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.29          08/07/2007            12,968
      69,104  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.30          08/08/2007            69,033
      56,677  HUDSON-THAMES LLC+++/-                                                   5.33          06/16/2008            56,674
      73,680  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39          08/16/2008            73,680
      28,338  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                               5.33          08/22/2008            28,340

60  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     68,012  JUPITER SECURITIZATION CORPORATION++                                     5.29%         08/06/2007    $       67,963
     190,393  JUPITER SECURITIZATION CORPORATION++                                     5.29          08/14/2007           190,031
      11,335  K2 (USA) LLC+++/-                                                        5.33          09/28/2007            11,335
      65,179  KESTREL FUNDING US LLC+++/-                                              5.29          02/25/2008            65,181
      45,342  KESTREL FUNDING US LLC                                                   5.32          08/13/2007            45,262
      11,335  KESTREL FUNDING US LLC+/-                                                5.34          04/25/2008            11,335
      28,093  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.30          08/02/2007            28,088
      22,967  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.30          08/14/2007            22,923
      18,584  LEGACY CAPITAL CORPORATION                                               5.40          08/01/2007            18,584
      22,671  LIBERTY HARBOUR CDO II LIMITED                                           5.39          08/23/2007            22,598
      45,342  LIBERTY STREET FUNDING CORPORATION++                                     5.29          08/09/2007            45,289
      27,520  LIBERTY STREET FUNDING CORPORATION                                       5.34          08/29/2007            27,408
      83,882  LIQUID FUNDING LIMITED+++/-                                              5.33          06/11/2008            83,867
      75,947  LIQUID FUNDING LIMITED+++/-                                              5.34          11/13/2007            75,947
      23,918  METLIFE GLOBAL FUNDING I+++/-                                            5.43          10/05/2007            23,922
      28,338  MORGAN STANLEY+/-                                                        5.45          08/07/2007            28,338
     233,784  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $233,819)                                                5.42          08/01/2007           233,784
       5,243  MORGAN STANLEY SERIES EXL+/-                                             5.38          08/15/2008             5,241
       4,534  NATIONAL CITY BANK+/-                                                    5.46          09/04/2007             4,534
      17,003  NEWPORT FUNDING CORPORATION                                              5.30          08/24/2007            16,946
      70,961  NEWPORT FUNDING CORPORATION                                              5.30          09/04/2007            70,609
      56,677  NORTH SEA FUNDING LLC                                                    5.32          08/27/2007            56,462
      56,677  NORTHERN ROCK PLC+++/-                                                   5.34          08/05/2008            56,693
      32,306  PREMIUM ASSET TRUST+++/-                                                 5.48          12/21/2007            32,305
      28,338  PREMIUM ASSET TRUST SERIES 06-B+++/-                                     5.37          12/16/2007            28,338
      21,537  PYXIS MASTER TRUST SERIES 2007-3+++/-                                    5.37          11/27/2007            21,537
       4,585  RACERS TRUST SERIES 2004-6-MM+++/-                                       5.37          01/22/2008             4,586
      25,255  RANGER FUNDING CORPORATION                                               5.29          08/24/2007            25,171
      22,604  RANGER FUNDING CORPORATION                                               5.30          08/31/2007            22,505
     113,354  SAINT GERMAIN FUNDING                                                    5.30          08/02/2007           113,337
      40,807  SEDNA FINANCE INCORPORATED+++/-                                          5.29          04/10/2008            40,805
      39,674  SHEFFIELD RECEIVABLES CORPORATION++                                      5.28          08/03/2007            39,662
      28,905  SHIPROCK FINANCE SERIES 2007-4A+++/-                                     5.39          04/11/2008            28,905
      56,413  SIMBA FUNDING CORPORATION                                                5.28          08/16/2007            56,289
       4,534  SKANDINAVISKA ENSKILDA BANKEN AB                                         5.16          08/20/2007             4,522
      28,338  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.30          02/04/2008            28,310
      22,104  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.30          02/29/2008            22,104
      22,671  SLM CORPORATION+++/-                                                     5.32          05/12/2008            22,491
      10,202  STANFIELD VICTORIA FUNDING LLC++                                         5.28          08/20/2007            10,174
      35,140  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.36          04/03/2008            35,154
      56,677  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.37          02/15/2008            56,699
      42,465  TARGET CORPORATION                                                       5.37          08/01/2007            42,465
      36,561  TASMAN FUNDING INCORPORATED++                                            5.31          09/28/2007            36,253
       3,218  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.30          08/21/2007             3,209
       6,553  TRAVELERS INSURANCE COMPANY+/-                                           5.39          02/08/2008             6,553
     113,354  UBS FINANCE (DELAWARE) LLC                                               5.28          08/30/2007           112,876

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  61

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     45,342  UNICREDITO ITALIANO BANK (IRELAND)                                       5.34%         08/09/2007    $       45,289
      28,338  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                       5.34          08/14/2008            28,343
      28,338  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                       5.34          08/08/2008            28,346
      27,624  VERSAILLES CDS LLC                                                       5.29          08/03/2007            27,616
      15,303  VERSAILLES CDS LLC                                                       5.34          09/07/2007            15,220
      22,671  VETRA FINANCE INCORPORATED++                                             5.32          09/28/2007            22,479
      48,742  VICTORIA FINANCE LLC+++/-                                                5.45          07/28/2008            48,729
      63,478  WHISTLEJACKET CAPITAL LIMITED                                            5.31          08/15/2007            63,349
      56,677  WHITE PINE FINANCE LLC+++/-                                              5.32          02/22/2008            56,699
      24,637  WINDMILL FUNDING CORPORATION++                                           5.29          08/08/2007            24,612
     102,911  WORLD OMNI VEHICLE LEASING++                                             5.29          08/10/2007           102,779
      22,671  ZELA FINANCE CORPORATION                                                 5.37          10/26/2007            22,387

                                                                                                                        5,915,475
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,119,139)                                                               6,119,139
                                                                                                                   --------------

SHARES
SHORT-TERM INVESTMENTS: 3.10%
   1,635,551  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,635,551
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,635,551)                                                                          1,635,551
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $56,201,302)*                                      112.98%                                                   $   59,730,085

OTHER ASSETS AND LIABILITIES, NET                        (12.98)                                                       (6,861,867)
                                                        -------                                                    --------------
TOTAL NET ASSETS                                         100.00%                                                   $   52,868,218
                                                        -------                                                    --------------

--------------------------------------------------------------------------------

 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the fund with a cost of $1,635,551.

  * Cost for federal income tax purposes is $56,201,302 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                 $ 5,058,618
      Gross unrealized depreciation                  (1,529,835)
                                                   ------------
      Net unrealized appreciation (depreciation)    $ 3,528,783

The accompanying notes are an integral part of these financial statements.

62  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.10%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.24%
      14,375  HANESBRANDS INCORPORATED+                                                                            $      445,769
                                                                                                                   --------------
BIOPHARMACEUTICALS: 0.02%
       2,000  PDL BIOPHARMA INCORPORATED+                                                                                  46,980
                                                                                                                   --------------
BUSINESS SERVICES: 1.00%
       1,000  EBAY INCORPORATED+                                                                                           32,400
       5,000  ELECTRONIC ARTS INCORPORATED+                                                                               243,200
       2,000  SYMANTEC CORPORATION+<<                                                                                      38,400
      67,000  YAHOO! INCORPORATED+                                                                                      1,557,750

                                                                                                                        1,871,750
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 6.48%
         290  BASF AG ADR                                                                                                  37,541
      60,000  BRISTOL-MYERS SQUIBB COMPANY                                                                              1,704,600
      84,000  DOW CHEMICAL COMPANY                                                                                      3,652,320
      50,631  E.I. DU PONT DE NEMOURS & COMPANY                                                                         2,365,987
       1,000  MERCK SERONO SA ADR(i)(a)                                                                                    22,000
     183,000  PFIZER INCORPORATED                                                                                       4,302,330
          60  TRONOX INCORPORATED CLASS B                                                                                     738

                                                                                                                       12,085,516
                                                                                                                   --------------
COMMUNICATIONS: 8.57%
     204,000  AT&T INCORPORATED                                                                                         7,988,640
       9,000  CENTURYTEL INCORPORATED<<                                                                                   412,830
       7,238  CITADEL BROADCASTING CORPORATION                                                                             36,335
         614  CITIZENS COMMUNICATIONS COMPANY                                                                               8,860
      25,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                   922,500
     201,000  COMCAST CORPORATION CLASS A+<<                                                                            5,280,270
       2,550  EMBARQ CORPORATION                                                                                          157,565
         116  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                          13,276
       1,000  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                      20,950
       4,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                           34,120
      51,000  SPRINT NEXTEL CORPORATION                                                                                 1,047,030
       1,000  VODAFONE GROUP PLC ADR<<                                                                                     30,350
       1,033  WINDSTREAM CORPORATION                                                                                       14,214

                                                                                                                       15,966,940
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 7.81%
      51,400  BANK OF AMERICA CORPORATION                                                                               2,437,388
       1,943  BANK OF NEW YORK MELLON CORPORATION                                                                          82,675
     104,000  CITIGROUP INCORPORATED                                                                                    4,843,280
     113,000  CITIZENS REPUBLIC BANKCORP INCORPORATED                                                                   1,819,300
       8,000  COMPASS BANCSHARES INCORPORATED                                                                             554,240
      48,400  JPMORGAN CHASE & COMPANY                                                                                  2,130,084
      11,000  KEYCORP                                                                                                     381,590
      13,000  REGIONS FINANCIAL CORPORATION                                                                               390,910
      47,000  US BANCORP                                                                                                1,407,650
      11,000  WACHOVIA CORPORATION<<                                                                                      519,310

                                                                                                                       14,566,427
                                                                                                                   --------------

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  63

U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES: 1.17%
         700  DTE ENERGY COMPANY                                                                                   $       32,466
       6,600  PROGRESS ENERGY INCORPORATED                                                                                288,156
      49,000  WASTE MANAGEMENT INCORPORATED                                                                             1,863,470

                                                                                                                        2,184,092
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.24%
     350,000  GENERAL ELECTRIC COMPANY                                                                                 13,566,000
       1,000  NOKIA OYJ ADR                                                                                                28,640
     103,000  TEXAS INSTRUMENTS INCORPORATED                                                                            3,624,570

                                                                                                                       17,219,210
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 14.96%
      13,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       634,010
      15,000  COCA-COLA ENTERPRISES INCORPORATED                                                                          339,900
      60,000  CONAGRA FOODS INCORPORATED                                                                                1,521,000
     258,000  DEL MONTE FOODS COMPANY                                                                                   2,992,800
     221,900  KRAFT FOODS INCORPORATED CLASS A                                                                          7,267,225
       2,000  SARA LEE CORPORATION                                                                                         31,700
     171,000  THE COCA-COLA COMPANY                                                                                     8,910,810
     126,000  THE HERSHEY COMPANY                                                                                       5,808,600
      18,000  TYSON FOODS INCORPORATED CLASS A                                                                            383,400

                                                                                                                       27,889,445
                                                                                                                   --------------
FURNITURE & FIXTURES: 0.01%
       1,000  NEWELL RUBBERMAID INCORPORATED                                                                               26,450
                                                                                                                   --------------
HEALTH SERVICES: 0.01%
       2,000  NEKTAR THERAPEUTICS+<<                                                                                       15,260
                                                                                                                   --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.13%
      10,000  DISCOVERY HOLDING COMPANY CLASS A+                                                                          237,200
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.21%
     183,000  APPLIED MATERIALS INCORPORATED                                                                            4,033,320
       2,000  CAMERON INTERNATIONAL CORPORATION+                                                                          156,000
       8,000  DEERE & COMPANY                                                                                             963,360
     131,000  DELL INCORPORATED+                                                                                        3,664,070
       1,000  HEWLETT-PACKARD COMPANY                                                                                      46,030
     165,000  INTEL CORPORATION                                                                                         3,897,300
      90,000  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                             9,958,500
       1,000  PALL CORPORATION                                                                                             41,520

                                                                                                                       22,760,100
                                                                                                                   --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.11%
      75,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   2,066,250
                                                                                                                   --------------
INSURANCE CARRIERS: 4.38%
      17,800  ALLSTATE CORPORATION                                                                                        946,070
      55,200  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 3,542,736
      15,000  CHUBB CORPORATION                                                                                           756,150
      10,000  LINCOLN NATIONAL CORPORATION                                                                                603,200
         930  METLIFE INCORPORATED                                                                                         56,005
     105,000  THE PROGRESSIVE CORPORATION                                                                               2,202,900
       1,000  THE TRAVELERS COMPANIES INCORPORATED                                                                         50,780

                                                                                                                        8,157,841
                                                                                                                   --------------

64  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.17%
      52,500  COVIDIEN LIMITED+                                                                                    $    2,149,875
       1,000  EASTMAN KODAK COMPANY<<                                                                                      25,250

                                                                                                                        2,175,125
                                                                                                                   --------------
MEDICAL EQUIPMENT & SUPPLIES: 3.56%
     130,000  MEDTRONIC INCORPORATED                                                                                    6,587,100
       1,000  ST. JUDE MEDICAL INCORPORATED+                                                                               43,140

                                                                                                                        6,630,240
                                                                                                                   --------------
METAL MINING: 3.45%
      95,000  BARRICK GOLD CORPORATION<<                                                                                3,125,500
      79,000  NEWMONT MINING CORPORATION                                                                                3,298,250

                                                                                                                        6,423,750
                                                                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.33%
      52,500  TYCO INTERNATIONAL LIMITED                                                                                2,482,725
                                                                                                                   --------------

MOTION PICTURES: 6.84%
     500,000  TIME WARNER INCORPORATED                                                                                  9,630,000
      94,260  WALT DISNEY COMPANY                                                                                       3,110,580

                                                                                                                       12,740,580
                                                                                                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.02%
         300  FEDEX CORPORATION                                                                                            33,222
                                                                                                                   --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.21%
      80,000  COUNTRYWIDE FINANCIAL CORPORATION                                                                         2,253,600
         250  DISCOVER FINANCIAL SERVICES+                                                                                  5,763

                                                                                                                        2,259,363
                                                                                                                   --------------
OIL & GAS EXTRACTION: 0.27%
      15,000  HANOVER COMPRESSOR COMPANY+<<                                                                               357,450
       4,000  PRIDE INTERNATIONAL INCORPORATED+                                                                           140,200

                                                                                                                          497,650
                                                                                                                   --------------
PAPER & ALLIED PRODUCTS: 0.02%
       1,000  MEADWESTVACO CORPORATION                                                                                     32,540
                                                                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.38%
      73,000  CHEVRON CORPORATION<<                                                                                     6,223,980
     114,000  EXXON MOBIL CORPORATION                                                                                   9,704,820
      20,000  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                         1,551,800

                                                                                                                       17,480,600
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 0.02%
       1,000  ALCOA INCORPORATED                                                                                           38,200
                                                                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.29%
      30,000  CBS CORPORATION CLASS B                                                                                     951,600
      26,200  GANNETT COMPANY INCORPORATED                                                                              1,307,380
       4,000  VIACOM INCORPORATED CLASS B+<<                                                                              153,200

                                                                                                                        2,412,180
                                                                                                                   --------------

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  65

U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.02%
         500  MORGAN STANLEY                                                                                       $       31,935
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 0.18%
       2,000  GENERAL DYNAMICS CORPORATION                                                                                157,120
       1,000  LOCKHEED MARTIN CORPORATION                                                                                  98,480
       1,000  UNITED TECHNOLOGIES CORPORATION                                                                              72,970

                                                                                                                          328,570
                                                                                                                   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.00%
     117,000  SYSCO CORPORATION                                                                                         3,729,956
                                                                                                                   --------------

TOTAL COMMON STOCKS (COST $140,896,331)                                                                               182,835,866
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 14.56%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.48%
     251,403  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      251,403
     651,991  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             651,991

                                                                                                                          903,394
                                                                                                                   --------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.08%
$    231,668  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47%         08/16/2007           231,675
     427,385  AQUIFER FUNDING LIMITED++                                                5.31          08/06/2007           427,073
     126,546  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.33          09/13/2007           125,754
      97,544  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.35          08/02/2007            97,530
      73,772  ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.35          08/03/2007            73,750
     125,701  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                       5.39          10/25/2007           125,713
     149,006  ATOMIUM FUNDING CORPORATION++                                            5.25          08/07/2007           148,877
     477,665  ATOMIUM FUNDING CORPORATION                                              5.26          08/15/2007           476,691
     125,701  BANCO SANTANDER TOTTA LOAN+++/-                                          5.33          08/15/2008           125,701
     125,701  BANK OF IRELAND SERIES EXTC+++/-                                         5.35          08/15/2008           125,701
     251,403  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $251,441)                5.43          08/01/2007           251,403
     879,909  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $880,042)                                 5.42          08/01/2007           879,909
     100,561  BNP PARIBAS+/-                                                           5.33          05/07/2008           100,560
     244,602  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $244,638)                                                          5.40          08/01/2007           244,602
     251,403  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $251,441)                                                          5.43          08/01/2007           251,403
     191,066  BUCKINGHAM III CDO                                                       5.33          08/21/2007           190,508
     155,870  BUCKINGHAM III CDO                                                       5.37          09/17/2007           154,804
     201,122  CAIRN HIGH GRADE FUNDING I LLC++                                         5.29          08/03/2007           201,064
     150,842  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31          08/24/2007           150,336
     125,701  CHARIOT FUNDING LLC++                                                    5.33          08/27/2007           125,225
     430,105  CHARIOT FUNDING LLC++                                                    5.33          08/28/2007           428,410
     326,823  CHEYNE FINANCE LLC+++/-                                                  5.34          02/25/2008           326,823
     251,403  CHEYNE FINANCE LLC+++/-                                                  5.42          05/19/2008           251,403
     577,070  CIESCO INCORPORATED                                                      5.29          08/31/2007           574,548
      50,281  CIT GROUP INCORPORATED+/-                                                5.43          12/19/2007            50,264
      53,725  CIT GROUP INCORPORATED+/-                                                5.59          09/20/2007            53,723
      55,434  CIT GROUP INCORPORATED+/-                                                5.60          11/23/2007            55,433

66  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

U.S. VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATIO   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    987,484  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $987,633)                                                          5.42%         08/01/2007    $      987,484
      25,140  COMERICA BANK+/-                                                         5.32          02/08/2008            25,099
     226,278  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.28          08/13/2007           225,882
      50,281  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                     5.29          08/08/2007            50,229
   1,544,522  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $1,544,754)                               5.42          08/01/2007         1,544,522
     301,683  CULLINAN FINANCE CORPORATION+++/-                                        5.30          02/25/2008           301,683
     125,701  CULLINAN FINANCE CORPORATION+++/-                                        5.32          02/12/2008           125,686
      50,281  CULLINAN FINANCE CORPORATION                                             5.34          09/04/2007            50,032
     100,561  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $100,576)                                                5.43          08/01/2007           100,561
     251,403  EBBETS FUNDING LLC                                                       5.29          08/17/2007           250,817
     165,926  EBBETS FUNDING LLC++                                                     5.45          08/01/2007           165,926
      40,224  ERASMUS CAPITAL CORPORATION++                                            5.29          08/10/2007            40,172
      42,301  FAIRWAY FINANCE CORPORATION                                              5.33          08/31/2007            42,116
     293,417  FALCON ASSET SECURITIZATION CORPORATION                                  5.29          08/07/2007           293,162
     266,487  FALCON ASSET SECURITIZATION CORPORATION                                  5.32          09/14/2007           264,781
     258,397  FALCON ASSET SECURITIZATION CORPORATION                                  5.35          08/22/2007           257,606
     502,805  FIVE FINANCE INCORPORATED+++/-                                           5.30          07/09/2008           502,730
      98,761  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.26          08/15/2007            98,560
     281,571  GALLEON CAPITAL LLC                                                      5.29          08/09/2007           281,242
     150,661  GEMINI SECURITIZATION CORPORATION                                        5.29          08/09/2007           150,484
     223,748  GEMINI SECURITIZATION CORPORATION                                        5.29          08/15/2007           223,292
     138,719  GEMINI SECURITIZATION CORPORATION                                        5.36          08/01/2007           138,719
     311,739  GEORGE STREET FINANCE LLC++                                              5.31          08/23/2007           310,739
     171,382  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $171,407)                                 5.32          08/01/2007           171,382
     754,208  GRAMPIAN FUNDING LLC                                                     5.29          08/20/2007           752,119
     251,403  HARRIER FINANCE FUNDING LLC                                              5.29          08/17/2007           250,817
      85,477  HARRIER FINANCE FUNDING LLC                                              5.29          08/20/2007            85,240
     125,701  HARRIER FINANCE FUNDING LLC+++/-                                         5.31          01/11/2008           125,714
      50,281  HARRIER FINANCE FUNDING LLC+/-                                           5.34          04/25/2008            50,281
      57,571  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.29          08/07/2007            57,521
     306,525  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.30          08/08/2007           306,213
     251,403  HUDSON-THAMES LLC+++/-                                                   5.33          06/16/2008           251,388
     326,823  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39          08/16/2008           326,823
     125,701  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                               5.33          08/22/2008           125,709
     301,683  JUPITER SECURITIZATION CORPORATION++                                     5.29          08/06/2007           301,463
     844,527  JUPITER SECURITIZATION CORPORATION++                                     5.29          08/14/2007           842,922
      50,281  K2 (USA) LLC+++/-                                                        5.33          09/28/2007            50,281
     289,113  KESTREL FUNDING US LLC+++/-                                              5.29          02/25/2008           289,125
     201,122  KESTREL FUNDING US LLC                                                   5.32          08/13/2007           200,770
      50,281  KESTREL FUNDING US LLC+/-                                                5.34          04/25/2008            50,281
     124,610  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.30          08/02/2007           124,592
     101,873  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.30          08/14/2007           101,680
      82,435  LEGACY CAPITAL CORPORATION                                               5.40          08/01/2007            82,435
     100,561  LIBERTY HARBOUR CDO II LIMITED                                           5.39          08/23/2007           100,238

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  67

U.S. VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATIO   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    201,122  LIBERTY STREET FUNDING CORPORATION++                                     5.29%         08/09/2007    $      200,887
     122,071  LIBERTY STREET FUNDING CORPORATION                                       5.34          08/29/2007           121,573
     372,076  LIQUID FUNDING LIMITED+++/-                                              5.33          06/11/2008           372,009
     336,880  LIQUID FUNDING LIMITED+++/-                                              5.34          11/13/2007           336,880
     106,092  METLIFE GLOBAL FUNDING I+++/-                                            5.43          10/05/2007           106,110
     125,701  MORGAN STANLEY+/-                                                        5.45          08/07/2007           125,701
   1,036,997  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,037,153)                                              5.42          08/01/2007         1,036,997
      23,255  MORGAN STANLEY SERIES EXL+/-                                             5.38          08/15/2008            23,247
      20,112  NATIONAL CITY BANK+/-                                                    5.46          09/04/2007            20,113
      75,421  NEWPORT FUNDING CORPORATION                                              5.30          08/24/2007            75,168
     314,761  NEWPORT FUNDING CORPORATION                                              5.30          09/04/2007           313,203
     251,403  NORTH SEA FUNDING LLC                                                    5.32          08/27/2007           250,450
     251,403  NORTHERN ROCK PLC+++/-                                                   5.34          08/05/2008           251,476
     143,300  PREMIUM ASSET TRUST+++/-                                                 5.48          12/21/2007           143,294
     125,701  PREMIUM ASSET TRUST SERIES 06-B+++/-                                     5.37          12/16/2007           125,701
      95,533  PYXIS MASTER TRUST SERIES 2007-3+++/-                                    5.37          11/27/2007            95,533
      20,338  RACERS TRUST SERIES 2004-6-MM+++/-                                       5.37          01/22/2008            20,343
     112,025  RANGER FUNDING CORPORATION                                               5.29          08/24/2007           111,650
     100,264  RANGER FUNDING CORPORATION                                               5.30          08/31/2007            99,826
     502,805  SAINT GERMAIN FUNDING                                                    5.30          08/02/2007           502,730
     181,010  SEDNA FINANCE INCORPORATED+++/-                                          5.29          04/10/2008           181,001
     175,982  SHEFFIELD RECEIVABLES CORPORATION++                                      5.28          08/03/2007           175,931
     128,215  SHIPROCK FINANCE SERIES 2007-4A+++/-                                     5.39          04/11/2008           128,215
     250,231  SIMBA FUNDING CORPORATION                                                5.28          08/16/2007           249,683
      20,112  SKANDINAVISKA ENSKILDA BANKEN AB                                         5.16          08/20/2007            20,057
     125,701  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.30          02/04/2008           125,576
      98,047  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.30          02/29/2008            98,047
     100,561  SLM CORPORATION+++/-                                                     5.32          05/12/2008            99,766
      45,252  STANFIELD VICTORIA FUNDING LLC++                                         5.28          08/20/2007            45,127
     155,870  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.36          04/03/2008           155,935
     251,403  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.37          02/15/2008           251,501
     188,361  TARGET CORPORATION                                                       5.37          08/01/2007           188,361
     162,175  TASMAN FUNDING INCORPORATED++                                            5.31          09/28/2007           160,806
      14,275  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.30          08/21/2007            14,233
      29,067  TRAVELERS INSURANCE COMPANY+/-                                           5.39          02/08/2008            29,067
     502,805  UBS FINANCE (DELAWARE) LLC                                               5.28          08/30/2007           500,679
     201,122  UNICREDITO ITALIANO BANK (IRELAND)                                       5.34          08/09/2007           200,887
     125,701  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                       5.34          08/14/2008           125,723
     125,701  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                       5.34          08/08/2008           125,734
     122,534  VERSAILLES CDS LLC                                                       5.29          08/03/2007           122,498
      67,879  VERSAILLES CDS LLC                                                       5.34          09/07/2007            67,513
     100,561  VETRA FINANCE INCORPORATED++                                             5.32          09/28/2007            99,712
     216,206  VICTORIA FINANCE LLC+++/-                                                5.45          07/28/2008           216,146
     281,571  WHISTLEJACKET CAPITAL LIMITED                                            5.31          08/15/2007           280,997
     251,403  WHITE PINE FINANCE LLC+++/-                                              5.32          02/22/2008           251,501

68  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

U.S. VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATIO   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    109,285  WINDMILL FUNDING CORPORATION++                                           5.29%         08/08/2007    $      109,173
     456,482  WORLD OMNI VEHICLE LEASING++                                             5.29          08/10/2007           455,874
     100,561  ZELA FINANCE CORPORATION                                                 5.37          10/26/2007            99,302

                                                                                                                       26,239,337
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,142,731)                                                             27,142,731
                                                                                                                   --------------

SHARES
SHORT-TERM INVESTMENTS: 1.71%
   3,189,569  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,189,569

TOTAL SHORT-TERM INVESTMENTS (COST $3,189,569)                                                                          3,189,569
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $171,228,631)*                         114.37%                                                               $  213,168,166
OTHER ASSETS AND LIABILITIES, NET            (14.37)                                                                  (26,788,250)
                                             ------                                                                --------------
TOTAL NET ASSETS                             100.00%                                                               $  186,379,916
                                             ------                                                                --------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

(i)   Illiquid security.

(a) Securities fair valued in accordance with the procedures approved by the Board of Trustees.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the fund with a cost of $3,189,569.

* Cost for federal income tax purposes is $171,365,737 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                                $ 44,534,429
      Gross unrealized depreciation                                  (2,732,000)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 41,802,429

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

70  Wells Fargo Advantage Large Cap Stock Funds

                             Statements of Assets and Liabilities--July 31, 2007

                                                                                           Endeavor       Endeavor
                                                                                          Large Cap        Select
                                                                                             Fund           Fund
----------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ................................................  $   47,554,180   $1,363,707,423
      Collateral for securities loaned (Note 2) .....................................       2,821,505      180,091,678
      Investments in affiliates .....................................................         232,898       34,478,084
                                                                                       -------------------------------
   Total investments at market value (see cost below) ...............................      50,608,583    1,578,277,185
                                                                                       -------------------------------
   Cash .............................................................................               0                0
   Receivable for Fund shares issued ................................................          35,212        4,564,073
   Receivable for investments sold ..................................................         719,228                0
   Receivables for dividends and interest ...........................................          38,899        1,182,443
   Prepaid expenses and other assets ................................................               0          129,827
                                                                                       -------------------------------
Total assets ........................................................................      51,401,922    1,584,153,528
                                                                                       -------------------------------

LIABILITIES
   Payable for daily variation margin on futures contracts ..........................               0                0
   Payable for Fund shares redeemed .................................................          11,505        1,164,170
   Payable for investments purchased ................................................         473,798       11,570,769
   Payable to investment advisor and affiliates (Note 3) ............................          21,843          955,567
   Payable for securities loaned (Note 2) ...........................................       2,821,505      180,091,678
   Accrued expenses and other liabilities ...........................................          58,627           63,584
                                                                                       -------------------------------
Total liabilities ...................................................................       3,387,278      193,845,768
                                                                                       -------------------------------
TOTAL NET ASSETS ....................................................................  $   48,014,644   $1,390,307,760
                                                                                       ===============================

NET ASSETS CONSIST OF
   Paid-in capital ..................................................................  $   39,716,340   $1,239,122,643
   Undistributed net investment income (loss) .......................................               0                0
   Undistributed net realized gain (loss) on investments ............................       3,343,678       12,090,209
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
      translation of assets and liabilities denominated in foreign currencies .......       4,954,626      139,094,908
   Net unrealized appreciation (depreciation) of futures ............................               0                0
                                                                                       -------------------------------
TOTAL NET ASSETS ....................................................................  $   48,014,644   $1,390,307,760
                                                                                       ===============================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .............................................................  $   42,851,189   $  162,421,321
   Shares outstanding - Class A .....................................................       3,623,878       14,967,997
   Net asset value per share - Class A ..............................................  $        11.82   $        10.85
   Maximum offering price per share - Class A 2 .....................................  $        12.54   $        11.51
   Net assets - Class B .............................................................  $    2,934,619   $   10,595,739
   Shares outstanding - Class B .....................................................         259,456        1,029,237
   Net asset value and offering price per share - Class B ...........................  $        11.31   $        10.29
   Net assets - Class C .............................................................  $    2,228,836   $    9,804,993
   Shares outstanding - Class C .....................................................         197,036          953,544
   Net asset value and offering price per share - Class C ...........................  $        11.31   $        10.28
   Net assets - Class Z .............................................................              NA               NA
   Shares outstanding - Class Z .....................................................              NA               NA
   Net asset value and offering price per share - Class Z ...........................              NA               NA
   Net assets - Administrator Class .................................................              NA   $  108,062,357
   Shares outstanding - Administrator Class .........................................              NA        9,905,499
   Net asset value and offering price per share - Administrator Class ...............              NA   $        10.91
   Net assets - Institutional Class .................................................              NA   $1,099,423,350
   Shares outstanding - Institutional Class .........................................              NA      100,338,146
   Net asset value and offering price per share - Institutional Class ...............              NA   $        10.96
                                                                                       -------------------------------

   Investments at cost ..............................................................  $   45,653,957   $1,439,182,277
                                                                                       -------------------------------
   Securities on loan, at market value (Note 2) .....................................  $    2,675,803   $  170,896,382
                                                                                       -------------------------------

--------------------------------------------------------------------------------

1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  71

                                                                                                           Large
                                                                                           Equity         Company        U.S Value
                                                                                         Index Fund      Core Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ...............................................   $ 355,760,116   $  51,975,395   $ 182,835,866
      Collateral for securities loaned (Note 2) ....................................      68,246,697       6,119,139      27,142,731
      Investments in affiliates ....................................................       6,219,435       1,635,551       3,189,569
                                                                                       ---------------------------------------------
   Total investments at market value (see cost below) ..............................     430,226,248      59,730,085     213,168,166
                                                                                       ---------------------------------------------
   Cash ............................................................................          50,000               0               0
   Receivable for Fund shares issued ...............................................         253,622          34,957         120,723
   Receivable for investments sold .................................................              33         524,796              17
   Receivables for dividends and interest ..........................................         358,552          14,178         246,660
   Prepaid expenses and other assets ...............................................               0               0         130,127
                                                                                       ---------------------------------------------
Total assets .......................................................................     430,888,455      60,304,016     213,665,693
                                                                                       ---------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .........................          37,600               0               0
   Payable for Fund shares redeemed ................................................       1,043,401          72,136          14,589
   Payable for investments purchased ...............................................               0       1,194,413               0
   Payable to investment advisor and affiliates (Note 3) ...........................         112,254          39,124          86,949
   Payable for securities loaned (Note 2) ..........................................      68,246,697       6,119,139      27,142,731
   Accrued expenses and other liabilities ..........................................         193,053          10,986          41,508
                                                                                       ---------------------------------------------
Total liabilities ..................................................................      69,633,005       7,435,798      27,285,777
                                                                                       ---------------------------------------------
TOTAL NET ASSETS ...................................................................   $ 361,255,450   $  52,868,218   $ 186,379,916
                                                                                       =============================================
NET ASSETS CONSIST OF
   Paid-in capital .................................................................   $ 164,167,866   $  40,145,140   $ 119,079,968
   Undistributed net investment income (loss) ......................................       2,604,893         155,361         212,974
   Undistributed net realized gain (loss) on investments ...........................      22,997,646       9,038,934      25,147,439
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
      translation of assets and liabilities denominated in foreign currencies ......     171,623,695       3,528,783      41,939,535
   Net unrealized appreciation (depreciation) of futures ...........................        (138,650)              0               0
                                                                                       ---------------------------------------------
TOTAL NET ASSETS ...................................................................   $ 361,255,450   $  52,868,218   $ 186,379,916
                                                                                       =============================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ............................................................   $ 337,328,771   $  13,707,699   $   2,892,869
   Shares outstanding - Class A ....................................................       6,729,635       1,254,191         154,362
   Net asset value per share - Class A .............................................   $       50.13   $       10.93   $       18.74
   Maximum offering price per share - Class A 2 ....................................   $       53.19   $       11.60   $       19.88
   Net assets - Class B ............................................................   $  23,926,679   $   4,134,333   $   4,035,093
   Shares outstanding - Class B ....................................................         477,523         395,120         216,302
   Net asset value and offering price per share - Class B ..........................   $       50.11   $       10.46   $       18.65
   Net assets - Class C ............................................................              NA   $   2,543,653   $   1,827,057
   Shares outstanding - Class C ....................................................              NA         243,346          98,411
   Net asset value and offering price per share - Class C ..........................              NA   $       10.45   $       18.57
   Net assets - Class Z ............................................................              NA   $  32,397,083   $  41,507,357
   Shares outstanding - Class Z ....................................................              NA       2,980,224       2,190,013
   Net asset value and offering price per share - Class Z ..........................              NA   $       10.87   $       18.95
   Net assets - Administrator Class ................................................              NA   $      85,450   $ 136,117,540
   Shares outstanding - Administrator Class ........................................              NA           7,875       7,332,275
   Net asset value and offering price per share - Administrator Class ..............              NA   $       10.85   $       18.56
   Net assets - Institutional Class ................................................              NA              NA              NA
   Shares outstanding - Institutional Class ........................................              NA              NA              NA
   Net asset value and offering price per share - Institutional Class ..............              NA              NA              NA
                                                                                       ---------------------------------------------

Investments at cost ................................................................   $ 258,602,553   $  56,201,302   $ 171,228,631
                                                                                       ---------------------------------------------
Securities on loan, at market value (Note 2) .......................................   $  65,121,989   $   5,820,264   $  25,724,408
                                                                                       ---------------------------------------------

72  Wells Fargo Advantage Large Cap Stock Funds

                      Statements of Operations--For the Year Ended July 31, 2007

                                                                                        Endeavor        Endeavor
                                                                                       Large Cap         Select
                                                                                          Fund            Fund
-------------------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME
     Dividends 1 .................................................................   $     344,728    $   7,527,014
     Interest ....................................................................               0                0
     Income from affiliated securities ...........................................          25,540        1,771,623
     Securities lending income, net ..............................................           1,836           47,993
                                                                                     ------------------------------
  Total investment income ........................................................         372,104        9,346,630
                                                                                     ------------------------------
  EXPENSES
     Advisory fees ...............................................................         342,473        7,778,239
     Administration fees
        Fund Level ...............................................................          22,832          542,150
        Class A ..................................................................         114,725          437,582
        Class B ..................................................................           8,502           32,178
        Class C ..................................................................           4,629           23,259
        Class Z ..................................................................              NA               NA
        Administrator Class ......................................................              NA           88,442
        Institutional Class ......................................................              NA          655,824
     Custody fees ................................................................           9,133          216,860
     Shareholder servicing fees (Note 3) .........................................         114,157          661,301
     Accounting fees .............................................................          34,919           96,642
     Distribution fees (Note 3)
        Class B ..................................................................          22,774           86,191
        Class C ..................................................................          12,400           62,300
     Professional fees ...........................................................          23,581           30,242
     Registration fees ...........................................................          28,240           91,212
     Shareholder reports .........................................................          10,465          166,362
     Trustees' fees ..............................................................           8,808            8,808
     Other fees and expenses .....................................................           2,272           19,130
                                                                                     ------------------------------
  Total expenses .................................................................         759,910       10,996,722
                                                                                     ------------------------------
  LESS
     Waived fees and reimbursed expenses (Note 3) ................................        (153,947)      (1,204,588)
     Net expenses ................................................................         605,963        9,792,134
                                                                                     ------------------------------
  Net investment income (loss) ...................................................        (233,859)        (445,504)
                                                                                     ------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  NET REALIZED GAIN (LOSS) FROM
     Securities, foreign currencies and foreign currency translation .............       3,732,805       27,448,711
     Futures transactions ........................................................               0                0
                                                                                     ------------------------------
  Net realized gain (loss) from investments ......................................       3,732,805       27,448,711
                                                                                     ------------------------------
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     Securities, foreign currencies and foreign currency translation .............       4,148,502      123,252,143
     Futures transactions ........................................................               0                0
                                                                                     ------------------------------
  Net change in unrealized appreciation (depreciation) of investments ............       4,148,502      123,252,143
                                                                                     ------------------------------
  Net realized and unrealized gain (loss) on investments .........................       7,881,307      150,700,854
                                                                                     ------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $   7,647,448    $ 150,255,350
                                                                                     ==============================

1 Net of foreign withholding taxes of ............................................   $       3,807    $     170,322

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  73

                                                                                                          Large
                                                                                        Equity           Company         U.S Value
                                                                                      Index Fund        Core Fund           Fund
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME
     Dividends 1 .................................................................   $  7,173,774     $    968,207     $  4,681,242
     Interest ....................................................................         10,985                0                0
     Income from affiliated securities ...........................................        140,851           48,945          922,490
     Securities lending income, net ..............................................         43,971            3,313           17,140
                                                                                     ----------------------------------------------
  Total investment income ........................................................      7,369,581        1,020,465        5,620,872
                                                                                     ----------------------------------------------
  EXPENSES
     Advisory fees ...............................................................        377,448          462,246        1,806,156
     Administration fees
        Fund Level ...............................................................        188,724           30,816          120,411
        Class A ..................................................................        976,363           42,173            6,926
        Class B ..................................................................         80,490           12,584           10,368
        Class C ..................................................................             NA            7,944            4,717
        Class Z ..................................................................             NA          150,938          170,950
        Administrator Class ......................................................             NA            5,698          188,513
        Institutional Class ......................................................             NA               NA               NA
     Custody fees ................................................................         75,490           12,326           48,164
     Shareholder servicing fees (Note 3) .........................................        943,619          154,082          602,052
     Accounting fees .............................................................         37,738           49,274           61,203
     Distribution fees (Note 3)
        Class B ..................................................................        215,599           33,708           33,807
        Class C ..................................................................             NA           21,278           15,382
     Professional fees ...........................................................         26,819           24,023           26,710
     Registration fees ...........................................................         26,653           45,374           43,129
     Shareholder reports .........................................................        178,156           21,723           24,367
     Trustees' fees ..............................................................          8,808            8,808            8,808
     Other fees and expenses .....................................................         17,154            3,345            9,550
                                                                                     ----------------------------------------------
  Total expenses .................................................................      3,153,061        1,086,340        3,181,213
                                                                                     ----------------------------------------------
  LESS
     Waived fees and reimbursed expenses (Note 3) ................................       (597,285)        (221,241)        (638,419)
     Net expenses ................................................................      2,555,776          865,099        2,542,794
                                                                                     ----------------------------------------------
  Net investment income (loss) ...................................................      4,813,805          155,366        3,078,078
                                                                                     ----------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  NET REALIZED GAIN (LOSS) FROM
     Securities, foreign currencies and foreign currency translation .............     32,224,998        9,978,277       31,230,373
     Futures transactions ........................................................        474,805                0                0
                                                                                     ----------------------------------------------
  Net realized gain (loss) from investments ......................................     32,699,803        9,978,277       31,230,373
                                                                                     ----------------------------------------------
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     Securities, foreign currencies and foreign currency translation .............     16,572,085        4,572,983        3,826,517
     Futures transactions ........................................................       (170,800)               0                0
                                                                                     ----------------------------------------------
  Net change in unrealized appreciation (depreciation) of investments ............     16,401,285        4,572,983        3,826,517
                                                                                     ----------------------------------------------
  Net realized and unrealized gain (loss) on investments .........................     49,101,088       14,551,260       35,056,890
                                                                                     ----------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $ 53,914,893     $ 14,706,626     $ 38,134,968
                                                                                     ==============================================

1 Net of foreign withholding taxes of ............................................   $          0     $      1,572     $     10,368

74  Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets

                                                                                                         ENDEAVOR LARGE CAP FUND
                                                                                                      -----------------------------
                                                                                                         For the         For the
                                                                                                        Year Ended     Year Ended
                                                                                                      July 31, 2007   July 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...........................................................................   $  42,241,422   $  50,654,746

OPERATIONS:
   Net investment income (loss) ...................................................................        (233,859)       (250,967)
   Net realized gain (loss) on investments ........................................................       3,732,805       5,402,975
   Net change in unrealized appreciation (depreciation) of investments ............................       4,148,502      (6,349,711)
                                                                                                      -----------------------------
Net increase (decrease) in nets assets resulting from operations ..................................       7,647,448      (1,197,703)
                                                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .....................................................................................               0               0
      Class B .....................................................................................               0               0
      Class Z .....................................................................................              NA              NA
      Administrator Class .........................................................................              NA              NA
   Net realized gain on sales of investments
      Class A .....................................................................................        (929,996)     (5,772,339)
      Class B .....................................................................................         (76,620)       (389,907)
      Class C .....................................................................................         (35,439)       (123,335)
      Class Z .....................................................................................              NA              NA
      Administrator Class .........................................................................              NA              NA
      Institutional Class .........................................................................              NA              NA
                                                                                                      -----------------------------
Total Distributions to Shareholders ...............................................................      (1,042,055)     (6,285,581)
                                                                                                      -----------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ............................................................       9,622,641      17,806,385
   Reinvestment of distributions - Class A ........................................................         907,561       5,695,929
   Cost of shares redeemed - Class A ..............................................................     (11,672,217)    (27,665,840)
                                                                                                      -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A .......      (1,142,015)     (4,163,526)
                                                                                                      -----------------------------
   Proceeds from shares sold - Class B ............................................................         706,675       2,705,817
   Reinvestment of distributions - Class B ........................................................          74,160         372,217
   Cost of shares redeemed - Class B ..............................................................      (1,203,923)       (950,239)
                                                                                                      -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B .......        (423,088)      2,127,795
                                                                                                      -----------------------------
   Proceeds from shares sold - Class C ............................................................       1,022,536       1,187,687
   Reinvestment of distributions - Class C ........................................................          30,531          94,148
   Cost of shares redeemed - Class C ..............................................................        (320,135)       (176,144)
                                                                                                      -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C .......         732,932       1,105,691
                                                                                                      -----------------------------
   Proceeds from shares sold - Class Z ............................................................              NA              NA
   Reinvestment of distributions - Class Z ........................................................              NA              NA
   Cost of shares redeemed - Class Z ..............................................................              NA              NA
                                                                                                      -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z .......              NA              NA
                                                                                                      -----------------------------
   Proceeds from shares sold - Administrator Class ................................................              NA              NA
   Reinvestment of distributions - Administrator Class ............................................              NA              NA
   Cost of shares redeemed - Administrator Class ..................................................              NA              NA
                                                                                                      -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Administrator
      Class .......................................................................................              NA              NA
                                                                                                      -----------------------------
   Proceeds from shares sold - Institutional Class ................................................              NA              NA
   Reinvestment of distributions - Institutional Class ............................................              NA              NA
   Cost of shares redeemed - Institutional Class ..................................................              NA              NA
                                                                                                      -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Institutional
      Class .......................................................................................              NA              NA
                                                                                                      -----------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ............        (832,171)       (930,040)
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................................       5,773,222      (8,413,324)
                                                                                                      =============================
ENDING NET ASSETS .................................................................................   $  48,014,644   $  42,241,422
                                                                                                      =============================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Large Cap Stock Funds  75

                                                                                   ENDEAVOR SELECT FUND
                                                                           ----------------------------------
                                                                               For the            For the
                                                                             Year Ended         Year Ended
                                                                            July 31, 2007      July 31, 2006
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................................  $   776,396,153    $   137,260,367

OPERATIONS:
   Net investment income (loss) .........................................         (445,504)        (1,306,766)
   Net realized gain (loss) on investments ..............................       27,448,711        (13,638,938)
   Net change in unrealized appreciation (depreciation) of investments ..      123,252,143         (6,024,946)
                                                                           ----------------------------------
Net increase (decrease) in nets assets resulting from operations ........      150,255,350        (20,970,650)
                                                                           ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................................                0                  0
      Class B ...........................................................                0                  0
      Class Z ...........................................................               NA                 NA
      Administrator Class ...............................................                0                  0
   Net realized gain on sales of investments
      Class A ...........................................................           (6,794)          (986,759)
      Class B ...........................................................             (539)           (84,599)
      Class C ...........................................................             (365)           (34,483)
      Class Z ...........................................................               NA                 NA
      Administrator Class ...............................................           (3,396)          (788,249)
      Institutional Class ...............................................          (31,896)        (1,824,412)
                                                                           ----------------------------------
Total Distributions to Shareholders .....................................          (42,990)        (3,718,502)
                                                                           ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................       55,601,718        125,429,280
   Reinvestment of distributions - Class A ..............................            6,678            974,332
   Cost of shares redeemed - Class A ....................................      (64,857,254)       (24,054,081)
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class A ..............................................       (9,248,858)       102,349,531
                                                                           ----------------------------------
   Proceeds from shares sold - Class B ..................................        2,096,677          9,051,439
   Reinvestment of distributions - Class B ..............................              515             80,357
   Cost of shares redeemed - Class B ....................................       (4,509,533)        (1,786,584)
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class B ..............................................       (2,412,341)         7,345,212
                                                                           ----------------------------------
   Proceeds from shares sold - Class C ..................................        3,901,084          6,639,741
   Reinvestment of distributions - Class C ..............................              595             33,720
   Cost of shares redeemed - Class C ....................................       (2,106,742)        (1,259,797)
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class C ..............................................        1,794,937          5,413,664
                                                                           ----------------------------------
   Proceeds from shares sold - Class Z ..................................               NA                 NA
   Reinvestment of distributions - Class Z ..............................               NA                 NA
   Cost of shares redeemed - Class Z ....................................               NA                 NA
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class Z ..............................................               NA                 NA
                                                                           ----------------------------------
   Proceeds from shares sold - Administrator Class ......................       56,613,971         26,744,329
   Reinvestment of distributions - Administrator Class ..................            3,369            712,347
   Cost of shares redeemed - Administrator Class ........................      (35,442,058)       (32,101,039)
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Administrator Class ..................................       21,175,282         (4,644,363)
                                                                           ----------------------------------
   Proceeds from shares sold - Institutional Class ......................      528,001,742        568,892,107
   Reinvestment of distributions - Institutional Class ..................           30,777          1,823,388
   Cost of shares redeemed - Institutional Class ........................      (75,642,292)       (17,354,601)
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Institutional Class ..................................      452,390,227        553,360,894
                                                                           ----------------------------------
Net increase (decrease) in net assets resulting from capital share
   transaction - Total ..................................................      463,699,247        663,824,938
                                                                           ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      613,911,607        639,135,786
                                                                           ==================================
ENDING NET ASSETS .......................................................  $ 1,390,307,760    $   776,396,153
                                                                           ==================================

                                                                                  EQUITY INDEX FUND
                                                                           -------------------------------
                                                                               For the          For the
                                                                             Year Ended       Year Ended
                                                                            July 31, 2007    July 31, 2006
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................................  $   360,793,528   $ 395,374,896

OPERATIONS:
   Net investment income (loss) .........................................        4,813,805       4,699,692
   Net realized gain (loss) on investments ..............................       32,699,803      36,577,779
   Net change in unrealized appreciation (depreciation) of investments ..       16,401,285     (23,263,419)
                                                                           -------------------------------
Net increase (decrease) in nets assets resulting from operations ........       53,914,893      18,014,052
                                                                           -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................................       (4,575,260)     (4,414,299)
      Class B ...........................................................         (133,546)       (104,547)
      Class Z ...........................................................               NA              NA
      Administrator Class ...............................................               NA              NA
   Net realized gain on sales of investments
      Class A ...........................................................      (35,677,464)    (29,848,682)
      Class B ...........................................................       (3,058,652)     (2,960,786)
      Class C ...........................................................               NA              NA
      Class Z ...........................................................               NA              NA
      Administrator Class ...............................................               NA              NA
      Institutional Class ...............................................               NA              NA
                                                                           -------------------------------
Total Distributions to Shareholders .....................................      (43,444,922)    (37,328,314)
                                                                           -------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................       37,957,612      44,521,301
   Reinvestment of distributions - Class A ..............................       39,680,059      33,789,694
   Cost of shares redeemed - Class A ....................................      (79,181,835)    (85,896,992)
                                                                           -------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class A ..............................................       (1,544,164)     (7,585,997)
                                                                           -------------------------------
   Proceeds from shares sold - Class B ..................................        1,108,211       1,256,224
   Reinvestment of distributions - Class B ..............................        3,027,851       2,878,544
   Cost of shares redeemed - Class B ....................................      (12,599,947)    (11,815,877)
                                                                           -------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class B ..............................................       (8,463,885)     (7,681,109)
                                                                           -------------------------------
   Proceeds from shares sold - Class C ..................................               NA              NA
   Reinvestment of distributions - Class C ..............................               NA              NA
   Cost of shares redeemed - Class C ....................................               NA              NA
                                                                           -------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class C ..............................................               NA              NA
                                                                           -------------------------------
   Proceeds from shares sold - Class Z ..................................               NA              NA
   Reinvestment of distributions - Class Z ..............................               NA              NA
   Cost of shares redeemed - Class Z ....................................               NA              NA
                                                                           -------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class Z ..............................................               NA              NA
                                                                           -------------------------------
   Proceeds from shares sold - Administrator Class ......................               NA              NA
   Reinvestment of distributions - Administrator Class ..................               NA              NA
   Cost of shares redeemed - Administrator Class ........................               NA              NA
                                                                           -------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Administrator Class ..................................               NA              NA
                                                                           -------------------------------
   Proceeds from shares sold - Institutional Class ......................               NA              NA
   Reinvestment of distributions - Institutional Class ..................               NA              NA
   Cost of shares redeemed - Institutional Class ........................               NA              NA
                                                                           -------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Institutional Class ..................................               NA              NA
                                                                           -------------------------------
Net increase (decrease) in net assets resulting from capital share
   transaction - Total ..................................................      (10,008,049)    (15,267,106)
                                                                           -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................          461,922     (34,581,368)
                                                                           ===============================
ENDING NET ASSETS .......................................................  $   361,255,450   $ 360,793,528
                                                                           ===============================

                                                                               LARGE COMPANY CORE FUND
                                                                           ----------------------------------
                                                                               For the            For the
                                                                             Year Ended         Year Ended
                                                                            July 31, 2007      July 31, 2006
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................................  $    72,870,600    $   123,890,237

OPERATIONS:
   Net investment income (loss) .........................................          155,366            231,679
   Net realized gain (loss) on investments ..............................        9,978,277            (47,486)
   Net change in unrealized appreciation (depreciation) of investments ..        4,572,983         (2,163,858)
                                                                           ----------------------------------
Net increase (decrease) in nets assets resulting from operations ........       14,706,626         (1,979,665)
                                                                           ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................................          (50,637)                 0
      Class B ...........................................................                0                  0
      Class Z ...........................................................          (93,149)           (71,101)
      Administrator Class ...............................................           (2,038)          (105,013)
   Net realized gain on sales of investments
      Class A ...........................................................         (215,696)          (589,706)
      Class B ...........................................................          (67,414)          (145,940)
      Class C ...........................................................          (41,398)           (95,809)
      Class Z ...........................................................         (478,953)          (896,590)
      Administrator Class ...............................................           (1,189)          (426,738)
      Institutional Class ...............................................               NA                 NA
                                                                           ----------------------------------
Total Distributions to Shareholders .....................................         (950,474)        (2,330,897)
                                                                           ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................        1,284,216          1,131,042
   Reinvestment of distributions - Class A ..............................          260,417            583,424
   Cost of shares redeemed - Class A ....................................       (6,587,009)       (25,071,934)
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class A ..............................................       (5,042,376)       (23,357,468)
                                                                           ----------------------------------
   Proceeds from shares sold - Class B ..................................          323,033            109,538
   Reinvestment of distributions - Class B ..............................           66,262            144,166
   Cost of shares redeemed - Class B ....................................       (1,624,861)        (3,647,704)
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class B ..............................................       (1,235,566)        (3,394,000)
                                                                           ----------------------------------
   Proceeds from shares sold - Class C ..................................          136,087             66,358
   Reinvestment of distributions - Class C ..............................           40,908             94,727
   Cost of shares redeemed - Class C ....................................       (1,086,071)        (2,298,227)
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class C ..............................................         (909,076)        (2,137,142)
                                                                           ----------------------------------
   Proceeds from shares sold - Class Z ..................................        1,415,931          1,457,901
   Reinvestment of distributions - Class Z ..............................          564,803            953,572
   Cost of shares redeemed - Class Z ....................................       (8,096,642)       (17,318,398)
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Class Z ..............................................       (6,115,908)       (14,906,925)
                                                                           ----------------------------------
   Proceeds from shares sold - Administrator Class ......................        9,235,266          2,372,914
   Reinvestment of distributions - Administrator Class ..................            3,228            531,752
   Cost of shares redeemed - Administrator Class ........................      (29,694,102)        (5,818,206)
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Administrator Class ..................................      (20,455,608)        (2,913,540)
                                                                           ----------------------------------
   Proceeds from shares sold - Institutional Class ......................               NA                 NA
   Reinvestment of distributions - Institutional Class ..................               NA                 NA
   Cost of shares redeemed - Institutional Class ........................               NA                 NA
                                                                           ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
     transaction - Institutional Class ..................................               NA                 NA
                                                                           ----------------------------------
Net increase (decrease) in net assets resulting from capital share
   transaction - Total ..................................................      (33,758,534)       (46,709,075)
                                                                           ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      (20,002,382)       (51,019,637)
                                                                           ==================================
ENDING NET ASSETS .......................................................  $    52,868,218    $    72,870,600
                                                                           ==================================

76  Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets

                                                                                                        ENDEAVOR LARGE CAP FUND
                                                                                                     -----------------------------
                                                                                                        For the         For the
                                                                                                       Year Ended      Year Ended
                                                                                                     July 31, 2007   July 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .........................................................................         859,757       1,565,848
   Shares issued in reinvestment of distributions - Class A ......................................          82,132         519,702
   Shares redeemed - Class A .....................................................................      (1,046,936)     (2,349,339)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class A .......................................        (105,047)       (263,789)
                                                                                                     -----------------------------
   Shares sold - Class B .........................................................................          65,181         243,037
   Shares issued in reinvestment of distributions - Class B ......................................           6,983          35,049
   Shares redeemed - Class B .....................................................................        (111,432)        (90,327)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class B .......................................         (39,268)        187,759
                                                                                                     -----------------------------
   Shares sold - Class C .........................................................................          93,329         107,877
   Shares issued in reinvestment of distributions - Class C ......................................           2,875           8,864
   Shares redeemed - Class C .....................................................................         (29,737)        (16,431)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class C .......................................          66,467         100,310
                                                                                                     -----------------------------
   Shares sold - Class Z .........................................................................              NA              NA
   Shares issued in reinvestment of distributions - Class Z ......................................              NA              NA
   Shares redeemed - Class Z .....................................................................              NA              NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class Z .......................................              NA              NA
                                                                                                     -----------------------------
   Shares sold - Administrator Class .............................................................              NA              NA
   Shares issued in reinvestment of distributions - Administrator Class ..........................              NA              NA
   Shares redeemed - Administrator Class .........................................................              NA              NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...........................              NA              NA
                                                                                                     -----------------------------
   Shares sold - Institutional Class .............................................................              NA              NA
   Shares issued in reinvestment of distributions - Institutional Class ..........................              NA              NA
   Shares redeemed - Institutional Class .........................................................              NA              NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...........................              NA              NA
                                                                                                     -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........         (77,848)         24,280
                                                                                                     =============================

Ending balance of undistributed net investment income (loss) .....................................   $           0   $           0
                                                                                                     -----------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Large Cap Stock Funds  77

                                                                                                          ENDEAVOR SELECT FUND
                                                                                                     -----------------------------
                                                                                                        For the         For the
                                                                                                      Year Ended      Year Ended
                                                                                                     July 31, 2007   July 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .........................................................................       5,349,390      12,936,477
   Shares issued in reinvestment of distributions - Class A ......................................             653          97,629
   Shares redeemed - Class A .....................................................................      (6,297,292)     (2,499,154)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class A .......................................        (947,249)     10,534,952
                                                                                                     -----------------------------
   Shares sold - Class B .........................................................................         215,104         971,317
   Shares issued in reinvestment of distributions - Class B ......................................              53           8,387
   Shares redeemed - Class B .....................................................................        (456,463)       (191,920)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class B .......................................        (241,306)        787,784
                                                                                                     -----------------------------
   Shares sold - Class C .........................................................................         393,161         705,042
   Shares issued in reinvestment of distributions - Class C ......................................              61           3,520
   Shares redeemed - Class C .....................................................................        (211,482)       (134,412)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class C .......................................         181,740         574,150
                                                                                                     -----------------------------
   Shares sold - Class Z .........................................................................              NA              NA
   Shares issued in reinvestment of distributions - Class Z ......................................              NA              NA
   Shares redeemed - Class Z .....................................................................              NA              NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class Z .......................................              NA              NA
                                                                                                     -----------------------------
   Shares sold - Administrator Class .............................................................       5,329,560       2,765,094
   Shares issued in reinvestment of distributions - Administrator Class ..........................             328          71,306
   Shares redeemed - Administrator Class .........................................................      (3,373,261)     (3,331,437)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...........................       1,956,627        (495,037)
                                                                                                     -----------------------------
   Shares sold - Institutional Class .............................................................      50,650,880      58,515,316
   Shares issued in reinvestment of distributions - Institutional Class ..........................           2,988         182,338
   Shares redeemed - Institutional Class .........................................................      (7,236,113)     (1,794,218)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...........................      43,417,755      56,903,436
                                                                                                     -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........      44,367,567      68,305,285
                                                                                                     =============================

Ending balance of undistributed net investment income (loss) .....................................   $           0   $           0
                                                                                                     -----------------------------
                                                                                                           EQUITY INDEX FUND
                                                                                                     -----------------------------
                                                                                                        For the         For the
                                                                                                       Year Ended      Year Ended
                                                                                                     July 31, 2007   July 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .........................................................................         748,039         891,374
   Shares issued in reinvestment of distributions - Class A ......................................         812,074         697,501
   Shares redeemed - Class A .....................................................................      (1,566,336)     (1,732,588)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class A .......................................          (6,223)       (143,713)
                                                                                                     -----------------------------
   Shares sold - Class B .........................................................................          21,933          25,351
   Shares issued in reinvestment of distributions - Class B ......................................          62,178          59,691
   Shares redeemed - Class B .....................................................................        (248,343)       (236,666)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class B .......................................        (164,232)       (151,624)
                                                                                                     -----------------------------
   Shares sold - Class C .........................................................................              NA              NA
   Shares issued in reinvestment of distributions - Class C ......................................              NA              NA
   Shares redeemed - Class C .....................................................................              NA              NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class C .......................................              NA              NA
                                                                                                     -----------------------------
   Shares sold - Class Z .........................................................................              NA              NA
   Shares issued in reinvestment of distributions - Class Z ......................................              NA              NA
   Shares redeemed - Class Z .....................................................................              NA              NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class Z .......................................              NA              NA
                                                                                                     -----------------------------
   Shares sold - Administrator Class .............................................................              NA              NA
   Shares issued in reinvestment of distributions - Administrator Class ..........................              NA              NA
   Shares redeemed - Administrator Class .........................................................              NA              NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...........................              NA              NA
                                                                                                     -----------------------------
   Shares sold - Institutional Class .............................................................              NA              NA
   Shares issued in reinvestment of distributions - Institutional Class ..........................              NA              NA
   Shares redeemed - Institutional Class .........................................................              NA              NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...........................              NA              NA
                                                                                                     -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (170,455)       (295,337)
                                                                                                     =============================

Ending balance of undistributed net investment income (loss) .....................................   $   2,604,893   $   2,565,628
                                                                                                     -----------------------------
                                                                                                        LARGE COMPANY CORE FUND
                                                                                                     -----------------------------
                                                                                                        For the         For the
                                                                                                       Year Ended      Year Ended
                                                                                                     July 31, 2007   July 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .........................................................................         117,226         123,636
   Shares issued in reinvestment of distributions - Class A ......................................          25,252          63,831
   Shares redeemed - Class A .....................................................................        (637,815)     (2,757,781)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class A .......................................        (495,337)     (2,570,314)
                                                                                                     -----------------------------
   Shares sold - Class B .........................................................................          32,959          12,563
   Shares issued in reinvestment of distributions - Class B ......................................           6,713          16,309
   Shares redeemed - Class B .....................................................................        (164,837)       (414,297)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class B .......................................        (125,165)       (385,425)
                                                                                                     -----------------------------
   Shares sold - Class C .........................................................................          13,327           7,464
   Shares issued in reinvestment of distributions - Class C ......................................           4,149          10,728
   Shares redeemed - Class C .....................................................................        (109,118)       (260,796)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class C .......................................         (91,642)       (242,604)
                                                                                                     -----------------------------
   Shares sold - Class Z .........................................................................         134,707         159,941
   Shares issued in reinvestment of distributions - Class Z ......................................          55,072         104,439
   Shares redeemed - Class Z .....................................................................        (787,782)     (1,903,067)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class Z .......................................        (598,003)     (1,638,687)
                                                                                                     -----------------------------
   Shares sold - Administrator Class .............................................................         895,853         257,403
   Shares issued in reinvestment of distributions - Administrator Class ..........................             310          57,387
   Shares redeemed - Administrator Class .........................................................      (2,896,775)        (629,956)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...........................      (2,000,612)       (315,166)
                                                                                                     -----------------------------
   Shares sold - Institutional Class .............................................................              NA              NA
   Shares issued in reinvestment of distributions - Institutional Class ..........................              NA              NA
   Shares redeemed - Institutional Class .........................................................              NA              NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ...........................              NA              NA
                                                                                                     -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........      (3,310,759)     (5,152,196)
                                                                                                     =============================

Ending balance of undistributed net investment income (loss) .....................................   $     155,361   $     145,819
                                                                                                     -----------------------------

78  Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets

                                                                                                            U.S. VALUE FUND
                                                                                                     -----------------------------
                                                                                                        For the         For the
                                                                                                       Year Ended      Year Ended
                                                                                                     July 31, 2007   July 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ..........................................................................   $ 293,930,604   $ 376,410,955

OPERATIONS
   Net investment income (loss) ..................................................................       3,078,078       3,705,064
   Net realized gain (loss) on investments .......................................................      31,230,373      32,515,958
   Net change in unrealized appreciation (depreciation) of investments ...........................       3,826,517     (21,313,154)
                                                                                                     -----------------------------
Net increase (decrease) in nets assets resulting from operations .................................      38,134,968      14,907,868
                                                                                                     -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .....................................................................................         (33,244)        (42,459)
     Class B .....................................................................................         (17,356)        (19,099)
     Class C .....................................................................................          (8,104)         (8,897)
     Class Z .....................................................................................        (445,663)       (327,127)
     Administrator Class .........................................................................      (2,866,065)     (3,320,971)
   Net realized gain on sales of investments
     Class A .....................................................................................         (81,056)       (534,298)
     Class B .....................................................................................        (129,216)       (688,045)
     Class C .....................................................................................         (59,766)       (322,722)
     Class Z .....................................................................................      (1,193,202)     (5,331,964)
     Administrator Class .........................................................................      (7,244,908)    (26,728,170)
                                                                                                     -----------------------------
Total Distributions to Shareholders ..............................................................     (12,078,580)    (37,323,752)
                                                                                                     -----------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...........................................................       1,099,295         379,003
   Reinvestment of distributions - Class A .......................................................         113,665         561,281
   Cost of shares redeemed - Class A .............................................................      (1,325,654)     (3,041,934)
                                                                                                     -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ......        (112,694)     (2,101,650)
                                                                                                     -----------------------------
   Proceeds from shares sold - Class B ...........................................................         348,088         273,666
   Reinvestment of distributions - Class B .......................................................         138,259         665,106
   Cost of shares redeemed - Class B .............................................................      (1,320,204)     (2,369,336)
                                                                                                     -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ......        (833,857)     (1,430,564)
                                                                                                     -----------------------------
   Proceeds from shares sold - Class C ...........................................................          91,324         160,350
   Reinvestment of distributions - Class C .......................................................          59,609         279,686
   Cost of shares redeemed - Class C .............................................................        (639,650)     (1,261,069)
                                                                                                     -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ......        (488,717)       (821,033)
                                                                                                     -----------------------------
   Proceeds from shares sold - Class Z ...........................................................       5,657,595       8,619,842
   Reinvestment of distributions - Class Z .......................................................       1,578,581       5,416,156
   Cost of shares redeemed - Class Z .............................................................     (10,122,572)   (127,296,530)
                                                                                                     -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ......      (2,886,396)   (113,260,532)
                                                                                                     -----------------------------
   Proceeds from shares sold - Administrator Class ...............................................      20,448,200     146,575,066
   Reinvestment of distributions - Administrator Class ...........................................      10,088,420      30,044,293
   Cost of shares redeemed - Administrator Class .................................................    (159,822,032)   (119,070,047)
                                                                                                     -----------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Administrator
      Class ......................................................................................    (129,285,412)     57,549,312
                                                                                                     -----------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ...........    (133,607,076)    (60,064,467)
                                                                                                     -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................................    (107,550,688)    (82,480,351)
                                                                                                     =============================
ENDING NET ASSETS ................................................................................   $ 186,379,916   $ 293,930,604
                                                                                                     =============================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Large Cap Stock Funds  79

                                                                                                            U.S. VALUE FUND
                                                                                                     -----------------------------
                                                                                                        For the         For the
                                                                                                       Year Ended      Year Ended
                                                                                                     July 31, 2007   July 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .........................................................................          59,473          22,064
   Shares issued in reinvestment of distributions - Class A ......................................           6,141          34,251
   Shares redeemed - Class A .....................................................................         (71,592)       (177,577)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class A .......................................          (5,978)       (121,262)
                                                                                                     -----------------------------
   Shares sold - Class B .........................................................................          19,236          15,897
   Shares issued in reinvestment of distributions - Class B ......................................           7,511          40,898
   Shares redeemed - Class B .....................................................................         (71,298)       (138,834)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class B .......................................         (44,551)        (82,039)
                                                                                                     -----------------------------
   Shares sold - Class C .........................................................................           5,022           9,810
   Shares issued in reinvestment of distributions - Class C ......................................           3,254          17,286
   Shares redeemed - Class C .....................................................................         (34,878)        (73,197)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class C .......................................         (26,602)        (46,101)
                                                                                                     -----------------------------
   Shares sold - Class Z .........................................................................         303,498         472,256
   Shares issued in reinvestment of distributions - Class Z ......................................          84,386         327,943
   Shares redeemed - Class Z .....................................................................        (543,411)     (6,843,833)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class Z .......................................        (155,527)     (6,043,634)
                                                                                                     -----------------------------
   Shares sold - Administrator  Class ............................................................       1,125,558       8,067,411
   Shares issued in reinvestment of distributions - Administrator Class ..........................         550,943       1,847,765
   Shares redeemed - Administrator Class .........................................................      (8,754,601)     (6,537,814)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...........................      (7,078,100)      3,377,362
                                                                                                     -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........      (7,310,758)     (2,915,674)
                                                                                                     =============================

Ending balance of undistributed net investment income (loss) .....................................   $     212,974   $     505,328
                                                                                                     -----------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

80  Wells Fargo Advantage Large Cap Stock Funds             Financial Highlights

                                          Beginning                    Net Realized    Distributions
                                          Net Asset        Net        and Unrealized     from Net
                                          Value Per    Investment       Gain (Loss)     Investment
                                            Share     Income (Loss)   on Investments      Income
----------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND
----------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ........   $10.20       (0.05) 9            1.93           0.00
August 1, 2005 to July 31, 2006 ........   $12.26       (0.06) 9           (0.03)          0.00
January 1, 2005 to July 31, 2005 5 .....   $11.63       (0.05) 9            0.68           0.00
January 1, 2004 to December 31, 2004 ...   $10.08       (0.10)              1.65           0.00
January 1, 2003 to December 31, 2003 ...   $ 7.55       (0.07) 9            2.60           0.00
January 1, 2002 to December 31, 2002 ...   $10.59       (0.10) 9           (2.94)          0.00

Class B
August 1, 2006 to July 31, 2007 ........   $ 9.84       (0.13) 9            1.86           0.00
August 1, 2005 to July 31, 2006 ........   $11.98       (0.14) 9           (0.03)          0.00
January 1, 2005 to July 31, 2005 5 .....   $11.41       (0.10) 9            0.67           0.00
January 1, 2004 to December 31, 2004 ...   $ 9.97       (0.17)              1.61           0.00
January 1, 2003 to December 31, 2003 ...   $ 7.51       (0.12) 9            2.58           0.00
January 1, 2002 to December 31, 2002 ...   $10.57       (0.12) 9           (2.94)          0.00

Class C
August 1, 2006 to July 31, 2007 ........   $ 9.83       (0.13) 9            1.87           0.00
August 1, 2005 to July 31, 2006 ........   $11.98       (0.14) 9           (0.04)          0.00
January 1, 2005 to July 31, 2005 5 .....   $11.41       (0.10) 9            0.67           0.00
January 1, 2004 to December 31, 2004 ...   $ 9.97       (0.18)              1.62           0.00
January 1, 2003 to December 31, 2003 ...   $ 7.51       (0.12) 9            2.58           0.00
January 1, 2002 to December 31, 2002 ...   $10.57       (0.13) 9           (2.93)          0.00

ENDEAVOR SELECT FUND
----------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ........   $ 9.35       (0.04) 9            1.54           0.00
August 1, 2005 to July 31, 2006 ........   $ 9.47       (0.05) 9            0.02           0.00
January 1, 2005 to July 31, 2005 5 .....   $ 9.16       (0.04) 9            0.56           0.00
January 1, 2004 to December 31, 2004 ...   $ 8.36       (0.09) 9            1.47           0.00
January 1, 2003 to December 31, 2003 ...   $ 6.10       (0.07) 9            2.33           0.00
January 1, 2002 to December 31, 2002 ...   $ 7.99       (0.07) 9           (1.81)          0.00

Class B
August 1, 2006 to July 31, 2007 ........   $ 8.94       (0.11) 9            1.46           0.00
August 1, 2005 to July 31, 2006 ........   $ 9.12       (0.12) 9            0.03           0.00
January 1, 2005 to July 31, 2005 5 .....   $ 8.87       (0.07) 9            0.53           0.00
January 1, 2004 to December 31, 2004 ...   $ 8.18       (0.15) 9            1.42           0.00
January 1, 2003 to December 31, 2003 ...   $ 6.02       (0.12) 9            2.28           0.00
January 1, 2002 to December 31, 2002 ...   $ 7.94       (0.12) 9           (1.79)          0.00

Class C
August 1, 2006 to July 31, 2007 ........   $ 8.93       (0.11) 9            1.46           0.00
August 1, 2005 to July 31, 2006 ........   $ 9.11       (0.12) 9            0.03           0.00
January 1, 2005 to July 31, 2005 5 .....   $ 8.87       (0.08) 9            0.53           0.00
January 1, 2004 to December 31, 2004 ...   $ 8.18       (0.16) 9            1.43           0.00
January 1, 2003 to December 31, 2003 ...   $ 6.02       (0.13) 9            2.29           0.00
January 1, 2002 to December 31, 2002 ...   $ 7.93       (0.12) 9           (1.78)          0.00

Administrator Class
August 1, 2006 to July 31, 2007 ........   $ 9.37       (0.01) 9            1.55           0.00
August 1, 2005 to July 31, 2006 ........   $ 9.47       (0.02) 9            0.01           0.00
April 11, 2005 6 to July 31, 2005 5 ....   $ 8.60       (0.02) 9            0.89           0.00

Institutional Class
August 1, 2006 to July 31, 2007 ........   $ 9.40        0.01 9             1.55           0.00
August 1, 2005 to July 31, 2006 ........   $ 9.47       (0.01) 9            0.03           0.00
April 11, 2005 6 to July 31, 2005 5 ....   $ 8.60       (0.01) 9            0.88           0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Large Cap Stock Funds  81

                                                            Ending        Ratio to Average Net Assets (Annualized) 1
                                           Distributions   Net Asset   -----------------------------------------------
                                             from Net      Value Per   Net Investment    Gross     Expenses     Net
                                          Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
----------------------------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND
----------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ........      (0.26)        $11.82        (0.44)%         1.59%     (0.34)%     1.25%
August 1, 2005 to July 31, 2006 ........      (1.97)        $10.20        (0.51)%         1.60%     (0.35)%     1.25%
January 1, 2005 to July 31, 2005 5 .....       0.00         $12.26        (0.73)%         1.62%     (0.19)%     1.43%
January 1, 2004 to December 31, 2004 ...       0.00         $11.63        (0.93)%         1.69%     (0.04)%     1.65%
January 1, 2003 to December 31, 2003 ...       0.00         $10.08        (0.86)%         1.69%     (0.08)%     1.61%
January 1, 2002 to December 31, 2002 ...       0.00         $ 7.55        (1.18)%         2.03%     (0.05)%     1.98%

Class B
August 1, 2006 to July 31, 2007 ........      (0.26)        $11.31        (1.19)%         2.34%     (0.34)%     2.00%
August 1, 2005 to July 31, 2006 ........      (1.97)        $ 9.84        (1.28)%         2.36%     (0.36)%     2.00%
January 1, 2005 to July 31, 2005 5 .....       0.00         $11.98        (1.53)%         2.41%     (0.20)%     2.21%
January 1, 2004 to December 31, 2004 ...       0.00         $11.41        (1.69)%         2.46%     (0.04)%     2.42%
January 1, 2003 to December 31, 2003 ...       0.00         $ 9.97        (1.34)%         2.47%     (0.42)%     2.05%
January 1, 2002 to December 31, 2002 ...       0.00         $ 7.51        (1.38)%         4.69%     (2.45)%     2.24%

Class C
August 1, 2006 to July 31, 2007 ........      (0.26)        $11.31        (1.17)%         2.34%     (0.34)%     2.00%
August 1, 2005 to July 31, 2006 ........      (1.97)        $ 9.83        (1.29)%         2.36%     (0.36)%     2.00%
January 1, 2005 to July 31, 2005 5 .....       0.00         $11.98        (1.57)%         2.59%     (0.36)%     2.23%
January 1, 2004 to December 31, 2004 ...       0.00         $11.41        (1.72)%         2.56%     (0.11)%     2.45%
January 1, 2003 to December 31, 2003 ...       0.00         $ 9.97        (1.39)%         2.57%     (0.45)%     2.12%
January 1, 2002 to December 31, 2002 ...       0.00         $ 7.51        (1.51)%         4.18%     (1.85)%     2.33%

ENDEAVOR SELECT FUND
----------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ........       0.00 4       $10.85        (0.40)%         1.36%     (0.11)%     1.25%
August 1, 2005 to July 31, 2006 ........      (0.09)        $ 9.35        (0.53)%         1.40%     (0.15)%     1.25%
January 1, 2005 to July 31, 2005 5 .....      (0.21)        $ 9.47        (0.73)%         1.53%     (0.14)%     1.39%
January 1, 2004 to December 31, 2004 ...      (0.58)        $ 9.16        (1.05)%         1.61%     (0.04)%     1.57%
January 1, 2003 to December 31, 2003 ...       0.00         $ 8.36        (1.01)%         1.61%     (0.03)%     1.58%
January 1, 2002 to December 31, 2002 ...      (0.01)        $ 6.10        (1.08)%         1.60%     (0.01)%     1.59%

Class B
August 1, 2006 to July 31, 2007 ........       0.00 4       $10.29        (1.16)%         2.11%     (0.11)%     2.00%
August 1, 2005 to July 31, 2006 ........      (0.09)        $ 8.94        (1.28)%         2.15%     (0.15)%     2.00%
January 1, 2005 to July 31, 2005 5 .....      (0.21)        $ 9.12        (1.47)%         2.28%     (0.15)%     2.13%
January 1, 2004 to December 31, 2004 ...      (0.58)        $ 8.87        (1.72)%         2.39%     (0.04)%     2.35%
January 1, 2003 to December 31, 2003 ...       0.00         $ 8.18        (1.79)%         2.40%     (0.06)%     2.34%
January 1, 2002 to December 31, 2002 ...      (0.01)        $ 6.02        (1.85)%         2.39%     (0.03)%     2.36%

Class C
August 1, 2006 to July 31, 2007 ........       0.00 4       $10.28        (1.14)%         2.11%     (0.11)%     2.00%
August 1, 2005 to July 31, 2006 ........      (0.09)        $ 8.93        (1.30)%         2.15%     (0.15)%     2.00%
January 1, 2005 to July 31, 2005 5 .....      (0.21)        $ 9.11        (1.52)%         2.32%     (0.14)%     2.18%
January 1, 2004 to December 31, 2004 ...      (0.58)        $ 8.87        (1.82)%         2.41%     (0.04)%     2.37%
January 1, 2003 to December 31, 2003 ...       0.00         $ 8.18        (1.83)%         2.45%     (0.07)%     2.38%
January 1, 2002 to December 31, 2002 ...      (0.01)        $ 6.02        (1.78)%         2.32%     (0.04)%     2.28%

Administrator Class
August 1, 2006 to July 31, 2007 ........       0.00 4       $10.91        (0.14)%         1.17%     (0.17)%     1.00%
August 1, 2005 to July 31, 2006 ........      (0.09)        $ 9.37        (0.25)%         1.22%     (0.22)%     1.00%
April 11, 2005 6 to July 31, 2005 5 ....       0.00         $ 9.47        (0.67)%         1.30%     (0.30)%     1.00%

Institutional Class
August 1, 2006 to July 31, 2007 ........       0.00 4       $10.96         0.06%          0.91%     (0.11)%     0.80%
August 1, 2005 to July 31, 2006 ........      (0.09)        $ 9.40        (0.12)%         0.95%     (0.15)%     0.80%
April 11, 2005 6 to July 31, 2005 5 ....       0.00         $ 9.47        (0.20)%         1.03%     (0.23)%     0.80%

                                                     Portfolio    Net Assets at
                                           Total     Turnover     End of Period
                                          Return 2    Rate 3     (000's omitted)
--------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ........   18.63%       109%       $   42,851
August 1, 2005 to July 31, 2006 ........   (1.83)%      111%       $   38,019
January 1, 2005 to July 31, 2005 5 .....    5.42%        61%       $   48,963
January 1, 2004 to December 31, 2004 ...   15.38%       168%       $   42,959
January 1, 2003 to December 31, 2003 ...   33.51%       234%       $   36,601
January 1, 2002 to December 31, 2002 ...  (28.71)%      420%       $   28,291

Class B
August 1, 2006 to July 31, 2007 ........   17.77%       109%       $    2,935
August 1, 2005 to July 31, 2006 ........   (2.60)%      111%       $    2,938
January 1, 2005 to July 31, 2005 5 .....    5.00%        61%       $    1,330
January 1, 2004 to December 31, 2004 ...   14.44%       168%       $      950
January 1, 2003 to December 31, 2003 ...   32.76%       234%       $      719
January 1, 2002 to December 31, 2002 ...  (28.95)%      420%       $      323

Class C
August 1, 2006 to July 31, 2007 ........   17.89%       109%       $    2,229
August 1, 2005 to July 31, 2006 ........   (2.70)%      111%       $    1,284
January 1, 2005 to July 31, 2005 5 .....    5.00%        61%       $      362
January 1, 2004 to December 31, 2004 ...   14.44%       168%       $      474
January 1, 2003 to December 31, 2003 ...   32.76%       234%       $      430
January 1, 2002 to December 31, 2002 ...  (28.95)%      420%       $      194

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ........   16.05%        91%       $  162,421
August 1, 2005 to July 31, 2006 ........   (0.33)%       84%       $  148,765
January 1, 2005 to July 31, 2005 5 .....    5.93%        54%       $   50,932
January 1, 2004 to December 31, 2004 ...   16.80%       169%       $   94,805
January 1, 2003 to December 31, 2003 ...   37.05%       244%       $   81,190
January 1, 2002 to December 31, 2002 ...  (23.52)%      437%       $   55,762

Class B
August 1, 2006 to July 31, 2007 ........   15.11%        91%       $   10,596
August 1, 2005 to July 31, 2006 ........   (1.01)%       84%       $   11,353
January 1, 2005 to July 31, 2005 5 .....    5.44%        54%       $    4,403
January 1, 2004 to December 31, 2004 ...   15.82%       169%       $    1,800
January 1, 2003 to December 31, 2003 ...   35.88%       244%       $      622
January 1, 2002 to December 31, 2002 ...  (24.04)%      437%       $      317

Class C
August 1, 2006 to July 31, 2007 ........   15.12%        91%       $    9,805
August 1, 2005 to July 31, 2006 ........   (1.01)%       84%       $    6,890
January 1, 2005 to July 31, 2005 5 .....    5.33%        54%       $    1,802
January 1, 2004 to December 31, 2004 ...   15.82%       169%       $    1,080
January 1, 2003 to December 31, 2003 ...   35.88%       244%       $      444
January 1, 2002 to December 31, 2002 ...  (23.95)%      437%       $      231

Administrator Class
August 1, 2006 to July 31, 2007 ........   16.44%        91%       $  108,062
August 1, 2005 to July 31, 2006 ........   (0.12)%       84%       $   74,520
April 11, 2005 6 to July 31, 2005 5 ....   10.12%        54%       $   79,964

Institutional Class
August 1, 2006 to July 31, 2007 ........   16.60%        91%       $1,099,424
August 1, 2005 to July 31, 2006 ........    0.20%        84%       $  534,868
April 11, 2005 6 to July 31, 2005 5 ....   10.12%        54%       $      161

82  Wells Fargo Advantage Large Cap Stock Funds             Financial Highlights

                                               Beginning                    Net Realized    Distributions
                                               Net Asset        Net        and Unrealized     from Net
                                               Value Per    Investment       Gain (Loss)     Investment
                                                 Share     Income (Loss)   on Investments      Income
---------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
---------------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ............    $48.91        0.64              6.69           (0.63)
August 1, 2005 to July 31, 2006 ............    $51.55        0.62              1.74           (0.60)
October 1, 2004 to July 31, 2005 7 .........    $48.51        0.63              4.97           (0.67)
October 1, 2003 to September 30, 2004 ......    $44.55        0.52              5.25           (0.50)
October 1, 2002 to September 30, 2003 ......    $38.09        0.47              8.23           (0.51)
October 1, 2001 to September 30, 2002 ......    $54.20        0.41             (9.85)          (0.43)

Class B
August 1, 2006 to July 31, 2007 ............    $48.84        0.28              6.66           (0.22)
August 1, 2005 to July 31, 2006 ............    $51.38        0.23              1.74           (0.14)
October 1, 2004 to July 31, 2005 7 .........    $48.22        0.25              5.02           (0.23)
October 1, 2003 to September 30, 2004 ......    $44.32        0.12              5.27           (0.18)
October 1, 2002 to September 30, 2003 ......    $37.80        0.16              8.20           (0.12)
October 1, 2001 to September 30, 2002 ......    $53.78        0.06             (9.84)          (0.02)

LARGE COMPANY CORE FUND
---------------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ............    $ 8.92        0.04 9            2.15           (0.03)
August 1, 2005 to July 31, 2006 ............    $ 9.30        0.03 9           (0.21)          (0.00)
January 1, 2005 to July 31, 2005 5 .........    $10.97        0.01             (0.21)          (0.00) 4
January 1, 2004 to December 31, 2004 .......    $10.81       (0.01)             1.12            0.00
January 1, 2003 to December 31, 2003 .......    $ 8.81       (0.00) 4,9         2.02           (0.01)
October 1, 2002 to December 31, 2002 8 .....    $ 8.24        0.01 9            0.57           (0.01)
October 1, 2001 to September 30, 2002 ......    $ 9.65        0.07             (1.10)          (0.05)

Class B
August 1, 2006 to July 31, 2007 ............    $ 8.59       (0.04) 9           2.06            0.00
August 1, 2005 to July 31, 2006 ............    $ 9.02       (0.04) 9          (0.19)           0.00
January 1, 2005 to July 31, 2005 5 .........    $10.73       (0.03)            (0.21)           0.00
January 1, 2004 to December 31, 2004 .......    $10.69       (0.09)             1.08            0.00
January 1, 2003 to December 31, 2003 .......    $ 8.79       (0.10) 9           2.01           (0.00) 4
September 30, 2002 6 to December 31, 2002 ..    $ 8.21       (0.02) 9           0.60            0.00

Class C
August 1, 2006 to July 31, 2007 ............    $ 8.58       (0.04) 9           2.06            0.00
August 1, 2005 to July 31, 2006 ............    $ 9.01       (0.04) 9          (0.19)           0.00
January 1, 2005 to July 31, 2005 5 .........    $10.72       (0.07)            (0.17)           0.00
January 1, 2004 to December 31, 2004 .......    $10.69       (0.11)             1.09            0.00
January 1, 2003 to December 31, 2003 .......    $ 8.79       (0.10) 9           2.01            0.00
September 30, 2002 6 to December 31, 2002 ..    $ 8.21       (0.02) 9           0.60           (0.00) 4

Class Z
August 1, 2006 to July 31, 2007 ............    $ 8.89        0.02 9            2.14           (0.03)
August 1, 2005 to July 31, 2006 ............    $ 9.29        0.02 9           (0.20)          (0.02)
April 11, 2005 6 to July 31, 2005 5 ........    $ 9.13        0.00 11           0.16            0.00

Administrator Class
August 1, 2006 to July 31, 2007 ............    $ 9.02        0.08 9            2.14           (0.24)
August 1, 2005 to July 31, 2006 ............    $ 9.41        0.06 9           (0.20)          (0.05)
January 1, 2005 to July 31, 2005 5 .........    $11.07        0.03             (0.22)          (0.00) 4
January 1, 2004 to December 31, 2004 .......    $10.84        0.06              1.12            0.00
January 1, 2003 to December 31, 2003 .......    $ 8.80        0.05 9            2.03           (0.03)
September 30, 2002 6 to December 31, 2002 ..    $ 8.21        0.02 9            0.59           (0.02)

U.S. VALUE FUND
---------------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ............    $17.09        0.19 9            2.19           (0.21)
August 1, 2005 to July 31, 2006 ............    $18.64        0.18 9            0.71           (0.19)
January 1, 2005 to July 31, 2005 5 .........    $18.55        0.07 9            0.36           (0.05)
January 1, 2004 to December 31, 2004 .......    $17.65        0.20              2.22           (0.18)
January 1, 2003 to December 31, 2003 .......    $13.66        0.14              4.00           (0.15)
January 1, 2002 to December 31, 2002 .......    $17.83        0.12 9           (2.77)          (0.16)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Large Cap Stock Funds  83

                                                                 Ending       Ratio to Average Net Assets (Annualized) 1
                                                Distributions   Net Asset   -------------------------------------------------
                                                  from Net      Value Per   Net Investment     Gross    Expenses     Net
                                               Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
-----------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ............       (5.48)         $50.13         1.33%        0.78%      (0.16)%     0.62%
August 1, 2005 to July 31, 2006 ............       (4.40)         $48.91         1.30%        0.77%      (0.14)%     0.63% 10
October 1, 2004 to July 31, 2005 7 .........       (1.89)         $51.55         1.53%        0.76%      (0.12)%     0.64%
October 1, 2003 to September 30, 2004 ......       (1.31)         $48.51         1.09%        0.82%      (0.17)%     0.65%
October 1, 2002 to September 30, 2003 ......       (1.73)         $44.55         1.14%        1.03%      (0.36)%     0.67%
October 1, 2001 to September 30, 2002 ......       (6.24)         $38.09         0.86%        0.99%      (0.32)%     0.67%

Class B
August 1, 2006 to July 31, 2007 ............       (5.45)         $50.11         0.59%        1.53%      (0.16)%     1.37%
August 1, 2005 to July 31, 2006 ............       (4.37)         $48.84         0.55%        1.52%      (0.14)%     1.38% 11
October 1, 2004 to July 31, 2005 7 .........       (1.88)         $51.38         0.81%        1.51%      (0.12)%     1.39%
October 1, 2003 to September 30, 2004 ......       (1.31)         $48.22         0.34%        1.57%      (0.17)%     1.40%
October 1, 2002 to September 30, 2003 ......       (1.72)         $44.32         0.40%        1.88%      (0.47)%     1.41%
October 1, 2001 to September 30, 2002 ......       (6.18)         $37.80         0.11%        1.97%      (0.56)%     1.41%

LARGE COMPANY CORE FUND
-----------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ............       (0.15)         $10.93         0.39%        1.60%      (0.35)%     1.25%
August 1, 2005 to July 31, 2006 ............       (0.20)         $ 8.92         0.33%        1.51%      (0.26)%     1.25%
January 1, 2005 to July 31, 2005 5 .........       (1.47)         $ 9.30         0.23%        1.62%      (0.25)%     1.37%
January 1, 2004 to December 31, 2004 .......       (0.95)         $10.97        (0.07)%       1.61%      (0.16)%     1.45%
January 1, 2003 to December 31, 2003 .......       (0.01)         $10.81        (0.04)%       1.69%      (0.24)%     1.45%
October 1, 2002 to December 31, 2002 8 .....        0.00          $ 8.81         0.01%        3.05%      (1.55)%     1.50%
October 1, 2001 to September 30, 2002 ......       (0.33)         $ 8.24         0.82%        3.74%      (2.24)%     1.50%

Class B
August 1, 2006 to July 31, 2007 ............       (0.15)         $10.46        (0.36)%       2.35%      (0.35)%     2.00%
August 1, 2005 to July 31, 2006 ............       (0.20)         $ 8.59        (0.41)%       2.26%      (0.26)%     2.00%
January 1, 2005 to July 31, 2005 5 .........       (1.47)         $ 9.02        (0.61)%       2.38%      (0.16)%     2.22%
January 1, 2004 to December 31, 2004 .......       (0.95)         $10.73        (0.94)%       2.40%       0.00%      2.40%
January 1, 2003 to December 31, 2003 .......       (0.01)         $10.69        (0.99)%       2.47%      (0.07)%     2.40%
September 30, 2002 6 to December 31, 2002 ..        0.00          $ 8.79        (0.20)%       4.23%      (1.73)%     2.50%

Class C
August 1, 2006 to July 31, 2007 ............       (0.15)         $10.45        (0.35)%       2.35%      (0.35)%     2.00%
August 1, 2005 to July 31, 2006 ............       (0.20)         $ 8.58        (0.42)%       2.26%      (0.26)%     2.00%
January 1, 2005 to July 31, 2005 5 .........       (1.47)         $ 9.01        (0.65)%       2.38%      (0.14)%     2.24%
January 1, 2004 to December 31, 2004 .......       (0.95)         $10.72        (1.01)%       2.52%      (0.11)%     2.41%
January 1, 2003 to December 31, 2003 .......       (0.01)         $10.69        (1.02)%       2.53%      (0.12)%     2.41%
September 30, 2002 6 to December 31, 2002 ..        0.00          $ 8.79        (0.20)%       4.20%      (1.70)%     2.50%

Class Z
August 1, 2006 to July 31, 2007 ............       (0.15)         $10.87         0.22%        1.77%      (0.35)%     1.42%
August 1, 2005 to July 31, 2006 ............       (0.20)         $ 8.89         0.17%        1.69%      (0.27)%     1.42%
April 11, 2005 6 to July 31, 2005 5 ........        0.00          $ 9.29         0.15%        1.71%      (0.28)%     1.43%

Administrator Class
August 1, 2006 to July 31, 2007 ............       (0.15)         $10.85         0.86%        1.38%      (0.43)%     0.95%
August 1, 2005 to July 31, 2006 ............       (0.20)         $ 9.02         0.64%        1.34%      (0.39)%     0.95%
January 1, 2005 to July 31, 2005 5 .........       (1.47)         $ 9.41         0.60%        1.35%      (0.38)%     0.97%
January 1, 2004 to December 31, 2004 .......       (0.95)         $11.07         0.43%        1.33%      (0.33)%     1.00%
January 1, 2003 to December 31, 2003 .......       (0.01)         $10.84         0.54%        1.39%      (0.44)%     0.95%
September 30, 2002 6 to December 31, 2002 ..        0.00          $ 8.80         1.10%        2.91%      (1.91)%     1.00%

U.S. VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ............       (0.52)         $18.74         1.04%        1.38%      (0.13)%     1.25%
August 1, 2005 to July 31, 2006 ............       (2.25)         $17.09         1.02%        1.37%      (0.12)%     1.25%
January 1, 2005 to July 31, 2005 5 .........       (0.29)         $18.64         0.67%        1.39%      (0.09)%     1.30%
January 1, 2004 to December 31, 2004 .......       (1.34)         $18.55         1.14%        1.41%      (0.06)%     1.35%
January 1, 2003 to December 31, 2003 .......        0.00          $17.65         0.99%        1.40%      (0.02)%     1.38%
January 1, 2002 to December 31, 2002 .......       (1.36)         $13.66         0.93%        1.30%      (0.02)%     1.28%

                                                          Portfolio    Net Assets at
                                                 Total    Turnover     End of Period
                                               Return 2    Rate 3     (000's omitted)
-------------------------------------------------------------------------------------
EQUITY INDEX FUND
-------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ............    15.46%        4%         $337,328
August 1, 2005 to July 31, 2006 ............     4.78%        6%         $329,449
October 1, 2004 to July 31, 2005 7 .........    11.76%        3%         $354,615
October 1, 2003 to September 30, 2004 ......    13.13%        2%         $341,142
October 1, 2002 to September 30, 2003 ......    23.59%        2%         $312,974
October 1, 2001 to September 30, 2002 ......   (20.99)%       4%         $271,640

Class B
August 1, 2006 to July 31, 2007 ............    14.60%        4%         $ 23,927
August 1, 2005 to July 31, 2006 ............     3.98%        6%         $ 31,345
October 1, 2004 to July 31, 2005 7 .........    11.08%        3%         $ 40,760
October 1, 2003 to September 30, 2004 ......    12.26%        2%         $ 51,644
October 1, 2002 to September 30, 2003 ......    22.71%        2%         $ 57,505
October 1, 2001 to September 30, 2002 ......   (21.60)%       4%         $ 50,635

LARGE COMPANY CORE FUND
-------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ............    24.68%       33%         $ 13,708
August 1, 2005 to July 31, 2006 ............    (1.98)%      16%         $ 15,613
January 1, 2005 to July 31, 2005 5 .........    (1.56)%      75%         $ 40,167
January 1, 2004 to December 31, 2004 .......    10.69%      190%         $ 55,121
January 1, 2003 to December 31, 2003 .......    22.93%      148%         $ 67,463
October 1, 2002 to December 31, 2002 8 .....     6.99%       36%         $  8,597
October 1, 2001 to September 30, 2002 ......   (11.47)%     190%         $  6,155

Class B
August 1, 2006 to July 31, 2007 ............    23.57%       33%         $  4,134
August 1, 2005 to July 31, 2006 ............    (2.60)%      16%         $  4,467
January 1, 2005 to July 31, 2005 5 .........    (2.00)%      75%         $  8,169
January 1, 2004 to December 31, 2004 .......     9.67%      190%         $  9,103
January 1, 2003 to December 31, 2003 .......    21.74%      148%         $  7,559
September 30, 2002 6 to December 31, 2002 ..     7.06%       36%         $    490

Class C
August 1, 2006 to July 31, 2007 ............    23.60%       33%         $  2,544
August 1, 2005 to July 31, 2006 ............    (2.60)%      16%         $  2,873
January 1, 2005 to July 31, 2005 5 .........    (2.01)%      75%         $  5,204
January 1, 2004 to December 31, 2004 .......     9.57%      190%         $  7,457
January 1, 2003 to December 31, 2003 .......    21.73%      148%         $  6,312
September 30, 2002 6 to December 31, 2002 ..     7.09%       36%         $    484

Class Z
August 1, 2006 to July 31, 2007 ............    24.35%       33%         $ 32,397
August 1, 2005 to July 31, 2006 ............    (2.03)%      16%         $ 31,808
April 11, 2005 6 to July 31, 2005 5 ........     1.75%       75%         $ 48,481

Administrator Class
August 1, 2006 to July 31, 2007 ............    24.81%       33%         $     85
August 1, 2005 to July 31, 2006 ............    (1.55)%      16%         $ 18,110
January 1, 2005 to July 31, 2005 5 .........    (1.41)%      75%         $ 21,870
January 1, 2004 to December 31, 2004 .......    11.32%      190%         $ 24,257
January 1, 2003 to December 31, 2003 .......    23.66%      148%         $ 35,372
September 30, 2002 6 to December 31, 2002 ..     7.38%       36%         $    107

U.S. VALUE FUND
-------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ............    14.04%       17%         $  2,893
August 1, 2005 to July 31, 2006 ............     5.49%       43%         $  2,741
January 1, 2005 to July 31, 2005 5 .........     2.38%       14%         $  5,250
January 1, 2004 to December 31, 2004 .......    14.08%       47%         $  5,264
January 1, 2003 to December 31, 2003 .......    30.48%       53%         $  4,752
January 1, 2002 to December 31, 2002 .......   (16.34)%      90%         $  2,524

84  Wells Fargo Advantage Large Cap Stock Funds             Financial Highlights

                                            Beginning                  Net Realized   Distributions
                                            Net Asset       Net       and Unrealized    from Net
                                            Value Per   Investment      Gain (Loss)    Investment
                                              Share    Income (Loss)  on Investments     Income
---------------------------------------------------------------------------------------------------

U.S. VALUE FUND (continued)
---------------------------------------------------------------------------------------------------
Class B
August 1, 2006 to July 31, 2007 .........    $17.02        0.05 9          2.17          (0.07)
August 1, 2005 to July 31, 2006 .........    $18.57        0.05 9          0.71          (0.06)
January 1, 2005 to July 31, 2005 5 ......    $18.52       (0.01) 9         0.36          (0.01)
January 1, 2004 to December 31, 2004 ....    $17.64        0.07            2.21          (0.06)
January 1, 2003 to December 31, 2003 ....    $13.67        0.03            3.98          (0.04)
January 1, 2002 to December 31, 2002 ....    $17.81        0.02 9         (2.78)         (0.02)

Class C
August 1, 2006 to July 31, 2007 .........    $16.94        0.06 9          2.16          (0.07)
August 1, 2005 to July 31, 2006 .........    $18.50        0.05 9          0.70          (0.06)
January 1, 2005 to July 31, 2005 5 ......    $18.44       (0.01) 9         0.36          (0.00) 4
January 1, 2004 to December 31, 2004 ....    $17.56        0.06            2.20          (0.04)
January 1, 2003 to December 31, 2003 ....    $13.61        0.03            3.97          (0.05)
January 1, 2002 to December 31, 2002 ....    $17.82        0.02 9         (2.78)         (0.09)

Class Z
August 1, 2006 to July 31, 2007 .........    $17.28        0.18 9          2.21          (0.20)
August 1, 2005 to July 31, 2006 .........    $18.77        0.15 9          0.74          (0.13)
January 1, 2005 to July 31, 2005 5 ......    $18.68        0.07 9          0.36          (0.05)
January 1, 2004 to December 31, 2004 ....    $17.77        0.20            2.24          (0.19)
January 1, 2003 to December 31, 2003 ....    $13.74        0.15            3.99          (0.11)
January 1, 2002 to December 31, 2002 ....    $17.87        0.05 9         (2.79)         (0.03)

Administrator Class
August 1, 2006 to July 31, 2007 .........    $16.94        0.25 9          2.15          (0.26)
August 1, 2005 to July 31, 2006 .........    $18.50        0.24 9          0.70          (0.25)
January 1, 2005 to July 31, 2005 5 ......    $18.40        0.11 9          0.35          (0.07)
January 1, 2004 to December 31, 2004 ....    $17.52        0.27            2.21          (0.26)
January 1, 2003 to December 31, 2003 ....    $13.56        0.16            4.02          (0.22)
January 1, 2002 6 to December 31, 2002 ..    $17.87        0.22 9         (2.81)         (0.36)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights            Wells Fargo Advantage Large Cap Stock Funds   85

                                                             Ending     Ratio to Average Net Assets (Annualized) 1
                                           Distributions    Net Asset  ---------------------------------------------
                                              from Net      Value Per  Net Investment   Gross    Expenses     Net
                                           Realized Gains     Share     Income (Loss)  Expenses   Waived    Expenses
--------------------------------------------------------------------------------------------------------------------

U.S. VALUE FUND (continued)
--------------------------------------------------------------------------------------------------------------------
Class B
August 1, 2006 to July 31, 2007 .........      (0.52)        $18.65         0.30%        2.13%    (0.13)%     2.00%
August 1, 2005 to July 31, 2006 .........      (2.25)        $17.02         0.30%        2.12%    (0.12)%     2.00%
January 1, 2005 to July 31, 2005 5 ......      (0.29)        $18.57        (0.10)%       2.16%    (0.08)%     2.08%
January 1, 2004 to December 31, 2004 ....      (1.34)        $18.52         0.39%        2.15%    (0.05)%     2.10%
January 1, 2003 to December 31, 2003 ....       0.00         $17.64         0.21%        2.17%    (0.02)%     2.15%
January 1, 2002 to December 31, 2002 ....      (1.36)        $13.67         0.11%        2.15%    (0.02)%     2.13%

Class C
August 1, 2006 to July 31, 2007 .........      (0.52)        $18.57         0.30%        2.13%    (0.13)%     2.00%
August 1, 2005 to July 31, 2006 .........      (2.25)        $16.94         0.30%        2.12%    (0.12)%     2.00%
January 1, 2005 to July 31, 2005 5 ......      (0.29)        $18.50        (0.12)%       2.18%    (0.08)%     2.10%
January 1, 2004 to December 31, 2004 ....      (1.34)        $18.44         0.31%        2.23%    (0.06)%     2.17%
January 1, 2003 to December 31, 2003 ....       0.00         $17.56         0.18%        2.24%    (0.04)%     2.20%
January 1, 2002 to December 31, 2002 ....      (1.36)        $13.61         0.15%        2.16%    (0.01)%     2.15%

Class Z
August 1, 2006 to July 31, 2007 .........      (0.52)        $18.95         0.98%        1.55%    (0.23)%     1.32%
August 1, 2005 to July 31, 2006 .........      (2.25)        $17.28         0.82%        1.55%    (0.23)%     1.32%
January 1, 2005 to July 31, 2005 5 ......      (0.29)        $18.77         0.64%        1.48%    (0.14)%     1.34%
January 1, 2004 to December 31, 2004 ....      (1.34)        $18.68         1.16%        1.37%    (0.05)%     1.32%
January 1, 2003 to December 31, 2003 ....       0.00         $17.77         0.83%        1.58%    (0.03)%     1.55%
January 1, 2002 to December 31, 2002 ....      (1.36)        $13.74         0.34%        1.91%    (0.01)%     1.90%

Administrator Class
August 1, 2006 to July 31, 2007 .........      (0.52)        $18.56         1.38%        1.24%    (0.28)%     0.96%
August 1, 2005 to July 31, 2006 .........      (2.25)        $16.94         1.39%        1.23%    (0.27)%     0.96%
January 1, 2005 to July 31, 2005 5 ......      (0.29)        $18.50         1.01%        1.17%    (0.21)%     0.96%
January 1, 2004 to December 31, 2004 ....      (1.34)        $18.40         1.54%        1.06%    (0.11)%     0.95%
January 1, 2003 to December 31, 2003 ....       0.00         $17.52         1.32%        1.07%    (0.10)%     0.97%
January 1, 2002 6 to December 31, 2002 ..      (1.36)        $13.56         1.63%        1.11%    (0.14)%     0.97%

                                                        Portfolio   Net Assets at
                                               Total    Turnover    End of Period
                                             Return 2     Rate 3   (000's omitted)
----------------------------------------------------------------------------------

U.S. VALUE FUND (continued)
----------------------------------------------------------------------------------
Class B
August 1, 2006 to July 31, 2007 .........      13.13%      17%       $   4,035
August 1, 2005 to July 31, 2006 .........       4.72%      43%       $   4,439
January 1, 2005 to July 31, 2005 5 ......       1.95%      14%       $   6,368
January 1, 2004 to December 31, 2004 ....      13.20%      47%       $   6,369
January 1, 2003 to December 31, 2003 ....      29.37%      53%       $   4,958
January 1, 2002 to December 31, 2002 ....     (17.01)%     90%       $   3,124

Class C
August 1, 2006 to July 31, 2007 .........      13.19%      17%       $   1,827
August 1, 2005 to July 31, 2006 .........       4.68%      43%       $   2,118
January 1, 2005 to July 31, 2005 5 ......       1.95%      14%       $   3,165
January 1, 2004 to December 31, 2004 ....      13.15%      47%       $   4,294
January 1, 2003 to December 31, 2003 ....      29.42%      53%       $   4,230
January 1, 2002 to December 31, 2002 ....     (17.05)%     90%       $   1,426

Class Z
August 1, 2006 to July 31, 2007 .........      13.92%      17%       $  41,507
August 1, 2005 to July 31, 2006 .........       5.43%      43%       $  40,530
January 1, 2005 to July 31, 2005 5 ......       2.41%      14%       $ 157,495
January 1, 2004 to December 31, 2004 ....      14.11%      47%       $ 252,256
January 1, 2003 to December 31, 2003 ....      30.23%      53%       $ 158,963
January 1, 2002 to December 31, 2002 ....     (16.86)%     90%       $ 197,477

Administrator Class
August 1, 2006 to July 31, 2007 .........      14.31%      17%       $ 136,118
August 1, 2005 to July 31, 2006 .........       5.82%      43%       $ 244,103
January 1, 2005 to July 31, 2005 5 ......       2.56%      14%       $ 204,133
January 1, 2004 to December 31, 2004 ....      14.53%      47%       $  91,940
January 1, 2003 to December 31, 2003 ....      31.03%      53%       $  87,368
January 1, 2002 6 to December 31, 2002 ..     (15.98)%     90%       $  11,220

86  Wells Fargo Advantage Large Cap Stock Funds    Notes to Financial Highlights

--------------------------------------------------------------------------------

 1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

 2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

 3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 4    Amount calculated is less than $0.005.

 5    In 2005, the Fund changed its fiscal year end from December 31 to July 31.

 6    Commencement of operations.

 7    In 2005, the Fund changed its fiscal year end from September 30 to July
      31.

 8 In 2002, the Fund changed its fiscal year end from September 30 to December 31.

 9    Calculated based upon average shares outstanding.

10 Effective December 1, 2005, the expense cap for Equity Index Fund - Class A changed from 0.64% to 0.62%. The blended expense cap as of July 31, 2006 is 0.63%.

11 Effective December 1, 2005, the expense cap for Equity Index Fund - Class B changed from 1.39% to 1.37%. The blended expense cap as of July 31, 2006 is 1.38%.

Notes to Financial Statements    Wells Fargo Advantage Large Cap Stock Funds  87

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at July 31, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Large Company Core Fund, and U.S. Value Fund. Each Fund in this report, except for the Endeavor Select Fund, is a diversified series of the Trust. The Endeavor Select Fund is a non-diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities

88  Wells Fargo Advantage Large Cap Stock Funds    Notes to Financial Statements

markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security is accurate. Such fair value pricing may result in net asset values that are higher or lower than what these net asset values would have been based on the closing price or latest quoted bid price.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the U.S. Value Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At July 31, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

------------------------------------------------------------------------------------------------------
                                              Undistributed Net    Undistributed Net
   FUND                                       Investment Income   Realized Gain/Loss   Paid-in Capital
------------------------------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                         $233,859           $(233,859)          $       0
------------------------------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND                             445,504                   0            (445,504)
------------------------------------------------------------------------------------------------------
   EQUITY INDEX FUND                                (65,734)             65,734                   0
------------------------------------------------------------------------------------------------------

Notes to Financial Statements    Wells Fargo Advantage Large Cap Stock Funds  89

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at July 31, 2007.

FUTURES CONTRACTS

The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. As of July 31, 2007, the following Fund held future contracts:

---------------------------------------------------------------------------------------------------
                                                                         Notional    Net Unrealized
                                                                         Contract    Appreciation/
   FUND                         Contracts     Type    Expiration Date     Amount     (Depreciation)
---------------------------------------------------------------------------------------------------
   EQUITY INDEX FUND             4 Long     S&P 500    September 2007   $1,525,050      $(63,150)
                                 3 Long     S&P 500    September 2007    1,157,400       (60,975)
                                 1 Long     S&P 500    September 2007      380,000       (14,525)
---------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from

90  Wells Fargo Advantage Large Cap Stock Funds    Notes to Financial Statements

securities lending are that the invested collateral may decline in value, the borrower may not provide additional collateral when required or that the borrower may not return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities (reduced to 25%, effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at July 31, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

------------------------------------------------------------------------------------------------------------------------------
                                                              Advisory                                           Subadvisory
                                                             Fees (% of                                          Fees (% of
                                         Average Daily     Average Daily                      Average Daily     Average Daily
   FUND                                   Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND            First $500 million      0.750        Wells Capital   First $100 million        0.350
                                       Next $500 million      0.700          Management     Next $100 million        0.300
                                         Next $2 billion      0.650                         Next $300 million        0.200
                                         Next $2 billion      0.625                         Over $500 million        0.150
                                         Over $5 billion      0.600
------------------------------------------------------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND               First $500 million      0.750        Wells Capital   First $100 million        0.350
                                       Next $500 million      0.700          Management     Next $100 million        0.300
                                         Next $2 billion      0.650                         Next $300 million        0.200
                                         Next $2 billion      0.625                         Over $500 million        0.150
                                         Over $5 billion      0.600
------------------------------------------------------------------------------------------------------------------------------
   EQUITY INDEX FUND                    First $1 billion      0.100        Wells Capital   First $100 million        0.050
                                         Next $4 billion      0.075          Management     Next $100 million        0.030
                                         Over $5 billion      0.050                         Over $200 million        0.020
------------------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND            First $500 million      0.750         Matrix Asset    First $50 million        0.200
                                       Next $500 million      0.700           Advisors       Over $50 million        0.160
                                         Next $2 billion      0.650
                                         Next $2 billion      0.625
                                         Over $5 billion      0.600
------------------------------------------------------------------------------------------------------------------------------
   U.S. VALUE FUND                    First $500 million      0.750        Wells Capital   First $100 million        0.350
                                       Next $500 million      0.700          Management     Next $100 million        0.300
                                         Next $2 billion      0.650                         Next $300 million        0.200
                                         Next $2 billion      0.625                         Over $500 million        0.150
                                         Over $5 billion      0.600
------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

Notes to Financial Statements    Wells Fargo Advantage Large Cap Stock Funds  91

--------------------------------------------------------------------------------
                                                             Administration Fees
                                           Average Daily        (% of Average
                                             Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------
   Fund Level                             First $5 billion          0.05
                                           Next $5 billion          0.04
                                          Over $10 billion          0.03
--------------------------------------------------------------------------------
   Class A, Class B and Class C 1         All asset levels          0.28
--------------------------------------------------------------------------------
   Class Z 1                              All asset levels          0.45
--------------------------------------------------------------------------------
   Administrator Class                    All asset levels          0.10
--------------------------------------------------------------------------------
   Institutional Class                    All asset levels          0.08
--------------------------------------------------------------------------------

1 The class-level administration fee is reduced by 0.05% for the Class A, Class B, Class C and Class Z shares of the U.S. Value Fund.

The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
   All Large Cap Stock Funds                                          0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                 % of Average
   SHARE CLASS                                                  Daily Net Assets
--------------------------------------------------------------------------------
   Class A, Class B, Class C, Class Z and Administrator Class         0.25
--------------------------------------------------------------------------------

For the year ended July 31, 2007, for the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Large Company Core Fund, and U.S. Value Fund, shareholder servicing fees paid were as follows:

--------------------------------------------------------------------------------------------------
   FUND                                     Class A   Class B   Class C    Class Z   Administrator
--------------------------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                 $102,433   $ 7,591   $ 4,133         NA           NA
--------------------------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND                     390,698    28,730    20,767         NA     $221,106
--------------------------------------------------------------------------------------------------
   EQUITY INDEX FUND                        871,753    71,866        NA         NA           NA
--------------------------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                   37,655    11,236     7,093   $ 83,854       14,244
--------------------------------------------------------------------------------------------------
   U.S. VALUE FUND                            7,528    11,269     5,127    106,844      471,284
--------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended July 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

92  Wells Fargo Advantage Large Cap Stock Funds    Notes to Financial Statements

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended July 31, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended July 31, 2007, were as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                    Net Operating Expense Ratios
                                                                    ----------------------------
   FUND                                        Class A   Class B   Class C   Class Z   Administrator   Institutional
--------------------------------------------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                      1.25%     2.00%     2.00%       NA           NA             NA
--------------------------------------------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND                         1.25%     2.00%     2.00%       NA         1.00%          0.80%
--------------------------------------------------------------------------------------------------------------------
   EQUITY INDEX FUND                            0.62%     1.37%       NA        NA           NA             NA
--------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                      1.25%     2.00%     2.00%     1.42%        0.95%            NA
--------------------------------------------------------------------------------------------------------------------
   U.S. VALUE FUND                              1.25%     2.00%     2.00%     1.32%        0.96%            NA
--------------------------------------------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended July 31, 2007, were as follows:

--------------------------------------------------------------------------------
   FUND                                       Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                     $   49,242,632     $ 51,579,600
--------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND                         1,413,715,482      950,423,547
--------------------------------------------------------------------------------
   EQUITY INDEX FUND                               13,687,926       62,654,977
--------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                         19,940,321       54,426,184
--------------------------------------------------------------------------------
   U.S. VALUE FUND                                 37,712,825      170,892,908
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving credit agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended July 31, 2007, there were no borrowings by any of the Large Cap Stock Funds under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the years ended July 31, 2007, and July 31, 2006, was as follows:

------------------------------------------------------------------------------------------------------------------
                                                           Ordinary      Long-term    Dividends Paid
                                                            Income     Capital Gain   on Redemption       Total
   FUND                                                      2007          2007            2007            2007
------------------------------------------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                                $  285,037   $    757,018         $0         $ 1,042,055
------------------------------------------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND                                            0         42,990          0              42,990
------------------------------------------------------------------------------------------------------------------
   EQUITY INDEX FUND                                       4,780,434     38,664,488          0          43,444,922
------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                                   145,824        804,650          0             950,474
------------------------------------------------------------------------------------------------------------------
   U.S. VALUE FUND                                         7,821,835      4,256,745          0          12,078,580
------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements    Wells Fargo Advantage Large Cap Stock Funds  93

------------------------------------------------------------------------------------------------------------------
                                                           Ordinary     Long-term     Dividends Paid
                                                            Income     Capital Gain   on Redemption       Total
   FUND                                                      2006          2006            2006            2006
------------------------------------------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                                $1,420,806   $  4,864,775      $615,106      $ 6,900,687
------------------------------------------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND                                       97,839      3,620,663             0        3,718,502
------------------------------------------------------------------------------------------------------------------
   EQUITY INDEX FUND                                       4,627,481     32,700,833             0       37,328,314
------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                                 1,075,333      1,255,564             0        2,330,897
------------------------------------------------------------------------------------------------------------------
   U.S. VALUE FUND                                         7,627,532     29,696,220             0       37,323,752
------------------------------------------------------------------------------------------------------------------

As of July 31, 2007, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of loses on wash sales and cost basis adjustments related to premium amortization (only to funds that have elected not to amortize premium for tax purposes).

---------------------------------------------------------------------------------------------------------------------------
                                              Undistributed   Undistributed     Unrealized
                                                 Ordinary       Long-Term      Appreciation    Capital Loss
   FUND                                           Income           Gain       (Depreciation)   Carryforward*      Total
---------------------------------------------------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                     $1,084,498      $ 2,270,699     $  4,943,107          $0       $   8,298,304
---------------------------------------------------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND                                 0       15,490,406      135,694,711           0         151,185,117
---------------------------------------------------------------------------------------------------------------------------
   EQUITY INDEX FUND                            2,715,139       23,992,931      170,379,514           0         197,087,584
---------------------------------------------------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                      2,209,120        6,985,175        3,528,783           0          12,723,078
---------------------------------------------------------------------------------------------------------------------------
   U.S. VALUE FUND                                214,770       25,282,749       41,802,429           0          67,299,948
---------------------------------------------------------------------------------------------------------------------------

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlement, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes."This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of July 31, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

94  Wells Fargo Advantage Large Cap Stock Funds    Notes to Financial Statements

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Report of Independent Registered Public Accounting Firm

                                 Wells Fargo Advantage Large Cap Stock Funds  95

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Large Company Core Fund, and U.S. Value Fund, (collectively, the "Funds"), five of the Funds constituting the Wells Fargo Funds Trust, as of July 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights of the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund and U.S. Value Fund for each of the years or periods in the four year period then ended, and the Equity Index Fund for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Endeavor Large Cap Fund, Endeavor Select Fund, Large Company Core Fund, and U.S. Value Fund for the years or periods ended December 31, 2003 and prior, were audited by other auditors. Those auditors expressed unqualified opinions on those financial highlights in their reports dated February 3, 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of July 31, 2007, and the results of their operations, changes in their net assets, and their financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ KPMG LLP

Philadelphia, Pennsylvania
September 25, 2007

96  Wells Fargo Advantage Large Cap Stock Funds                Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate the amounts listed below as a long-term capital gain distribution for the year ended Juy 31, 2007:

--------------------------------------------------------------------------------
                                                             Capital Gain
   FUND                                                        Dividend
--------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                                   $    757,018
--------------------------------------------------------------------------------
   ENDEAVOR SELECT FUND                                            42,990
--------------------------------------------------------------------------------
   EQUITY INDEX FUND                                           38,664,488
--------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                                        804,650
--------------------------------------------------------------------------------
   U.S. VALUE FUND                                              4,256,745
--------------------------------------------------------------------------------

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended July 31, 2007 as qualifying for the corporate dividends-received deduction:

--------------------------------------------------------------------------------
                                                          Dividend-Received
                                                           Deduction (% of
   FUND                                               ordinary income dividends)
--------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                                       17.75
--------------------------------------------------------------------------------
   EQUITY INDEX FUND                                            100.00
--------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                                      100.00
--------------------------------------------------------------------------------
   U.S. VALUE FUND                                               68.72
--------------------------------------------------------------------------------

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts fo their income dividends paid during the year ended July 31, 2007 as qualified dividend income(QDI):

--------------------------------------------------------------------------------
   FUND                                                          QDI
--------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                                   $     52,344
--------------------------------------------------------------------------------
   EQUITY INDEX FUND                                            4,780,434
--------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                                        145,821
--------------------------------------------------------------------------------
   U.S. VALUE FUND                                              5,692,585
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Funds listed below designate the following amounts as short-term capital gains dividends:

--------------------------------------------------------------------------------
                                                          Short-Term Capital
   FUND                                                    Gains Dividends
--------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                                   $    285,037
--------------------------------------------------------------------------------
   EQUITY INDEX FUND                                               71,628
--------------------------------------------------------------------------------
   U.S. VALUE FUND                                              4,451,403
--------------------------------------------------------------------------------

Other Information                Wells Fargo Advantage Large Cap Stock Funds  97

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Fund listed below designate the following amounts as interest-related dividends:

--------------------------------------------------------------------------------
                                                           Interest-Related
   Fund                                                       Dividends
--------------------------------------------------------------------------------
   EQUITY INDEX FUND                                         $     79,443
--------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                                          3,268
--------------------------------------------------------------------------------
   U.S. VALUE FUND                                                525,446
--------------------------------------------------------------------------------

98  Wells Fargo Advantage Large Cap Stock Funds                Other Information

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                        Position held and
   Name and Age         length of service 2        Principal occupations during past five years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
   Thomas S. Goho       Trustee, since 1987        Education Consultant to the Director of the Institute for     None
   64                                              Executive Education of the Babcock Graduate School of
                                                   Management of Wake Forest University. Prior thereto, the
                                                   Thomas Goho Chair of Finance of Wake Forest University,
                                                   Calloway School of Business and Accountancy, from 2006-2007 and Associate Professor of Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
   Peter G. Gordon      Trustee, since 1998        Chairman, CEO and Co-Founder of Crystal Geyser Water Company  None
   64                   (Chairman since 2005)      and President of Crystal Geyser Roxane Water Company.
                        (Lead Trustee since 2001)
------------------------------------------------------------------------------------------------------------------------------------
   Richard M. Leach     Trustee, since 1987        Retired. Prior thereto, President of Richard M. Leach         None
   74                                              Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
   Olivia S. Mitchell   Trustee, since 2006        Professor of Insurance and Risk Management, Wharton School,   None
   54                                              University of Pennsylvania. Director of the Boettner Center
                                                   on Pensions and Retirement Research. Research Associate and
                                                   Board Member, Penn Aging Research Center. Research
                                                   Associate, National Bureau of Economic Research.
------------------------------------------------------------------------------------------------------------------------------------
   Timothy J. Penny     Trustee, since 1996        Senior Counselor to the public relations firm of              None
   55                                              Himle-Horner and Senior Fellow at the Humphrey Institute,
                                                   Minneapolis, Minnesota (a public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
   Donald C. Willeke    Trustee, since 1996        Principal of the law firm of Willeke & Daniels.               None
   67
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                        Position held and
   Name and Age         length of service 2        Principal occupations during past five years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
   J. Tucker Morse      Trustee, since 1987        Private Investor/Real Estate Developer. Prior thereto,        None
   62                                              Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

Other Information                Wells Fargo Advantage Large Cap Stock Funds  99

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                        Position held and
   Name and Age         length of service 2        Principal occupations during past five years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
   Karla M. Rabusch     President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and        None
   48                                              President of Wells Fargo Funds Management, LLC since 2003.
                                                   Senior Vice President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
   C. David Messman     Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds      None
   47                   Chief Legal Counsel        Management, LLC since 2001. Vice President and Managing
                        since 2003                 Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
   Stephen W.Leonhardt  Treasurer, since 2007      Vice President and Manager of Fund Accounting, Reporting and  None
   48                                              Tax for Wells Fargo Funds Management, LLC since 2007. From
                                                   2002 to 2004, Controller for Sungard Transaction Networks.
                                                   Chief Operating Officer for UMB Fund Services, Inc. from
                                                   2004 to 2005. Director of Fund Administration and SEC
                                                   Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
   Dorothy A. Peters    Chief Compliance Officer,  Chief Compliance Officer and Senior Vice President of Wells   None
   45                   since 2004                 Fargo Funds Management, LLC since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of July 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

100  Wells Fargo Advantage Large Cap Stock Funds              Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

ENDEAVOR LARGE CAP FUND, ENDEAVOR SELECT FUND, EQUITY INDEX FUND,
LARGE COMPANY CORE FUND AND U.S. VALUE FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Large Company Core Fund and U.S. Value Fund (the "Funds");
(ii) an investment sub-advisory agreement with Wells Capital Management for the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund and U.S. Value Fund; and (iii) an investment sub-advisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the Large Company Core Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management and Matrix (the "Sub-Advisers"), are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the

Other Information               Wells Fargo Advantage Large Cap Stock Funds  101

median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of the Endeavor Large Cap Fund, Equity Index Fund, and U.S. Value Fund was better than, or not appreciably below, the median performance of each Fund's Peer Group for all time periods. The Board noted that the performance of the Endeavor Select Fund and Large Company Core Fund was lower than the median performance of the Fund's Peer Group for the short term and the long term, respectively, and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Endeavor Large Cap Fund and Large Company Core Fund. The Board noted that the Large Company Core Fund, while underperforming over the three- and five-year periods, had significantly improved its performance over the one year period, placing it in the first quintile of its Peer Group. The Board requested continued reports on the performance of the Endeavor Select Fund and Large Company Core Fund.

The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that each Fund's net operating expense ratios were lower than, equal to, or not appreciably higher than, its respective Peer Group's median net operating expense ratios. The Board also considered and noted Funds Management's recommendation to reduce the net operating expense ratio of the Large Company Core Fund in coming to its conclusion.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group and certain advisory fee reductions proposed by Funds Management. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each respective Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved (as applicable) Funds Management's recommendation to reduce and increase the administration fees for certain Funds in coming to its conclusion.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

102  Wells Fargo Advantage Large Cap Stock Funds               Other Information

The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund and U.S. Value Fund was not a material factor in determining whether to renew the agreements. The Board did not consider profitability information with respect to Matrix, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Matrix had been negotiated by Funds Management on an arm's length basis and that Matrix's separate profitability from its relationship with the Large Company Core Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and the Sub-Advisers at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Other Information               Wells Fargo Advantage Large Cap Stock Funds  103

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

104  Wells Fargo Advantage Large Cap Stock Funds           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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

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

         ----------------
[LOGO]   WELLS  ADVANTAGE
         FARGO  FUNDS
         ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors:1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones"and "Dow Jones Target Date Indexes"are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo    www.wellsfargo.com/advantage funds          106095 09-07
Funds Management,                                              ALGLD/AR120 07-07
LLC. All rights reserved.

                                                            --------------------
                                                     [LOGO] WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            --------------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]  Annual Report
                   July 31, 2007
--------------------------------------------------------------------------------

                   WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                   o     WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

                   o     WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

                   o     WELLS FARGO ADVANTAGE GROWTH FUND

                   o     WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

                   o     WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

                   o     WELLS FARGO ADVANTAGE VALUE FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for eDelivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ..................................................     2

PERFORMANCE HIGHLIGHTS
Capital Growth Fund .....................................................     4
Dividend Income Fund ....................................................     8
Growth Fund .............................................................    12
Growth and Income Fund ..................................................    16
Large Cap Growth Fund ...................................................    22
Value Fund ..............................................................    26

FUND EXPENSES ...........................................................    30

PORTFOLIO OF INVESTMENTS
Capital Growth Fund .....................................................    33
Dividend Income Fund ....................................................    39
Growth Fund .............................................................    45
Growth and Income Fund ..................................................    53
Large Cap Growth Fund ...................................................    58
Value Fund ..............................................................    65

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................    72
Statements of Operations ................................................    74
Statements of Changes in Net Assets .....................................    76
Financial Highlights ....................................................    84
Notes to Financial Highlights ...........................................    90

NOTES TO FINANCIAL STATEMENTS ...........................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................    98

OTHER INFORMATION .......................................................    99

LIST OF ABBREVIATIONS ...................................................   106

--------------------------------------------------------------------------------

The views expressed are as of July 31, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS.

             -------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -------------------------------------------------------

-----------------
[GRAPHIC OMITTED]
-----------------

WELLS FARGO
   INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $135 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JULY 31, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Liquidity Reserve Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE ANNUAL REPORT.

2  Wells Fargo Advantage Large Cap Stock Funds            Letter to Shareholders

   [PHOTO OMITTED]

   KARLA M. RABUSCH,
   President
   WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
OUR GOAL IS TO OFFER YOU A HIGH-LEVEL OVERVIEW OF HOW EACH FUND PERFORMED FOLLOWED BY A DISCUSSION OF THE DETAILS THAT AFFECTED FUND PERFORMANCE, CHANGES MADE TO THE FUND, AND THE PORTFOLIO MANAGER'S OUTLOOK FOR THE FUND.
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

You may have noticed that your annual report for the 12-month period that ended July 31, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights" at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how each Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. I will continue to provide you with a general overview of the economy and a more specific overview of the particular asset class that is represented in each report. We hope that you find these improvements helpful and informative.

INVESTMENT REVIEW

In early August 2006, shortly before the last annual report that we sent to you, the Fed stopped raising the federal funds interest rate after increasing it by 25 basis points 17 consecutive times (100 basis points equals 1%). This stabilization of interest rates combined with real Gross Domestic Product growth that averaged between 2% and 3% during the period provided a positive environment for stocks. At the same time, growing uncertainty in the housing market and the impact of subprime mortgages defaulting led to periods of significant market volatility.

For the entire 12-month period, mid cap stocks were the best performers, followed by small cap stocks, and then large cap stocks. In terms of leadership rotation, small cap stocks dominated early in the period, then mid cap stocks took the lead, and finally large cap stocks were ahead by the end of the 12-month period. During this rotation, uncertainty and volatility increased.

PERFORMANCE RESULTS

Looking more closely at large cap stocks, growth stocks outpaced large-cap value stocks by about six percentage points, as measured by the Russell 1000(R) Growth Index1 and the Russell 1000 Value Index 2. This took place in an environment where corporate earnings were strong and valuation for large-cap growth stocks was favorable. During July, the closing month of this 12-month period, we started to see some decline in liquidity and in corporate earnings, especially in areas more negatively impacted by the struggling housing market. Nevertheless, we are pleased to report that the Wells Fargo Advantage Large Cap Stock Funds delivered positive returns for shareholders.

Letter to Shareholders            Wells Fargo Advantage Large Cap Stock Funds  3

A FINAL WORD

Many variables are at work in the market. Inflation continues to be a potential risk and the full effect of the struggling subprime mortgage market is still unknown. Fluctuating energy prices and ongoing geopolitical tension continues to put pressure on consumers and businesses alike. In contrast, stronger than expected domestic and global growth offers some balance to the overall economic picture. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help reduce them and help keep you on track for creating the financial plan that you want.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or call us directly at 1-800-222-8222.

--------------------------------------------------------------------------------
EXPERIENCE TELLS US THAT STRICT ADHERENCE TO TIME-TESTED STRATEGIES HAS ITS REWARDS. AS A WHOLE, WELLS FARGO ADVANTAGE FUNDS REPRESENT INVESTMENTS ACROSS A RANGE OF ASSET CLASSES AND INVESTMENT STYLES, GIVING YOU AN OPPORTUNITY TO CREATE A DIVERSIFIED INVESTMENT PORTFOLIO.
--------------------------------------------------------------------------------

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

1 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

2 Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

4  Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (The Fund) Seeks Long-term Capital Appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

November 3, 1997

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2007

--------------------------------------------------------------------------------
   CAPITAL GROWTH FUND                                               1 YEAR
--------------------------------------------------------------------------------
   Investor Class                                                    18.63%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
     Russell 1000 Growth Index 1                                     19.47%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.42% AND 1.55%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2007, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. EFFECTIVE DECEMBER 1, 2007 THROUGH NOVEMBER 30, 2008, THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO OF 1.37% FOR THE INVESTOR CLASS. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENTS 2
   (AS OF JULY 31,2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  WELLS FARGO ADVANTAGE CAPITAL        WELLS FARGO ADVANTAGE CAPITAL
                     GROWTH FUND - Class A             GROWTH FUND - Investor Class          Russell 1000 Growth Index
 11/3/1997                   $  9,425                              $ 10,000                            $  10,000
11/30/1997                   $  9,360                              $  9,940                            $  10,425
12/31/1997                   $  9,506                              $ 10,106                            $  10,542
 1/31/1998                   $  9,591                              $ 10,197                            $  10,857
 2/28/1998                   $ 10,233                              $ 10,879                            $  11,673
 3/31/1998                   $ 10,496                              $ 11,158                            $  12,139
 4/30/1998                   $ 10,847                              $ 11,532                            $  12,307
 5/31/1998                   $ 10,676                              $ 11,350                            $  11,958
 6/30/1998                   $ 10,561                              $ 11,227                            $  12,690
 7/31/1998                   $ 10,303                              $ 10,954                            $  12,606
 8/31/1998                   $  9,130                              $  9,706                            $  10,714
 9/30/1998                   $  9,397                              $  9,990                            $  11,537
10/31/1998                   $  9,924                              $ 10,550                            $  12,464
11/30/1998                   $ 10,499                              $ 11,162                            $  13,412
12/31/1998                   $ 10,916                              $ 11,605                            $  14,622
 1/31/1999                   $ 11,407                              $ 12,127                            $  15,480
 2/28/1999                   $ 11,301                              $ 12,014                            $  14,773
 3/31/1999                   $ 12,022                              $ 12,781                            $  15,551
 4/30/1999                   $ 12,604                              $ 13,399                            $  15,571
 5/31/1999                   $ 12,235                              $ 13,008                            $  15,093
 6/30/1999                   $ 12,972                              $ 13,791                            $  16,150
 7/31/1999                   $ 12,894                              $ 13,709                            $  15,637
 8/31/1999                   $ 12,953                              $ 13,770                            $  15,892
 9/30/1999                   $ 12,777                              $ 13,584                            $  15,558
10/31/1999                   $ 13,595                              $ 14,453                            $  16,733
11/30/1999                   $ 14,413                              $ 15,323                            $  17,636
12/31/1999                   $ 16,608                              $ 17,657                            $  19,470
 1/31/2000                   $ 16,757                              $ 17,815                            $  18,557
 2/29/2000                   $ 18,038                              $ 19,177                            $  19,464
 3/31/2000                   $ 18,520                              $ 19,689                            $  20,858
 4/30/2000                   $ 17,478                              $ 18,581                            $  19,865
 5/31/2000                   $ 16,877                              $ 17,942                            $  18,865
 6/30/2000                   $ 18,139                              $ 19,285                            $  20,294
 7/31/2000                   $ 17,528                              $ 18,635                            $  19,448
 8/31/2000                   $ 19,813                              $ 21,064                            $  21,209
 9/30/2000                   $ 19,252                              $ 20,467                            $  19,203
10/31/2000                   $ 18,126                              $ 19,270                            $  18,294
11/30/2000                   $ 15,854                              $ 16,855                            $  15,598
12/31/2000                   $ 17,164                              $ 18,248                            $  15,104
 1/31/2001                   $ 17,795                              $ 18,918                            $  16,148
 2/28/2001                   $ 16,304                              $ 17,333                            $  13,406
 3/31/2001                   $ 15,574                              $ 16,557                            $  11,947
 4/30/2001                   $ 16,715                              $ 17,771                            $  13,458
 5/31/2001                   $ 16,681                              $ 17,734                            $  13,260
 6/30/2001                   $ 15,888                              $ 16,891                            $  12,953
 7/31/2001                   $ 15,633                              $ 16,620                            $  12,630
 8/31/2001                   $ 15,192                              $ 16,152                            $  11,597
 9/30/2001                   $ 14,204                              $ 15,101                            $  10,439
10/31/2001                   $ 14,659                              $ 15,585                            $  10,987
11/30/2001                   $ 15,278                              $ 16,243                            $  12,042
12/31/2001                   $ 15,623                              $ 16,610                            $  12,019
 1/31/2002                   $ 15,283                              $ 16,248                            $  11,807
 2/28/2002                   $ 15,107                              $ 16,061                            $  11,317
 3/31/2002                   $ 15,674                              $ 16,664                            $  11,709
 4/30/2002                   $ 15,379                              $ 16,350                            $  10,753
 5/31/2002                   $ 14,729                              $ 15,659                            $  10,493
 6/30/2002                   $ 13,608                              $ 14,467                            $   9,522
 7/31/2002                   $ 13,132                              $ 13,961                            $   8,999
 8/31/2002                   $ 13,204                              $ 14,037                            $   9,026
 9/30/2002                   $ 12,260                              $ 13,034                            $   8,089
10/31/2002                   $ 13,217                              $ 14,051                            $   8,831
11/30/2002                   $ 13,695                              $ 14,560                            $   9,311
12/31/2002                   $ 12,797                              $ 13,605                            $   8,668
 1/31/2003                   $ 12,473                              $ 13,260                            $   8,458
 2/28/2003                   $ 12,329                              $ 13,107                            $   8,419
 3/31/2003                   $ 12,662                              $ 13,461                            $   8,575
 4/30/2003                   $ 13,623                              $ 14,483                            $   9,209
 5/31/2003                   $ 14,211                              $ 15,109                            $   9,669
 6/30/2003                   $ 14,367                              $ 15,275                            $   9,802
 7/31/2003                   $ 14,752                              $ 15,683                            $  10,046
 8/31/2003                   $ 14,980                              $ 15,926                            $  10,296
 9/30/2003                   $ 14,728                              $ 15,658                            $  10,186
10/31/2003                   $ 15,569                              $ 16,552                            $  10,758
11/30/2003                   $ 15,677                              $ 16,667                            $  10,871
12/31/2003                   $ 16,049                              $ 17,063                            $  11,247
 1/31/2004                   $ 16,446                              $ 17,484                            $  11,476
 2/29/2004                   $ 16,638                              $ 17,688                            $  11,549
 3/31/2004                   $ 16,518                              $ 17,561                            $  11,335
 4/30/2004                   $ 16,410                              $ 17,446                            $  11,203
 5/31/2004                   $ 16,926                              $ 17,995                            $  11,412
 6/30/2004                   $ 17,203                              $ 18,289                            $  11,555
 7/31/2004                   $ 16,422                              $ 17,459                            $  10,901
 8/31/2004                   $ 16,121                              $ 17,139                            $  10,847
 9/30/2004                   $ 17,034                              $ 18,110                            $  10,951
10/31/2004                   $ 17,455                              $ 18,557                            $  11,121
11/30/2004                   $ 18,332                              $ 19,489                            $  11,504
12/31/2004                   $ 18,860                              $ 20,051                            $  11,955
 1/31/2005                   $ 18,104                              $ 19,247                            $  11,556
 2/28/2005                   $ 18,176                              $ 19,323                            $  11,679
 3/31/2005                   $ 18,033                              $ 19,172                            $  11,467
 4/30/2005                   $ 17,600                              $ 18,711                            $  11,248
 5/31/2005                   $ 18,754                              $ 19,938                            $  11,792
 6/30/2005                   $ 19,019                              $ 20,220                            $  11,749
 7/31/2005                   $ 19,860                              $ 21,114                            $  12,323
 8/31/2005                   $ 19,740                              $ 20,986                            $  12,165
 9/30/2005                   $ 20,173                              $ 21,447                            $  12,220
10/31/2005                   $ 19,680                              $ 20,923                            $  12,102
11/30/2005                   $ 20,570                              $ 21,868                            $  12,624
12/31/2005                   $ 20,641                              $ 21,944                            $  12,584
 1/31/2006                   $ 21,271                              $ 22,614                            $  12,806
 2/28/2006                   $ 20,826                              $ 22,141                            $  12,786
 3/31/2006                   $ 20,987                              $ 22,312                            $  12,974
 4/30/2006                   $ 21,160                              $ 22,496                            $  12,957
 5/31/2006                   $ 20,035                              $ 21,300                            $  12,517
 6/30/2006                   $ 20,010                              $ 21,274                            $  12,468
 7/31/2006                   $ 19,541                              $ 20,775                            $  12,231
 8/31/2006                   $ 19,899                              $ 21,156                            $  12,612
 9/30/2006                   $ 20,530                              $ 21,826                            $  12,959
10/31/2006                   $ 21,111                              $ 22,443                            $  13,414
11/30/2006                   $ 21,654                              $ 23,022                            $  13,681
12/31/2006                   $ 21,541                              $ 22,901                            $  13,727
 1/31/2007                   $ 22,175                              $ 23,575                            $  14,080
 2/28/2007                   $ 21,815                              $ 23,192                            $  13,815
 3/31/2007                   $ 22,126                              $ 23,523                            $  13,890
 4/30/2007                   $ 22,772                              $ 24,210                            $  14,544
 5/31/2007                   $ 23,766                              $ 25,267                            $  15,067
 6/30/2007                   $ 23,406                              $ 24,884                            $  14,843
 7/31/2007                   $ 23,182                              $ 24,646                            $  14,613

--------------------------------------------------------------------------------

1 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND Class A and Investor Class shares for the life of the Fund with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds  5

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's solid performance lagged its growth benchmark by less than one percentage point for the period.

o The Fund failed to keep pace with the strong returns generated by benchmark holdings in the materials and financial sectors.

o We remain focused on finding stocks with unique business models and management teams that deliver strong returns on capital.

ROBUST GLOBAL ECONOMIC GROWTH AND STRONGER THAN EXPECTED
U.S. CORPORATE EARNINGS PROPELLED THE S&P 500 INDEX TO RECORD HIGHS.

Higher food and energy prices, combined with weakness in the housing market, increased market volatility, and prospects that the Fed would not lower the federal funds rate in 2007, did not deter the S&P 500 Index from hitting record highs during the period. Strength was also reflected in the volume of mergers and acquisitions, which set a record in the United States by topping $1 trillion for the first half of 2007. Furthermore, merger activity was even stronger in Europe. As resilient growth in the United States and abroad became more apparent, interest rates moved higher in June 2007. This move in rates dampened equity returns as investors were left to determine how high interest rates would go and the ultimate impact on equity valuations and company fundamentals.

The Fund failed to keep pace with the strong returns generated by benchmark holdings in the materials and financial sectors. Within the materials sector Newmont Mining Corporation detracted from Fund performance during the period. We eliminated our position due to rising costs and lower than expected production from the mines. Regarding the financial sector, we continued to be underweighted given the deteriorating credit market and flat yield curve.

--------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (7%)
Consumer Staples                                                           (9%)
Energy                                                                     (8%)
Financials                                                                 (9%)
Health Care                                                               (16%)
Industrials                                                               (15%)
Information Technology                                                    (28%)
Materials                                                                  (2%)
Telecommunication Services                                                 (6%)

Conversely, the Fund posted solid gains within the telecommunications and industrial sectors. Wireless telecommunication holdings continued a long run of strong performance. NII Holdings, Inc., a top holding in the portfolio for several years, sustained its pace of rapid subscriber growth in Latin America as businesses rushed to catch up with the rest of the world's use of wireless technology. Within industrials, a solid performer was Precision Castparts Corp. as it benefited from the commercial aircraft upgrade cycle.

--------------------------------------------------------------------------------

3 Sector distribution and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and portfolio holdings.

6  Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   Google Incorporated Class A                                            3.49%
--------------------------------------------------------------------------------
   Transocean Incorporated                                                3.45%
--------------------------------------------------------------------------------
   Adobe Systems Incorporated                                             3.27%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                             3.06%
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                              3.01%
--------------------------------------------------------------------------------
   CVS Caremark Corporation                                               2.84%
--------------------------------------------------------------------------------
   Boeing Company                                                         2.51%
--------------------------------------------------------------------------------
   Cognizant Technology Solutions Corporation Class A                     2.50%
--------------------------------------------------------------------------------
   Gilead Sciences Incorporated                                           2.49%
--------------------------------------------------------------------------------
   Deere & Company                                                        2.46%
--------------------------------------------------------------------------------

Furthermore, Precision Castparts continued to enhance its product offering for the new wide-body aircraft and expanded margins in nonaerospace divisions.

THROUGHOUT THE PERIOD, OUR FUNDAMENTAL APPROACH TO RESEARCH LED OUR DECISION-MAKING PROCESS.

Specifically, we initiated a position within American Movil. This firm has dominant market share among consumer wireless providers in Latin America. The company is the fifth largest mobile operator in the world and we anticipate continued rapid subscriber growth in the future. In addition, we initiated a position in McDermott International, Inc. This industrial conglomerate has positioned itself at the center of several powerful global growth trends, most notably clean energy extraction, alternative energy exploration, and infrastructure construction in fast-growing economies around the world.

WE WILL CONTINUE TO FOCUS ON EARNINGS GROWTH IN THE FUTURE.

Looking ahead to the balance of the year, we believe that corporate earnings growth may take center stage. As companies provide profit reports, we believe that they will be reporting decelerating operating earnings. This sort of broad slowdown in corporate earnings can direct the spotlight on sustainable core growth companies like those held by the Fund. Along the same line of thinking, valuation continues to provide a favorable backdrop for the equity markets, particularly for growth investors where multiples are still quite reasonable. This combination of slowing earnings and attractive valuations has provided a relative advantage for growth investors.

At the same time, the market remains volatile due to macroeconomic uncertainties affecting the consumer and overall tighter credit conditions. Regardless of how this all plays out, we will continue to diligently research our companies, construct portfolios with balanced risk and return, and strive to deliver strong risk-adjusted returns.

--------------------------------------------------------------------------------

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds  7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

-----------------------------------------------------------------------------------------------------------------------------------
                                          Including Sales Charge                   Excluding Sales Charge           Expense Ratio
   CAPITAL GROWTH FUND           6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 6  Net 7
-----------------------------------------------------------------------------------------------------------------------------------
   Class A (WFCGX)                 (1.48)    11.84   10.73      9.02         4.54     18.63   12.04      9.68        1.37    1.25
-----------------------------------------------------------------------------------------------------------------------------------
   Class C (WFCCX)                  3.24     16.95   11.41      9.09         4.24     17.95   11.41      9.09        2.12    2.00
-----------------------------------------------------------------------------------------------------------------------------------
   Administrator Class (WFCDX)                                               4.73     19.08   12.48      9.91        1.21    0.94
-----------------------------------------------------------------------------------------------------------------------------------
   Institutional Class (WWCIX)                                               4.88     19.36   12.57      9.96        0.94    0.75
-----------------------------------------------------------------------------------------------------------------------------------
   Investor Class (SLGIX)                                                    4.54     18.63   12.04      9.70        1.55    1.42
-----------------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
-----------------------------------------------------------------------------------------------------------------------------------
      Russell 1000 Growth Index                                              3.78     19.47   10.18      3.97
-----------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

5 Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the Strong Large Company Growth Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 30, 2003 for the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares, which incepted on November 3, 1997, and includes expenses that are not applicable to those of Class A and Class C shares. Investor Class annual returns are substantially similar to what the Class A and Class C annual returns would be because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same expenses. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

6 Reflects the gross expense ratio for the Administrator, Institutional, and Investor Class shares as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights. For the Class A and Class C shares, this is the first fiscal year for the Fund, and thus reflects the gross expense ratio as stated in the August 1, 2007, prospectus and is based on estimates for the current fiscal year.

7 For Class A, Class C, Administrator Class, and Institutional Class, the investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. For the Investor Class, the investment adviser has contractually committed through November 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Effective December 1, 2007 through November 30, 2008, the investment adviser has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio of 1.37% for the Investor Class. Without these reductions, the Fund's returns would have been lower.

8  Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND (the Fund) seeks above-average dividend income and long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management

PORTFOLIO MANAGER

Jennifer C. Newell, CFA

FUND INCEPTION

July 1, 1993

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2007

--------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                                              1 YEAR
--------------------------------------------------------------------------------
   Investor Class                                                    11.04%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
      Russell 1000 Value Index 1                                     13.47%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.37% AND 1.50%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2008, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENTS 2
(AS OF JULY 31, 2007)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    WELLS FARGO ADVANTAGE
                DIVIDEND INCOME FUND - Investor
                             Class                  Russell 1000 Value Index
  7/31/1997                 $10,000                          $10,000
  8/31/1997                 $ 9,637                          $ 9,644
  9/30/1997                 $10,191                          $10,227
 10/31/1997                 $10,198                          $ 9,941
 11/30/1997                 $10,972                          $10,380
 12/31/1997                 $11,435                          $10,683
  1/31/1998                 $11,381                          $10,532
  2/28/1998                 $11,489                          $11,241
  3/31/1998                 $12,495                          $11,929
  4/30/1998                 $12,022                          $12,009
  5/31/1998                 $11,797                          $11,831
  6/30/1998                 $12,033                          $11,982
  7/31/1998                 $11,775                          $11,771
  8/31/1998                 $11,494                          $10,019
  9/30/1998                 $12,622                          $10,594
 10/31/1998                 $12,818                          $11,415
 11/30/1998                 $13,140                          $11,946
 12/31/1998                 $13,762                          $12,353
  1/31/1999                 $13,279                          $12,452
  2/28/1999                 $12,894                          $12,276
  3/31/1999                 $12,799                          $12,530
  4/30/1999                 $14,100                          $13,700
  5/31/1999                 $14,347                          $13,550
  6/30/1999                 $14,567                          $13,943
  7/31/1999                 $14,525                          $13,535
  8/31/1999                 $14,268                          $13,033
  9/30/1999                 $14,107                          $12,577
 10/31/1999                 $14,332                          $13,301
 11/30/1999                 $14,124                          $13,197
 12/31/1999                 $13,842                          $13,261
  1/31/2000                 $14,115                          $12,828
  2/29/2000                 $12,866                          $11,875
  3/31/2000                 $14,341                          $13,324
  4/30/2000                 $14,813                          $13,169
  5/31/2000                 $15,220                          $13,308
  6/30/2000                 $14,569                          $12,700
  7/31/2000                 $14,778                          $12,859
  8/31/2000                 $15,804                          $13,574
  9/30/2000                 $16,888                          $13,698
 10/31/2000                 $16,534                          $14,035
 11/30/2000                 $16,439                          $13,514
 12/31/2000                 $17,625                          $14,191
  1/31/2001                 $16,577                          $14,246
  2/28/2001                 $16,758                          $13,849
  3/31/2001                 $16,794                          $13,360
  4/30/2001                 $17,970                          $14,015
  5/31/2001                 $17,848                          $14,330
  6/30/2001                 $16,929                          $14,012
  7/31/2001                 $16,664                          $13,982
  8/31/2001                 $16,419                          $13,422
  9/30/2001                 $15,845                          $12,478
 10/31/2001                 $15,794                          $12,370
 11/30/2001                 $15,394                          $13,089
 12/31/2001                 $15,651                          $13,398
  1/31/2002                 $15,486                          $13,295
  2/28/2002                 $15,517                          $13,316
  3/31/2002                 $16,142                          $13,946
  4/30/2002                 $15,418                          $13,468
  5/31/2002                 $15,428                          $13,535
  6/30/2002                 $14,597                          $12,758
  7/31/2002                 $13,524                          $11,572
  8/31/2002                 $13,598                          $11,659
  9/30/2002                 $12,038                          $10,363
 10/31/2002                 $12,545                          $11,131
 11/30/2002                 $12,915                          $11,832
 12/31/2002                 $12,557                          $11,318
  1/31/2003                 $12,197                          $11,044
  2/28/2003                 $11,889                          $10,750
  3/31/2003                 $11,998                          $10,767
  4/30/2003                 $12,976                          $11,715
  5/31/2003                 $13,614                          $12,471
  6/30/2003                 $13,792                          $12,627
  7/31/2003                 $13,931                          $12,815
  8/31/2003                 $13,899                          $13,015
  9/30/2003                 $13,719                          $12,888
 10/31/2003                 $14,575                          $13,677
 11/30/2003                 $14,704                          $13,862
 12/31/2003                 $15,633                          $14,717
  1/31/2004                 $15,751                          $14,976
  2/29/2004                 $15,987                          $15,297
  3/31/2004                 $15,817                          $15,163
  4/30/2004                 $15,484                          $14,792
  5/31/2004                 $15,656                          $14,943
  6/30/2004                 $15,966                          $15,296
  7/31/2004                 $15,718                          $15,081
  8/31/2004                 $15,966                          $15,295
  9/30/2004                 $16,220                          $15,532
 10/31/2004                 $16,675                          $15,790
 11/30/2004                 $17,508                          $16,589
 12/31/2004                 $17,828                          $17,144
  1/31/2005                 $17,904                          $16,840
  2/28/2005                 $18,655                          $17,398
  3/31/2005                 $18,374                          $17,159
  4/30/2005                 $18,102                          $16,852
  5/31/2005                 $18,386                          $17,258
  6/30/2005                 $18,492                          $17,447
  7/31/2005                 $19,061                          $17,951
  8/31/2005                 $19,004                          $17,874
  9/30/2005                 $19,198                          $18,124
 10/31/2005                 $18,856                          $17,663
 11/30/2005                 $19,358                          $18,241
 12/31/2005                 $19,412                          $18,352
  1/31/2006                 $19,784                          $19,064
  2/28/2006                 $19,760                          $19,181
  3/31/2006                 $19,969                          $19,441
  4/30/2006                 $20,668                          $19,935
  5/31/2006                 $20,041                          $19,431
  6/30/2006                 $20,064                          $19,555
  7/31/2006                 $20,560                          $20,031
  8/31/2006                 $20,947                          $20,366
  9/30/2006                 $21,376                          $20,772
 10/31/2006                 $21,899                          $21,452
 11/30/2006                 $22,191                          $21,942
 12/31/2006                 $22,858                          $22,434
  1/31/2007                 $22,871                          $22,721
  2/28/2007                 $22,401                          $22,367
  3/31/2007                 $22,645                          $22,713
  4/30/2007                 $23,523                          $23,554
  5/31/2007                 $24,270                          $24,404
  6/30/2007                 $23,763                          $23,833
  7/31/2007                 $22,829                          $22,732

--------------------------------------------------------------------------------

1 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND INVESTOR Class shares for the most recent ten years with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds  9

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     THE FUND'S RETURN WAS CREATED BY STRONG RESULTS IN SEVERAL INDUSTRY
      GROUPS.

      The Fund produced good returns driven by healthy results in the capital goods, energy, and materials groups and a dividend yield of 2.8%.

o     THE FUND PROVIDES COMPETITIVE RETURNS.

      The Fund favors stocks of large, well-established, dividend-paying companies. The Fund seeks to participate in strong upward markets and offers downside protection due to the dividend yield in down markets.

o     MANY LARGE, U.S. COMPANIES EARN SIGNIFICANT INCOME FROM OVERSEAS.

      Global economies continue to grow, and we believe that the Fund's positions in U.S., multinational companies are likely to benefit from revenues generated from global sales.

THE STOCK MARKET POWERED TO RECORD HIGH LEVELS.

During the 12-month reporting period, the stock market moved continuously higher, driven in large part by stocks with strong price momentum and relatively high valuations. The Fund seeks to invest in undervalued stocks with above average dividend yields, and its holdings and weightings may differ from those of the benchmark, which includes stocks that do not pay dividends and those that do pay dividends.

-------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
-------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Consumer Discretionary                                                (3%)
   Consumer Staples                                                      (9%)
   Energy                                                               (15%)
   Financials                                                           (28%)
   Health Care                                                           (7%)
   Industrials                                                          (13%)
   Information Technology                                                (6%)
   Materials                                                             (7%)
   Telecommunication Services                                            (7%)
   Utilities                                                             (5%)

Weighting differences between the Fund and its benchmark had a negative impact on the Fund's performance relative to the benchmark. While the energy group contributed positively to the Fund's absolute returns, an underweighting in Exxon Mobil and an overweighting in Royal Dutch Shell hurt relative performance. An underweighting in the electric utility group and overweightings in the pharmaceutical and diversified financial services groups were detractors from relative performance. However, the Fund's selection of stocks within the diversified financials group performed better than that of the benchmark.

The Fund's overweighting in the consumer services group made a strong positive contribution to the Fund's relative performance. McDonald's drove performance. New menu items and strong sales in Asia, the Middle East, and Africa produced higher sales and dividend growth. Stock selection, particularly International Business Machines and Hewlett-Packard, also contributed significantly to performance.

--------------------------------------------------------------------------------

3 Sector distribution and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and portfolio holdings.

10  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

--------------------------------------------------------------------------------

An overweighting in the capital goods group in companies such as Honeywell, 3M, and Caterpillar, which have gained from foreign sales and earnings from foreign currency translation, also contributed to Fund performance.

WE ADDED POSITIONS OF MULTINATIONAL COMPANIES WITH GLOBAL OPPORTUNITIES.

We added to the Fund's existing holdings of General Electric and AT&T and established positions in Caterpillar, Deere, and CSX, all of which are in the industrials group. Caterpillar and Deere garner a significant percentage of their earnings from global sales, which are growing more than domestic sales. General Electric produces consistent earnings and cash flow growth, and we believe that future earnings potential will be significantly driven by expanding sales of products to improve infrastructure in emerging countries, including the building of more efficient hospitals, airports, and power plants.

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   General Electric Company                                              5.05%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                               5.04%
--------------------------------------------------------------------------------
   AT&T Incorporated                                                     3.49%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                3.35%
--------------------------------------------------------------------------------
   Pfizer Incorporated                                                   3.29%
--------------------------------------------------------------------------------
   McDonald's Corporation                                                3.09%
--------------------------------------------------------------------------------
   JPMorgan Chase & Company                                              2.88%
--------------------------------------------------------------------------------
   Bank of America Corporation                                           2.79%
--------------------------------------------------------------------------------
   E.I. du Pont de Nemours & Company                                     2.74%
--------------------------------------------------------------------------------
   ConocoPhillips                                                        2.74%
--------------------------------------------------------------------------------

We reduced the Fund's positions in several of the integrated energy companies and sold the Fund's position of Royal Dutch Shell, which had exposure to geopolitical risks in Nigeria. We also sold out of the consumer discretionary group stocks of WalMart and Home Depot in response to their deteriorating fundamentals. While we reduced holdings of Bank of America and Citigroup, we continued to hold positions in these and other financial services companies, which we believe have strong balance sheets and diversified revenue sources and whose exposure to subprime loans is a small part of their overall businesses.

MARKET UNCERTAINTY MAY INCREASE ROTATION INTO LARGE CAPITALIZATION STOCKS.

Moderating corporate earnings, a weak housing market, and reduced availability of credit have increased market uncertainty and concerns about domestic economic growth. Typically during periods of uncertainty, investors seek more stability from larger-capitalization, more diversified, and more consistently profitable companies. We have increased the Fund's holdings in capital goods, aerospace, and transportation companies that generate significant earnings from global sales. We expect the Fund to benefit from these strategic moves and to perform relatively well in a market that favors large capitalization stocks.

--------------------------------------------------------------------------------

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

-----------------------------------------------------------------------------------------
                                                                          Expense Ratio
   DIVIDEND INCOME FUND          6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
-----------------------------------------------------------------------------------------
   Administrator Class(WWIDX)       0.00      11.45    11.48    8.85      1.23%    0.96%
-----------------------------------------------------------------------------------------
   Investor Class(SDVIX)           (0.18)     11.04    11.04    8.60      1.50%    1.37%
-----------------------------------------------------------------------------------------
   BENCHMARK
-----------------------------------------------------------------------------------------
      Russell 1000 Value Index      0.04      13.47    14.46    8.56
-----------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

5 Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the Strong Dividend Income Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

6 Reflects the gross expense ratio as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

12  Wells Fargo Advantage Large Cap Stock Funds         Performance Highlights

WELLS FARGO ADVANTAGE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management

PORTFOLIO MANAGERS

Brandon M. Nelson, CFA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

December 31, 1993

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2007

--------------------------------------------------------------------------------
   GROWTH FUND                                                       1 YEAR
--------------------------------------------------------------------------------
   Investor Class                                                    28.61%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
      Russell 3000(R) Growth Index 1                                 19.24%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.47% AND 1.50%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2007, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. EFFECTIVE DECEMBER 1, 2007 THROUGH NOVEMBER 30, 2008, THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO OF 1.42% FOR THE INVESTOR CLASS. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENTS 2
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE GROWTH     WELLS FARGO ADVANTAGE GROWTH
                        FUND - Class C                  FUND - Investor Class        Russell 3000 Growth Index
 7/31/1997                   $10,000                          $10,000                        $10,000
 8/31/1997                   $ 9,742                          $ 9,752                        $ 9,497
 9/30/1997                   $10,370                          $10,390                        $ 9,994
10/31/1997                   $ 9,969                          $10,000                        $ 9,600
11/30/1997                   $ 9,826                          $ 9,867                        $ 9,942
12/31/1997                   $ 9,834                          $ 9,884                        $10,043
 1/31/1998                   $ 9,556                          $ 9,614                        $10,302
 2/28/1998                   $10,351                          $10,424                        $11,089
 3/31/1998                   $10,860                          $10,948                        $11,533
 4/30/1998                   $10,780                          $10,878                        $11,685
 5/31/1998                   $10,426                          $10,532                        $11,305
 6/30/1998                   $11,372                          $11,498                        $11,945
 7/31/1998                   $11,093                          $11,228                        $11,785
 8/31/1998                   $ 9,317                          $ 9,442                        $ 9,938
 9/30/1998                   $ 9,898                          $10,041                        $10,720
10/31/1998                   $ 9,963                          $10,116                        $11,558
11/30/1998                   $10,734                          $10,910                        $12,438
12/31/1998                   $12,337                          $12,551                        $13,560
 1/31/1999                   $13,142                          $13,383                        $14,343
 2/28/1999                   $12,478                          $12,719                        $13,639
 3/31/1999                   $13,577                          $13,852                        $14,341
 4/30/1999                   $13,590                          $13,880                        $14,446
 5/31/1999                   $13,084                          $13,378                        $14,036
 6/30/1999                   $14,212                          $14,545                        $15,001
 7/31/1999                   $13,723                          $14,059                        $14,525
 8/31/1999                   $13,862                          $14,215                        $14,705
 9/30/1999                   $13,815                          $14,182                        $14,437
10/31/1999                   $15,230                          $15,650                        $15,476
11/30/1999                   $16,931                          $17,415                        $16,365
12/31/1999                   $21,342                          $21,972                        $18,147
 1/31/2000                   $20,793                          $21,430                        $17,345
 2/29/2000                   $27,101                          $27,955                        $18,429
 3/31/2000                   $25,311                          $26,137                        $19,471
 4/30/2000                   $22,318                          $23,069                        $18,469
 5/31/2000                   $21,062                          $21,793                        $17,492
 6/30/2000                   $22,998                          $23,821                        $18,880
 7/31/2000                   $22,617                          $23,451                        $18,035
 8/31/2000                   $25,291                          $26,248                        $19,685
 9/30/2000                   $24,702                          $25,663                        $17,883
10/31/2000                   $21,856                          $22,730                        $16,994
11/30/2000                   $18,613                          $19,378                        $14,450
12/31/2000                   $19,136                          $19,944                        $14,079
 1/31/2001                   $18,198                          $18,985                        $15,063
 2/28/2001                   $15,489                          $16,176                        $12,541
 3/31/2001                   $13,844                          $14,473                        $11,193
 4/30/2001                   $14,866                          $15,557                        $12,605
 5/31/2001                   $14,653                          $15,350                        $12,454
 6/30/2001                   $14,422                          $15,122                        $12,214
 7/31/2001                   $13,798                          $14,480                        $11,858
 8/31/2001                   $12,662                          $13,301                        $10,903
 9/30/2001                   $11,051                          $11,620                        $ 9,770
10/31/2001                   $11,371                          $11,966                        $10,309
11/30/2001                   $12,285                          $12,939                        $11,291
12/31/2001                   $12,412                          $13,085                        $11,316
 1/31/2002                   $12,113                          $12,781                        $11,102
 2/28/2002                   $11,410                          $12,048                        $10,624
 3/31/2002                   $11,976                          $12,655                        $11,028
 4/30/2002                   $11,471                          $12,130                        $10,174
 5/31/2002                   $11,197                          $11,849                        $ 9,902
 6/30/2002                   $10,491                          $11,109                        $ 8,991
 7/31/2002                   $ 9,554                          $10,124                        $ 8,436
 8/31/2002                   $ 9,443                          $10,013                        $ 8,459
 9/30/2002                   $ 8,913                          $ 9,458                        $ 7,598
10/31/2002                   $ 9,499                          $10,087                        $ 8,275
11/30/2002                   $10,008                          $10,635                        $ 8,748
12/31/2002                   $ 9,195                          $ 9,776                        $ 8,144
 1/31/2003                   $ 8,993                          $ 9,577                        $ 7,944
 2/28/2003                   $ 8,944                          $ 9,517                        $ 7,897
 3/31/2003                   $ 9,104                          $ 9,702                        $ 8,042
 4/30/2003                   $ 9,661                          $10,294                        $ 8,647
 5/31/2003                   $10,315                          $11,005                        $ 9,113
 6/30/2003                   $10,489                          $11,197                        $ 9,242
 7/31/2003                   $10,907                          $11,664                        $ 9,505
 8/31/2003                   $11,387                          $12,174                        $ 9,761
 9/30/2003                   $11,011                          $11,789                        $ 9,646
10/31/2003                   $11,812                          $12,655                        $10,209
11/30/2003                   $12,000                          $12,862                        $10,332
12/31/2003                   $11,854                          $12,722                        $10,666
 1/31/2004                   $12,132                          $13,033                        $10,909
 2/29/2004                   $12,257                          $13,173                        $10,972
 3/31/2004                   $12,076                          $12,996                        $10,788
 4/30/2004                   $11,798                          $12,707                        $10,630
 5/31/2004                   $12,230                          $13,173                        $10,829
 6/30/2004                   $12,550                          $13,536                        $10,981
 7/31/2004                   $11,617                          $12,537                        $10,330
 8/31/2004                   $11,318                          $12,219                        $10,266
 9/30/2004                   $11,784                          $12,729                        $10,400
10/31/2004                   $12,000                          $12,973                        $10,570
11/30/2004                   $12,731                          $13,773                        $10,977
12/31/2004                   $13,225                          $14,320                        $11,405
 1/31/2005                   $12,675                          $13,736                        $11,013
 2/28/2005                   $12,772                          $13,854                        $11,133
 3/31/2005                   $12,564                          $13,640                        $10,912
 4/30/2005                   $11,986                          $12,973                        $10,662
 5/31/2005                   $12,821                          $13,891                        $11,197
 6/30/2005                   $12,967                          $14,054                        $11,190
 7/31/2005                   $13,622                          $14,772                        $11,757
 8/31/2005                   $13,392                          $14,528                        $11,604
 9/30/2005                   $13,698                          $14,868                        $11,661
10/31/2005                   $13,524                          $14,683                        $11,520
11/30/2005                   $14,290                          $15,527                        $12,030
12/31/2005                   $14,359                          $15,608                        $11,994
 1/31/2006                   $15,348                          $16,689                        $12,287
 2/28/2006                   $15,055                          $16,385                        $12,263
 3/31/2006                   $15,661                          $17,044                        $12,483
 4/30/2006                   $15,946                          $17,370                        $12,464
 5/31/2006                   $14,909                          $16,245                        $11,998
 6/30/2006                   $14,965                          $16,311                        $11,955
 7/31/2006                   $13,942                          $15,209                        $11,693
 8/31/2006                   $14,220                          $15,519                        $12,056
 9/30/2006                   $14,478                          $15,808                        $12,367
10/31/2006                   $15,014                          $16,400                        $12,832
11/30/2006                   $15,508                          $16,948                        $13,091
12/31/2006                   $15,383                          $16,814                        $13,129
 1/31/2007                   $15,981                          $17,481                        $13,458
 2/28/2007                   $15,932                          $17,436                        $13,223
 3/31/2007                   $16,315                          $17,865                        $13,298
 4/30/2007                   $16,865                          $18,472                        $13,900
 5/31/2007                   $17,791                          $19,501                        $14,412
 6/30/2007                   $17,854                          $19,575                        $14,207
 7/31/2007                   $17,826                          $19,560                        $13,941

--------------------------------------------------------------------------------

1 The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000 Growth Index or the Russell 2000(R) Growth Index. You cannot invest directly in an index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH FUND Class C and Investor Class shares for the most recent ten years with the Russell 3000 Growth Index. The chart assumes a hypothetical investment of $10,000 in the Class C and Investor Class shares, reflects all operating expenses and, for Class C shares, assumes the maximum contingent deferred sales charge of 1.00%.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  13

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's strong performance outpaced its benchmark by more than nine percentage points.

o     Successful stock selection drove the Fund's exceptional performance.

o We strive to find companies that have accelerating revenue growth, expanding operating margins, or robust revenue growth that's sustainable for many years.

THE COLLECTIVE IMPACT OF A SLOWER ECONOMY, DECLINING CORPORATE EARNINGS GROWTH, AND LOW VALUATION LEVELS CREATED A FAVORABLE ENVIRONMENT FOR GROWTH STOCKS.

When we review the forces that are responsible for the Fund's performance compared to its benchmark, we expect its performance to be driven by individual stock selection rather than macroeconomic factors. Huron Consulting, Foster Wheeler, NII Holdings, Precision Castparts, aQuantive, and Dick's Sporting Goods were positive contributors to Fund performance during the period. In contrast, Microsemi, Ultra Petroleum, Healthways, Fortress Investment Group, and Pharmaceutical Product Development were negative contributors to Fund performance.

Likewise, industry sector allocations in the Fund are the result of our process for selecting stocks rather than the result of any intention to emulate sector allocations in the Fund's benchmark index. We have found opportunities for underestimated growth in every area of the market, leading to diversified holdings on the sector and industry level. The Fund's underweighted position in consumer staples, due to a dearth of robust growth companies, was a positive contributor to Fund performance. Conversely, being underweighted in energy stocks was a small detractor to performance during the period.

--------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (11%)
Consumer Staples                                                            (2%)
Energy                                                                      (5%)
Financials                                                                  (8%)
Health Care                                                                (23%)
Industrials                                                                (15%)
Information Technology                                                     (23%)
Materials                                                                   (4%)
Telecommunication Services                                                  (9%)

The slowing of the economy has led to a favorable environment for growth stocks, as investors have sought to find those companies that can sustain growth in a more difficult environment. Valuation for growth stocks has been and continues to be extremely compelling when comparing top growing companies' price to earnings ratios and growth rates to the market as a whole. The premium paid to own the top quintile of the fastest growing companies has continued to hover near 30-year lows.

--------------------------------------------------------------------------------

3 Sector distribution and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and portfolio holdings.

14  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

--------------------------------------------------------------------------------

OUR PRIMARY GOAL WHEN WE BUY A STOCK IS TO FIND AN OPPORTUNITY WHERE GROWTH IS BEING UNDERESTIMATED BY THE MARKET.

Typically we find opportunities when companies exhibit one or more of the following attributes: accelerating revenue growth, expanding operating margins, or robust revenue growth that is sustainable for multiple years.

We believe that Intuitive Surgical, creator of the daVinci Surgical System, is a good example of a company where growth has been underestimated. The company started by revolutionizing prostatectomy surgery and now is making significant inroads into becoming the standard of care for hysterectomies. Based on our research, we surmised that the growth rate would be much higher than what was anticipated by the majority of investors. This has played out with growth expectations having to be continually revised upward.

Our discipline is to sell a stock when we see signs that the growth profile is deteriorating. Community Health System, a hospital, was sold after the company failed to meet our estimates for growth; Community Health System and the industry were struggling with non paying customers. We were concerned about deteriorating fundamentals, specifically nonpaying customers in a strong economy, and were concerned that the situation would worsen further as the economy slowed.

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                               5.44%
--------------------------------------------------------------------------------
   Google Incorporated Class A                                             3.41%
--------------------------------------------------------------------------------
   Dick's Sporting Goods Incorporated                                      3.16%
--------------------------------------------------------------------------------
   Huron Consulting Group Incorporated                                     2.34%
--------------------------------------------------------------------------------
   Foster Wheeler Limited                                                  2.30%
--------------------------------------------------------------------------------
   Precision Castparts Corporation                                         2.24%
--------------------------------------------------------------------------------
   Schlumberger Limited                                                    2.10%
--------------------------------------------------------------------------------
   Life Time Fitness Incorporated                                          2.03%
--------------------------------------------------------------------------------
   Cognizant Technology Solutions Corporation Class A                      1.99%
--------------------------------------------------------------------------------
   Charles Schwab Corporation                                              1.92%
--------------------------------------------------------------------------------

A MID-CYCLE ECONOMIC SLOWDOWN MIGHT CAUSE INVESTORS TO LOOK FOR STOCKS THAT CAN SUSTAIN REVENUE AND EARNINGS GROWTH IN A SLUGGISH ECONOMY.

We believe that high energy prices, less availability of credit, and a significant slowdown in the housing market has put stress on the U.S. consumer and, as a result, may cause the economy to continue to grow at a below-trend rate in the coming year. At the same time, we are hopeful that this economic situation may prove to be positive for growth stocks. If the economy were to show signs of slipping into recession because of a weak housing market, we believe that the Fed has the ability to lower interest rates to stimulate the economy, now that inflation seems to have moderated.

We will continue to look for growth stocks that we believe have the potential for sustaining a high level of growth and for exceeding consensus expectations. Our discipline is to find companies with accelerating fundamentals while being very sensitive to when a company falters or deviates from our original investment thesis.

--------------------------------------------------------------------------------

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                         Including Sales Charge                  Excluding Sales Charge             Expense Ratio
   GROWTH FUND                   6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year    Gross 6    Net 7
------------------------------------------------------------------------------------------------------------------------------------
   Class C (WGFCX)                 10.54     26.86    13.28     5.95       11.54      27.86    13.28    5.95       2.08%     2.05%
------------------------------------------------------------------------------------------------------------------------------------
   Administrator Class (SGRKX)                                             12.15      29.25    14.75    7.25       1.16%     0.96%
------------------------------------------------------------------------------------------------------------------------------------
   Advisor Class (SGRAX)                                                   11.98      28.85    14.14    6.83       1.33%     1.30%
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Class (SGRNX)                                             12.27      29.46    14.80    7.45       0.88%     0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Investor Class(SGROX)                                                   11.90      28.61    14.08    6.94       1.50%     1.47%
------------------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
------------------------------------------------------------------------------------------------------------------------------------
      Russell 3000 Growth Index                                             3.60      19.24    10.57    3.38
------------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

5 Performance shown prior to April 11, 2005 for the Class C shares reflects the performance of the Class C shares of the Strong Growth Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses. Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to April 11, 2005 for the Advisor Class shares reflects the performance of the Advisor Class shares of the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Institutional Class shares of the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

6 Reflects the gross expense ratio as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 For Class C, Advisor Class, Administrator Class, and Institutional Class, the investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. For the Investor Class, the investment adviser has contractually committed through November 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Effective December 1, 2007 through November 30, 2008, the investment adviser has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio of 1.42% for the Investor Class. Without these reductions, the Fund's returns would have been lower.

16  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

December 29, 1995

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2007

--------------------------------------------------------------------------------
   GROWTH AND INCOME FUND                                            1 YEAR
--------------------------------------------------------------------------------
   Investor Class                                                    23.86%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
      S&P 500 Index 1                                                16.12%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.31% AND 1.52%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2008, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENTS 2
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE
                       GROWTH AND INCOME
                     FUND - Investor Class                  S&P 500 Index
 7/31/1997                 $ 10,000                            $ 10,000
 8/31/1997                 $  9,536                            $  9,440
 9/30/1997                 $ 10,082                            $  9,957
10/31/1997                 $  9,736                            $  9,625
11/30/1997                 $  9,915                            $ 10,070
12/31/1997                 $ 10,146                            $ 10,243
 1/31/1998                 $ 10,140                            $ 10,356
 2/28/1998                 $ 10,843                            $ 11,102
 3/31/1998                 $ 11,402                            $ 11,670
 4/30/1998                 $ 11,558                            $ 11,788
 5/31/1998                 $ 11,384                            $ 11,586
 6/30/1998                 $ 12,062                            $ 12,056
 7/31/1998                 $ 12,186                            $ 11,928
 8/31/1998                 $ 10,257                            $ 10,205
 9/30/1998                 $ 10,935                            $ 10,859
10/31/1998                 $ 11,657                            $ 11,741
11/30/1998                 $ 12,398                            $ 12,453
12/31/1998                 $ 13,489                            $ 13,170
 1/31/1999                 $ 14,161                            $ 13,720
 2/28/1999                 $ 13,713                            $ 13,294
 3/31/1999                 $ 14,429                            $ 13,826
 4/30/1999                 $ 14,753                            $ 14,361
 5/31/1999                 $ 14,292                            $ 14,022
 6/30/1999                 $ 15,244                            $ 14,800
 7/31/1999                 $ 14,908                            $ 14,338
 8/31/1999                 $ 14,840                            $ 14,267
 9/30/1999                 $ 14,746                            $ 13,877
10/31/1999                 $ 15,724                            $ 14,755
11/30/1999                 $ 16,402                            $ 15,054
12/31/1999                 $ 17,837                            $ 15,941
 1/31/2000                 $ 17,002                            $ 15,140
 2/29/2000                 $ 18,161                            $ 14,854
 3/31/2000                 $ 19,288                            $ 16,306
 4/30/2000                 $ 18,292                            $ 15,815
 5/31/2000                 $ 17,463                            $ 15,492
 6/30/2000                 $ 17,930                            $ 15,874
 7/31/2000                 $ 17,594                            $ 15,626
 8/31/2000                 $ 19,114                            $ 16,596
 9/30/2000                 $ 18,391                            $ 15,720
10/31/2000                 $ 17,656                            $ 15,653
11/30/2000                 $ 15,818                            $ 14,420
12/31/2000                 $ 16,008                            $ 14,491
 1/31/2001                 $ 15,844                            $ 15,004
 2/28/2001                 $ 13,976                            $ 13,637
 3/31/2001                 $ 13,162                            $ 12,774
 4/30/2001                 $ 14,197                            $ 13,766
 5/31/2001                 $ 14,229                            $ 13,858
 6/30/2001                 $ 13,812                            $ 13,521
 7/31/2001                 $ 13,598                            $ 13,388
 8/31/2001                 $ 12,626                            $ 12,550
 9/30/2001                 $ 11,654                            $ 11,537
10/31/2001                 $ 11,869                            $ 11,757
11/30/2001                 $ 12,809                            $ 12,659
12/31/2001                 $ 12,796                            $ 12,770
 1/31/2002                 $ 12,594                            $ 12,583
 2/28/2002                 $ 12,399                            $ 12,341
 3/31/2002                 $ 12,811                            $ 12,805
 4/30/2002                 $ 12,066                            $ 12,029
 5/31/2002                 $ 11,896                            $ 11,941
 6/30/2002                 $ 11,145                            $ 11,090
 7/31/2002                 $ 10,350                            $ 10,226
 8/31/2002                 $ 10,344                            $ 10,293
 9/30/2002                 $  9,365                            $  9,175
10/31/2002                 $ 10,161                            $  9,982
11/30/2002                 $ 10,691                            $ 10,569
12/31/2002                 $ 10,003                            $  9,949
 1/31/2003                 $  9,782                            $  9,688
 2/28/2003                 $  9,605                            $  9,543
 3/31/2003                 $  9,700                            $  9,635
 4/30/2003                 $ 10,420                            $ 10,429
 5/31/2003                 $ 10,862                            $ 10,977
 6/30/2003                 $ 10,992                            $ 11,118
 7/31/2003                 $ 11,188                            $ 11,314
 8/31/2003                 $ 11,390                            $ 11,534
 9/30/2003                 $ 11,176                            $ 11,412
10/31/2003                 $ 11,859                            $ 12,057
11/30/2003                 $ 11,928                            $ 12,163
12/31/2003                 $ 12,448                            $ 12,801
 1/31/2004                 $ 12,600                            $ 13,035
 2/29/2004                 $ 12,745                            $ 13,217
 3/31/2004                 $ 12,557                            $ 13,017
 4/30/2004                 $ 12,278                            $ 12,813
 5/31/2004                 $ 12,506                            $ 12,989
 6/30/2004                 $ 12,753                            $ 13,241
 7/31/2004                 $ 12,259                            $ 12,803
 8/31/2004                 $ 12,278                            $ 12,854
 9/30/2004                 $ 12,489                            $ 12,994
10/31/2004                 $ 12,629                            $ 13,192
11/30/2004                 $ 13,255                            $ 13,726
12/31/2004                 $ 13,553                            $ 14,193
 1/31/2005                 $ 13,108                            $ 13,847
 2/28/2005                 $ 13,362                            $ 14,138
 3/31/2005                 $ 13,001                            $ 13,888
 4/30/2005                 $ 12,726                            $ 13,624
 5/31/2005                 $ 13,019                            $ 14,058
 6/30/2005                 $ 12,802                            $ 14,078
 7/31/2005                 $ 13,254                            $ 14,601
 8/31/2005                 $ 12,923                            $ 14,468
 9/30/2005                 $ 12,926                            $ 14,586
10/31/2005                 $ 12,678                            $ 14,342
11/30/2005                 $ 13,239                            $ 14,884
12/31/2005                 $ 13,307                            $ 14,890
 1/31/2006                 $ 13,601                            $ 15,285
 2/28/2006                 $ 13,537                            $ 15,326
 3/31/2006                 $ 13,527                            $ 15,517
 4/30/2006                 $ 13,719                            $ 15,725
 5/31/2006                 $ 13,291                            $ 15,273
 6/30/2006                 $ 13,019                            $ 15,293
 7/31/2006                 $ 13,051                            $ 15,387
 8/31/2006                 $ 13,351                            $ 15,753
 9/30/2006                 $ 14,021                            $ 16,159
10/31/2006                 $ 14,725                            $ 16,685
11/30/2006                 $ 14,974                            $ 17,002
12/31/2006                 $ 15,355                            $ 17,240
 1/31/2007                 $ 15,528                            $ 17,501
 2/28/2007                 $ 15,092                            $ 17,158
 3/31/2007                 $ 15,359                            $ 17,350
 4/30/2007                 $ 16,570                            $ 18,119
 5/31/2007                 $ 17,051                            $ 18,751
 6/30/2007                 $ 16,941                            $ 18,440
 7/31/2007                 $ 16,165                            $ 17,868

--------------------------------------------------------------------------------

1 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND Investor Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  17

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund posted strong returns for the 12-month period that were driven by a combination of several highly profitable takeovers of Fund holdings and strength among select mega-cap and blue chip holdings.

o The Fund maintained and even increased its presence in mega-cap and blue chip stocks based on their business strength, compelling valuations, and our strong conviction that they would increasingly be attractive in the market as the economy slowed and investors sought the comfort of the strongest businesses. Simultaneously, the Fund built preexisting positions in several companies that we believed would have a high likelihood of being acquired, either by a financial buyer (such as a private equity group) or a strategic buyer, such as a competitor. In many cases, these companies were, in fact, acquired.

o Most of the factors that have driven our strategy during the past two years continued to be applicable. Specifically, we still believe that growth-oriented, blue chip, and mega-cap stocks represent the most attractive value proposition in the market. Furthermore, we believe that the macroeconomic factors that we have been experiencing, such as slowing growth, stable interest rates, and inflation, will not only continue for the balance of 2007 but also will favor these stocks. Finally, we are also impressed by the success that these large multinational companies have had in boosting their earnings growth through their international business.

PERFORMANCE WAS ENHANCED BY SIX PORTFOLIO TAKEOVERS DURING THE FUND'S MOST RECENT 12 MONTHS, AS WELL AS THE BEGINNING OF THE RE-EMERGENCE OF THE BLUE CHIP AND MEGA-CAP STOCKS.

Thanks to high global capital liquidity, five of the Fund's core holdings were acquired or were in the process of being acquired during the 12-month period. These included American Power Conversion and Symbol Technologies, Inc., among technology stocks and First Data Corporation among financial companies, Dollar General in the retail space, and MedImmune, Inc. among health care stocks.

In each case, the stock was acquired for a significant premium to its stock price prior to the rumblings of a possible acquisition. In addition, in some instances, the Fund was adding to its position in the stock just prior to an acquisition announcement or rumors thereof.

In addition, the Bank of New York merged with Mellon Financial in what was effectively a reverse merger, meaning that the acquired company has a more dominate role in setting the direction of the newly merged companies, even though the Bank of New York was the nominal acquirer. News of the announcement sent both companies' stocks significantly higher.

18  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   Chevron Corporation                                                     3.84%
--------------------------------------------------------------------------------
   Western Union Company                                                   3.82%
--------------------------------------------------------------------------------
   Wal-Mart Stores Incorporated                                            3.82%
--------------------------------------------------------------------------------
   American International Group Incorporated                               3.80%
--------------------------------------------------------------------------------
   Covidien Limited                                                        3.77%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                  3.73%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                              3.72%
--------------------------------------------------------------------------------
   Time Warner Incorporated                                                3.71%
--------------------------------------------------------------------------------
   Bank of America Corporation                                             3.71%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                   3.70%
--------------------------------------------------------------------------------

Furthermore, several of the Fund's blue chip and mega-cap holdings began to emerge from the doldrums they had been since the bear market of 2000-2002. Such premier companies as Cisco Systems, Comcast, General Electric, Intel, Merrill Lynch, Microsoft, 3M, and Time Warner posted strong gains during period, emulating their enviable business performance.

Finally, a number of the Fund's mid cap holdings had strong performance and were subsequently sold. These included Novellus Systems and Vishay Intertechnology among technology stocks and retailer Ross Stores, Inc.

STRATEGIC CHANGES CONTRIBUTED TO THE FUND'S PERFORMANCE.

Our objective to seek total return comprised of long-term capital appreciation and current income led us to make several changes during the period.

For example, we sold Novellus Systems, Ross Stores, Tidewater Inc., and Vishay Intertechnology because they had reached the target sale price that we had set for them.

Marsh & McLennan Companies was sold for a loss due to a longer than expected turnaround and to take advantage of more compelling opportunities.

We initiated new positions in 3M Company, ConocoPhillips, Dell Inc., Devon Energy Corporation, H&R Block, Progressive Corporation, Staples Inc., Symantec Corp., and Teva Pharmaceuticals Industries ADR. We believe that each of these companies is a leader in its respective industry and that they are selling at very attractive valuations.

--------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (4%)
Energy                                                                     (11%)
Financials                                                                 (24%)
Health Care                                                                (20%)
Industrials                                                                (10%)
Information Technology                                                     (21%)

The additions of Discover Financial Services and Western Union to the Fund's portfolio were a result of a spin-off from Morgan Stanley and First Data Corporation, respectively. We decided to keep the shares of both spin-off companies as they both fit well into our investment philosophy.

At the very beginning of the third quarter of 2007, Tyco International Ltd. split into three separate and distinct companies: Tyco International, Covidien Ltd., and Tyco Electronics Corporation. For now, our intent is to keep shares

--------------------------------------------------------------------------------

3 Portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and sector distribution.

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  19

--------------------------------------------------------------------------------

of all three companies and build full positions as each one fits well into our investment philosophy.

We also added a new position in Analog Devices at the end of 2006, which was successfully sold in the second quarter of 2007 following a swift and healthy run up of the stock, which caused us to question whether it had risen too much too fast. However, we reinitiated our position in the stock after a dramatic one day sell-off of the stock soon thereafter.

WE CONTINUE TO BELIEVE THAT MEGA-CAP, GROWTH-ORIENTED STOCKS OFFER THE BEST VALUE PROPOSITION IN THE MARKET GOING FORWARD. AT THE SAME TIME, WE HAVE FOUND OPPORTUNITIES IN SELECT MID AND LARGE CAP HOLDINGS. WE BELIEVE THAT THIS APPROACH OFFERS INVESTORS SIGNIFICANT UPSIDE POTENTIAL WITH GOOD RISK MANAGEMENT.

The continuing business strength of many of the nation's largest companies, combined with their still attractive valuations and macroeconomic considerations, renders them very attractive; consequently, we anticipate potentially holding them for the balance of the year.

We have already seen how these businesses have continued to perform at or above expectation despite a slowing economic environment in the United States. To some extent, this reflects immunity from the growth cycles affecting many businesses. To another extent, it reflects the ability of these companies to replace slower U.S. business with expanding international business.

Taken together, we believe that the business of these companies will continue to thrive. We also believe that their valuation levels remain attractive, especially relative to the overall market. Furthermore, we expect that these companies will be perceived as a safe haven in a market environment that is increasingly focused on credit quality and underlying strength.

At the same time, we continue to find ample opportunities among companies that, while still of substantial market capitalizations, are not mega-sized. This flexibility of approach allows us to look for opportunities over a broad spectrum, which we believe will benefit investors.

Finally, while we believe the intensity of takeovers is very likely to subside, there might still be opportunities in the Fund's portfolio for strategically driven (as opposed to purely financially driven) takeovers. Although we do not buy a stock because we think it will be acquired, in our view, there are several holdings in the Fund's portfolio that we believe would make good sense as acquisitions by industry competitors.

20  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

------------------------------------------------------------------------------------------------------------
                                                                                              Expense Ratio
   GROWTH AND INCOME FUND                           6 Months*   1 Year   5 Year   10 Year    Gross 6   Net 7
------------------------------------------------------------------------------------------------------------
   Administrator Class (SGIKX)                         4.30      24.25    9.74     5.14        1.22%   0.96%
------------------------------------------------------------------------------------------------------------
   Advisor Class (SGNAX)                               4.22      24.06    9.44     4.87        1.35%   1.14%
------------------------------------------------------------------------------------------------------------
   Institutional Class (SGNIX)                         4.45      24.64   10.08     5.43        0.95%   0.66%
------------------------------------------------------------------------------------------------------------
   Investor Class (SGRIX)                              4.10      23.86    9.33     4.92        1.52%   1.31%
------------------------------------------------------------------------------------------------------------
   BENCHMARK
------------------------------------------------------------------------------------------------------------
      S&P 500 Index                                    2.10      16.12   11.80     5.97
------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

5 Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the Strong Growth and Income Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to April 11, 2005 for the Advisor Class shares reflects the performance of the Advisor Class shares of the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Institutional Class shares of the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

6 Reflects the gross expense ratio as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

22  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management

PORTFOLIO MANAGERS

Brandon M. Nelson, CFA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

December 30, 1981

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2007

--------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND                                             1 YEAR
--------------------------------------------------------------------------------
   Investor Class                                                    17.26%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
      Russell 1000 Growth Index 1                                    19.47%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.19% AND 1.51%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2008, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENTS 2
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE LARGE
                      CAP GROWTH FUND - Investor
                                Class               Russell 1000 Growth Index
 7/31/1997                    $ 10,000                      $ 10,000
 8/31/1997                    $  9,540                      $  9,415
 9/30/1997                    $ 10,015                      $  9,878
10/31/1997                    $  9,832                      $  9,513
11/30/1997                    $ 10,009                      $  9,917
12/31/1997                    $ 10,135                      $ 10,028
 1/31/1998                    $ 10,101                      $ 10,328
 2/28/1998                    $ 10,721                      $ 11,105
 3/31/1998                    $ 11,174                      $ 11,547
 4/30/1998                    $ 11,266                      $ 11,707
 5/31/1998                    $ 11,120                      $ 11,375
 6/30/1998                    $ 11,806                      $ 12,072
 7/31/1998                    $ 11,845                      $ 11,992
 8/31/1998                    $ 10,229                      $ 10,192
 9/30/1998                    $ 10,953                      $ 10,975
10/31/1998                    $ 11,172                      $ 11,857
11/30/1998                    $ 11,817                      $ 12,759
12/31/1998                    $ 13,383                      $ 13,910
 1/31/1999                    $ 14,412                      $ 14,726
 2/28/1999                    $ 13,779                      $ 14,054
 3/31/1999                    $ 14,866                      $ 14,794
 4/30/1999                    $ 15,149                      $ 14,813
 5/31/1999                    $ 14,489                      $ 14,357
 6/30/1999                    $ 15,479                      $ 15,363
 7/31/1999                    $ 15,141                      $ 14,875
 8/31/1999                    $ 15,134                      $ 15,118
 9/30/1999                    $ 15,033                      $ 14,800
10/31/1999                    $ 16,116                      $ 15,918
11/30/1999                    $ 17,257                      $ 16,777
12/31/1999                    $ 21,379                      $ 18,522
 1/31/2000                    $ 19,849                      $ 17,653
 2/29/2000                    $ 23,925                      $ 18,516
 3/31/2000                    $ 23,694                      $ 19,842
 4/30/2000                    $ 21,429                      $ 18,897
 5/31/2000                    $ 19,881                      $ 17,946
 6/30/2000                    $ 21,579                      $ 19,306
 7/31/2000                    $ 21,157                      $ 18,501
 8/31/2000                    $ 23,807                      $ 20,176
 9/30/2000                    $ 22,950                      $ 18,268
10/31/2000                    $ 20,648                      $ 17,403
11/30/2000                    $ 18,070                      $ 14,838
12/31/2000                    $ 18,513                      $ 14,368
 1/31/2001                    $ 17,400                      $ 15,361
 2/28/2001                    $ 14,743                      $ 12,753
 3/31/2001                    $ 13,604                      $ 11,365
 4/30/2001                    $ 14,482                      $ 12,803
 5/31/2001                    $ 14,280                      $ 12,614
 6/30/2001                    $ 13,913                      $ 12,322
 7/31/2001                    $ 13,460                      $ 12,014
 8/31/2001                    $ 12,438                      $ 11,032
 9/30/2001                    $ 11,368                      $  9,930
10/31/2001                    $ 11,485                      $ 10,451
11/30/2001                    $ 12,608                      $ 11,455
12/31/2001                    $ 12,539                      $ 11,434
 1/31/2002                    $ 12,348                      $ 11,232
 2/28/2002                    $ 11,762                      $ 10,766
 3/31/2002                    $ 12,097                      $ 11,138
 4/30/2002                    $ 11,341                      $ 10,229
 5/31/2002                    $ 10,995                      $  9,982
 6/30/2002                    $ 10,202                      $  9,058
 7/31/2002                    $  9,318                      $  8,560
 8/31/2002                    $  9,281                      $  8,586
 9/30/2002                    $  8,482                      $  7,695
10/31/2002                    $  9,163                      $  8,401
11/30/2002                    $  9,701                      $  8,858
12/31/2002                    $  8,791                      $  8,246
 1/31/2003                    $  8,668                      $  8,046
 2/28/2003                    $  8,663                      $  8,009
 3/31/2003                    $  8,785                      $  8,158
 4/30/2003                    $  9,366                      $  8,761
 5/31/2003                    $ 10,021                      $  9,198
 6/30/2003                    $  9,989                      $  9,325
 7/31/2003                    $ 10,239                      $  9,557
 8/31/2003                    $ 10,463                      $  9,795
 9/30/2003                    $ 10,228                      $  9,690
10/31/2003                    $ 10,899                      $ 10,234
11/30/2003                    $ 10,979                      $ 10,341
12/31/2003                    $ 11,150                      $ 10,699
 1/31/2004                    $ 11,299                      $ 10,917
 2/29/2004                    $ 11,394                      $ 10,987
 3/31/2004                    $ 11,213                      $ 10,783
 4/30/2004                    $ 10,905                      $ 10,657
 5/31/2004                    $ 11,240                      $ 10,856
 6/30/2004                    $ 11,522                      $ 10,992
 7/31/2004                    $ 10,787                      $ 10,370
 8/31/2004                    $ 10,708                      $ 10,319
 9/30/2004                    $ 11,160                      $ 10,417
10/31/2004                    $ 11,315                      $ 10,580
11/30/2004                    $ 11,820                      $ 10,944
12/31/2004                    $ 12,113                      $ 11,373
 1/31/2005                    $ 11,586                      $ 10,993
 2/28/2005                    $ 11,677                      $ 11,110
 3/31/2005                    $ 11,522                      $ 10,908
 4/30/2005                    $ 11,245                      $ 10,700
 5/31/2005                    $ 11,943                      $ 11,218
 6/30/2005                    $ 11,985                      $ 11,177
 7/31/2005                    $ 12,550                      $ 11,723
 8/31/2005                    $ 12,348                      $ 11,572
 9/30/2005                    $ 12,502                      $ 11,625
10/31/2005                    $ 12,427                      $ 11,512
11/30/2005                    $ 12,981                      $ 12,009
12/31/2005                    $ 13,066                      $ 11,971
 1/31/2006                    $ 13,615                      $ 12,182
 2/28/2006                    $ 13,349                      $ 12,163
 3/31/2006                    $ 13,423                      $ 12,342
 4/30/2006                    $ 13,530                      $ 12,326
 5/31/2006                    $ 12,704                      $ 11,908
 6/30/2006                    $ 12,731                      $ 11,861
 7/31/2006                    $ 12,342                      $ 11,635
 8/31/2006                    $ 12,518                      $ 11,998
 9/30/2006                    $ 12,859                      $ 12,328
10/31/2006                    $ 13,253                      $ 12,761
11/30/2006                    $ 13,578                      $ 13,014
12/31/2006                    $ 13,572                      $ 13,058
 1/31/2007                    $ 13,972                      $ 13,394
 2/28/2007                    $ 13,647                      $ 13,142
 3/31/2007                    $ 13,721                      $ 13,213
 4/30/2007                    $ 14,067                      $ 13,835
 5/31/2007                    $ 14,589                      $ 14,333
 6/30/2007                    $ 14,515                      $ 14,120
 7/31/2007                    $ 14,472                      $ 13,901

--------------------------------------------------------------------------------

1 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND Investor Class shares for the most recent ten years with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  23

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund produced solid returns during the period, even though it underperformed its benchmark.

o We found opportunities for underestimated growth in every area of the market during the period, which led to diversified sector and industry holdings.

o A continued period of substandard economic growth might cause investors to look for stocks that can sustain revenue and earnings growth in a sluggish economy.

THE COLLECTIVE IMPACT OF A SLOWER ECONOMY, DECLINING CORPORATE EARNINGS GROWTH, AND LOW VALUATION LEVELS CREATED A FAVORABLE ENVIRONMENT FOR GROWTH STOCKS.

When we review the forces that are responsible for the Fund's performance compared to its benchmark, we expect its performance to be driven by individual stock selection rather than macroeconomic factors. NII Holdings, Foster Wheeler, Schlumberger, Nvidia, Precision Castparts, and Wynn Resorts were positive contributors to Fund performance during the period. In contrast, Red Hat, Valero Energy, Ultra Petroleum, Baker Hughes, and Starbucks were negative contributors to Fund performance.

--------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Consumer Discretionary                                                 (11%)
   Consumer Staples                                                        (5%)
   Energy                                                                  (5%)
   Financials                                                              (9%)
   Health Care                                                            (16%)
   Industrials                                                            (12%)
   Information Technology                                                 (29%)
   Materials                                                               (6%)
   Telecommunication Services                                              (7%)

--------------------------------------------------------------------------------

Likewise, industry sector allocations in the Fund are the result of our process for selecting stocks rather than the result of any intention to emulate sector allocations in the Fund's benchmark index. The Fund's underweighted position in health care was a positive contributor to Fund performance. Conversely, being underweighted in energy stocks was a small detractor to performance during the period.

The slowing of the economy has led to a favorable environment for growth stocks as investors have sought to find those companies that can sustain growth in a more difficult environment.

Valuation for growth stocks has been and continues to be extremely compelling when comparing top growing companies'price to earnings ratios and growth rates to the market as a whole. The premium paid to own the top quintile of the fastest growing companies has continued to hover near 30-year lows.

--------------------------------------------------------------------------------

3 Sector distribution and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and portfolio holdings.

24  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

--------------------------------------------------------------------------------

OUR PRIMARY GOAL WHEN WE BUY A STOCK IS TO FIND AN OPPORTUNITY WHERE GROWTH IS BEING UNDERESTIMATED BY THE MARKET.

Typically we find opportunities when companies exhibit one or more of the following attributes: accelerating revenue growth, expanding operating margins, or robust revenue growth sustainable for multiple years.

We believe that Precision Castparts, maker of precision castings and forgings primarily for the aerospace industry, is a good example of a company where operating margin expansion and earnings growth has been underestimated. The company acquired Specialty Metals, which became a catalyst to improving margins. Based on our research, we surmised that the operating margin expansion would be much faster and higher than what was anticipated by the majority of investors. This has played out with growth expectations having to be continually revised upward.

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                         3.78%
--------------------------------------------------------------------------------
   Google Incorporated Class A                                       3.43%
--------------------------------------------------------------------------------
   Schlumberger Limited                                              3.01%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                        2.60%
--------------------------------------------------------------------------------
   Target Corporation                                                2.46%
--------------------------------------------------------------------------------
   Hewlett-Packard Company                                           2.28%
--------------------------------------------------------------------------------
   Praxair Incorporated                                              2.02%
--------------------------------------------------------------------------------
   Monsanto Company                                                  1.92%
--------------------------------------------------------------------------------
   Charles Schwab Corporation                                        1.90%
--------------------------------------------------------------------------------
   Corning Incorporated                                              1.88%
--------------------------------------------------------------------------------

Stocks are sold when we believe that the market is no longer underestimating a company's potential for growth. Our discipline is to sell a stock when we see signs that the growth profile is deteriorating. Hilton Hotels was sold after it was acquired by The Blackstone Group, a private equity company. We owned the stock because of its place as a premier player in a strong lodging cycle with international growth opportunities that were being underestimated by the general consensus. Once these opportunities were fully factored into the price of the stock and the deal with Blackstone was finalized, we sold the stock.

A MID-CYCLE ECONOMIC SLOWDOWN MIGHT CAUSE INVESTORS TO LOOK FOR STOCKS THAT CAN SUSTAIN REVENUE AND EARNINGS GROWTH IN A SLUGGISH ECONOMY.

We believe that high energy prices, less availability of credit, and a significant slowdown in the housing market has put stress on the U.S. consumer and, as a result, may cause the economy to continue to grow at a below-trend rate in the coming year. At the same time, we are hopeful that this economic situation may prove to be positive for growth stocks. If the economy were to show signs of slipping into recession because of a weak housing market, we believe that the Fed has the ability to lower interest rates to stimulate the economy, now that inflation seems to have moderated.

We will continue to look for growth stocks that we believe have the potential for sustaining a high level of growth and for exceeding consensus expectations. Our discipline is to find companies with accelerating fundamentals while being very sensitive to when a company falters or deviates from our original investment thesis.

--------------------------------------------------------------------------------

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  25

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

--------------------------------------------------------------------------------------------
                                                                           Expense Ratio
   LARGE CAP GROWTH FUND          6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
--------------------------------------------------------------------------------------------
   Investor Class (STRFX)           3.58      17.26     9.20     3.77      1.51%    1.19%
--------------------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------------------
      Russell 1000 Growth Index     3.78      19.47    10.18     3.35
--------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

5 Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Large Cap Growth Fund.

6 Reflects the gross expense ratio as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

26  Wells Fargo Advantage Large Cap Stock Funds          Performance Highlights

WELLS FARGO ADVANTAGE VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VALUE FUND (the Fund) seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

February 12, 1997

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2007
--------------------------------------------------------------------------------
   VALUE FUND                                                        1 YEAR
--------------------------------------------------------------------------------
   Investor Class                                                    15.48%
--------------------------------------------------------------------------------
   BENCHMARK
--------------------------------------------------------------------------------
     Russell 1000 Value Index 1                                      13.47%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

THE FUND HAS A REDEMPTION FEE OF 1.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 365 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.20% AND 2.16%. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2008, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THIS NET OPERATING EXPENSE RATIO. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
   GROWTH OF $10,000 INVESTMENTS 2
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

                  WELLS FARGO ADVANTAGE           WELLS FARGO ADVANTAGE           Russell 1000  Value
                   VALUE FUND - Class A        VALUE FUND - Investor Class                Index
 7/31/1997                $ 9,424                       $10,000                          $10,000
 8/31/1997                $ 9,012                       $ 9,562                          $ 9,644
 9/30/1997                $ 9,393                       $ 9,967                          $10,227
10/31/1997                $ 8,932                       $ 9,478                          $ 9,941
11/30/1997                $ 9,206                       $ 9,768                          $10,380
12/31/1997                $ 9,276                       $ 9,843                          $10,683
 1/31/1998                $ 9,213                       $ 9,776                          $10,532
 2/28/1998                $ 9,949                       $10,557                          $11,241
 3/31/1998                $10,356                       $10,989                          $11,929
 4/30/1998                $10,262                       $10,889                          $12,009
 5/31/1998                $10,034                       $10,647                          $11,831
 6/30/1998                $ 9,924                       $10,531                          $11,982
 7/31/1998                $ 9,531                       $10,113                          $11,771
 8/31/1998                $ 8,076                       $ 8,569                          $10,019
 9/30/1998                $ 8,650                       $ 9,179                          $10,594
10/31/1998                $ 9,661                       $10,252                          $11,415
11/30/1998                $10,017                       $10,629                          $11,946
12/31/1998                $10,146                       $10,766                          $12,353
 1/31/1999                $ 9,640                       $10,229                          $12,452
 2/28/1999                $ 9,735                       $10,329                          $12,276
 3/31/1999                $10,035                       $10,649                          $12,530
 4/30/1999                $10,836                       $11,498                          $13,700
 5/31/1999                $10,884                       $11,549                          $13,550
 6/30/1999                $11,193                       $11,877                          $13,943
 7/31/1999                $10,970                       $11,641                          $13,535
 8/31/1999                $10,589                       $11,236                          $13,033
 9/30/1999                $10,231                       $10,857                          $12,577
10/31/1999                $10,263                       $10,890                          $13,301
11/30/1999                $10,327                       $10,958                          $13,197
12/31/1999                $10,709                       $11,364                          $13,261
 1/31/2000                $10,557                       $11,203                          $12,828
 2/29/2000                $ 9,702                       $10,295                          $11,875
 3/31/2000                $10,987                       $11,659                          $13,324
 4/30/2000                $11,131                       $11,812                          $13,169
 5/31/2000                $11,676                       $12,390                          $13,308
 6/30/2000                $11,316                       $12,008                          $12,700
 7/31/2000                $11,324                       $12,016                          $12,859
 8/31/2000                $11,830                       $12,553                          $13,574
 9/30/2000                $11,962                       $12,693                          $13,698
10/31/2000                $12,349                       $13,103                          $14,035
11/30/2000                $12,332                       $13,086                          $13,514
12/31/2000                $13,042                       $13,839                          $14,191
 1/31/2001                $12,866                       $13,652                          $14,246
 2/28/2001                $12,575                       $13,344                          $13,849
 3/31/2001                $12,194                       $12,939                          $13,360
 4/30/2001                $12,353                       $13,108                          $14,015
 5/31/2001                $12,893                       $13,681                          $14,330
 6/30/2001                $12,481                       $13,244                          $14,012
 7/31/2001                $12,783                       $13,564                          $13,982
 8/31/2001                $12,738                       $13,517                          $13,422
 9/30/2001                $12,124                       $12,865                          $12,478
10/31/2001                $12,106                       $12,846                          $12,370
11/30/2001                $12,630                       $13,402                          $13,089
12/31/2001                $12,915                       $13,705                          $13,398
 1/31/2002                $13,040                       $13,837                          $13,295
 2/28/2002                $13,325                       $14,139                          $13,316
 3/31/2002                $13,741                       $14,581                          $13,946
 4/30/2002                $13,465                       $14,287                          $13,468
 5/31/2002                $13,465                       $14,287                          $13,535
 6/30/2002                $12,718                       $13,495                          $12,758
 7/31/2002                $11,871                       $12,596                          $11,572
 8/31/2002                $11,969                       $12,700                          $11,659
 9/30/2002                $10,825                       $11,487                          $10,363
10/31/2002                $11,567                       $12,274                          $11,131
11/30/2002                $12,551                       $13,318                          $11,832
12/31/2002                $11,976                       $12,708                          $11,318
 1/31/2003                $11,536                       $12,241                          $11,044
 2/28/2003                $10,971                       $11,641                          $10,750
 3/31/2003                $11,043                       $11,718                          $10,767
 4/30/2003                $12,175                       $12,919                          $11,715
 5/31/2003                $13,029                       $13,825                          $12,471
 6/30/2003                $13,208                       $14,015                          $12,627
 7/31/2003                $13,406                       $14,225                          $12,815
 8/31/2003                $13,964                       $14,817                          $13,015
 9/30/2003                $13,554                       $14,383                          $12,888
10/31/2003                $14,392                       $15,272                          $13,677
11/30/2003                $14,618                       $15,511                          $13,862
12/31/2003                $15,340                       $16,278                          $14,717
 1/31/2004                $15,530                       $16,479                          $14,976
 2/29/2004                $15,973                       $16,949                          $15,297
 3/31/2004                $15,807                       $16,773                          $15,163
 4/30/2004                $15,626                       $16,581                          $14,792
 5/31/2004                $15,762                       $16,725                          $14,943
 6/30/2004                $16,129                       $17,115                          $15,296
 7/31/2004                $15,632                       $16,587                          $15,081
 8/31/2004                $15,749                       $16,693                          $15,295
 9/30/2004                $15,957                       $16,913                          $15,532
10/31/2004                $16,030                       $16,980                          $15,790
11/30/2004                $16,491                       $17,450                          $16,589
12/31/2004                $17,204                       $18,206                          $17,144
 1/31/2005                $16,788                       $17,774                          $16,840
 2/28/2005                $17,074                       $18,088                          $17,398
 3/31/2005                $16,889                       $17,882                          $17,159
 4/30/2005                $16,547                       $17,528                          $16,852
 5/31/2005                $16,954                       $17,950                          $17,258
 6/30/2005                $16,973                       $17,970                          $17,447
 7/31/2005                $17,472                       $18,500                          $17,951
 8/31/2005                $17,139                       $18,147                          $17,874
 9/30/2005                $16,954                       $17,950                          $18,124
10/31/2005                $16,658                       $17,646                          $17,663
11/30/2005                $17,315                       $18,333                          $18,241
12/31/2005                $17,270                       $18,291                          $18,352
 1/31/2006                $17,730                       $18,769                          $19,064
 2/28/2006                $17,778                       $18,820                          $19,181
 3/31/2006                $18,209                       $19,278                          $19,441
 4/30/2006                $18,669                       $19,766                          $19,935
 5/31/2006                $18,410                       $19,492                          $19,431
 6/30/2006                $18,266                       $19,339                          $19,555
 7/31/2006                $18,305                       $19,390                          $20,031
 8/31/2006                $18,937                       $20,061                          $20,366
 9/30/2006                $19,579                       $20,733                          $20,772
10/31/2006                $20,279                       $21,476                          $21,452
11/30/2006                $20,777                       $21,994                          $21,942
12/31/2006                $21,066                       $22,304                          $22,434
 1/31/2007                $21,386                       $22,643                          $22,721
 2/28/2007                $20,788                       $22,009                          $22,367
 3/31/2007                $20,840                       $22,064                          $22,713
 4/30/2007                $21,706                       $22,983                          $23,554
 5/31/2007                $22,159                       $23,464                          $24,404
 6/30/2007                $21,912                       $23,201                          $23,833
 7/31/2007                $21,149                       $22,392                          $22,732

--------------------------------------------------------------------------------

1 The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VALUE FUND Class A shares and Investor Class shares for the most recent ten years with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  27

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund outperformed its value benchmark in what we would define as an overheated, deal- and liquidity-driven market environment with a fairly pronounced low-quality bias during most of the period.

o Most of the Fund's outperformance was attributed to favorable stock selection.

o Our cautious outlook is driven by our measured expectation that excessive leveraging and risk-taking could undermine some areas of the market.

STOCK SELECTION WAS A KEY DRIVER OF FUND PERFORMANCE.

The Fund's outperformance in large part was the result of favorable stock selection. We use a bottom-up, fundamental approach to selecting stocks and focus our attention on companies that we believe are undervalued and have the potential for providing long-term performance with minimal risk to principal. The best performing stocks in the Fund during the period included Vodafone Group plc (ADS), McDonald's, and Eaton Corporation. In contrast, the worst performing stocks in the Fund included Countrywide Financial, Boston Scientific, and Zale Corporation. Sector allocation also affected relative performance. For example, the Fund was negatively impacted by its underweighted position in energy, which was one of the stronger performing sectors during the period, but that was more than offset by the Fund's underweighted position in financials, which was the poorest performing group during the period. In addition, the Fund was overweighted in industrials, which also helped performance because industrials were among the best performing stocks during the 12-month period.

--------------------------------------------------------------------------------
   SECTOR DISTRIBUTION 3
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Consumer Discretionery                                                  (15%)
   Consumer Staples                                                        (12%)
   Energy                                                                   (4%)
   Financials                                                              (25%)
   Health Care                                                             (12%)
   Industrial                                                              (17%)
   Information Technology                                                  (11%)
   Telecommunication Services                                               (4%)

--------------------------------------------------------------------------------

3 Sector distribution and portfolio holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and portfolio holdings.

28  Wells Fargo Advantage Large Cap Stock Funds           Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   TEN LARGEST EQUITY HOLDINGS 3,4
   (AS OF JULY 31, 2007)
--------------------------------------------------------------------------------
   American Express Company                                               3.58%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                3.55%
--------------------------------------------------------------------------------
   McDonald's Corporation                                                 3.51%
--------------------------------------------------------------------------------
   Vodafone Group plc ADR                                                 3.46%
--------------------------------------------------------------------------------
   Omnicom Group Incorporated                                             3.36%
--------------------------------------------------------------------------------
   Quest Diagnostics Incorporated                                         3.24%
--------------------------------------------------------------------------------
   Bank of America Corporation                                            3.19%
--------------------------------------------------------------------------------
   Dover Corporation                                                      2.97%
--------------------------------------------------------------------------------
   State Street Corporation                                               2.80%
--------------------------------------------------------------------------------
   Willis Group Holdings Limited                                          2.76%
--------------------------------------------------------------------------------

INTENSIVE RESEARCH GUIDES OUR DECISIONS WHEN WE MAKE CHANGES TO THE FUND'S PORTFOLIO.

We identified several new companies to invest in that had enticing valuations, managerial strength, and competitively advantaged underlying businesses. Examples included Avery Dennison Corp., Diebold, Inc., Henkel KGaA ADR Preferred, Illinois Tool Works, Inc., Wal-Mart Stores Inc., and Williams-Sonoma Inc. To make room for these new holdings, the Fund's positions in Big Lots, General Dynamics, Hasbro, and Royal Dutch were eliminated, as their stocks had reached our valuation targets. The Fund's position in Gannett was eliminated due to continuing fundamental challenges at that company, which made it difficult for us to support our original thesis for owning the stock. Finally, three holdings, American Power Conversion Corp., ARAMARK Corporation, and HCA Inc. were eliminated because they were involved in buyouts and acquisitions.

WE BELIEVE THAT THERE IS REASON FOR INVESTORS TO HAVE SOME MEASURE OF CAUTION.

If one were to look at the history of financial markets, it might suggest that extended periods of uninterrupted success typically leads to decline as greed and complacency--the same factors that provide fuel for extended success--tend to drive investor decisions. Furthermore, as these factors take hold, seeds of potential weakening in the stock market can be sown.

With that in mind, we remain disciplined, focused, and steadfastly committed to our "high-quality, low-risk" investment approach. Our approach is centered on paying a fair price for financially strong companies that are girded by competitively advantaged businesses that we believe will generate strong and dependable cash flows. Even more important, we believe that these characteristics will prove to be especially valuable in a market environment that has shown some signs of slowing down.

--------------------------------------------------------------------------------

4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights           Wells Fargo Advantage Large Cap Stock Funds  29

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF JULY 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                            Including Sales Charge                 Excluding Sales Charge             Expense Ratio
   VALUE FUND                       6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 6    Net 7
------------------------------------------------------------------------------------------------------------------------------------
   Class A (CBTTX)                    (6.82)      8.87    10.93     7.78      (1.11)     15.54    12.24     8.42     2.04%     1.20%
------------------------------------------------------------------------------------------------------------------------------------
   Class B (CBTBX)                    (6.46)      9.62    11.10     7.62      (1.46)     14.62    11.37     7.62     2.80%     1.95%
------------------------------------------------------------------------------------------------------------------------------------
   Class C (CBTCX)                    (2.46)     13.68    11.39     7.63      (1.46)     14.68    11.39     7.63     2.80%     1.95%
------------------------------------------------------------------------------------------------------------------------------------
   Administrator Class (CBTIX)                                                (0.97)     15.79    12.37     8.48     1.89%     0.95%
------------------------------------------------------------------------------------------------------------------------------------
   Investor Class (CBTAX)                                                     (1.11)     15.48    12.19     8.39     2.16%     1.20%
------------------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
------------------------------------------------------------------------------------------------------------------------------------
     Russell 1000 Value Index                                                  0.04      13.47    14.46     8.56
------------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CURRENTLY CLASS A, B, AND C SHARES ARE CLOSED TO NEW INVESTORS.

THE FUND HAS A REDEMPTION FEE OF 1.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 365 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

5 Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the unnamed share class of the C&B Tax Managed Value Portfolio, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to December 1, 2005, the Investor Class was named Class D. Performance shown prior to July 26, 2004 for the Investor Class shares reflects the performance of the unnamed share class of the predecessor fund. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the unnamed share class of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

6 Reflects the gross expense ratio as stated in the December 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

30  Wells Fargo Advantage Large Cap Stock Funds                    Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (February 1, 2007 to July 31, 2007).

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------------
                                                                         Beginning         Ending       Expenses
                                                                       Account Value   Account Value   Paid During     Net Annual
   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                             02-01-2007     07-31-2007       Period 1    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                             $1,000.00       $1,045.40        $ 6.34         1.25%
      Hypothetical (5% Return before expenses)                           $1,000.00       $1,018.60        $ 6.26         1.25%
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                             $1,000.00       $1,042.40        $10.13         2.00%
      Hypothetical (5% Return before expenses)                           $1,000.00       $1,014.88        $ 9.99         2.00%
----------------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                             $1,000.00       $1,047.30        $ 4.77         0.94%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,020.13        $ 4.71         0.94%
----------------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS
      Actual                                                             $1,000.00       $1,048.80        $ 3.86         0.76%
      Hypothetical (5% Return before expenses)                           $1,000.00       $1,021.03        $ 3.81         0.76%
----------------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS
      Actual                                                             $1,000.00       $1,045.40        $ 7.20         1.42%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,017.75        $ 7.10         1.42%
----------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                             $1,000.00       $1,000.00        $ 4.76         0.96%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,020.03        $ 4.81         0.96%
----------------------------------------------------------------------------------------------------------------------------------

Fund Expenses                    Wells Fargo Advantage Large Cap Stock Funds  31

----------------------------------------------------------------------------------------------------------------------------------
                                                                         Beginning         Ending       Expenses
                                                                       Account Value   Account Value   Paid During     Net Annual
   WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND (continued)                02-01-2007      07-31-2007      Period 1    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS
      Actual                                                             $1,000.00       $  998.20        $ 6.79         1.37%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,018.00        $ 6.85         1.37%
----------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                             $1,000.00       $1,115.40        $10.75         2.05%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,014.63        $10.24         2.05%
----------------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                             $1,000.00       $1,121.50        $ 5.05         0.96%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,020.03        $ 4.81         0.96%
----------------------------------------------------------------------------------------------------------------------------------
   ADVISOR CLASS
      Actual                                                             $1,000.00       $1,119.80        $ 6.83         1.30%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,018.35        $ 6.51         1.30%
----------------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS
      Actual                                                             $1,000.00       $1,122.70        $ 4.32         0.82%
      Hypothetical (5% Return before expenses)                           $1,000.00       $1,020.73        $ 4.11         0.82%
----------------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS
      Actual                                                             $1,000.00       $1,119.00        $ 7.72         1.47%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,017.50        $ 7.35         1.47%
----------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                             $1,000.00       $1,043.00        $ 4.86         0.96%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,020.03        $ 4.81         0.96%
----------------------------------------------------------------------------------------------------------------------------------
   ADVISOR CLASS
      Actual                                                             $1,000.00       $1,042.20        $ 5.77         1.14%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,019.14        $ 5.71         1.14%
----------------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS
      Actual                                                             $1,000.00       $1,044.50        $ 3.35         0.66%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,021.52        $ 3.31         0.66%
----------------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS
      Actual                                                             $1,000.00       $1,041.00        $ 6.63         1.31%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,018.30        $ 6.56         1.31%
----------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS
      Actual                                                             $1,000.00       $1,035.80        $ 6.01         1.19%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,018.89        $ 5.96         1.19%
----------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                             $1,000.00       $  988.90        $ 5.92         1.20%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,018.84        $ 6.01         1.20%
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                             $1,000.00       $  985.40        $ 9.60         1.95%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,015.12        $ 9.74         1.95%
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                             $1,000.00       $  985.40        $ 9.60         1.95%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,015.12        $ 9.74         1.95%
----------------------------------------------------------------------------------------------------------------------------------

32  Wells Fargo Advantage Large Cap Stock Funds                    Fund Expenses

----------------------------------------------------------------------------------------------------------------------------------
                                                                         Beginning         Ending        Expenses
                                                                       Account Value   Account Value   Paid During     Net Annual
   WELLS FARGO ADVANTAGE VALUE FUND (continued)                          02-01-2007      07-31-2007      Period 1    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                             $1,000.00       $  990.30        $ 4.69         0.95%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,020.08        $ 4.76         0.95%
----------------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS
      Actual                                                             $1,000.00       $  988.90        $ 5.92         1.20%
      Hypothetical (5% return before expenses)                           $1,000.00       $1,018.84        $ 6.01         1.20%
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  33

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.61%

BIOPHARMACEUTICALS: 4.32%
     355,800  CELGENE CORPORATION+<<                                                                                $  21,547,248
     762,320  GILEAD SCIENCES INCORPORATED+                                                                            28,381,174

                                                                                                                       49,928,422
                                                                                                                    -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.45%
     600,200  LOWE'S COMPANIES INCORPORATED                                                                            16,811,602
                                                                                                                    -------------
BUSINESS SERVICES: 13.41%
     926,800  ADOBE SYSTEMS INCORPORATED+<<                                                                            37,340,772
     351,993  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      28,504,393
      77,945  GOOGLE INCORPORATED CLASS A+                                                                             39,751,950
     329,750  JUNIPER NETWORKS INCORPORATED+<<                                                                          9,879,310
      71,876  MANPOWER INCORPORATED                                                                                     5,681,798
     780,838  MICROSOFT CORPORATION                                                                                    22,636,494
     591,850  ORACLE CORPORATION+                                                                                      11,316,172

                                                                                                                      155,110,889
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 4.10%
     529,276  ABBOTT LABORATORIES                                                                                      26,829,000
     341,000  JOHNSON & JOHNSON                                                                                        20,630,500

                                                                                                                       47,459,500
                                                                                                                    -------------
COAL MINING: 0.68%
     186,900  PEABODY ENERGY CORPORATION                                                                                7,898,394
                                                                                                                    -------------
COMMUNICATIONS: 8.66%
     354,489  AMERICA MOVIL SAB DE CV ADR SERIES L+                                                                    21,226,801
     422,650  AMERICAN TOWER CORPORATION CLASS A+                                                                      17,607,599
   1,029,275  COMCAST CORPORATION CLASS A+<<                                                                           27,039,054
     407,917  NII HOLDINGS INCORPORATED+                                                                               34,273,186

                                                                                                                      100,146,640
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 3.58%
     503,950  JPMORGAN CHASE & COMPANY                                                                                 22,178,840
     286,800  STATE STREET CORPORATION<<                                                                               19,224,204

                                                                                                                       41,403,044
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.39%
   1,208,900  CISCO SYSTEMS INCORPORATED+                                                                              34,949,299
     325,150  COOPER INDUSTRIES LIMITED CLASS A                                                                        17,206,938
     204,997  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  12,570,416
     201,300  NVIDIA CORPORATION+<<                                                                                     9,211,488
     562,870  QUALCOMM INCORPORATED                                                                                    23,443,536
     320,150  TEXAS INSTRUMENTS INCORPORATED                                                                           11,266,079

                                                                                                                      108,647,756
                                                                                                                    -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.56%
     437,100  PAYCHEX INCORPORATED                                                                                     18,087,198
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 2.27%
     504,100  THE COCA-COLA COMPANY                                                                                    26,268,651
                                                                                                                    -------------

34  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
GENERAL MERCHANDISE STORES: 2.76%
     225,600  JC PENNEY COMPANY INCORPORATED                                                                        $  15,349,824
     359,200  WAL-MART STORES INCORPORATED                                                                             16,505,240

                                                                                                                       31,855,064
                                                                                                                    -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.02%
     141,450  MCDERMOTT INTERNATIONAL INCORPORATED+<<                                                                  11,731,863
                                                                                                                    -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.38%
     383,620  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              15,939,411
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.36%
     154,150  APPLE INCORPORATED+                                                                                      20,310,804
     232,650  DEERE & COMPANY                                                                                          28,015,713
     530,600  EMC CORPORATION<<                                                                                         9,821,406
     585,000  HEWLETT-PACKARD COMPANY                                                                                  26,927,550

                                                                                                                       85,075,473
                                                                                                                    -------------
INSURANCE CARRIERS: 3.57%
     372,100  METLIFE INCORPORATED                                                                                     22,407,862
     251,870  WELLPOINT INCORPORATED+                                                                                  18,920,474

                                                                                                                       41,328,336
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.23%
     492,800  THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                 25,729,088
                                                                                                                    -------------
MEDICAL PRODUCTS: 3.83%
     281,550  ALLERGAN INCORPORATED<<                                                                                  16,366,502
     562,200  MERCK & COMPANY INCORPORATED                                                                             27,913,230

                                                                                                                       44,279,732
                                                                                                                    -------------
METAL MINING: 2.10%
     957,300  GOLDCORP INCORPORATED                                                                                    24,324,993
                                                                                                                    -------------
MISCELLANEOUS RETAIL: 4.58%
     343,000  COSTCO WHOLESALE CORPORATION                                                                             20,511,400
     920,930  CVS CAREMARK CORPORATION                                                                                 32,407,527

                                                                                                                       52,918,927
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.13%
     223,650  AMERICAN EXPRESS COMPANY                                                                                 13,092,471
                                                                                                                    -------------
OIL & GAS EXTRACTION: 4.89%
     506,750  CHESAPEAKE ENERGY CORPORATION<<                                                                          17,249,770
     366,200  TRANSOCEAN INCORPORATED+<<                                                                               39,348,190

                                                                                                                       56,597,960
                                                                                                                    -------------
PIPELINES: 1.94%
     697,060  THE WILLIAMS COMPANIES INCORPORATED                                                                      22,480,185
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.85%
      49,600  GOLDMAN SACHS GROUP INCORPORATED                                                                          9,341,664
     194,450  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    12,055,900

                                                                                                                       21,397,564
                                                                                                                    -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.49%
     237,850  CORNING INCORPORATED                                                                                      5,670,344
                                                                                                                    -------------

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  35

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TOBACCO PRODUCTS: 0.99%
     151,200  LOEWS CORPORATION - CAROLINA GROUP                                                                    $  11,459,448
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 9.07%
     276,250  BOEING COMPANY                                                                                           28,572,538
     249,828  GENERAL DYNAMICS CORPORATION                                                                             19,626,488
     183,916  GOODRICH CORPORATION                                                                                     11,570,156
     177,400  TEXTRON INCORPORATED                                                                                     20,026,686
     343,600  UNITED TECHNOLOGIES CORPORATION                                                                          25,072,490

                                                                                                                      104,868,358
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $1,065,540,862)                                                                           1,140,511,313
                                                                                                                    -------------
COLLATERAL FOR SECURITIES LENDING: 14.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.48%
   1,544,109  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,544,109
   4,004,510  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           4,004,510

                                                                                                                        5,548,619
                                                                                                                    -------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 13.93%
$  1,422,896  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47%         08/16/2007         1,422,939
   2,624,985  AQUIFER FUNDING LIMITED++                                                5.31          08/06/2007         2,623,069
     777,243  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.33          09/13/2007           772,377
     599,114  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.35          08/02/2007           599,024
     453,103  ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.35          08/03/2007           452,972
     772,054  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                       5.39          10/25/2007           772,124
     915,193  ATOMIUM FUNDING CORPORATION++                                            5.25          08/07/2007           914,397
   2,933,807  ATOMIUM FUNDING CORPORATION                                              5.26          08/15/2007         2,927,822
     772,054  BANCO SANTANDER TOTTA LOAN+++/-                                          5.33          08/15/2008           772,054
     772,054  BANK OF IRELAND SERIES EXTC+++/-                                         5.35          08/15/2008           772,054
   5,404,380  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
              (MATURITY VALUE $5,405,194)                                              5.42          08/01/2007         5,404,380
   1,544,109  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,544,342)              5.43          08/01/2007         1,544,109
     617,643  BNP PARIBAS+/-                                                           5.33          05/07/2008           617,637
   1,502,337  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $1,502,562)                                                        5.40          08/01/2007         1,502,337
   1,544,109  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $1,544,342)                                                        5.43          08/01/2007         1,544,109
   1,173,523  BUCKINGHAM III CDO LLC                                                   5.33          08/21/2007         1,170,096
     957,347  BUCKINGHAM III CDO LLC                                                   5.37          09/17/2007           950,799
   1,235,287  CAIRN HIGH GRADE FUNDING I LLC++                                         5.29          08/03/2007         1,234,929
     926,465  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31          08/24/2007           923,362
     772,054  CHARIOT FUNDING LLC++                                                    5.33          08/27/2007           769,128
   2,641,692  CHARIOT FUNDING LLC++                                                    5.33          08/28/2007         2,631,284
   2,007,341  CHEYNE FINANCE LLC+++/-                                                  5.34          02/25/2008         2,007,341
   1,544,109  CHEYNE FINANCE LLC+++/-                                                  5.42          05/19/2008         1,544,109
   3,544,347  CIESCO INCORPORATED                                                      5.29          08/31/2007         3,528,858
     308,822  CIT GROUP INCORPORATED+/-                                                5.43          12/19/2007           308,723
     329,976  CIT GROUP INCORPORATED+/-                                                5.59          09/20/2007           329,966
     340,476  CIT GROUP INCORPORATED+/-                                                5.60          11/23/2007           340,466
   6,065,104  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $6,066,017)                                                        5.42          08/01/2007         6,065,104

36  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    154,411  COMERICA BANK+/-                                                         5.32%         02/08/2008     $     154,159
   1,389,790  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                           5.28          08/13/2007         1,387,358
     308,822  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                     5.29          08/08/2007           308,507
   9,486,413  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $9,487,841)                               5.42          08/01/2007         9,486,413
   1,852,930  CULLINAN FINANCE CORPORATION+++/-                                        5.30          02/25/2008         1,852,930
     772,054  CULLINAN FINANCE CORPORATION+++/-                                        5.32          02/12/2008           771,962
     308,822  CULLINAN FINANCE CORPORATION                                             5.34          09/04/2007           307,293
     617,643  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $617,737)                                                5.43          08/01/2007           617,643
   1,544,109  EBBETS FUNDING LLC                                                       5.29          08/17/2007         1,540,511
   1,019,112  EBBETS FUNDING LLC++                                                     5.45          08/01/2007         1,019,112
     247,057  ERASMUS CAPITAL CORPORATION++                                            5.29          08/10/2007           246,734
     259,812  FAIRWAY FINANCE CORPORATION                                              5.33          08/31/2007           258,676
   1,802,160  FALCON ASSET SECURITIZATION CORPORATION                                  5.29          08/07/2007         1,800,592
   1,636,755  FALCON ASSET SECURITIZATION CORPORATION                                  5.32          09/14/2007         1,626,280
   1,587,066  FALCON ASSET SECURITIZATION CORPORATION                                  5.35          08/22/2007         1,582,209
   3,088,217  FIVE FINANCE INCORPORATED+++/-                                           5.30          07/09/2008         3,087,754
     606,588  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.26          08/15/2007           605,350
   1,729,402  GALLEON CAPITAL LLC                                                      5.29          08/09/2007         1,727,378
     925,353  GEMINI SECURITIZATION CORPORATION                                        5.29          08/09/2007           924,271
   1,374,257  GEMINI SECURITIZATION CORPORATION                                        5.29          08/15/2007         1,371,453
     852,008  GEMINI SECURITIZATION CORPORATION                                        5.36          08/01/2007           852,008
   1,914,695  GEORGE STREET FINANCE LLC++                                              5.31          08/23/2007         1,908,549
   1,052,622  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $1,052,778)                               5.32          08/01/2007         1,052,622
   4,632,326  GRAMPIAN FUNDING LLC                                                     5.29          08/20/2007         4,619,495
   1,544,109  HARRIER FINANCE FUNDING LLC                                              5.29          08/17/2007         1,540,511
     524,997  HARRIER FINANCE FUNDING LLC                                              5.29          08/20/2007           523,543
     772,054  HARRIER FINANCE FUNDING LLC+++/-                                         5.31          01/11/2008           772,132
     308,822  HARRIER FINANCE FUNDING LLC+/-                                           5.34          04/25/2008           308,822
     353,601  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.29          08/07/2007           353,293
   1,882,670  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.30          08/08/2007         1,880,750
   1,544,109  HUDSON-THAMES LLC+++/-                                                   5.33          06/16/2008         1,544,016
   2,007,341  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39          08/16/2008         2,007,341
     772,054  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                               5.33          08/22/2008           772,101
   1,852,930  JUPITER SECURITIZATION CORPORATION++                                     5.29          08/06/2007         1,851,578
   5,187,063  JUPITER SECURITIZATION CORPORATION++                                     5.29          08/14/2007         5,177,207
     308,822  K2 (USA) LLC+++/-                                                        5.33          09/28/2007           308,822
   1,775,725  KESTREL FUNDING US LLC+++/-                                              5.29          02/25/2008         1,775,796
   1,235,287  KESTREL FUNDING US LLC                                                   5.32          08/13/2007         1,233,125
     308,822  KESTREL FUNDING US LLC+/-                                                5.34          04/25/2008           308,822
     765,353  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.30          08/02/2007           765,238
     625,704  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.30          08/14/2007           624,515
     506,313  LEGACY CAPITAL CORPORATION                                               5.40          08/01/2007           506,313
     617,643  LIBERTY HARBOUR CDO II LIMITED                                           5.39          08/23/2007           615,661

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  37

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,235,287  LIBERTY STREET FUNDING CORPORATION++                                     5.29%         08/09/2007     $   1,233,842
     749,757  LIBERTY STREET FUNDING CORPORATION                                       5.34          08/29/2007           746,698
   2,285,281  LIQUID FUNDING LIMITED+++/-                                              5.33          06/11/2008         2,284,870
   2,069,106  LIQUID FUNDING LIMITED+++/-                                              5.34          11/13/2007         2,069,106
     651,614  METLIFE GLOBAL FUNDING I+++/-                                            5.43          10/05/2007           651,725
     772,054  MORGAN STANLEY+/-                                                        5.45          08/07/2007           772,054
   6,369,206  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,370,165)                                              5.42          08/01/2007         6,369,206
     142,830  MORGAN STANLEY SERIES EXL+/-                                             5.38          08/15/2008           142,781
     123,529  NATIONAL CITY BANK+/-                                                    5.46          09/04/2007           123,532
     463,233  NEWPORT FUNDING CORPORATION                                              5.30          08/24/2007           461,681
   1,933,255  NEWPORT FUNDING CORPORATION                                              5.30          09/04/2007         1,923,685
   1,544,109  NORTH SEA FUNDING LLC                                                    5.32          08/27/2007         1,538,257
   1,544,109  NORTHERN ROCK PLC+++/-                                                   5.34          08/05/2008         1,544,556
     880,142  PREMIUM ASSET TRUST+++/-                                                 5.48          12/21/2007           880,107
     772,054  PREMIUM ASSET TRUST SERIES 06-B+++/-                                     5.37          12/16/2007           772,054
     586,761  PYXIS MASTER TRUST SERIES 2007-3+++/-                                    5.37          11/27/2007           586,761
     124,918  RACERS TRUST SERIES 2004-6-MM+++/-                                       5.37          01/22/2008           124,948
     688,055  RANGER FUNDING CORPORATION                                               5.29          08/24/2007           685,750
     615,821  RANGER FUNDING CORPORATION                                               5.30          08/31/2007           613,130
   3,088,217  SAINT GERMAIN FUNDING                                                    5.30          08/02/2007         3,087,754
   1,111,758  SEDNA FINANCE INCORPORATED+++/-                                          5.29          04/10/2008         1,111,703
   1,080,876  SHEFFIELD RECEIVABLES CORPORATION++                                      5.28          08/03/2007         1,080,563
     787,495  SHIPROCK FINANCE SERIES 2007-4A+++/-                                     5.39          04/11/2008           787,495
   1,536,913  SIMBA FUNDING CORPORATION                                                5.28          08/16/2007         1,533,547
     123,529  SKANDINAVISKA ENSKILDA BANKEN AB                                         5.16          08/20/2007           123,187
     772,054  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.30          02/04/2008           771,282
     602,202  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.30          02/29/2008           602,202
     617,643  SLM CORPORATION+++/-                                                     5.32          05/12/2008           612,758
     277,940  STANFIELD VICTORIA FUNDING LLC++                                         5.28          08/20/2007           277,170
     957,347  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.36          04/03/2008           957,749
   1,544,109  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.37          02/15/2008         1,544,711
   1,156,908  TARGET CORPORATION                                                       5.37          08/01/2007         1,156,908
     996,074  TASMAN FUNDING INCORPORATED++                                            5.31          09/28/2007           987,667
      87,674  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.30          08/21/2007            87,418
     178,530  TRAVELERS INSURANCE COMPANY+/-                                           5.39          02/08/2008           178,526
   3,088,217  UBS FINANCE (DELAWARE) LLC                                               5.28          08/30/2007         3,075,154
   1,235,287  UNICREDITO ITALIANO BANK (IRELAND)                                       5.34          08/09/2007         1,233,842
     772,054  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                       5.34          08/14/2008           772,186
     772,054  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                       5.34          08/08/2008           772,255
     752,599  VERSAILLES CDS LLC                                                       5.29          08/03/2007           752,380
     416,909  VERSAILLES CDS LLC                                                       5.34          09/07/2007           414,662
     617,643  VETRA FINANCE INCORPORATED++                                             5.32          09/28/2007           612,431
   1,327,933  VICTORIA FINANCE LLC+++/-                                                5.45          07/28/2008         1,327,562
   1,729,402  WHISTLEJACKET CAPITAL LIMITED                                            5.31          08/15/2007         1,725,874
   1,544,109  WHITE PINE FINANCE LLC+++/-                                              5.32          02/22/2008         1,544,711

38  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    671,224  WINDMILL FUNDING CORPORATION++                                           5.29%         08/08/2007   $       670,539
   2,803,700  WORLD OMNI VEHICLE LEASING++                                             5.29          08/10/2007         2,800,027
     617,643  ZELA FINANCE CORPORATION                                                 5.37          10/26/2007           609,909

                                                                                                                      161,161,329
                                                                                                                  ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $166,709,948)                                                           166,709,948
                                                                                                                  ---------------

SHARES
SHORT-TERM INVESTMENTS: 0.83%

   9,560,650  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              9,560,650
                                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,560,650)                                                                          9,560,650
                                                                                                                  ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,241,811,460)*                      113.85%                                                               $ 1,316,781,911
OTHER ASSETS AND LIABILITIES, NET           (13.85)                                                                  (160,187,091)
                                            ------                                                                ---------------
TOTAL NET ASSETS                            100.00%                                                               $ 1,156,594,820
                                            ------                                                                ---------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $9,560,650.

* Cost for federal income tax purposes is $1,241,856,922 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $  95,672,412
      Gross unrealized depreciation                  (20,747,423)
                                                   -------------
      Net unrealized appreciation (depreciation)   $  74,924,989

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  39

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.77%

BUSINESS SERVICES: 1.53%
     105,400  MICROSOFT CORPORATION                                                                                 $   3,055,546
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 13.62%
       9,900  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       855,063
      56,600  BRISTOL-MYERS SQUIBB COMPANY                                                                              1,608,006
      59,100  DOW CHEMICAL COMPANY                                                                                      2,569,668
     115,700  E.I. DU PONT DE NEMOURS & COMPANY                                                                         5,406,661
      40,500  ELI LILLY & COMPANY                                                                                       2,190,645
      20,000  JOHNSON & JOHNSON                                                                                         1,210,000
     276,400  PFIZER INCORPORATED                                                                                       6,498,164
      81,500  PROCTER & GAMBLE COMPANY                                                                                  5,041,590
      37,900  WYETH                                                                                                     1,838,908

                                                                                                                       27,218,705
                                                                                                                    -------------
COMMUNICATIONS: 6.55%
     175,980  AT&T INCORPORATED                                                                                         6,891,377
      91,600  VERIZON COMMUNICATIONS INCORPORATED                                                                       3,903,992
      75,500  VODAFONE GROUP PLC ADR<<                                                                                  2,291,425

                                                                                                                       13,086,794
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 18.62%
     116,200  BANK OF AMERICA CORPORATION                                                                               5,510,204
      71,649  BANK OF NEW YORK MELLON CORPORATION                                                                       3,048,665
      38,600  BB&T CORPORATION                                                                                          1,444,412
     141,900  CITIGROUP INCORPORATED                                                                                    6,608,283
     129,200  JPMORGAN CHASE & COMPANY                                                                                  5,686,092
      34,900  KEYCORP                                                                                                   1,210,681
      20,200  PNC FINANCIAL SERVICES GROUP                                                                              1,346,330
      66,677  REGIONS FINANCIAL CORPORATION                                                                             2,004,977
      17,800  STATE STREET CORPORATION                                                                                  1,193,134
      15,000  SUNTRUST BANKS INCORPORATED<<                                                                             1,174,500
      91,000  US BANCORP                                                                                                2,725,450
      80,900  WACHOVIA CORPORATION<<                                                                                    3,819,289
      37,900  WASHINGTON MUTUAL INCORPORATED                                                                            1,422,387

                                                                                                                       37,194,404
                                                                                                                    -------------
EATING & DRINKING PLACES: 3.05%
     127,400  MCDONALD'S CORPORATION<<                                                                                  6,098,638
                                                                                                                    -------------
ELECTRIC, GAS & SANITARY SERVICES: 5.46%
      35,300  AMEREN CORPORATION<<                                                                                      1,693,694
      31,800  CONSOLIDATED EDISON INCORPORATED<<                                                                        1,389,024
      30,100  DOMINION RESOURCES INCORPORATED                                                                           2,535,022
      79,000  DUKE ENERGY CORPORATION                                                                                   1,345,370
       9,100  EXELON CORPORATION                                                                                          638,365
      39,500  SPECTRA ENERGY CORPORATION                                                                                1,006,065
      68,500  THE SOUTHERN COMPANY                                                                                      2,304,340

                                                                                                                       10,911,880
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.18%
       8,300  EMERSON ELECTRIC COMPANY                                                                                    390,681
     256,900  GENERAL ELECTRIC COMPANY                                                                                  9,957,444

                                                                                                                       10,348,125
                                                                                                                    -------------

40  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.31%
      11,400  ILLINOIS TOOL WORKS INCORPORATED                                                                      $     627,570
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 3.36%
      32,200  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     1,570,394
      13,900  GENERAL MILLS INCORPORATED                                                                                  773,118
      16,700  H.J. HEINZ COMPANY                                                                                          730,792
      35,846  KRAFT FOODS INCORPORATED CLASS A                                                                          1,173,957
      47,200  THE COCA-COLA COMPANY                                                                                     2,459,592

                                                                                                                        6,707,853
                                                                                                                    -------------
FORESTRY: 0.60%
      16,700  WEYERHAEUSER COMPANY                                                                                      1,189,708
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.17%
      45,300  3M COMPANY                                                                                                4,028,076
      29,900  CATERPILLAR INCORPORATED                                                                                  2,356,120
      11,100  DEERE & COMPANY                                                                                           1,336,662
      42,200  HEWLETT-PACKARD COMPANY                                                                                   1,942,466
      89,200  INTEL CORPORATION                                                                                         2,106,904
      35,100  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                             3,883,815
      14,600  PITNEY BOWES INCORPORATED                                                                                   673,060

                                                                                                                       16,327,103
                                                                                                                    -------------
INSURANCE CARRIERS: 3.26%
      50,200  ALLSTATE CORPORATION                                                                                      2,668,130
      27,800  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,784,204
      15,100  CHUBB CORPORATION                                                                                           761,191
      21,516  LINCOLN NATIONAL CORPORATION                                                                              1,297,845

                                                                                                                        6,511,370
                                                                                                                    -------------
MEDICAL PRODUCTS: 0.51%
      20,300  MERCK & COMPANY INCORPORATED                                                                              1,007,895
                                                                                                                    -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.28%
      19,700  HASBRO INCORPORATED                                                                                         551,994
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.27%
      30,000  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                     1,139,100
      15,820  CAPITAL ONE FINANCIAL CORPORATION                                                                         1,119,423
      11,850  DISCOVER FINANCIAL SERVICES+                                                                                273,143

                                                                                                                        2,531,666
                                                                                                                    -------------
OIL & GAS EXTRACTION: 3.53%
      32,800  ANADARKO PETROLEUM CORPORATION<<                                                                          1,650,824
      40,000  CABOT OIL & GAS CORPORATION                                                                               1,368,000
      19,700  EOG RESOURCES INCORPORATED                                                                                1,380,970
      12,600  SCHLUMBERGER LIMITED<<                                                                                    1,193,472
      18,600  TOTAL SA ADR                                                                                              1,462,146

                                                                                                                        7,055,412
                                                                                                                    -------------
PAPER & ALLIED PRODUCTS: 0.56%
      30,400  INTERNATIONAL PAPER COMPANY                                                                               1,126,928
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 11.16%
      44,420  CHEVRON CORPORATION<<                                                                                     3,787,249
      66,845  CONOCOPHILLIPS                                                                                            5,403,750

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  41

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (CONTINUED)
     116,800  EXXON MOBIL CORPORATION                                                                               $   9,943,184
      21,000  MARATHON OIL CORPORATION                                                                                  1,159,200
       8,200  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                           636,238
      20,300  VALERO ENERGY CORPORATION                                                                                 1,360,303

                                                                                                                       22,289,924
                                                                                                                    -------------
PRIMARY METAL INDUSTRIES: 1.44%
      45,700  ALCOA INCORPORATED                                                                                        1,745,740
      11,500  UNITED STATES STEEL CORPORATION                                                                           1,130,335

                                                                                                                        2,876,075
                                                                                                                    -------------
RAILROAD TRANSPORTATION: 0.68%
      28,600  CSX CORPORATION                                                                                           1,355,926
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.26%
      12,500  GOLDMAN SACHS GROUP INCORPORATED                                                                          2,354,250
      23,600  MERRILL LYNCH & COMPANY INCORPORATED                                                                      1,751,120
      42,700  MORGAN STANLEY                                                                                            2,727,249
      32,100  T. ROWE PRICE GROUP INCORPORATED                                                                          1,673,373

                                                                                                                        8,505,992
                                                                                                                    -------------
TOBACCO PRODUCTS: 1.72%
      51,800  ALTRIA GROUP INCORPORATED                                                                                 3,443,146
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 2.84%
      14,400  BOEING COMPANY                                                                                            1,489,392
      72,900  HONEYWELL INTERNATIONAL INCORPORATED                                                                      4,192,479

                                                                                                                        5,681,871
                                                                                                                    -------------
WHOLESALE TRADE-DURABLE GOODS: 0.81%
      24,100  KIMBERLY-CLARK CORPORATION<<                                                                              1,621,207
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $163,458,629)                                                                               197,325,732
                                                                                                                    -------------
COLLATERAL FOR SECURITIES LENDING: 15.28%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.51%
     282,801  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      282,801
     733,420  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             733,420

                                                                                                                        1,016,221
                                                                                                                    -------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.77%
$    260,601  AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47%          08/16/2007           260,609
     480,762  AQUIFER FUNDING LIMITED++                                               5.31           08/06/2007           480,411
     142,351  ATLANTIC ASSET SECURITIZATION CORPORATION                               5.33           09/13/2007           141,460
     109,727  ATLANTIC ASSET SECURITIZATION CORPORATION                               5.35           08/02/2007           109,710
      82,985  ATLANTIC ASSET SECURITIZATION CORPORATION++                             5.35           08/03/2007            82,961
     141,401  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                      5.39           10/25/2007           141,413
     167,616  ATOMIUM FUNDING CORPORATION++                                           5.25           08/07/2007           167,471
     537,323  ATOMIUM FUNDING CORPORATION                                             5.26           08/15/2007           536,226
     141,401  BANCO SANTANDER TOTTA LOAN+++/-                                         5.33           08/15/2008           141,401
     141,401  BANK OF IRELAND SERIES EXTC+++/-                                        5.35           08/15/2008           141,401
     989,805  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
              (MATURITY VALUE $989,954)                                               5.42           08/01/2007           989,805

42  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    282,801  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $282,844)               5.43%          08/01/2007     $     282,801
     113,121  BNP PARIBAS+/-                                                          5.33           05/07/2008           113,119
     275,151  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $275,192)                                               5.40           08/01/2007           275,151
     282,801  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $282,844)                                               5.43           08/01/2007           282,801
     214,929  BUCKINGHAM III CDO LLC                                                  5.33           08/21/2007           214,301
     175,337  BUCKINGHAM III CDO LLC                                                  5.37           09/17/2007           174,138
     226,241  CAIRN HIGH GRADE FUNDING I LLC++                                        5.29           08/03/2007           226,175
     169,681  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31           08/24/2007           169,112
     141,401  CHARIOT FUNDING LLC++                                                   5.33           08/27/2007           140,865
     483,822  CHARIOT FUNDING LLC++                                                   5.33           08/28/2007           481,916
     367,642  CHEYNE FINANCE LLC+++/-                                                 5.34           02/25/2008           367,642
     282,801  CHEYNE FINANCE LLC+++/-                                                 5.42           05/19/2008           282,801
     649,142  CIESCO INCORPORATED                                                     5.29           08/31/2007           646,305
      56,560  CIT GROUP INCORPORATED+/-                                               5.43           12/19/2007            56,542
      60,435  CIT GROUP INCORPORATED+/-                                               5.59           09/20/2007            60,433
      62,358  CIT GROUP INCORPORATED+/-                                               5.60           11/23/2007            62,356
   1,110,815  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $1,110,983)                                                       5.42           08/01/2007         1,110,815
      28,280  COMERICA BANK+/-                                                        5.32           02/08/2008            28,234
     254,538  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                          5.28           08/13/2007           254,093
      56,560  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                    5.29           08/08/2007            56,503
   1,737,423  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $1,737,685)                              5.42           08/01/2007         1,737,423
     339,362  CULLINAN FINANCE CORPORATION+++/-                                       5.30           02/25/2008           339,362
     141,401  CULLINAN FINANCE CORPORATION+++/-                                       5.32           02/12/2008           141,384
      56,560  CULLINAN FINANCE CORPORATION                                            5.34           09/04/2007            56,280
     113,121  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $113,138)                                               5.43           08/01/2007           113,121
     282,801  EBBETS FUNDING LLC                                                      5.29           08/17/2007           282,142
     186,649  EBBETS FUNDING LLC++                                                    5.45           08/01/2007           186,649
      45,248  ERASMUS CAPITAL CORPORATION++                                           5.29           08/10/2007            45,189
      47,584  FAIRWAY FINANCE CORPORATION                                             5.33           08/31/2007            47,376
     330,063  FALCON ASSET SECURITIZATION CORPORATION                                 5.29           08/07/2007           329,776
     299,769  FALCON ASSET SECURITIZATION CORPORATION                                 5.32           09/14/2007           297,851
     290,669  FALCON ASSET SECURITIZATION CORPORATION                                 5.35           08/22/2007           289,779
     565,603  FIVE FINANCE INCORPORATED+++/-                                          5.30           07/09/2008           565,518
     111,096  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.26           08/15/2007           110,869
     316,738  GALLEON CAPITAL LLC                                                     5.29           08/09/2007           316,367
     169,477  GEMINI SECURITIZATION CORPORATION                                       5.29           08/09/2007           169,279
     251,693  GEMINI SECURITIZATION CORPORATION                                       5.29           08/15/2007           251,180
     156,044  GEMINI SECURITIZATION CORPORATION                                       5.36           08/01/2007           156,044
     350,674  GEORGE STREET FINANCE LLC++                                             5.31           08/23/2007           349,548
     192,786  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $192,815)                                5.32           08/01/2007           192,786
     848,404  GRAMPIAN FUNDING LLC                                                    5.29           08/20/2007           846,054
     282,801  HARRIER FINANCE FUNDING LLC                                             5.29           08/17/2007           282,142
      96,152  HARRIER FINANCE FUNDING LLC                                             5.29           08/20/2007            95,886
     141,401  HARRIER FINANCE FUNDING LLC+++/-                                        5.31           01/11/2008           141,415

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  43

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     56,560  HARRIER FINANCE FUNDING LLC+/-                                          5.34%          04/25/2008     $      56,560
      64,762  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.29           08/07/2007            64,705
     344,808  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.30           08/08/2007           344,457
     282,801  HUDSON-THAMES LLC+++/-                                                  5.33           06/16/2008           282,784
     367,642  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39           08/16/2008           367,642
     141,401  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                              5.33           08/22/2008           141,409
     339,362  JUPITER SECURITIZATION CORPORATION++                                    5.29           08/06/2007           339,114
     950,003  JUPITER SECURITIZATION CORPORATION++                                    5.29           08/14/2007           948,198
      56,560  K2 (USA) LLC+++/-                                                       5.33           09/28/2007            56,560
     325,222  KESTREL FUNDING US LLC+++/-                                             5.29           02/25/2008           325,235
     226,241  KESTREL FUNDING US LLC                                                  5.32           08/13/2007           225,845
      56,560  KESTREL FUNDING US LLC+/-                                               5.34           04/25/2008            56,560
     140,173  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30           08/02/2007           140,152
     114,597  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30           08/14/2007           114,379
      92,731  LEGACY CAPITAL CORPORATION                                              5.40           08/01/2007            92,731
     113,121  LIBERTY HARBOUR CDO II LIMITED                                          5.39           08/23/2007           112,757
     226,241  LIBERTY STREET FUNDING CORPORATION++                                    5.29           08/09/2007           225,976
     137,317  LIBERTY STREET FUNDING CORPORATION                                      5.34           08/29/2007           136,757
     418,546  LIQUID FUNDING LIMITED+++/-                                             5.33           06/11/2008           418,471
     378,954  LIQUID FUNDING LIMITED+++/-                                             5.34           11/13/2007           378,954
     119,342  METLIFE GLOBAL FUNDING I+++/-                                           5.43           10/05/2007           119,362
     141,401  MORGAN STANLEY+/-                                                       5.45           08/07/2007           141,401
   1,166,511  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,166,687)                                             5.42           08/01/2007         1,166,511
      26,159  MORGAN STANLEY SERIES EXL+/-                                            5.38           08/15/2008            26,150
      22,624  NATIONAL CITY BANK+/-                                                   5.46           09/04/2007            22,625
      84,840  NEWPORT FUNDING CORPORATION                                             5.30           08/24/2007            84,556
     354,073  NEWPORT FUNDING CORPORATION                                             5.30           09/04/2007           352,320
     282,801  NORTH SEA FUNDING LLC                                                   5.32           08/27/2007           281,730
     282,801  NORTHERN ROCK PLC+++/-                                                  5.34           08/05/2008           282,883
     161,197  PREMIUM ASSET TRUST+++/-                                                5.48           12/21/2007           161,190
     141,401  PREMIUM ASSET TRUST SERIES 06-B+++/-                                    5.37           12/16/2007           141,401
     107,465  PYXIS MASTER TRUST SERIES 2007-3+++/-                                   5.37           11/27/2007           107,465
      22,879  RACERS TRUST SERIES 2004-6-MM+++/-                                      5.37           01/22/2008            22,884
     126,016  RANGER FUNDING CORPORATION                                              5.29           08/24/2007           125,594
     112,787  RANGER FUNDING CORPORATION                                              5.30           08/31/2007           112,294
     565,603  SAINT GERMAIN FUNDING                                                   5.30           08/02/2007           565,518
     203,617  SEDNA FINANCE INCORPORATED+++/-                                         5.29           04/10/2008           203,607
     197,961  SHEFFIELD RECEIVABLES CORPORATION++                                     5.28           08/03/2007           197,904
     144,229  SHIPROCK FINANCE SERIES 2007-4A+++/-                                    5.39           04/11/2008           144,229
     281,483  SIMBA FUNDING CORPORATION                                               5.28           08/16/2007           280,867
      22,624  SKANDINAVISKA ENSKILDA BANKEN AB                                        5.16           08/20/2007            22,561
     141,401  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30           02/04/2008           141,259
     110,293  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30           02/29/2008           110,293
     113,121  SLM CORPORATION+++/-                                                    5.32           05/12/2008           112,226
      50,904  STANFIELD VICTORIA FUNDING LLC++                                        5.28           08/20/2007            50,763
     175,337  STANFIELD VICTORIA FUNDING LLC+++/-                                     5.36           04/03/2008           175,410

44  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    282,801  STANFIELD VICTORIA FUNDING LLC+++/-                                     5.37%          02/15/2008     $     282,912
     211,886  TARGET CORPORATION                                                      5.37           08/01/2007           211,886
     182,429  TASMAN FUNDING INCORPORATED++                                           5.31           09/28/2007           180,890
      16,057  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      5.30           08/21/2007            16,011
      32,697  TRAVELERS INSURANCE COMPANY+/-                                          5.39           02/08/2008            32,697
     565,603  UBS FINANCE (DELAWARE) LLC                                              5.28           08/30/2007           563,210
     226,241  UNICREDITO ITALIANO BANK (IRELAND)                                      5.34           08/09/2007           225,976
     141,401  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                      5.34           08/14/2008           141,425
     141,401  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      5.34           08/08/2008           141,437
     137,837  VERSAILLES CDS LLC                                                      5.29           08/03/2007           137,797
      76,356  VERSAILLES CDS LLC                                                      5.34           09/07/2007            75,945
     113,121  VETRA FINANCE INCORPORATED++                                            5.32           09/28/2007           112,166
     243,209  VICTORIA FINANCE LLC+++/-                                               5.45           07/28/2008           243,141
     316,738  WHISTLEJACKET CAPITAL LIMITED                                           5.31           08/15/2007           316,091
     282,801  WHITE PINE FINANCE LLC+++/-                                             5.32           02/22/2008           282,912
     122,934  WINDMILL FUNDING CORPORATION++                                          5.29           08/08/2007           122,808
     513,494  WORLD OMNI VEHICLE LEASING++                                            5.29           08/10/2007           512,821
     113,121  ZELA FINANCE CORPORATION                                                5.37           10/26/2007           111,707

                                                                                                                       29,516,472
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $30,532,693)                                                             30,532,693
                                                                                                                    -------------

SHARES
SHORT-TERM INVESTMENTS: 1.42%
   2,834,718  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              2,834,718
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,834,718)                                                                          2,834,718
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $196,826,040)*                                         115.47%                                                $ 230,693,143
OTHER ASSETS AND LIABILITIES, NET                            (15.47)                                                  (30,912,999)
                                                            -------                                                 -------------
TOTAL NET ASSETS                                             100.00%                                                $ 199,780,144
                                                            -------                                                 -------------

--------------------------------------------------------------------------------

<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $2,834,718.

* Cost for federal income tax purposes is $198,771,439 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                    $ 38,088,140
      Gross unrealized depreciation                      (6,166,436)
                                                       ------------
      Net unrealized appreciation (depreciation)       $ 31,921,704

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  45
GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.14%

AMUSEMENT & RECREATION SERVICES: 2.02%
     580,000  LIFE TIME FITNESS INCORPORATED+<<                                                                   $    29,823,600
                                                                                                                  ---------------
APPAREL & ACCESSORY STORES: 0.41%
     165,000  ZUMIEZ INCORPORATED+<<                                                                                    6,103,350
                                                                                                                  ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.37%
     230,000  CARMAX INCORPORATED+<<                                                                                    5,503,900
                                                                                                                  ---------------
BIOPHARMACEUTICALS: 2.93%
     210,000  CELGENE CORPORATION+<<                                                                                   12,717,600
     185,000  CEPHALON INCORPORATED+<<                                                                                 13,900,900
     450,000  GILEAD SCIENCES INCORPORATED+<<                                                                          16,753,500

                                                                                                                       43,372,000
                                                                                                                  ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.30%
     100,000  FASTENAL COMPANY<<                                                                                        4,507,000
                                                                                                                  ---------------
BUSINESS SERVICES: 12.08%
     250,000  ACTIVISION INCORPORATED+<<                                                                                4,277,500
      90,000  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                       3,056,400
     175,000  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+<<                                                           3,981,250
     160,000  AUTODESK INCORPORATED+<<                                                                                  6,779,200
      65,000  CERNER CORPORATION+<<                                                                                     3,436,550
     130,000  COGENT COMMUNICATIONS GROUP INCORPORATED+                                                                 3,728,400
     360,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+<<                                                    29,152,800
     230,000  DEALERTRACK HOLDINGS INCORPORATED+                                                                        8,293,800
      98,000  GOOGLE INCORPORATED CLASS A+<<                                                                           49,980,000
     505,000  HURON CONSULTING GROUP INCORPORATED+<<                                                                   34,304,650
     125,000  IMS HEALTH INCORPORATED                                                                                   3,516,250
      25,550  LIMELIGHT NETWORKS INCORPORATED+<<                                                                          422,853
      80,000  MASTERCARD INCORPORATED CLASS A<<                                                                        12,864,000
     390,050  PHASE FORWARD INCORPORATED+                                                                               6,704,960
     290,000  SALARY.COM INCORPORATED+<<                                                                                3,755,500
     162,950  VOCUS INCORPORATED+                                                                                       4,577,266

                                                                                                                      178,831,379
                                                                                                                  ---------------
CHEMICALS & ALLIED PRODUCTS: 7.68%
     215,000  ABBOTT LABORATORIES                                                                                      10,898,350
     115,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     9,932,550
     700,000  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                  12,642,000
      50,000  CHATTEM INCORPORATED+                                                                                     2,808,000
     100,000  COLGATE-PALMOLIVE COMPANY                                                                                 6,600,000
      90,000  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             4,356,900
     165,000  MGI PHARMA INCORPORATED+                                                                                  4,129,950
     265,000  MONSANTO COMPANY                                                                                         17,079,250
     525,000  PHYSICIANS FORMULA HOLDING INCORPORATED+                                                                  7,848,750
     295,000  PRAXAIR INCORPORATED                                                                                     22,602,900
     285,000  SCHERING-PLOUGH CORPORATION                                                                               8,133,900
      90,000  SHIRE PLC ADR                                                                                             6,641,100

                                                                                                                      113,673,650
                                                                                                                  ---------------
COAL MINING: 0.25%
      90,000  CONSOL ENERGY INCORPORATED                                                                                3,748,500
                                                                                                                  ---------------

46  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMUNICATIONS: 10.88%
     225,000  AMERICA MOVIL SAB DE CV ADR SERIES L+                                                               $    13,473,000
     220,000  AMERICAN TOWER CORPORATION CLASS A+<<                                                                     9,165,200
      55,000  ANIXTER INTERNATIONAL INCORPORATED                                                                        4,545,750
     265,000  AT&T INCORPORATED<<                                                                                      10,377,400
     440,000  CBEYOND INCORPORATED+<<                                                                                  15,562,800
     120,000  COMCAST CORPORATION CLASS A+<<                                                                            3,140,400
      89,450  CROWN CASTLE INTERNATIONAL CORPORATION+                                                                   3,242,563
      80,000  EQUINIX INCORPORATED+<<                                                                                   6,952,800
     525,000  FOUNDRY NETWORKS INCORPORATED+<<                                                                          9,234,750
      33,000  LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                               2,917,200
     950,000  NII HOLDINGS INCORPORATED+<<                                                                             79,819,000
      70,000  SAVVIS INCORPORATED+<<                                                                                    2,629,200

                                                                                                                      161,060,063
                                                                                                                  ---------------
COMMUNICATIONS EQUIPMENT: 0.20%
      55,000  COMMSCOPE INCORPORATED+<<                                                                                 2,993,650
                                                                                                                  ---------------
DEPOSITORY INSTITUTIONS: 0.53%
     150,000  SVB FINANCIAL GROUP+<<                                                                                    7,902,000
                                                                                                                  ---------------
EATING & DRINKING PLACES: 1.41%
      75,222  BJ'S RESTAURANTS INCORPORATED+<<                                                                          1,504,440
      15,000  CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                    1,325,100
      45,000  MCDONALD'S CORPORATION                                                                                    2,154,150
   1,335,000  TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                  15,846,450

                                                                                                                       20,830,140
                                                                                                                  ---------------
EDUCATIONAL SERVICES: 0.30%
      72,000  NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED                                                    4,370,058
                                                                                                                  ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.93%
     820,000  CISCO SYSTEMS INCORPORATED+                                                                              23,706,200
     420,000  COMTECH GROUP INCORPORATED+<<                                                                             5,972,400
     255,000  EMERSON ELECTRIC COMPANY                                                                                 12,002,850
     395,000  GENERAL ELECTRIC COMPANY<<                                                                               15,310,200
     410,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                        14,887,100
     225,000  NOKIA OYJ ADR                                                                                             6,444,000
     255,000  NVIDIA CORPORATION+                                                                                      11,668,800
     830,000  ON SEMICONDUCTOR CORPORATION+<<                                                                           9,810,600
     185,000  QUALCOMM INCORPORATED                                                                                     7,705,250
      65,000  SILICON LABORATORIES INCORPORATED+<<                                                                      2,263,950
     215,000  TEXAS INSTRUMENTS INCORPORATED                                                                            7,565,850

                                                                                                                      117,337,200
                                                                                                                  ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.60%
      35,000  IHS INCORPORATED+<<                                                                                       1,659,700
     175,000  PAYCHEX INCORPORATED                                                                                      7,241,500

                                                                                                                        8,901,200
                                                                                                                  ---------------
FINANCIAL SERVICES: 0.76%
     375,000  JANUS CAPITAL GROUP INCORPORATED<<                                                                       11,272,500
                                                                                                                  ---------------
FOOD & KINDRED PRODUCTS: 0.16%
      35,000  PEPSICO INCORPORATED<<                                                                                    2,296,700
                                                                                                                  ---------------

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  47

GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
GENERAL MERCHANDISE STORES: 1.00%
     245,000  TARGET CORPORATION<<                                                                                $    14,839,650
                                                                                                                  ---------------
HEALTH SERVICES: 2.49%
     370,000  COVANCE INCORPORATED+<<                                                                                  26,110,900
     120,000  HEALTHWAYS INCORPORATED+<<                                                                                5,244,000
     160,000  PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                     5,454,400

                                                                                                                       36,809,300
                                                                                                                  ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.28%
     300,000  FOSTER WHEELER LIMITED+                                                                                  33,717,000
                                                                                                                  ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.78%
      97,000  APPLE INCORPORATED+                                                                                      12,780,720
     115,000  EMC CORPORATION<<                                                                                         2,128,650
     210,000  GAMESTOP CORPORATION CLASS A+                                                                             8,473,500
     485,000  HEWLETT-PACKARD COMPANY                                                                                  22,324,550
      90,000  SMITH INTERNATIONAL INCORPORATED<<                                                                        5,526,900
     170,000  THE MIDDLEBY CORPORATION+<<                                                                              10,541,700
     325,000  VERIFONE HOLDINGS INCORPORATED+<<                                                                        11,833,250
   1,200,000  XYRATEX LIMITED+                                                                                         26,676,000

                                                                                                                      100,285,270
                                                                                                                  ---------------
INSURANCE CARRIERS: 1.39%
     150,000  AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                                               9,627,000
     195,000  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   10,996,050

                                                                                                                       20,623,050
                                                                                                                  ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.35%
     180,000  CORRECTIONS CORPORATION OF AMERICA+                                                                       5,193,000
                                                                                                                  ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.19%
     425,000  ACCURAY INCORPORATED+<<                                                                                   8,036,750
     160,000  ALIGN TECHNOLOGY INCORPORATED+<<                                                                          4,176,000
     160,000  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                         2,924,800
     535,000  ARTHROCARE CORPORATION+<<                                                                                27,081,700
     335,000  HOLOGIC INCORPORATED+<<                                                                                  17,353,000
     240,000  ICON PLC ADR+                                                                                            11,224,800
     130,000  RESPIRONICS INCORPORATED+                                                                                 5,947,500

                                                                                                                       76,744,550
                                                                                                                  ---------------
MEDICAL EQUIPMENT & SUPPLIES: 4.91%
     335,000  CYNOSURE INCORPORATED+<<                                                                                 10,458,700
      94,000  INTUITIVE SURGICAL INCORPORATED+                                                                         19,985,340
     245,000  KYPHON INCORPORATED+<<                                                                                   16,076,900
      60,000  MEDTRONIC INCORPORATED<<                                                                                  3,040,200
     675,000  NUVASIVE INCORPORATED+                                                                                   19,359,000
      85,000  ST. JUDE MEDICAL INCORPORATED+                                                                            3,666,900

                                                                                                                       72,587,040
                                                                                                                  ---------------
MEDICAL PRODUCTS: 1.53%
     210,000  ALLERGAN INCORPORATED<<                                                                                  12,207,300
     210,000  MERCK & COMPANY INCORPORATED                                                                             10,426,500

                                                                                                                       22,633,800
                                                                                                                  ---------------

48  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.12%
     785,000  CALLAWAY GOLF COMPANY                                                                               $    12,740,550
     140,000  TOMOTHERAPY INCORPORATED+<<                                                                               3,794,000

                                                                                                                       16,534,550
                                                                                                                  ---------------
MISCELLANEOUS RETAIL: 4.05%
     825,000  DICK'S SPORTING GOODS INCORPORATED+<<                                                                    46,389,750
     305,000  WALGREEN COMPANY<<                                                                                       13,474,900

                                                                                                                       59,864,650
                                                                                                                  ---------------
MOTION PICTURES: 0.61%
     465,000  TIME WARNER INCORPORATED                                                                                  8,955,900
                                                                                                                  ---------------
OIL & GAS EXTRACTION: 4.55%
     108,000  ARENA RESOURCES INCORPORATED+<<                                                                           5,865,480
     200,000  CNX GAS CORPORATION+<<                                                                                    5,346,000
     105,000  GMX RESOURCES INCORPORATED+<<                                                                             3,311,700
      95,000  QUICKSILVER RESOURCES INCORPORATED+<<                                                                     4,001,400
     325,000  SCHLUMBERGER LIMITED                                                                                     30,784,000
     110,000  ULTRA PETROLEUM CORPORATION+<<                                                                            6,081,900
     220,000  XTO ENERGY INCORPORATED                                                                                  11,996,600

                                                                                                                       67,387,080
                                                                                                                  ---------------
PRIMARY METAL INDUSTRIES: 2.22%
     240,000  PRECISION CASTPARTS CORPORATION                                                                          32,894,400
                                                                                                                  ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.05%
     455,000  VISTAPRINT LIMITED+                                                                                      15,538,250
                                                                                                                  ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.31%
     125,000  JARDEN CORPORATION+<<                                                                                     4,516,250
                                                                                                                  ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.25%
   1,400,000  CHARLES SCHWAB CORPORATION                                                                               28,182,000
      26,000  CME GROUP INCORPORATED<<                                                                                 14,365,000
     820,000  FORTRESS INVESTMENT GROUP LLC CLASS A<<                                                                  15,555,400
      85,000  GFI GROUP INCORPORATED+<<                                                                                 6,334,200
      40,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     2,480,000
     145,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                     10,759,000

                                                                                                                       77,675,600
                                                                                                                  ---------------
SOCIAL SERVICES: 1.21%
     745,000  ABB LIMITED ADR<<                                                                                        17,932,150
                                                                                                                  ---------------
TRANSPORTATION EQUIPMENT: 3.06%
     202,000  BOEING COMPANY                                                                                           20,892,860
     335,000  UNITED TECHNOLOGIES CORPORATION                                                                          24,444,948

                                                                                                                       45,337,808
                                                                                                                  ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.98%
     250,000  MCKESSON CORPORATION                                                                                     14,440,000
                                                                                                                  ---------------

TOTAL COMMON STOCKS (COST $1,176,311,226)                                                                           1,467,036,188
                                                                                                                  ---------------

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  49

GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 25.17%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.84%
   3,450,303  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                $   3,450,303
   8,948,055  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           8,948,055

                                                                                                                       12,398,358
                                                                                                                    -------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 24.33%
$  3,179,454  AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47%          08/16/2007         3,179,549
   5,865,514  AQUIFER FUNDING LIMITED++                                               5.31           08/06/2007         5,861,233
   1,736,744  ATLANTIC ASSET SECURITIZATION CORPORATION                               5.33           09/13/2007         1,725,872
   1,338,717  ATLANTIC ASSET SECURITIZATION CORPORATION                               5.35           08/02/2007         1,338,517
   1,012,457  ATLANTIC ASSET SECURITIZATION CORPORATION++                             5.35           08/03/2007         1,012,163
   1,725,151  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                      5.39           10/25/2007         1,725,307
   2,044,994  ATOMIUM FUNDING CORPORATION++                                           5.25           08/07/2007         2,043,215
   6,555,575  ATOMIUM FUNDING CORPORATION                                             5.26           08/15/2007         6,542,202
   1,725,151  BANCO SANTANDER TOTTA LOAN+++/-                                         5.33           08/15/2008         1,725,151
   1,725,151  BANK OF IRELAND SERIES EXTC+++/-                                        5.35           08/15/2008         1,725,151
  12,076,059  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
              (MATURITY VALUE $12,077,877)                                            5.42           08/01/2007        12,076,059
   3,450,303  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,450,823)             5.43           08/01/2007         3,450,303
   1,380,121  BNP PARIBAS+/-                                                          5.33           05/07/2008         1,380,107
   3,356,963  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $3,357,467)                                                       5.40           08/01/2007         3,356,963
   3,450,303  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $3,450,823)                                                       5.43           08/01/2007         3,450,303
   2,622,230  BUCKINGHAM III CDO LLC                                                  5.33           08/21/2007         2,614,573
   2,139,188  BUCKINGHAM III CDO LLC                                                  5.37           09/17/2007         2,124,556
   2,760,242  CAIRN HIGH GRADE FUNDING I LLC++                                        5.29           08/03/2007         2,759,442
   2,070,182  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31           08/24/2007         2,063,246
   1,725,151  CHARIOT FUNDING LLC++                                                   5.33           08/27/2007         1,718,613
   5,902,847  CHARIOT FUNDING LLC++                                                   5.33           08/28/2007         5,879,589
   4,485,393  CHEYNE FINANCE LLC+++/-                                                 5.34           02/25/2008         4,485,393
   3,450,303  CHEYNE FINANCE LLC+++/-                                                 5.42           05/19/2008         3,450,303
   7,919,825  CIESCO INCORPORATED                                                     5.29           08/31/2007         7,885,215
     690,061  CIT GROUP INCORPORATED+/-                                               5.43           12/19/2007           689,840
     737,330  CIT GROUP INCORPORATED+/-                                               5.59           09/20/2007           737,308
     760,792  CIT GROUP INCORPORATED+/-                                               5.60           11/23/2007           760,769
  13,552,442  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $13,554,482)                                                      5.42           08/01/2007        13,552,442
     345,030  COMERICA BANK+/-                                                        5.32           02/08/2008           344,468
   3,105,479  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                          5.28           08/13/2007         3,100,045
     690,061  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                    5.29           08/08/2007           689,357
  21,197,339  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $21,200,530)                             5.42           08/01/2007        21,197,339
   4,140,363  CULLINAN FINANCE CORPORATION+++/-                                       5.30           02/25/2008         4,140,363
   1,725,151  CULLINAN FINANCE CORPORATION+++/-                                       5.32           02/12/2008         1,724,944
     690,061  CULLINAN FINANCE CORPORATION                                            5.34           09/04/2007           686,645
   1,380,121  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,380,329)                                             5.43           08/01/2007         1,380,121

50  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  3,450,303  EBBETS FUNDING LLC                                                      5.29%          08/17/2007     $   3,442,263
   2,277,200  EBBETS FUNDING LLC++                                                    5.45           08/01/2007         2,277,200
     552,048  ERASMUS CAPITAL CORPORATION++                                           5.29           08/10/2007           551,325
     580,548  FAIRWAY FINANCE CORPORATION                                             5.33           08/31/2007           578,011
   4,026,917  FALCON ASSET SECURITIZATION CORPORATION                                 5.29           08/07/2007         4,023,414
   3,657,321  FALCON ASSET SECURITIZATION CORPORATION                                 5.32           09/14/2007         3,633,914
   3,546,290  FALCON ASSET SECURITIZATION CORPORATION                                 5.35           08/22/2007         3,535,438
   6,900,605  FIVE FINANCE INCORPORATED+++/-                                          5.30           07/09/2008         6,899,570
   1,355,417  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.26           08/15/2007         1,352,652
   3,864,339  GALLEON CAPITAL LLC                                                     5.29           08/09/2007         3,859,818
   2,067,697  GEMINI SECURITIZATION CORPORATION                                       5.29           08/09/2007         2,065,278
   3,070,769  GEMINI SECURITIZATION CORPORATION                                       5.29           08/15/2007         3,064,505
   1,903,808  GEMINI SECURITIZATION CORPORATION                                       5.36           08/01/2007         1,903,808
   4,278,375  GEORGE STREET FINANCE LLC++                                             5.31           08/23/2007         4,264,642
   2,352,079  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $2,352,427)                              5.32           08/01/2007         2,352,079
  10,350,908  GRAMPIAN FUNDING LLC                                                    5.29           08/20/2007        10,322,236
   3,450,303  HARRIER FINANCE FUNDING LLC                                             5.29           08/17/2007         3,442,263
   1,173,103  HARRIER FINANCE FUNDING LLC                                             5.29           08/20/2007         1,169,853
   1,725,151  HARRIER FINANCE FUNDING LLC+++/-                                        5.31           01/11/2008         1,725,324
     690,061  HARRIER FINANCE FUNDING LLC+/-                                          5.34           04/25/2008           690,061
     790,119  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.29           08/07/2007           789,432
   4,206,816  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.30           08/08/2007         4,202,525
   3,450,303  HUDSON-THAMES LLC+++/-                                                  5.33           06/16/2008         3,450,096
   4,485,393  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39           08/16/2008         4,485,393
   1,725,151  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                              5.33           08/22/2008         1,725,255
   4,140,363  JUPITER SECURITIZATION CORPORATION++                                    5.29           08/06/2007         4,137,341
  11,590,464  JUPITER SECURITIZATION CORPORATION++                                    5.29           08/14/2007        11,568,442
     690,061  K2 (USA) LLC+++/-                                                       5.33           09/28/2007           690,061
   3,967,848  KESTREL FUNDING US LLC+++/-                                             5.29           02/25/2008         3,968,007
   2,760,242  KESTREL FUNDING US LLC                                                  5.32           08/13/2007         2,755,412
     690,061  KESTREL FUNDING US LLC+/-                                               5.34           04/25/2008           690,061
   1,710,177  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30           08/02/2007         1,709,920
   1,398,132  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30           08/14/2007         1,395,475
   1,131,354  LEGACY CAPITAL CORPORATION                                              5.40           08/01/2007         1,131,354
   1,380,121  LIBERTY HARBOUR CDO II LIMITED                                          5.39           08/23/2007         1,375,691
   2,760,242  LIBERTY STREET FUNDING CORPORATION++                                    5.29           08/09/2007         2,757,013
   1,675,329  LIBERTY STREET FUNDING CORPORATION                                      5.34           08/29/2007         1,668,494
   5,106,448  LIQUID FUNDING LIMITED+++/-                                             5.33           06/11/2008         5,105,529
   4,623,405  LIQUID FUNDING LIMITED+++/-                                             5.34           11/13/2007         4,623,405
   1,456,028  METLIFE GLOBAL FUNDING I+++/-                                           5.43           10/05/2007         1,456,275
   1,725,151  MORGAN STANLEY+/-                                                       5.45           08/07/2007         1,725,151
  14,231,957  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $14,234,099)                                            5.42           08/01/2007        14,231,957
     319,153  MORGAN STANLEY SERIES EXL+/-                                            5.38           08/15/2008           319,044
     276,024  NATIONAL CITY BANK+/-                                                   5.46           09/04/2007           276,032
   1,035,091  NEWPORT FUNDING CORPORATION                                             5.30           08/24/2007         1,031,623

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  51

GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$  4,319,848  NEWPORT FUNDING CORPORATION                                             5.30%         09/04/2007      $   4,298,465
   3,450,303  NORTH SEA FUNDING LLC                                                   5.32          08/27/2007          3,437,226
   3,450,303  NORTHERN ROCK PLC+++/-                                                  5.34          08/05/2008          3,451,303
   1,966,672  PREMIUM ASSET TRUST+++/-                                                5.48          12/21/2007          1,966,594
   1,725,151  PREMIUM ASSET TRUST SERIES 06-B+++/-                                    5.37          12/16/2007          1,725,151
   1,311,115  PYXIS MASTER TRUST SERIES 2007-3+++/-                                   5.37          11/27/2007          1,311,115
     279,129  RACERS TRUST SERIES 2004-6-MM+++/-                                      5.37          01/22/2008            279,195
   1,537,455  RANGER FUNDING CORPORATION                                              5.29          08/24/2007          1,532,304
   1,376,050  RANGER FUNDING CORPORATION                                              5.30          08/31/2007          1,370,036
   6,900,605  SAINT GERMAIN FUNDING                                                   5.30          08/02/2007          6,899,570
   2,484,218  SEDNA FINANCE INCORPORATED+++/-                                         5.29          04/10/2008          2,484,094
   2,415,212  SHEFFIELD RECEIVABLES CORPORATION++                                     5.28          08/03/2007          2,414,511
   1,759,654  SHIPROCK FINANCE SERIES 2007-4A+++/-                                    5.39          04/11/2008          1,759,654
   3,434,224  SIMBA FUNDING CORPORATION                                               5.28          08/16/2007          3,426,703
     276,024  SKANDINAVISKA ENSKILDA BANKEN AB                                        5.16          08/20/2007            275,260
   1,725,151  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30          02/04/2008          1,723,426
   1,345,618  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30          02/29/2008          1,345,618
   1,380,121  SLM CORPORATION+++/-                                                    5.32          05/12/2008          1,369,204
     621,054  STANFIELD VICTORIA FUNDING LLC++                                        5.28          08/20/2007            619,334
   2,139,188  STANFIELD VICTORIA FUNDING LLC+++/-                                     5.36          04/03/2008          2,140,086
   3,450,303  STANFIELD VICTORIA FUNDING LLC+++/-                                     5.37          02/15/2008          3,451,648
   2,585,105  TARGET CORPORATION                                                      5.37          08/01/2007          2,585,105
   2,225,721  TASMAN FUNDING INCORPORATED++                                           5.31          09/28/2007          2,206,936
     195,908  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      5.30          08/21/2007            195,336
     398,924  THE TRAVELERS INSURANCE COMPANY+/-                                      5.39          02/08/2008            398,916
   6,900,605  UBS FINANCE (DELAWARE) LLC                                              5.28          08/30/2007          6,871,416
   2,760,242  UNICREDITO ITALIANO BANK (IRELAND)                                      5.34          08/09/2007          2,757,013
   1,725,151  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                      5.34          08/14/2008          1,725,445
   1,725,151  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      5.34          08/08/2008          1,725,600
   1,681,677  VERSAILLES CDS LLC                                                      5.29          08/03/2007          1,681,190
     931,582  VERSAILLES CDS LLC                                                      5.34          09/07/2007            926,560
   1,380,121  VETRA FINANCE INCORPORATED++                                            5.32          09/28/2007          1,368,473
   2,967,260  VICTORIA FINANCE LLC+++/-                                               5.45          07/28/2008          2,966,429
   3,864,339  WHISTLEJACKET CAPITAL LIMITED                                           5.31          08/15/2007          3,856,456
   3,450,303  WHITE PINE FINANCE LLC+++/-                                             5.32          02/22/2008          3,451,648
   1,499,847  WINDMILL FUNDING CORPORATION++                                          5.29          08/08/2007          1,498,317
   6,264,852  WORLD OMNI VEHICLE LEASING++                                            5.29          08/10/2007          6,256,645
   1,380,121  ZELA FINANCE CORPORATION                                                5.37          10/26/2007          1,362,839

                                                                                                                      360,114,129
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $372,512,487)                                                           372,512,487
                                                                                                                    -------------

52  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007
GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.53%
   7,804,986  Wells Fargo Advantage Money Market Trust~+++                                                        $     7,804,986
                                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,804,986)                                                                          7,804,986
                                                                                                                  ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,556,628,699)*                       124.84%                                                              $ 1,847,353,661
OTHER ASSETS AND LIABILITIES, NET            (24.84)                                                                 (367,548,081)
                                             ------                                                               ---------------
TOTAL NET ASSETS                             100.00%                                                              $ 1,479,805,580
                                             ------                                                               ---------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $7,804,986.

* Cost for federal income tax purposes is $1,557,345,181 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                 $ 320,486,685
      Gross unrealized depreciation                   (30,478,205)
                                                    -------------
      Net unrealized appreciation (depreciation)    $ 290,008,480

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  53

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.14%

APPAREL & ACCESSORY STORES: 2.64%
     471,000  GAP INCORPORATED                                                                                      $   8,101,200
                                                                                                                    -------------
BIOPHARMACEUTICALS: 3.59%
     261,800  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                             11,000,836
                                                                                                                    -------------
BUSINESS SERVICES: 5.24%
     384,000  MICROSOFT CORPORATION                                                                                    11,132,160
     257,000  SYMANTEC CORPORATION<<+                                                                                   4,934,400

                                                                                                                       16,066,560
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 9.48%
     146,000  JOHNSON & JOHNSON                                                                                         8,833,000
     420,000  PFIZER INCORPORATED                                                                                       9,874,200
     213,000  WYETH                                                                                                    10,334,760

                                                                                                                       29,041,960
                                                                                                                    -------------
COMMUNICATIONS: 3.24%
     380,000  COMCAST CORPORATION CLASS A<<+                                                                            9,944,600
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 14.03%
     235,000  BANK OF AMERICA CORPORATION                                                                              11,143,700
     241,200  CITIGROUP INCORPORATED                                                                                   11,232,684
     207,324  JPMORGAN CHASE & COMPANY                                                                                  9,124,329
     576,000  WESTERN UNION COMPANY<<                                                                                  11,491,200

                                                                                                                       42,991,913
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.27%
     138,700  ANALOG DEVICES INCORPORATED<<                                                                             4,916,915
     387,200  CISCO SYSTEMS INCORPORATED+                                                                              11,193,952
     285,000  GENERAL ELECTRIC COMPANY<<                                                                               11,046,600
     120,075  TYCO ELECTRONICS LIMITED+                                                                                 4,301,087

                                                                                                                       31,458,554
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 3.75%
     250,000  WAL-MART STORES INCORPORATED                                                                             11,487,500
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.97%
     115,000  3M COMPANY                                                                                               10,225,800
     140,000  DELL INCORPORATED+                                                                                        3,915,800
     435,200  INTEL CORPORATION                                                                                        10,279,424

                                                                                                                       24,421,024
                                                                                                                    -------------
INSURANCE CARRIERS: 5.85%
     178,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                11,424,040
     310,000  THE PROGRESSIVE CORPORATION<<                                                                             6,503,800

                                                                                                                       17,927,840
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.55%
     431,900  BOSTON SCIENTIFIC CORPORATION<<+                                                                          5,679,485
     276,575  COVIDIEN LIMITED+                                                                                        11,325,746

                                                                                                                       17,005,231
                                                                                                                    -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.78%
     179,975  TYCO INTERNATIONAL LIMITED                                                                                8,511,018
                                                                                                                    -------------

54  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL: 2.12%
     282,000  STAPLES INCORPORATED                                                                                  $   6,491,640
                                                                                                                    -------------
MOTION PICTURES: 3.65%
     580,000  TIME WARNER INCORPORATED                                                                                 11,170,800
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.45%
      60,500  DISCOVER FINANCIAL SERVICES+                                                                              1,394,525
                                                                                                                    -------------
OIL & GAS EXTRACTION: 1.78%
      73,000  DEVON ENERGY CORPORATION                                                                                  5,446,530
                                                                                                                    -------------
PERSONAL SERVICES: 1.04%
     160,000  H & R BLOCK INCORPORATED                                                                                  3,192,000
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.53%
     135,500  CHEVRON CORPORATION<<                                                                                    11,552,730
     130,000  ConocoPhillips                                                                                           10,509,200
      48,000  Exxon Mobil Corporation                                                                                   4,086,240

                                                                                                                       26,148,170
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.18%
     122,000  Merrill Lynch & Company Incorporated                                                                      9,052,400
     155,000  Morgan Stanley                                                                                            9,899,850

                                                                                                                       18,952,250
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $282,985,014)                                                                               300,754,151
                                                                                                                    -------------
COLLATERAL FOR SECURITIES LENDING: 10.21%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.34%
     289,664  Scudder Daily Assets Money Market Fund                                                                      289,664
     751,218  Short-Term Investment Company Money Market Fund                                                             751,218

                                                                                                                        1,040,882
                                                                                                                    -------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 9.87%
$    266,925  AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47%          08/16/2007           266,933
     492,429  AQUIFER FUNDING LIMITED++                                               5.31           08/06/2007           492,069
     145,805  ATLANTIC ASSET SECURITIZATION CORPORATION                               5.33           09/13/2007           144,893
     112,390  ATLANTIC ASSET SECURITIZATION CORPORATION                               5.35           08/02/2007           112,373
      84,999  ATLANTIC ASSET SECURITIZATION CORPORATION++                             5.35           08/03/2007            84,974
     144,832  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                      5.39           10/25/2007           144,845
     171,684  ATOMIUM FUNDING CORPORATION++                                           5.25           08/07/2007           171,534
     550,362  ATOMIUM FUNDING CORPORATION                                             5.26           08/15/2007           549,239
     144,832  BANCO SANTANDER TOTTA LOAN+++/-                                         5.33           08/15/2008           144,832
     144,832  BANK OF IRELAND SERIES EXTC+++/-                                        5.35           08/15/2008           144,832
   1,013,824  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
              (MATURITY VALUE $1,013,977)                                             5.42           08/01/2007         1,013,824
     289,664  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $289,708)               5.43           08/01/2007           289,664
     115,866  BNP PARIBAS+/-                                                          5.33           05/07/2008           115,864
     281,828  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $281,870)                                                         5.40           08/01/2007           281,828
     289,664  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $289,708)                                                         5.43           08/01/2007           289,664
     220,145  BUCKINGHAM III CDO LLC                                                  5.33           08/21/2007           219,502

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  55

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    179,592  BUCKINGHAM III CDO LLC                                                  5.37%          09/17/2007     $     178,363
     231,731  CAIRN HIGH GRADE FUNDING I LLC++                                        5.29           08/03/2007           231,664
     173,798  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31           08/24/2007           173,216
     144,832  CHARIOT FUNDING LLC++                                                   5.33           08/27/2007           144,283
     495,563  CHARIOT FUNDING LLC++                                                   5.33           08/28/2007           493,610
     376,563  CHEYNE FINANCE LLC+++/-                                                 5.34           02/25/2008           376,563
     289,664  CHEYNE FINANCE LLC+++/-                                                 5.42           05/19/2008           289,664
     664,895  CIESCO INCORPORATED                                                     5.29           08/31/2007           661,989
      57,933  CIT GROUP INCORPORATED+/-                                               5.43           12/19/2007            57,914
      61,901  CIT GROUP INCORPORATED+/-                                               5.59           09/20/2007            61,899
      63,871  CIT GROUP INCORPORATED+/-                                               5.60           11/23/2007            63,869
   1,137,771  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $1,137,942)                                                       5.42           08/01/2007         1,137,771
      28,966  COMERICA BANK+/-                                                        5.32           02/08/2008            28,919
     260,715  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                          5.28           08/13/2007           260,259
      57,933  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                    5.29           08/08/2007            57,874
   1,779,585  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $1,779,853)                              5.42           08/01/2007         1,779,585
     347,597  CULLINAN FINANCE CORPORATION+++/-                                       5.30           02/25/2008           347,597
     144,832  CULLINAN FINANCE CORPORATION+++/-                                       5.32           02/12/2008           144,815
      57,933  CULLINAN FINANCE CORPORATION                                            5.34           09/04/2007            57,646
     115,866  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $115,883)                                                         5.43           08/01/2007           115,866
     289,664  EBBETS FUNDING LLC                                                      5.29           08/17/2007           288,989
     191,178  EBBETS FUNDING LLC++                                                    5.45           08/01/2007           191,178
      46,346  ERASMUS CAPITAL CORPORATION++                                           5.29           08/10/2007            46,286
      48,739  FAIRWAY FINANCE CORPORATION                                             5.33           08/31/2007            48,526
     338,073  FALCON ASSET SECURITIZATION CORPORATION                                 5.29           08/07/2007           337,779
     307,044  FALCON ASSET SECURITIZATION CORPORATION                                 5.32           09/14/2007           305,079
     297,722  FALCON ASSET SECURITIZATION CORPORATION                                 5.35           08/22/2007           296,811
     579,328  FIVE FINANCE INCORPORATED+++/-                                          5.30           07/09/2008           579,241
     113,792  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.26           08/15/2007           113,559
     324,424  GALLEON CAPITAL LLC                                                     5.29           08/09/2007           324,044
     173,590  GEMINI SECURITIZATION CORPORATION                                       5.29           08/09/2007           173,387
     257,801  GEMINI SECURITIZATION CORPORATION                                       5.29           08/15/2007           257,275
     159,831  GEMINI SECURITIZATION CORPORATION                                       5.36           08/01/2007           159,831
     359,183  GEORGE STREET FINANCE LLC++                                             5.31           08/23/2007           358,030
     197,465  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $197,494)                                5.32           08/01/2007           197,465
     868,992  GRAMPIAN FUNDING LLC                                                    5.29           08/20/2007           866,585
     289,664  HARRIER FINANCE FUNDING LLC                                             5.29           08/17/2007           288,989
      98,486  HARRIER FINANCE FUNDING LLC                                             5.29           08/20/2007            98,213
     144,832  HARRIER FINANCE FUNDING LLC+++/-                                        5.31           01/11/2008           144,846
      57,933  HARRIER FINANCE FUNDING LLC+/-                                          5.34           04/25/2008            57,933
      66,333  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.29           08/07/2007            66,275
     353,176  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.30           08/08/2007           352,815
     289,664  HUDSON-THAMES LLC+++/-                                                  5.33           06/16/2008           289,647
     376,563  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39           08/16/2008           376,563
     144,832  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                              5.33           08/22/2008           144,841

56  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    347,597  JUPITER SECURITIZATION CORPORATION++                                    5.29%          08/06/2007     $     347,343
     973,057  JUPITER SECURITIZATION CORPORATION++                                    5.29           08/14/2007           971,208
      57,933  K2 (USA) LLC+++/-                                                       5.33           09/28/2007            57,933
     333,114  KESTREL FUNDING US LLC+++/-                                             5.29           02/25/2008           333,127
     231,731  KESTREL FUNDING US LLC                                                  5.32           08/13/2007           231,326
      57,933  KESTREL FUNDING US LLC+/-                                               5.34           04/25/2008            57,933
     143,575  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30           08/02/2007           143,553
     117,378  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.30           08/14/2007           117,155
      94,981  LEGACY CAPITAL CORPORATION                                              5.40           08/01/2007            94,981
     115,866  LIBERTY HARBOUR CDO II LIMITED                                          5.39           08/23/2007           115,494
     231,731  LIBERTY STREET FUNDING CORPORATION++                                    5.29           08/09/2007           231,460
     140,649  LIBERTY STREET FUNDING CORPORATION                                      5.34           08/29/2007           140,075
     428,703  LIQUID FUNDING LIMITED+++/-                                             5.33           06/11/2008           428,626
     388,150  LIQUID FUNDING LIMITED+++/-                                             5.34           11/13/2007           388,150
     122,238  METLIFE GLOBAL FUNDING I+++/-                                           5.43           10/05/2007           122,259
     144,832  MORGAN STANLEY+/-                                                       5.45           08/07/2007           144,832
   1,194,819  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,194,998)                                             5.42           08/01/2007         1,194,819
      26,794  MORGAN STANLEY SERIES EXL+/-                                            5.38           08/15/2008            26,785
      23,173  NATIONAL CITY BANK+/-                                                   5.46           09/04/2007            23,174
      86,899  NEWPORT FUNDING CORPORATION                                             5.30           08/24/2007            86,608
     362,665  NEWPORT FUNDING CORPORATION                                             5.30           09/04/2007           360,870
     289,664  NORTH SEA FUNDING LLC                                                   5.32           08/27/2007           288,566
     289,664  NORTHERN ROCK PLC+++/-                                                  5.34           08/05/2008           289,748
     165,108  PREMIUM ASSET TRUST+++/-                                                5.48           12/21/2007           165,102
     144,832  PREMIUM ASSET TRUST SERIES 06-B+++/-                                    5.37           12/16/2007           144,832
     110,072  PYXIS MASTER TRUST SERIES 2007-3+++/-                                   5.37           11/27/2007           110,072
      23,434  RACERS TRUST SERIES 2004-6-MM+++/-                                      5.37           01/22/2008            23,439
     129,074  RANGER FUNDING CORPORATION                                              5.29           08/24/2007           128,642
     115,524  RANGER FUNDING CORPORATION                                              5.30           08/31/2007           115,019
     579,328  SAINT GERMAIN FUNDING                                                   5.30           08/02/2007           579,241
     208,558  SEDNA FINANCE INCORPORATED+++/-                                         5.29           04/10/2008           208,548
     202,765  SHEFFIELD RECEIVABLES CORPORATION++                                     5.28           08/03/2007           202,706
     147,729  SHIPROCK FINANCE SERIES 2007-4A+++/-                                    5.39           04/11/2008           147,729
     288,314  SIMBA FUNDING CORPORATION                                               5.28           08/16/2007           287,683
      23,173  SKANDINAVISKA ENSKILDA BANKEN AB                                        5.16           08/20/2007            23,109
     144,832  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30           02/04/2008           144,687
     112,969  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.30           02/29/2008           112,969
     115,866  SLM CORPORATION+++/-                                                    5.32           05/12/2008           114,949
      52,140  STANFIELD VICTORIA FUNDING LLC++                                        5.28           08/20/2007            51,995
     179,592  STANFIELD VICTORIA FUNDING LLC+++/-                                     5.36           04/03/2008           179,667
     289,664  STANFIELD VICTORIA FUNDING LLC+++/-                                     5.37           02/15/2008           289,777
     217,028  TARGET CORPORATION                                                      5.37           08/01/2007           217,028
     186,856  TASMAN FUNDING INCORPORATED++                                           5.31           09/28/2007           185,279
      16,447  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                      5.30           08/21/2007            16,399
      33,491  THE TRAVELERS INSURANCE COMPANY+/-                                      5.39           02/08/2008            33,490
     579,328  UBS FINANCE (DELAWARE) LLC                                              5.28           08/30/2007           576,877

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  57

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    231,731  UNICREDITO ITALIANO BANK (IRELAND)                                      5.34%          08/09/2007     $     231,460
     144,832  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                      5.34           08/14/2008           144,857
     144,832  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      5.34           08/08/2008           144,870
     141,182  VERSAILLES CDS LLC                                                      5.29           08/03/2007           141,141
      78,209  VERSAILLES CDS LLC                                                      5.34           09/07/2007            77,788
     115,866  VETRA FINANCE INCORPORATED++                                            5.32           09/28/2007           114,888
     249,111  VICTORIA FINANCE LLC+++/-                                               5.45           07/28/2008           249,041
     324,424  WHISTLEJACKET CAPITAL LIMITED                                           5.31           08/15/2007           323,762
     289,664  WHITE PINE FINANCE LLC+++/-                                             5.32           02/22/2008           289,777
     125,917  WINDMILL FUNDING CORPORATION++                                          5.29           08/08/2007           125,789
     525,955  WORLD OMNI VEHICLE LEASING++                                            5.29           08/10/2007           525,266
     115,866  ZELA FINANCE CORPORATION                                                5.37           10/26/2007           114,413

                                                                                                                       30,232,739
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $31,273,621)                                                             31,273,621
                                                                                                                    -------------

SHARES
SHORT-TERM INVESTMENTS: 3.90%
  11,952,816  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             11,952,816
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,952,816)                                                                        11,952,816
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $326,211,451)*                                                  112.25%                                       $ 343,980,588
OTHER ASSETS AND LIABILITIES, NET                                     (12.25)                                         (37,544,080)
                                                                      ------                                        -------------
TOTAL NET ASSETS                                                      100.00%                                       $ 306,436,508
                                                                      ------                                        -------------

--------------------------------------------------------------------------------

 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $11,952,816.

  * Cost for federal income tax purposes is $327,277,760 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                   $  32,264,830
      Gross unrealized depreciation                     (15,562,002)
                                                      -------------
      Net unrealized appreciation (depreciation)      $  16,702,828

The accompanying notes are an integral part of these financial statements.

58  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.54%

APPAREL & ACCESSORY STORES: 0.86%
      70,000  NORDSTROM INCORPORATED                                                                                $   3,330,600
                                                                                                                    -------------
BIOPHARMACEUTICALS: 3.81%
      87,000  CELGENE CORPORATION+<<                                                                                    5,268,720
      30,000  CEPHALON INCORPORATED+<<                                                                                  2,254,200
      14,000  GENENTECH INCORPORATED+                                                                                   1,041,320
     168,000  GILEAD SCIENCES INCORPORATED+                                                                             6,254,640

                                                                                                                       14,818,880
                                                                                                                    -------------
BUSINESS SERVICES: 10.33%
     149,000  ADOBE SYSTEMS INCORPORATED+                                                                               6,003,210
      31,000  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                       1,052,760
      51,000  AUTODESK INCORPORATED+                                                                                    2,160,870
      58,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       4,696,840
      75,000  EBAY INCORPORATED+                                                                                        2,430,000
      26,000  GOOGLE INCORPORATED CLASS A+                                                                             13,260,000
      91,000  JUNIPER NETWORKS INCORPORATED+<<                                                                          2,726,360
      25,000  MASTERCARD INCORPORATED CLASS A<<                                                                         4,020,000
     200,000  ORACLE CORPORATION+                                                                                       3,824,000

                                                                                                                       40,174,040
                                                                                                                    -------------
CASINO & GAMING: 1.49%
      60,000  WYNN RESORTS LIMITED+<<                                                                                   5,793,600
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 11.22%
      90,000  ABBOTT LABORATORIES                                                                                       4,562,100
      44,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     3,800,280
     115,000  MONSANTO COMPANY                                                                                          7,411,750
      91,000  MOSAIC COMPANY+                                                                                           3,417,960
     102,000  PRAXAIR INCORPORATED                                                                                      7,815,240
     105,000  PROCTER & GAMBLE COMPANY                                                                                  6,495,300
     186,000  SCHERING-PLOUGH CORPORATION                                                                               5,308,440
      65,000  SHIRE PLC ADR                                                                                             4,796,350

                                                                                                                       43,607,420
                                                                                                                    -------------
COMMUNICATIONS: 8.40%
      60,000  AMERICA MOVIL SAB DE CV ADR SERIES L+                                                                     3,592,800
     124,000  AMERICAN TOWER CORPORATION CLASS A+<<                                                                     5,165,840
      10,000  AO VIMPELCOM ADR+                                                                                         1,059,000
     129,000  AT&T INCORPORATED                                                                                         5,051,640
     120,000  COMCAST CORPORATION CLASS A+                                                                              3,152,400
     174,000  NII HOLDINGS INCORPORATED+                                                                               14,619,480

                                                                                                                       32,641,160
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 1.12%
      70,000  NORTHERN TRUST CORPORATION                                                                                4,372,200
                                                                                                                    -------------
EATING & DRINKING PLACES: 0.73%
      59,000  MCDONALD'S CORPORATION                                                                                    2,824,330
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.91%
      50,000  BROADCOM CORPORATION CLASS A+                                                                             1,640,500
     348,000  CISCO SYSTEMS INCORPORATED+                                                                              10,060,680
     131,000  EMERSON ELECTRIC COMPANY                                                                                  6,166,170

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  59

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     100,000  GENERAL ELECTRIC COMPANY                                                                              $   3,876,000
     100,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                         3,631,000
      40,000  NETWORK APPLIANCE INCORPORATED+                                                                           1,133,600
     135,000  NVIDIA CORPORATION+                                                                                       6,177,600
     153,000  QUALCOMM INCORPORATED                                                                                     6,372,450
     206,000  TEXAS INSTRUMENTS INCORPORATED                                                                            7,249,140

                                                                                                                       46,307,140
                                                                                                                    -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.50%
      47,000  PAYCHEX INCORPORATED                                                                                      1,944,860
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 1.77%
      86,000  PEPSICO INCORPORATED                                                                                      5,643,320
      24,000  THE COCA-COLA COMPANY                                                                                     1,250,640

                                                                                                                        6,893,960
                                                                                                                    -------------
FOOD STORES: 0.69%
     100,000  STARBUCKS CORPORATION+<<                                                                                  2,668,000
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 3.06%
      35,000  JC PENNEY COMPANY INCORPORATED                                                                            2,381,400
     157,000  TARGET CORPORATION<<                                                                                      9,509,490

                                                                                                                       11,890,890
                                                                                                                    -------------
HEALTH SERVICES: 1.34%
      74,000  COVANCE INCORPORATED+                                                                                     5,222,180
                                                                                                                    -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.01%
      35,000  FOSTER WHEELER LIMITED+                                                                                   3,933,650
                                                                                                                    -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.45%
     136,000  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               5,650,800
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.65%
      50,000  APPLE INCORPORATED+                                                                                       6,588,000
      30,000  DEERE & COMPANY                                                                                           3,612,600
     220,000  EMC CORPORATION                                                                                           4,072,200
     192,000  HEWLETT-PACKARD COMPANY                                                                                   8,837,760
      45,000  INTEL CORPORATION                                                                                         1,084,050
      18,000  RESEARCH IN MOTION LIMITED+<<                                                                             3,852,000
      46,000  VERIFONE HOLDINGS INCORPORATED+<<                                                                         1,674,860

                                                                                                                       29,721,470
                                                                                                                    -------------
INSURANCE CARRIERS: 1.38%
      60,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 3,850,800
      17,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                         1,506,710

                                                                                                                        5,357,510
                                                                                                                    -------------
LEATHER & LEATHER PRODUCTS: 0.23%
      20,000  COACH INCORPORATED+                                                                                         909,200
                                                                                                                    -------------
MEDICAL EQUIPMENT & SUPPLIES: 2.13%
      74,000  MEDTRONIC INCORPORATED                                                                                    3,749,580
     105,000  ST. JUDE MEDICAL INCORPORATED+                                                                            4,529,700

                                                                                                                        8,279,280
                                                                                                                    -------------

60  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MEDICAL PRODUCTS: 3.32%
     110,000  ALLERGAN INCORPORATED<<                                                                               $   6,394,300
      76,000  MERCK & COMPANY INCORPORATED                                                                              3,773,400
      35,000  ZIMMER HOLDINGS INCORPORATED+<<                                                                           2,721,600

                                                                                                                       12,889,300
                                                                                                                    -------------
MISCELLANEOUS RETAIL: 2.05%
      36,000  DICK'S SPORTING GOODS INCORPORATED+                                                                       2,024,280
     135,000  WALGREEN COMPANY<<                                                                                        5,964,300

                                                                                                                        7,988,580
                                                                                                                    -------------
MOTION PICTURES: 0.97%
     195,000  TIME WARNER INCORPORATED                                                                                  3,755,700
                                                                                                                    -------------
OIL & GAS EXTRACTION: 4.47%
     123,000  SCHLUMBERGER LIMITED                                                                                     11,650,560
     105,000  XTO ENERGY INCORPORATED                                                                                   5,725,650

                                                                                                                       17,376,210
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.43%
      30,000  MARATHON OIL CORPORATION                                                                                  1,656,000
                                                                                                                    -------------
PRIMARY METAL INDUSTRIES: 1.87%
      53,000  PRECISION CASTPARTS CORPORATION                                                                           7,264,180
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.11%
     366,000  CHARLES SCHWAB CORPORATION                                                                                7,367,580
       8,000  CME GROUP INCORPORATED<<                                                                                  4,420,000
     140,000  FORTRESS INVESTMENT GROUP LLC CLASS A<<                                                                   2,655,800
      19,500  GOLDMAN SACHS GROUP INCORPORATED                                                                          3,672,630
      34,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                      2,522,800
      60,000  T. ROWE PRICE GROUP INCORPORATED                                                                          3,127,800

                                                                                                                       23,766,610
                                                                                                                    -------------
SOCIAL SERVICES: 1.27%
     205,000  ABB LIMITED ADR                                                                                           4,934,350
                                                                                                                    -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.87%
     305,000  CORNING INCORPORATED                                                                                      7,271,200
                                                                                                                    -------------
TRANSPORTATION BY AIR: 0.28%
      26,000  RYANAIR HOLDINGS PLC ADR+<<                                                                               1,078,740
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 4.12%
      55,000  BOEING COMPANY                                                                                            5,688,650
      29,000  LOCKHEED MARTIN CORPORATION                                                                               2,855,920
       8,000  TEXTRON INCORPORATED                                                                                        903,120
      90,000  UNITED TECHNOLOGIES CORPORATION                                                                           6,567,300

                                                                                                                       16,014,990
                                                                                                                    -------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.70%
      80,000  MCKESSON CORPORATION                                                                                      4,620,800
      35,000  NIKE INCORPORATED CLASS B<<                                                                               1,975,751

                                                                                                                        6,596,551
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $330,401,140)                                                                               386,933,581
                                                                                                                    -------------

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  61

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 16.25%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.54%
     585,065  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                $     585,065
   1,517,314  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           1,517,314

                                                                                                                        2,102,379
                                                                                                                    -------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 15.71%
$    539,137  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47%        08/16/2007            539,153
     994,610  AQUIFER FUNDING LIMITED++                                                5.31         08/06/2007            993,884
     294,498  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.33         09/13/2007            292,655
     227,005  ATLANTIC ASSET SECURITIZATION CORPORATION                                5.35         08/02/2007            226,971
     171,681  ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.35         08/03/2007            171,632
     292,532  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                       5.39         10/25/2007            292,559
     346,768  ATOMIUM FUNDING CORPORATION++                                            5.25         08/07/2007            346,466
   1,111,623  ATOMIUM FUNDING CORPORATION                                              5.26         08/15/2007          1,109,356
     292,532  BANCO SANTANDER TOTTA LOAN+++/-                                          5.33         08/15/2008            292,532
     292,532  BANK OF IRELAND SERIES EXTC+++/-                                         5.35         08/15/2008            292,532
     585,065  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $585,153)                5.43         08/01/2007            585,065
   2,047,727  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $2,048,035)                               5.42         08/01/2007          2,047,727
     234,026  BNP PARIBAS+/-                                                           5.33         05/07/2008            234,024
     569,237  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $569,323)                                                          5.40         08/01/2007            569,237
     585,065  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $585,153)                                                          5.43         08/01/2007            585,065
     444,649  BUCKINGHAM III CDO LLC                                                   5.33         08/21/2007            443,351
     362,740  BUCKINGHAM III CDO LLC                                                   5.37         09/17/2007            360,259
     468,052  CAIRN HIGH GRADE FUNDING I LLC++                                         5.29         08/03/2007            467,916
     351,039  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         08/24/2007            349,863
     292,532  CHARIOT FUNDING LLC++                                                    5.33         08/27/2007            291,424
   1,000,941  CHARIOT FUNDING LLC++                                                    5.33         08/28/2007            996,997
     760,584  CHEYNE FINANCE LLC+++/-                                                  5.34         02/25/2008            760,584
     585,065  CHEYNE FINANCE LLC+++/-                                                  5.42         05/19/2008            585,065
   1,342,958  CIESCO INCORPORATED                                                      5.29         08/31/2007          1,337,089
     117,013  CIT GROUP INCORPORATED+/-                                                5.43         12/19/2007            116,976
     125,028  CIT GROUP INCORPORATED+/-                                                5.59         09/20/2007            125,025
     129,007  CIT GROUP INCORPORATED+/-                                                5.60         11/23/2007            129,003
   2,298,076  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $2,298,422)                                                        5.42         08/01/2007          2,298,076
      58,506  COMERICA BANK+/-                                                         5.32         02/08/2008             58,411
     526,593  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                           5.28         08/13/2007            525,672
     117,013  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                     5.29         08/08/2007            116,894
   3,594,415  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $3,594,956)                               5.42         08/01/2007          3,594,415
     702,078  CULLINAN FINANCE CORPORATION+++/-                                        5.30         02/25/2008            702,078
     292,532  CULLINAN FINANCE CORPORATION+++/-                                        5.32         02/12/2008            292,497
     117,013  CULLINAN FINANCE CORPORATION                                             5.34         09/04/2007            116,434
     234,026  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $234,061)                                                5.43         08/01/2007            234,026
     585,065  EBBETS FUNDING LLC                                                       5.29         08/17/2007            583,702

62  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    386,143  EBBETS FUNDING LLC++                                                     5.45%        08/01/2007      $     386,143
      93,610  ERASMUS CAPITAL CORPORATION++                                            5.29         08/10/2007             93,488
      98,443  FAIRWAY FINANCE CORPORATION                                              5.33         08/31/2007             98,013
     682,841  FALCON ASSET SECURITIZATION CORPORATION                                  5.29         08/07/2007            682,247
     620,169  FALCON ASSET SECURITIZATION CORPORATION                                  5.32         09/14/2007            616,200
     601,341  FALCON ASSET SECURITIZATION CORPORATION                                  5.35         08/22/2007            599,501
   1,170,130  FIVE FINANCE INCORPORATED+++/-                                           5.30         07/09/2008          1,169,954
     229,837  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.26         08/15/2007            229,368
     655,273  GALLEON CAPITAL LLC                                                      5.29         08/09/2007            654,506
     350,618  GEMINI SECURITIZATION CORPORATION                                        5.29         08/09/2007            350,207
     520,708  GEMINI SECURITIZATION CORPORATION                                        5.29         08/15/2007            519,645
     322,827  GEMINI SECURITIZATION CORPORATION                                        5.36         08/01/2007            322,827
     725,480  GEORGE STREET FINANCE LLC++                                              5.31         08/23/2007            723,152
     398,840  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $398,899)                                 5.32         08/01/2007            398,840
   1,755,195  GRAMPIAN FUNDING LLC                                                     5.29         08/20/2007          1,750,333
     585,065  HARRIER FINANCE FUNDING LLC                                              5.29         08/17/2007            583,702
     198,922  HARRIER FINANCE FUNDING LLC                                              5.29         08/20/2007            198,371
     292,532  HARRIER FINANCE FUNDING LLC+++/-                                         5.31         01/11/2008            292,562
     117,013  HARRIER FINANCE FUNDING LLC+/-                                           5.34         04/25/2008            117,013
     133,980  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.29         08/07/2007            133,863
     713,346  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.30         08/08/2007            712,619
     585,065  HUDSON-THAMES LLC+++/-                                                   5.33         06/16/2008            585,030
     760,584  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39         08/16/2008            760,584
     292,532  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                               5.33         08/22/2008            292,550
     702,078  JUPITER SECURITIZATION CORPORATION++                                     5.29         08/06/2007            701,565
   1,965,385  JUPITER SECURITIZATION CORPORATION++                                     5.29         08/14/2007          1,961,651
     117,013  K2 (USA) LLC+++/-                                                        5.33         09/28/2007            117,013
     672,825  KESTREL FUNDING US LLC+++/-                                              5.29         02/25/2008            672,851
     468,052  KESTREL FUNDING US LLC                                                   5.32         08/13/2007            467,233
     117,013  KESTREL FUNDING US LLC+/-                                                5.34         04/25/2008            117,013
     289,993  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.30         08/02/2007            289,950
     237,080  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.30         08/14/2007            236,630
     191,843  LEGACY CAPITAL CORPORATION                                               5.40         08/01/2007            191,843
     234,026  LIBERTY HARBOUR CDO II LIMITED                                           5.39         08/23/2007            233,275
     468,052  LIBERTY STREET FUNDING CORPORATION++                                     5.29         08/09/2007            467,504
     284,084  LIBERTY STREET FUNDING CORPORATION                                       5.34         08/29/2007            282,925
     865,896  LIQUID FUNDING LIMITED+++/-                                              5.33         06/11/2008            865,740
     783,987  LIQUID FUNDING LIMITED+++/-                                              5.34         11/13/2007            783,987
     246,897  METLIFE GLOBAL FUNDING I+++/-                                            5.43         10/05/2007            246,939
     292,532  MORGAN STANLEY+/-                                                        5.45         08/07/2007            292,532
   2,413,301  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,413,664)                                              5.42         08/01/2007          2,413,301
      54,119  MORGAN STANLEY SERIES EXL+/-                                             5.38         08/15/2008             54,100
      46,805  NATIONAL CITY BANK+/-                                                    5.46         09/04/2007             46,807
     175,519  NEWPORT FUNDING CORPORATION                                              5.30         08/24/2007            174,931
     732,513  NEWPORT FUNDING CORPORATION                                              5.30         09/04/2007            728,887

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  63

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    585,065  NORTH SEA FUNDING LLC                                                    5.32%        08/27/2007      $     582,847
     585,065  NORTHERN ROCK PLC+++/-                                                   5.34         08/05/2008            585,235
     333,487  PREMIUM ASSET TRUST+++/-                                                 5.48         12/21/2007            333,474
     292,532  PREMIUM ASSET TRUST SERIES 06-B+++/-                                     5.37         12/16/2007            292,532
     222,325  PYXIS MASTER TRUST SERIES 2007-3+++/-                                    5.37         11/27/2007            222,325
      47,332  RACERS TRUST SERIES 2004-6-MM+++/-                                       5.37         01/22/2008             47,343
     260,705  RANGER FUNDING CORPORATION                                               5.29         08/24/2007            259,832
     233,336  RANGER FUNDING CORPORATION                                               5.30         08/31/2007            232,316
   1,170,130  SAINT GERMAIN FUNDING                                                    5.30         08/02/2007          1,169,954
     421,247  SEDNA FINANCE INCORPORATED+++/-                                          5.29         04/10/2008            421,226
     409,545  SHEFFIELD RECEIVABLES CORPORATION++                                      5.28         08/03/2007            409,427
     298,383  SHIPROCK FINANCE SERIES 2007-4A+++/-                                     5.39         04/11/2008            298,383
     582,338  SIMBA FUNDING CORPORATION                                                5.28         08/16/2007            581,063
      46,805  SKANDINAVISKA ENSKILDA BANKEN AB                                         5.16         08/20/2007             46,676
     292,532  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.30         02/04/2008            292,240
     228,175  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.30         02/29/2008            228,175
     234,026  SLM CORPORATION+++/-                                                     5.32         05/12/2008            232,175
     105,312  STANFIELD VICTORIA FUNDING LLC++                                         5.28         08/20/2007            105,020
     362,740  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.36         04/03/2008            362,893
     585,065  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.37         02/15/2008            585,293
     438,354  TARGET CORPORATION                                                       5.37         08/01/2007            438,354
     377,414  TASMAN FUNDING INCORPORATED++                                            5.31         09/28/2007            374,228
      33,220  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                       5.30         08/21/2007             33,123
      67,645  THE TRAVELERS INSURANCE COMPANY+/-                                       5.39         02/08/2008             67,644
   1,170,130  UBS FINANCE (DELAWARE) LLC                                               5.28         08/30/2007          1,165,180
     468,052  UNICREDITO ITALIANO BANK (IRELAND)                                       5.34         08/09/2007            467,504
     292,532  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                       5.34         08/14/2008            292,582
     292,532  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                       5.34         08/08/2008            292,608
     285,161  VERSAILLES CDS LLC                                                       5.29         08/03/2007            285,078
     157,968  VERSAILLES CDS LLC                                                       5.34         09/07/2007            157,116
     234,026  VETRA FINANCE INCORPORATED++                                             5.32         09/28/2007            232,051
     503,156  VICTORIA FINANCE LLC+++/-                                                5.45         07/28/2008            503,015
     655,273  WHISTLEJACKET CAPITAL LIMITED                                            5.31         08/15/2007            653,936
     585,065  WHITE PINE FINANCE LLC+++/-                                              5.32         02/22/2008            585,293
     254,328  WINDMILL FUNDING CORPORATION++                                           5.29         08/08/2007            254,068
   1,062,326  WORLD OMNI VEHICLE LEASING++                                             5.29         08/10/2007          1,060,934
     234,026  ZELA FINANCE CORPORATION                                                 5.37         10/26/2007            231,090

                                                                                                                       61,064,243
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $63,166,622)                                                             63,166,622
                                                                                                                    -------------

64  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
SHORT-TERM INVESTMENTS: 1.25%
   4,851,191  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $   4,851,191
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,851,191)                                                                          4,851,191
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $398,418,953)*                             117.04%                                                            $ 454,951,394
OTHER ASSETS AND LIABILITIES, NET                (17.04)                                                              (66,251,844)
                                                 ------                                                             -------------
TOTAL NET ASSETS                                 100.00%                                                            $ 388,699,550
                                                 ------                                                             -------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $4,851,191.

* Cost for federal income tax purposes is $398,582,097 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                      $ 63,436,792
      Gross unrealized depreciation                        (7,067,495)
                                                         ------------
      Net unrealized appreciation (depreciation)         $ 56,369,297

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  65

VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 93.98%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.02%
      16,110  JONES APPAREL GROUP INCORPORATED                                                                      $     402,106
       7,490  VF CORPORATION                                                                                              642,567

                                                                                                                        1,044,673
                                                                                                                    -------------
BUSINESS SERVICES: 5.71%
      29,750  MICROSOFT CORPORATION                                                                                       862,453
      21,400  OMNICOM GROUP INCORPORATED                                                                                1,110,018

                                                                                                                        1,972,471
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 8.03%
       8,700  AVERY DENNISON CORPORATION                                                                                  533,658
       9,200  AVON PRODUCTS INCORPORATED                                                                                  331,292
      12,200  COLGATE-PALMOLIVE COMPANY                                                                                   805,200
       5,190  HENKEL KGAA ADR                                                                                             255,188
      14,050  JOHNSON & JOHNSON                                                                                           850,025

                                                                                                                        2,775,363
                                                                                                                    -------------
COMMUNICATIONS: 3.31%
      37,742  VODAFONE GROUP PLC ADR                                                                                    1,145,470
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 7.40%
      22,270  BANK OF AMERICA CORPORATION                                                                               1,056,043
      13,110  JPMORGAN CHASE & COMPANY                                                                                    576,971
      13,800  STATE STREET CORPORATION                                                                                    925,014

                                                                                                                        2,558,028
                                                                                                                    -------------
EATING & DRINKING PLACES: 3.36%
      24,250  MCDONALD'S CORPORATION                                                                                    1,160,848
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.32%
      45,800  FLEXTRONICS INTERNATIONAL LIMITED+                                                                          511,586
      23,510  GENERAL ELECTRIC COMPANY                                                                                    911,248
      22,600  MOLEX INCORPORATED CLASS A                                                                                  605,228
      20,400  NOKIA OYJ ADR                                                                                               584,256
       7,312  TYCO ELECTRONICS LIMITED+                                                                                   261,916

                                                                                                                        2,874,234
                                                                                                                    -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.33%
      14,650  ILLINOIS TOOL WORKS INCORPORATED                                                                            806,483
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 3.26%
      10,440  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       509,159
       7,560  DIAGEO PLC ADR<<                                                                                            617,501

                                                                                                                        1,126,660
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 1.94%
      14,600  WAL-MART STORES INCORPORATED                                                                                670,870
                                                                                                                    -------------
HOLDING & OTHER INVESTMENT OFFICES: 2.59%
         248  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                    893,792
                                                                                                                    -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.42%
      15,900  WILLIAMS-SONOMA INCORPORATED                                                                                489,561
                                                                                                                    -------------

66  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.55%
      20,590  DELL INCORPORATED+                                                                                    $     575,902
       9,800  DIEBOLD INCORPORATED                                                                                        496,566
      19,280  DOVER CORPORATION                                                                                           983,280
       5,900  EATON CORPORATION                                                                                           573,362
      14,600  PITNEY BOWES INCORPORATED                                                                                   673,060

                                                                                                                        3,302,170
                                                                                                                    -------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.64%
      22,500  WILLIS GROUP HOLDINGS LIMITED                                                                               913,275
                                                                                                                    -------------
INSURANCE CARRIERS: 6.35%
      13,400  ALLSTATE CORPORATION                                                                                        712,210
      12,570  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   806,743
      12,070  MBIA INCORPORATED                                                                                           677,127

                                                                                                                        2,196,080
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.61%
       4,850  BECTON DICKINSON & COMPANY                                                                                  370,346
      41,300  BOSTON SCIENTIFIC CORPORATION+                                                                              543,095
       7,312  COVIDIEN LIMITED+                                                                                           299,426
      19,320  QUEST DIAGNOSTICS INCORPORATED                                                                            1,071,680

                                                                                                                        2,284,547
                                                                                                                    -------------
MEDICAL PRODUCTS: 1.44%
       9,470  BAXTER INTERNATIONAL INCORPORATED                                                                           498,122
                                                                                                                    -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.00%
       7,312  TYCO INTERNATIONAL LIMITED                                                                                  345,784
                                                                                                                    -------------
MISCELLANEOUS RETAIL: 1.01%
      16,440  ZALE CORPORATION+<<                                                                                         349,021
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 5.87%
      20,230  AMERICAN EXPRESS COMPANY                                                                                  1,184,264
      16,500  COUNTRYWIDE FINANCIAL CORPORATION                                                                           464,805
       6,650  FREDDIE MAC                                                                                                 380,846

                                                                                                                        2,029,915
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.40%
      13,800  EXXON MOBIL CORPORATION                                                                                   1,174,794
                                                                                                                    -------------
PRIMARY METAL INDUSTRIES: 1.20%
       7,200  HUBBELL INCORPORATED CLASS B                                                                                415,080
                                                                                                                    -------------
TRAVEL & RECREATION: 1.87%
      14,600  CARNIVAL CORPORATION<<                                                                                      646,926
                                                                                                                    -------------
WHOLESALE TRADE-DURABLE GOODS: 2.35%
      12,100  KIMBERLY-CLARK CORPORATION                                                                                  813,965
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $27,577,452)                                                                                 32,488,132
                                                                                                                    -------------
PREFERRED STOCKS: 1.71%
      10,800  HENKEL KGAA ADR PREFERRED                                                                                   590,457

TOTAL PREFERRED STOCKS (COST $505,297)                                                                                    590,457
                                                                                                                    -------------

Portfolio of Investments--July 31, 2007

                                  Wells Fargo Advantage Large Cap Stock Funds 67

VALUE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 4.82%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.16%
      15,426  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                $      15,426
      40,006  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              40,006

                                                                                                                           55,432
                                                                                                                    -------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 4.66%
$     14,215  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47%           08/16/2007            14,215
      26,224  AQUIFER FUNDING LIMITED++                                              5.31            08/06/2007            26,205
       7,765  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.33            09/13/2007             7,716
       5,985  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.35            08/02/2007             5,984
       4,527  ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.35            08/03/2007             4,525
       7,713  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.39            10/25/2007             7,714
       9,143  ATOMIUM FUNDING CORPORATION++                                          5.25            08/07/2007             9,135
      29,309  ATOMIUM FUNDING CORPORATION                                            5.26            08/15/2007            29,249
       7,713  BANCO SANTANDER TOTTA LOAN+++/-                                        5.33            08/15/2008             7,713
       7,713  BANK OF IRELAND SERIES EXTC+++/-                                       5.35            08/15/2008             7,713
      53,991  BEAR STEARNS & COMPANY INCORPORATED 102% COLLATERALIZED (MATURITY
              VALUE $53,999)                                                         5.42            08/01/2007            53,991
      15,426  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $15,428)               5.43            08/01/2007            15,426
       6,170  BNP PARIBAS+/-                                                         5.33            05/07/2008             6,170
      15,009  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $15,011)                                                         5.40            08/01/2007            15,009
      15,426  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $15,428)                                                         5.43            08/01/2007            15,426
      11,724  BUCKINGHAM III CDO LLC                                                 5.33            08/21/2007            11,689
       9,564  BUCKINGHAM III CDO LLC                                                 5.37            09/17/2007             9,499
      12,341  CAIRN HIGH GRADE FUNDING I LLC++                                       5.29            08/03/2007            12,337
       9,256  CEDAR SPRINGS CAPITAL COMPANY++                                        5.31            08/24/2007             9,225
       7,713  CHARIOT FUNDING LLC++                                                  5.33            08/27/2007             7,684
      26,391  CHARIOT FUNDING LLC++                                                  5.33            08/28/2007            26,287
      20,054  CHEYNE FINANCE LLC+++/-                                                5.34            02/25/2008            20,054
      15,426  CHEYNE FINANCE LLC+++/-                                                5.42            05/19/2008            15,426
      35,409  CIESCO INCORPORATED                                                    5.29            08/31/2007            35,254
       3,085  CIT GROUP INCORPORATED+/-                                              5.43            12/19/2007             3,084
       3,297  CIT GROUP INCORPORATED+/-                                              5.59            09/20/2007             3,296
       3,401  CIT GROUP INCORPORATED+/-                                              5.60            11/23/2007             3,401
      60,591  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $60,601)                                                         5.42            08/01/2007            60,591
       1,543  COMERICA BANK+/-                                                       5.32            02/08/2008             1,540
      13,884  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)++                         5.28            08/13/2007            13,860
       3,085  CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                   5.29            08/08/2007             3,082
      94,771  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $94,785)                                5.42            08/01/2007            94,771
      18,511  CULLINAN FINANCE CORPORATION+++/-                                      5.30            02/25/2008            18,511
       7,713  CULLINAN FINANCE CORPORATION+++/-                                      5.32            02/12/2008             7,712
       3,085  CULLINAN FINANCE CORPORATION                                           5.34            09/04/2007             3,070
       6,170  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $6,171)                                                          5.43            08/01/2007             6,170
      15,426  EBBETS FUNDING LLC                                                     5.29            08/17/2007            15,390
      10,181  EBBETS FUNDING LLC++                                                   5.45            08/01/2007            10,181
       2,468  ERASMUS CAPITAL CORPORATION++                                          5.29            08/10/2007             2,465

68  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,596  FAIRWAY FINANCE CORPORATION                                            5.33%           08/31/2007     $       2,584
      18,004  FALCON ASSET SECURITIZATION CORPORATION                                5.29            08/07/2007            17,988
      16,351  FALCON ASSET SECURITIZATION CORPORATION                                5.32            09/14/2007            16,247
      15,855  FALCON ASSET SECURITIZATION CORPORATION                                5.35            08/22/2007            15,807
      30,852  FIVE FINANCE INCORPORATED+++/-                                         5.30            07/09/2008            30,847
       6,060  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.26            08/15/2007             6,048
      17,277  GALLEON CAPITAL LLC                                                    5.29            08/09/2007            17,257
       9,244  GEMINI SECURITIZATION CORPORATION                                      5.29            08/09/2007             9,234
      13,729  GEMINI SECURITIZATION CORPORATION                                      5.29            08/15/2007            13,701
       8,512  GEMINI SECURITIZATION CORPORATION                                      5.36            08/01/2007             8,512
      19,128  GEORGE STREET FINANCE LLC++                                            5.31            08/23/2007            19,067
      10,516  GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $10,517)                                5.32            08/01/2007            10,516
      46,278  GRAMPIAN FUNDING LLC                                                   5.29            08/20/2007            46,150
      15,426  HARRIER FINANCE FUNDING LLC                                            5.29            08/17/2007            15,390
       5,245  HARRIER FINANCE FUNDING LLC                                            5.29            08/20/2007             5,230
       7,713  HARRIER FINANCE FUNDING LLC+++/-                                       5.31            01/11/2008             7,714
       3,085  HARRIER FINANCE FUNDING LLC+/-                                         5.34            04/25/2008             3,085
       3,533  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                       5.29            08/07/2007             3,529
      18,808  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                       5.30            08/08/2007            18,789
      15,426  HUDSON-THAMES LLC+++/-                                                 5.33            06/16/2008            15,425
      20,054  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39            08/16/2008            20,054
       7,713  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                             5.33            08/22/2008             7,713
      18,511  JUPITER SECURITIZATION CORPORATION++                                   5.29            08/06/2007            18,498
      51,820  JUPITER SECURITIZATION CORPORATION++                                   5.29            08/14/2007            51,721
       3,085  K2 (USA) LLC+++/-                                                      5.33            09/28/2007             3,085
      17,740  KESTREL FUNDING US LLC+++/-                                            5.29            02/25/2008            17,741
      12,341  KESTREL FUNDING US LLC                                                 5.32            08/13/2007            12,319
       3,085  KESTREL FUNDING US LLC+/-                                              5.34            04/25/2008             3,085
       7,646  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.30            08/02/2007             7,645
       6,251  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.30            08/14/2007             6,239
       5,058  LEGACY CAPITAL CORPORATION                                             5.40            08/01/2007             5,058
       6,170  LIBERTY HARBOUR CDO II LIMITED                                         5.39            08/23/2007             6,151
      12,341  LIBERTY STREET FUNDING CORPORATION++                                   5.29            08/09/2007            12,326
       7,490  LIBERTY STREET FUNDING CORPORATION                                     5.34            08/29/2007             7,460
      22,830  LIQUID FUNDING LIMITED+++/-                                            5.33            06/11/2008            22,826
      20,671  LIQUID FUNDING LIMITED+++/-                                            5.34            11/13/2007            20,671
       6,510  METLIFE GLOBAL FUNDING I+++/-                                          5.43            10/05/2007             6,511
       7,713  MORGAN STANLEY+/-                                                      5.45            08/07/2007             7,713
      63,629  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $63,639)                                               5.42            08/01/2007            63,629
       1,427  MORGAN STANLEY SERIES EXL+/-                                           5.38            08/15/2008             1,426
       1,234  NATIONAL CITY BANK+/-                                                  5.46            09/04/2007             1,234
       4,628  NEWPORT FUNDING CORPORATION                                            5.30            08/24/2007             4,612
      19,314  NEWPORT FUNDING CORPORATION                                            5.30            09/04/2007            19,218
      15,426  NORTH SEA FUNDING LLC                                                  5.32            08/27/2007            15,367
      15,426  NORTHERN ROCK PLC+++/-                                                 5.34            08/05/2008            15,430
       8,793  PREMIUM ASSET TRUST+++/-                                               5.48            12/21/2007             8,792

Portfolio of Investments--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  69

VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      7,713  PREMIUM ASSET TRUST SERIES 06-B+++/-                                   5.37%           12/16/2007     $       7,713
       5,862  PYXIS MASTER TRUST SERIES 2007-3+++/-                                  5.37            11/27/2007             5,862
       1,248  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.37            01/22/2008             1,248
       6,874  RANGER FUNDING CORPORATION                                             5.29            08/24/2007             6,851
       6,152  RANGER FUNDING CORPORATION                                             5.30            08/31/2007             6,125
      30,852  SAINT GERMAIN FUNDING                                                  5.30            08/02/2007            30,847
      11,107  SEDNA FINANCE INCORPORATED+++/-                                        5.29            04/10/2008            11,106
      10,798  SHEFFIELD RECEIVABLES CORPORATION++                                    5.28            08/03/2007            10,795
       7,867  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.39            04/11/2008             7,867
      15,354  SIMBA FUNDING CORPORATION                                              5.28            08/16/2007            15,320
       1,234  SKANDINAVISKA ENSKILDA BANKEN AB                                       5.16            08/20/2007             1,231
       7,713  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.30            02/04/2008             7,705
       6,016  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.30            02/29/2008             6,016
       6,170  SLM CORPORATION+++/-                                                   5.32            05/12/2008             6,122
       2,777  STANFIELD VICTORIA FUNDING LLC++                                       5.28            08/20/2007             2,769
       9,564  STANFIELD VICTORIA FUNDING LLC+++/-                                    5.36            04/03/2008             9,568
      15,426  STANFIELD VICTORIA FUNDING LLC+++/-                                    5.37            02/15/2008            15,432
      11,558  TARGET CORPORATION                                                     5.37            08/01/2007            11,558
       9,951  TASMAN FUNDING INCORPORATED++                                          5.31            09/28/2007             9,867
         876  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.30            08/21/2007               873
       1,784  THE TRAVELERS INSURANCE COMPANY+/-                                     5.39            02/08/2008             1,784
      30,852  UBS FINANCE (DELAWARE) LLC                                             5.28            08/30/2007            30,721
      12,341  UNICREDITO ITALIANO BANK (IRELAND)                                     5.34            08/09/2007            12,326
       7,713  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                     5.34            08/14/2008             7,714
       7,713  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.34            08/08/2008             7,715
       7,519  VERSAILLES CDS LLC                                                     5.29            08/03/2007             7,516
       4,165  VERSAILLES CDS LLC                                                     5.34            09/07/2007             4,143
       6,170  VETRA FINANCE INCORPORATED++                                           5.32            09/28/2007             6,118
      13,266  VICTORIA FINANCE LLC+++/-                                              5.45            07/28/2008            13,263
      17,277  WHISTLEJACKET CAPITAL LIMITED                                          5.31            08/15/2007            17,242
      15,426  WHITE PINE FINANCE LLC+++/-                                            5.32            02/22/2008            15,432
       6,706  WINDMILL FUNDING CORPORATION++                                         5.29            08/08/2007             6,699
      28,009  WORLD OMNI VEHICLE LEASING++                                           5.29            08/10/2007            27,973
       6,170  ZELA FINANCE CORPORATION                                               5.37            10/26/2007             6,094

                                                                                                                        1,610,029
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,665,461)                                                               1,665,461
                                                                                                                    -------------

SHARES
SHORT-TERM INVESTMENTS: 4.92%
   1,701,950  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++                                                               1,701,950
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,701,950)                                                                          1,701,950
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $31,450,160)*                                        105.43%                                                  $  36,446,000

OTHER ASSETS AND LIABILITIES, NET                           (5.43)                                                     (1,877,528)
                                                           ------                                                   -------------
TOTAL NET ASSETS                                           100.00%                                                  $  34,568,472
                                                           ------                                                   -------------

70  Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2007

VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

+++   Security of an affiliate of the fund with a cost of $1,701,950.

  * Cost for federal income tax purposes is $31,549,584 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                               $   5,519,193)
      Gross unrealized depreciation                                    (622,777)
                                                                  -------------
      Net unrealized appreciation (depreciation)                  $   4,896,416

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

72  Wells Fargo Advantage Large Cap Stock Funds

                             Statements of Assets and Liabilities--July 31, 2007

                                                                                Capital          Dividend
                                                                                Growth            Income
                                                                                 Fund              Fund
------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ....................................   $ 1,140,511,313    $ 197,325,732
      Collateral for securities loaned (Note 2) .........................       166,709,948       30,532,693
      Investments in affiliates .........................................         9,560,650        2,834,718
                                                                            --------------------------------
   Total investments at market value (see cost below) ...................     1,316,781,911      230,693,143
                                                                            --------------------------------
   Receivable for Fund shares issued ....................................         2,358,595          268,966
   Receivable for investments sold ......................................        17,241,190                0
   Receivables for dividends and interest ...............................           927,477          333,353
                                                                            --------------------------------
Total assets ............................................................     1,337,309,173      231,295,462
                                                                            --------------------------------

LIABILITIES
   Payable for Fund shares redeemed .....................................         1,525,515           80,016
   Payable for investments purchased ....................................        11,416,971          627,097
   Payable to investment advisor and affiliates (Note 3) ................           834,043          150,023
   Payable for securities loaned (Note 2) ...............................       166,709,948       30,532,693
   Accrued expenses and other liabilities ...............................           227,876          125,489
                                                                            --------------------------------
Total liabilities .......................................................       180,714,353       31,515,318
                                                                            --------------------------------
TOTAL NET ASSETS ........................................................   $ 1,156,594,820    $ 199,780,144
                                                                            ================================

NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $ 1,024,041,815    $ 158,959,169
   Undistributed net investment income (loss) ...........................                 0          155,282
   Undistributed net realized gain (loss) on investments ................        57,582,554        6,798,590
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
      in foreign currencies .............................................        74,970,451       33,867,103
                                                                            --------------------------------
TOTAL NET ASSETS ........................................................   $ 1,156,594,820    $ 199,780,144
                                                                            ================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A .................................................   $         9,993               NA
   Shares outstanding - Class A .........................................               536               NA
   Net asset value per share - Class A ..................................   $         18.64               NA
   Maximum offering price per share - Class A ...........................             19.78 2             NA
   Net assets - Class B .................................................                NA               NA
   Shares outstanding - Class B .........................................                NA               NA
   Net asset value and offering price per share - Class B ...............                NA               NA
   Net assets - Class C .................................................   $         9,993               NA
   Shares outstanding - Class C .........................................               536               NA
   Net asset value and offering price per share - Class C ...............   $         18.64               NA
   Net assets - Administrator Class .....................................   $   500,498,713    $   3,489,157
   Shares outstanding - Administrator Class .............................        26,295,523          204,141
   Net asset value and offering price per share - Administrator Class ...   $         19.03    $       17.09
   Net assets - Advisor Class ...........................................                NA               NA
   Shares outstanding - Advisor Class ...................................                NA               NA
   Net asset value and offering price per share - Advisor Class .........                NA               NA
   Net assets - Institutional Class .....................................   $   281,352,645               NA
   Shares outstanding - Institutional Class .............................        14,727,253               NA
   Net asset value and offering price per share - Institutional Class ...   $         19.10               NA
   Net assets - Investor Class ..........................................   $   374,723,476    $ 196,290,987
   Shares outstanding - Investor Class ..................................        20,098,060       11,314,677
   Net asset value and offering price per share - Investor Class ........   $         18.64    $       17.35
                                                                            --------------------------------

Investments at cost .....................................................   $ 1,241,811,460    $ 196,826,040
                                                                            --------------------------------
Securities on loan, at market value (Note 2) ............................   $   158,569,205    $  29,231,092
                                                                            --------------------------------

--------------------------------------------------------------------------------

1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  73

                                                                                        Growth and     Large Cap
                                                                         Growth           Income         Growth         Value
                                                                          Fund             Fund           Fund           Fund
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .............................   $ 1,467,036,188  $ 300,754,151  $  386,933,581  $ 33,078,589
      Collateral for securities loaned (Note 2) ..................       372,512,487     31,273,621      63,166,622     1,665,461
      Investments in affiliates ..................................         7,804,986     11,952,816       4,851,191     1,701,950
                                                                     ------------------------------------------------------------
   Total investments at market value (see cost below) ............     1,847,353,661    343,980,588     454,951,394    36,446,000
                                                                     ------------------------------------------------------------
   Receivable for Fund shares issued .............................         6,421,619        209,664         157,219        22,774
   Receivable for investments sold ...............................        30,434,873              0       5,903,071             0
   Receivables for dividends and interest ........................         2,129,868        119,432         602,171        51,976
                                                                     ------------------------------------------------------------
Total assets .....................................................     1,886,340,021    344,309,684     461,613,855    36,520,750
                                                                     ------------------------------------------------------------

LIABILITIES
   Payable for Fund shares redeemed ..............................         1,510,839        175,304         441,799        48,371
   Payable for investments purchased .............................        30,956,757      6,093,049       8,839,717       201,915
   Payable to investment advisor and affiliates (Note 3) .........         1,372,854        215,002         260,784        19,576
   Payable for securities loaned (Note 2) ........................       372,512,487     31,273,621      63,166,622     1,665,461
   Accrued expenses and other liabilities ........................           181,504        116,200         205,383        16,955
                                                                     ------------------------------------------------------------
Total liabilities ................................................       406,534,441     37,873,176      72,914,305     1,952,278
                                                                     ------------------------------------------------------------
TOTAL NET ASSETS .................................................   $ 1,479,805,580  $ 306,436,508  $  388,699,550  $ 34,568,472
                                                                     ============================================================

NET ASSETS CONSIST OF
   Paid-in capital ...............................................   $ 1,341,072,618  $ 306,668,481  $  682,104,988  $ 28,445,032
   Undistributed net investment income (loss) ....................                 0              0               0       155,422
   Undistributed net realized gain (loss) on investments .........      (151,992,000)   (18,001,110)   (349,937,879)      972,178
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and
      liabilities denominated in foreign currencies ..............       290,724,962     17,769,137      56,532,441     4,995,840
                                                                     ------------------------------------------------------------
TOTAL NET ASSETS .................................................   $ 1,479,805,580  $ 306,436,508  $  388,699,550  $ 34,568,472
                                                                     ============================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ..........................................                NA             NA              NA  $  3,939,119
   Shares outstanding - Class A ..................................                NA             NA              NA       192,065
   Net asset value per share - Class A ...........................                NA             NA              NA  $      20.51
   Maximum offering price per share - Class A ....................                NA             NA              NA  $      21.76 2
   Net assets - Class B ..........................................                NA             NA              NA  $  1,002,341
   Shares outstanding - Class B ..................................                NA             NA              NA        49,425
   Net asset value and offering price per share - Class B ........                NA             NA              NA  $      20.28
   Net assets - Class C ..........................................   $       325,217             NA              NA  $    462,868
   Shares outstanding - Class C ..................................            12,694             NA              NA        22,794
   Net asset value and offering price per share - Class C ........   $         25.62             NA              NA  $      20.31
   Net assets - Administrator Class ..............................   $   128,522,623  $     434,698              NA  $  3,177,314
   Shares outstanding - Administrator Class ......................         4,720,118         17,356              NA       154,848
   Net asset value and offering price per share - Administrator
     Class .......................................................   $         27.23  $       25.05              NA  $      20.52
   Net assets - Advisor Class ....................................   $    23,142,038  $   3,628,774              NA            NA
   Shares outstanding - Advisor Class ............................           877,955        144,900              NA            NA
   Net asset value and offering price per share - Advisor Class ..   $         26.36  $       25.04              NA            NA
   Net assets - Institutional Class ..............................   $   264,648,171  $  33,838,628              NA            NA
   Shares outstanding - Institutional Class ......................         9,541,741      1,337,549              NA            NA
   Net asset value and offering price per share - Institutional
     Class .......................................................   $         27.74  $       25.30              NA            NA
   Net assets - Investor Class ...................................   $ 1,063,167,531  $ 268,534,408  $  388,699,550  $ 25,986,830
   Shares outstanding - Investor Class ...........................        40,220,620     10,660,743      14,301,523     1,269,465
   Net asset value and offering price per share - Investor
      Class ......................................................   $         26.43  $       25.19  $        27.18  $      20.47
                                                                     ------------------------------------------------------------

Investments at cost ..............................................   $ 1,556,628,699  $ 326,211,451  $  398,418,953  $ 31,450,160
                                                                     ------------------------------------------------------------
Securities on loan, at market value (Note 2) .....................   $   354,647,911  $  29,747,801  $   59,985,247  $  1,613,448
                                                                     ------------------------------------------------------------

74  Wells Fargo Advantage Large Cap Stock Funds

                      Statements of Operations--For the Year Ended July 31, 2007

                                                                            Capital        Dividend
                                                                            Growth          Income
                                                                             Fund            Fund
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .......................................................   $   7,091,188   $  6,126,804
   Income from affiliated securities .................................         861,859        116,906
   Other Income ......................................................           1,105              0
   Securities lending income, net ....................................          53,140         23,092
                                                                         ----------------------------
Total investment income ..............................................       8,007,292      6,266,802
                                                                         ----------------------------

EXPENSES
   Advisory fees .....................................................       6,776,114      1,569,677
   Administration fees
      Fund Level .....................................................         468,055        104,645
      Class A 2 ......................................................               0             NA
      Class B ........................................................              NA             NA
      Class C 2 ......................................................               0             NA
      Administrator Class ............................................         455,801          6,614
      Advisor Class ..................................................              NA             NA
      Institutional Class ............................................         149,049             NA
      Investor Class .................................................       1,322,991        749,903
   Custody fees ......................................................         187,222         41,858
   Shareholder servicing fees (Note 3) ...............................       1,874,498        523,226
   Accounting fees ...................................................          78,344         39,427
   Distribution fees (Note 3)
      Class B ........................................................              NA             NA
      Class C 2 ......................................................               0             NA
   Professional fees .................................................          33,131         26,094
   Registration fees .................................................          45,506         28,315
   Shareholder reports ...............................................         160,452         46,991
   Trustees' fees ....................................................           8,808          8,808
   Other fees and expenses ...........................................          19,656          6,459
                                                                         ----------------------------
Total expenses .......................................................      11,579,627      3,152,017
                                                                         ----------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ......................      (1,704,171)      (311,469)
   Net expenses ......................................................       9,875,456      2,840,548
                                                                         ----------------------------
Net investment income (loss) .........................................      (1,868,164)     3,426,254
                                                                         ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...      62,236,408     17,549,844
                                                                         ----------------------------
Net realized gain and loss from investments ..........................      62,236,408     17,549,844
                                                                         ----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...      88,589,799        935,735
                                                                         ----------------------------
Net change in unrealized appreciation (depreciation) of investments ..      88,589,799        935,735
                                                                         ----------------------------
Net realized and unrealized gain (loss) on investments ...............     150,826,207     18,485,579
                                                                         ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $ 148,958,043   $ 21,911,833
                                                                         ============================

1 Net of foreign withholding taxes of ................................   $      85,878   $     19,388

2 Class A and Class C of Capital Growth Fund reflects zero balance on administration and distribution fees because both Classes were only incepted on July 31, 2007.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended July 31, 2007

                                 Wells Fargo Advantage Large Cap Stock Funds  75

                                                                                        Growth and    Large Cap
                                                                           Growth         Income        Growth       Value
                                                                            Fund           Fund          Fund         Fund
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .......................................................  $   8,494,672  $  4,242,144  $  3,407,148  $   582,915
   Income from affiliated securities .................................        573,992       408,916       275,516       98,967
   Other Income ......................................................          6,392             0         1,796            0
   Securities lending income, net ....................................        243,184        17,791        49,557        4,219
                                                                        ------------------------------------------------------
Total investment income ..............................................      9,318,240     4,668,851     3,734,017      686,101
                                                                        ------------------------------------------------------

EXPENSES
   Advisory fees .....................................................      9,776,659     2,130,043     3,017,231      245,724
   Administration fees
      Fund Level .....................................................        694,359       142,003       201,149       16,382
      Class A 2 ......................................................             NA            NA            NA       10,876
      Class B ........................................................             NA            NA            NA        3,230
      Class C 2 ......................................................            645            NA            NA        1,442
      Administrator Class ............................................        119,379         2,407            NA        2,775
      Advisor Class ..................................................         57,409         7,501            NA           NA
      Institutional Class ............................................        178,064        26,166            NA           NA
      Investor Class .................................................      4,617,112       982,521     1,609,190      109,960
   Custody fees ......................................................        277,743        56,801        80,459        6,553
   Shareholder servicing fees (Note 3) ...............................      2,915,342       628,246     1,005,744       81,908
   Accounting fees ...................................................        133,875        59,273        46,498       45,537
   Distribution fees (Note 3)
      Class B ........................................................             NA            NA            NA        8,650
      Class C 2 ......................................................          1,726            NA            NA        3,864
   Professional fees .................................................         37,900        26,718        28,046       17,360
   Registration fees .................................................         50,354        40,031        17,236       47,839
   Shareholder reports ...............................................        184,139        28,677       138,939        8,539
   Trustees' fees ....................................................          8,808         8,808         8,808        8,808
   Other fees and expenses ...........................................         29,302         3,398        11,859        1,139
                                                                        ------------------------------------------------------
Total expenses .......................................................     19,082,816     4,142,593     6,165,159      620,586
                                                                        ------------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ......................       (769,857)     (649,344)   (1,377,818)    (221,847)
   Net expenses ......................................................     18,312,959     3,493,249     4,787,341      398,739
                                                                        ------------------------------------------------------
Net investment income (loss) .........................................     (8,994,719)    1,175,602    (1,053,324)     287,362
                                                                        ------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
      translation ....................................................    199,378,203    39,187,963    47,075,575    1,500,528
                                                                        ------------------------------------------------------
Net realized gain and loss from investments ..........................    199,378,203    39,187,963    47,075,575    1,500,528
                                                                        ------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
      translation ....................................................    158,756,490    16,615,783    18,267,738    2,216,480
                                                                        ------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments .......................................................    158,756,490    16,615,783    18,267,738    2,216,480
                                                                        ------------------------------------------------------
Net realized and unrealized gain (loss) on investments ...............    358,134,693    55,803,746    65,343,313    3,717,008
                                                                        ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......  $ 349,139,974  $ 56,979,348  $ 64,289,989  $ 4,004,370
                                                                        ======================================================

1 Net of foreign withholding taxes of ................................  $      34,252  $      8,106  $     10,501  $     5,264
2 Class A and Class C of Capital Growth Fund reflects zero balance on administration and distribution fees because both Classes were only incepted on July 31, 2007.

76  Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets

                                                                                                          CAPITAL GROWTH FUND
                                                                                                   --------------------------------
                                                                                                       For the          For the
                                                                                                     Year Ended       Year Ended
                                                                                                    July 31, 2007    July 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ........................................................................   $   727,266,579   $  302,947,158

OPERATIONS
   Net investment income (loss) ................................................................        (1,868,164)      (2,032,151)
   Net realized gain (loss) on investments .....................................................        62,236,408       13,220,037
   Net change in unrealized appreciation (depreciation) of investments .........................        88,589,799      (38,226,325)
                                                                                                   --------------------------------
Net increase (decrease) in nets assets resulting from operations ...............................       148,958,043      (27,038,439)
                                                                                                   --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Administrator Class ......................................................................                 0               NA
      Investor Class ...........................................................................                 0               NA
   Net realized gain on sales of investments
      Administrator Class ......................................................................        (2,428,847)      (4,643,494)
      Institutional Class ......................................................................          (593,853)      (2,229,475)
      Investor Class ...........................................................................        (1,364,179)      (6,963,708)
                                                                                                   --------------------------------
Total distributions to shareholders ............................................................        (4,386,879)     (13,836,677)
                                                                                                   --------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................................            10,000               NA
   Cost of shares redeemed - Class A ...........................................................                 0               NA
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ....            10,000               NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Class C .........................................................            10,000               NA
   Cost of shares redeemed - Class C ...........................................................                 0               NA
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ....            10,000               NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Administrator Class .............................................       315,825,342      614,894,724
   Reinvestment of distributions - Administrator Class .........................................         2,060,522        3,501,611
   Cost of shares redeemed - Administrator Class ...............................................      (271,971,914)    (290,012,420)
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class .......................................................................        45,913,950      328,383,915
                                                                                                   --------------------------------
   Proceeds from shares sold - Advisor Class ...................................................                NA               NA
   Cost of shares redeemed - Advisor Class .....................................................                NA               NA
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Advisor
     Class .....................................................................................                NA               NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Institutional Class .............................................       226,551,698       92,107,950
   Reinvestment of distributions - Institutional Class .........................................           558,278        1,941,404
   Cost of shares redeemed - Institutional Class ...............................................       (80,982,451)     (23,317,498)
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class .......................................................................       146,127,525       70,731,856
                                                                                                   --------------------------------
   Proceeds from shares sold - Investor Class ..................................................       217,007,692      157,299,782
   Reinvestment of distributions - Investor Class ..............................................         1,232,841        6,330,795
   Cost of shares redeemed - Investor Class ....................................................      (125,544,931)     (97,551,811)
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Investor Class ............................................................................        92,695,602       66,078,766
                                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .........       284,757,077      465,194,537
                                                                                                   --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................................       429,328,241      424,319,421
                                                                                                   ================================
ENDING NET ASSETS ..............................................................................   $ 1,156,594,820   $  727,266,579
                                                                                                   ================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Large Cap Stock Funds  77

                                                                         DIVIDEND INCOME FUND                 GROWTH FUND
                                                                     ----------------------------  --------------------------------
                                                                        For the        For the         For the           For the
                                                                      Year Ended     Year Ended      Year Ended        Year Ended
                                                                     July 31, 2007  July 31, 2006   July 31, 2007    July 31, 2006
                                                                     --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ..........................................   $ 202,047,452  $ 228,756,668  $ 1,280,941,277  $ 1,573,909,365

OPERATIONS
   Net investment income (loss) ..................................       3,426,254      3,409,755       (8,994,719)     (11,908,344)
   Net realized gain (loss) on investments .......................      17,549,844     20,109,777      199,378,203      241,242,835
   Net change in unrealized appreciation (depreciation) of
     investments .................................................         935,735     (7,405,490)     158,756,490     (181,560,076)
                                                                     --------------------------------------------------------------
Net increase (decrease) in nets assets resulting from
  operations .....................................................      21,911,833     16,114,042      349,139,974       47,774,415
                                                                     --------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Administrator Class ........................................        (139,789)      (148,107)               0                0
      Investor Class .............................................      (3,580,971)    (2,970,429)               0                0
   Net realized gain on sales of investments
      Administrator Class ........................................        (553,908)      (270,118)               0                0
      Institutional Class ........................................               0              0                0                0
      Investor Class .............................................     (13,056,022)    (9,784,391)               0                0
                                                                     --------------------------------------------------------------
Total distributions to shareholders ..............................     (17,330,690)   (13,173,045)               0                0
                                                                     --------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...........................              NA             NA               NA               NA
   Cost of shares redeemed - Class A .............................              NA             NA               NA               NA
                                                                     --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A .................................              NA             NA               NA               NA
                                                                     --------------------------------------------------------------
   Proceeds from shares sold - Class C ...........................              NA             NA          123,191          177,832
   Cost of shares redeemed - Class C .............................              NA             NA          (21,380)        (154,787)
                                                                     --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C .................................              NA             NA          101,811           23,045
                                                                     --------------------------------------------------------------
   Proceeds from shares sold - Administrator Class ...............       1,618,042      7,346,321       24,372,444       69,751,877
   Reinvestment of distributions - Administrator Class ...........         339,119        379,084                0                0
   Cost of shares redeemed - Administrator Class .................      (8,915,926)    (2,660,807)     (36,666,685)     (23,263,532)
                                                                     --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class .....................      (6,958,765)     5,064,598      (12,294,241)      46,488,345
                                                                     --------------------------------------------------------------
   Proceeds from shares sold - Advisor Class .....................              NA             NA       33,581,138       28,257,642
   Cost of shares redeemed - Advisor Class .......................              NA             NA      (32,196,818)     (21,574,201)
                                                                     --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Advisor Class ...........................              NA             NA        1,384,320        6,683,441
                                                                     --------------------------------------------------------------
   Proceeds from shares sold - Institutional Class ...............              NA             NA      151,470,900       47,157,409
   Reinvestment of distributions - Institutional Class ...........              NA             NA                0                0
   Cost of shares redeemed - Institutional Class .................              NA             NA     (122,974,583)    (188,375,399)
                                                                     --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class .....................              NA             NA       28,496,317     (141,217,990)
                                                                     --------------------------------------------------------------
   Proceeds from shares sold - Investor Class ....................      25,595,412     23,405,260       73,848,126       88,004,004
   Reinvestment of distributions - Investor Class ................      15,582,558     11,984,857                0                0
   Cost of shares redeemed - Investor Class ......................     (41,067,656)   (70,104,928)    (241,812,004)    (340,723,348)
                                                                     --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class ..........................         110,314    (34,714,811)    (167,963,878)    (252,719,344)
                                                                     --------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital share
  transaction - Total ............................................      (6,848,451)   (29,650,213)    (150,275,671)    (340,742,503)
                                                                     --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ............................      (2,267,308)   (26,709,216)     198,864,303     (292,968,088)
                                                                     ==============================================================
ENDING NET ASSETS ................................................   $ 199,780,144  $ 202,047,452  $ 1,479,805,580  $ 1,280,941,277
                                                                     ==============================================================

78  Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets

                                                                                                           CAPITAL GROWTH FUND
                                                                                                      -----------------------------
                                                                                                         For the         For the
                                                                                                       Year Ended       Year Ended
                                                                                                      July 31, 2007   July 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..........................................................................             536              NA
   Shares redeemed - Class A ......................................................................               0              NA
                                                                                                      -----------------------------
   Net increase (decrease) in shares outstanding - Class A ........................................             536              NA
                                                                                                      -----------------------------
   Shares sold - Class C ..........................................................................             536              NA
   Shares redeemed - Class C ......................................................................               0              NA
                                                                                                      -----------------------------
   Net increase (decrease) in shares outstanding - Class C ........................................             536              NA
                                                                                                      -----------------------------
   Shares sold - Administrator Class ..............................................................      17,480,689      35,964,638
   Shares issued in reinvestment of distributions - Administrator Class ...........................         116,217         203,464
   Shares redeemed - Administrator Class ..........................................................     (14,988,744)    (17,021,928)
                                                                                                      -----------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ............................       2,608,162      19,146,174
                                                                                                      -----------------------------
   Shares-sold - Advisor Class ....................................................................              NA              NA
   Shares redeemed - Advisor Class ................................................................              NA              NA
                                                                                                      -----------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ..................................              NA              NA
                                                                                                      -----------------------------
   Shares sold - Institutional Class ..............................................................      12,256,432       5,438,208
   Shares issued in reinvestment of distributions - Institutional Class ...........................          31,417         112,676
   Shares redeemed - Institutional Class ..........................................................      (4,381,104)     (1,373,786)
                                                                                                      -----------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ............................       7,906,745       4,177,098
                                                                                                      -----------------------------
   Shares sold - Investor Class ...................................................................      12,227,941       9,417,551
   Shares issued in reinvestment of distributions - Investor Class ................................          70,772         372,400
   Shares redeemed - Investor Class ...............................................................      (7,179,469)     (5,882,628)
                                                                                                      -----------------------------
   Net increase (decrease) in shares outstanding - Investor Class .................................       5,119,244       3,907,323
                                                                                                      -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........      15,635,223      27,230,595
                                                                                                      =============================

Ending balance of undistributed net investment income (loss) ......................................   $           0   $           0
                                                                                                      -----------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Large Cap Stock Funds  79

                                                                         DIVIDEND INCOME FUND                 GROWTH FUND
                                                                     -----------------------------   -----------------------------
                                                                        For the         For the         For the         For the
                                                                       Year Ended     Year Ended      Year Ended      Year Ended
                                                                     July 31, 2007   July 31, 2006   July 31, 2007   July 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .........................................              NA              NA              NA              NA
   Shares redeemed - Class A .....................................              NA              NA              NA              NA
                                                                     -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class A .......              NA              NA              NA              NA
                                                                     -------------------------------------------------------------
   Shares sold - Class C .........................................              NA              NA           5,178           8,335
   Shares redeemed - Class C .....................................              NA              NA            (954)         (7,347)
                                                                     -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class C .......              NA              NA           4,224             988
                                                                     -------------------------------------------------------------
   Shares sold - Administrator Class .............................          93,039         451,126         982,693       3,051,115
   Shares issued in reinvestment of distributions - Administrator
     Class .......................................................          19,847          23,496               0               0
   Shares redeemed - Administrator Class .........................        (520,732)       (162,432)     (1,513,203)     (1,037,328)
                                                                     -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Administrator
     Class .......................................................        (407,846)        312,190        (530,510)      2,013,787
                                                                     -------------------------------------------------------------
   Shares-sold - Advisor Class ...................................              NA              NA       1,423,074       1,330,512
   Shares redeemed - Advisor Class ...............................              NA              NA      (1,350,267)     (1,017,458)
                                                                     -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Advisor
     Class .......................................................              NA              NA          72,807         313,054
                                                                     -------------------------------------------------------------
   Shares sold - Institutional Class .............................              NA              NA       6,172,686       2,127,908
   Shares issued in reinvestment of distributions - Institutional
     Class .......................................................              NA              NA               0               0
   Shares redeemed - Institutional Class .........................              NA              NA      (5,012,482)     (9,013,204)
                                                                     -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Institutional
     Class .......................................................              NA              NA       1,160,204      (6,885,296)
                                                                     -------------------------------------------------------------
   Shares sold - Investor Class ..................................       1,441,202       1,407,476       3,081,049       4,049,977
   Shares issued in reinvestment of distributions - Investor
     Class .......................................................         897,284         733,499               0               0
   Shares redeemed - Investor Class ..............................      (2,314,135)     (4,215,943)    (10,272,545)    (15,865,389)
                                                                     -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Investor
     Class .......................................................          24,351      (2,074,968)     (7,191,496)    (11,815,412)
                                                                     -------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
  CAPITAL SHARE TRANSACTIONS .....................................        (383,495)     (1,762,778)     (6,484,771)    (16,372,879)
                                                                     =============================================================

Ending balance of undistributed net investment income (loss) .....   $     155,282   $     449,788   $           0   $           0
                                                                     -------------------------------------------------------------

80  Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets

                                                                                                        GROWTH AND INCOME FUND
                                                                                                    ------------------------------
                                                                                                       For the          For the
                                                                                                      Year Ended      Year Ended
                                                                                                    July 31, 2007    July 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .........................................................................   $ 295,949,180   $  448,213,377

OPERATIONS
   Net investment income (loss) .................................................................       1,175,602        1,495,180
   Net realized gain (loss) on investments ......................................................      39,187,963       10,885,787
   Net change in unrealized appreciation (depreciation) of investments ..........................      16,615,783      (18,312,082)
                                                                                                    ------------------------------
Net increase (decrease) in nets assets resulting from operations ................................      56,979,348       (5,931,115)
                                                                                                    ------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...................................................................................              NA               NA
      Class B ...................................................................................              NA               NA
      Class C ...................................................................................              NA               NA
      Administrator Class .......................................................................          (2,701)        (365,423)
      Advisor Class .............................................................................         (19,117)         (20,430)
      Institutional Class .......................................................................        (340,030)        (304,687)
      Investor Class ............................................................................        (981,269)        (900,934)
   Net realized gain on sales of investments
      Class A ...................................................................................              NA               NA
      Class B ...................................................................................              NA               NA
      Class C ...................................................................................              NA               NA
      Administrator Class .......................................................................               0                0
      Investor Class ............................................................................               0                0
                                                                                                    ------------------------------
Total distributions to shareholders .............................................................      (1,343,117)      (1,591,474)
                                                                                                    ------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..........................................................              NA               NA
   Reinvestment of distributions - Class A ......................................................              NA               NA
   Cost of shares redeemed - Class A ............................................................              NA               NA
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A .....              NA               NA
                                                                                                    ------------------------------
   Proceeds from shares sold - Class B ..........................................................              NA               NA
   Reinvestment of distributions - Class B ......................................................              NA               NA
   Cost of shares redeemed - Class B ............................................................              NA               NA
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B .....              NA               NA
                                                                                                    ------------------------------
   Proceeds from shares sold - Class C ..........................................................              NA               NA
   Reinvestment of distributions - Class C ......................................................              NA               NA
   Cost of shares redeemed - Class C ............................................................              NA               NA
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C .....              NA               NA
                                                                                                    ------------------------------
   Proceeds from shares sold - Administrator Class ..............................................         709,962       12,739,938
   Reinvestment of distributions - Administrator Class ..........................................           2,312          365,424
   Cost of shares redeemed - Administrator Class ................................................     (41,990,254)     (69,930,323)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction
      - Administrator Class .....................................................................     (41,277,980)     (56,824,961)
                                                                                                    ------------------------------
   Proceeds from shares sold - Advisor Class ....................................................       3,132,290        1,102,265
   Reinvestment of distributions - Advisor Class ................................................          19,028           20,270
   Cost of shares redeemed - Advisor Class ......................................................      (3,062,025)      (3,175,996)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction
      - Advisor Class ...........................................................................          89,293       (2,053,461)
                                                                                                    ------------------------------
   Proceeds from shares sold - Institutional Class ..............................................       8,265,549        6,342,937
   Reinvestment of distributions - Institutional Class ..........................................         340,030          304,073
   Cost of shares redeemed - Institutional Class ................................................     (10,352,158)      (7,215,061)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction
      - Institutional Class .....................................................................      (1,746,579)        (568,051)
                                                                                                    ------------------------------
   Proceeds from shares sold - Investor Class ...................................................      71,526,750       20,156,896
   Reinvestment of distributions - Investor Class ...............................................         955,117          879,603
   Cost of shares redeemed - Investor Class .....................................................     (74,695,504)    (106,331,634)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction
      - Investor Class ..........................................................................      (2,213,637)     (85,295,135)
                                                                                                    ------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ..........     (45,148,903)    (144,741,608)
                                                                                                    ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................................................      10,487,328     (152,264,197)
                                                                                                    ==============================
ENDING NET ASSETS ...............................................................................   $ 306,436,508   $  295,949,180
                                                                                                    ==============================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Large Cap Stock Funds  81

                                                                        LARGE CAP GROWTH FUND                 VALUE FUND
                                                                    -----------------------------   ------------------------------
                                                                       For the         For the         For the          For the
                                                                      Year Ended      Year Ended      Year Ended      Year Ended
                                                                    July 31, 2007   July 31, 2006   July 31, 2007    July 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .........................................   $ 395,580,667   $ 468,518,778   $  24,996,323   $   32,147,431

OPERATIONS
   Net investment income (loss) .................................      (1,053,324)     (1,664,131)        287,362          285,903
   Net realized gain (loss) on investments ......................      47,075,575      53,267,652       1,500,528        1,878,355
   Net change in unrealized appreciation (depreciation) of
     investments ................................................      18,267,738     (56,602,938)      2,216,480         (967,125)
                                                                    --------------------------------------------------------------
Net increase (decrease) in nets assets resulting from
   operations ...................................................      64,289,989      (4,999,417)      4,004,370        1,197,133
                                                                    --------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...................................................              NA              NA         (41,099)         (36,215)
      Class B ...................................................              NA              NA          (3,571)               0
      Class C ...................................................              NA              NA          (1,360)               0
      Administrator Class .......................................              NA              NA         (31,512)         (14,851)
      Advisor Class .............................................              NA              NA              NA               NA
      Institutional Class .......................................              NA              NA              NA               NA
      Investor Class ............................................               0               0        (233,946)        (122,495)
   Net realized gain on sales of investments
      Class A ...................................................              NA              NA        (240,543)        (165,051)
      Class B ...................................................              NA              NA         (77,382)         (41,160)
      Class C ...................................................              NA              NA         (33,250)         (21,835)
      Administrator Class .......................................              NA              NA        (173,772)         (51,160)
      Investor Class ............................................               0               0      (1,478,745)        (580,044)
                                                                    --------------------------------------------------------------
Total distributions to shareholders .............................               0               0      (2,315,180)      (1,032,811)
                                                                    --------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..........................              NA              NA         589,556        2,315,510
   Reinvestment of distributions - Class A ......................              NA              NA         276,974          135,601
   Cost of shares redeemed - Class A ............................              NA              NA        (660,487)      (3,068,772)
                                                                    --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class A .......................              NA              NA         206,043         (617,661)
                                                                    --------------------------------------------------------------
   Proceeds from shares sold - Class B ..........................              NA              NA           3,850          164,920
   Reinvestment of distributions - Class B ......................              NA              NA          75,088           37,554
   Cost of shares redeemed - Class B ............................              NA              NA        (284,974)        (395,217)
                                                                    --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class B .......................              NA              NA        (206,036)        (192,743)
                                                                    --------------------------------------------------------------
   Proceeds from shares sold - Class C ..........................              NA              NA          44,209          109,874
   Reinvestment of distributions - Class C ......................              NA              NA          29,015           17,862
   Cost of shares redeemed - Class C ............................              NA              NA        (197,584)        (273,397)
                                                                    --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class C .......................              NA              NA        (124,360)        (145,661)
                                                                    --------------------------------------------------------------
   Proceeds from shares sold - Administrator Class ..............              NA              NA       3,011,282          718,302
   Reinvestment of distributions - Administrator Class ..........              NA              NA          62,578           10,980
   Cost of shares redeemed - Administrator Class ................              NA              NA      (1,995,685)        (414,239)
                                                                    --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Administrator Class ...........              NA              NA       1,078,175          315,043
                                                                    --------------------------------------------------------------
   Proceeds from shares sold - Advisor Class ....................              NA              NA              NA               NA
   Reinvestment of distributions - Advisor Class ................              NA              NA              NA               NA
   Cost of shares redeemed - Advisor Class ......................              NA              NA              NA               NA
                                                                    --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Advisor Class .................              NA              NA              NA               NA
                                                                    --------------------------------------------------------------
   Proceeds from shares sold - Institutional Class ..............              NA              NA              NA               NA
   Reinvestment of distributions - Institutional Class ..........              NA              NA              NA               NA
   Cost of shares redeemed - Institutional Class ................              NA              NA              NA               NA
                                                                    --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Institutional Class ...........              NA              NA              NA               NA
                                                                    --------------------------------------------------------------
   Proceeds from shares sold - Investor Class ...................      23,745,301      20,382,935      14,106,979        3,758,437
   Reinvestment of distributions - Investor Class ...............          16,467               0       1,631,932          668,526
   Cost of shares redeemed - Investor Class .....................     (94,932,874)    (88,321,629)     (8,809,774)     (11,101,371)
                                                                    --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Investor Class .................     (71,171,106)    (67,938,694)      6,929,137       (6,674,408)
                                                                    --------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital
   share transaction - Total ....................................     (71,171,106)    (67,938,694)      7,882,959       (7,315,430)
                                                                    --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................      (6,881,117)    (72,938,111)      9,572,149       (7,151,108)
                                                                    ==============================================================
ENDING NET ASSETS ...............................................   $ 388,699,550   $ 395,580,667   $  34,568,472   $   24,996,323
                                                                    ==============================================================

82  Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets

                                                                                                    GROWTH AND INCOME FUND
                                                                                                -----------------------------
                                                                                                   For the         For the
                                                                                                  Year Ended      Year Ended
                                                                                                July 31, 2007   July 31, 2006
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................................              NA              NA
   Shares issued in reinvestment of distributions - Class A .................................              NA              NA
   Shares redeemed - Class A ................................................................              NA              NA
                                                                                                -----------------------------
   Net increase (decrease) in shares outstanding - Class A ..................................              NA              NA
                                                                                                -----------------------------
   Shares sold - Class B ....................................................................              NA              NA
   Shares issued in reinvestment of distributions - Class B .................................              NA              NA
   Shares redeemed - Class B ................................................................              NA              NA
                                                                                                -----------------------------
   Net increase (decrease) in shares outstanding - Class B ..................................              NA              NA
                                                                                                -----------------------------
   Shares sold - Class C ....................................................................              NA              NA
   Shares issued in reinvestment of distributions - Class C .................................              NA              NA
   Shares redeemed - Class C ................................................................              NA              NA
                                                                                                -----------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................              NA              NA
                                                                                                -----------------------------
   Shares sold - Administrator Class ........................................................          31,785         617,126
   Shares issued in reinvestment of distributions - Administrator Class .....................              94          17,890
   Shares redeemed - Administrator Class ....................................................      (2,040,302)     (3,457,937)
                                                                                                -----------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................      (2,008,423)     (2,822,921)
                                                                                                -----------------------------
   Shares-sold - Advisor Class ..............................................................         128,949          53,427
   Shares issued in reinvestment of distributions - Advisor Class ...........................             798             993
   Shares redeemed - Advisor Class ..........................................................        (128,045)       (153,097)
                                                                                                -----------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ............................           1,702         (98,677)
                                                                                                -----------------------------
   Shares sold - Institutional Class ........................................................         341,391         303,219
   Shares issued in reinvestment of distributions - Institutional Class .....................          14,128          14,733
   Shares redeemed - Institutional Class ....................................................        (433,239)       (344,863)
                                                                                                -----------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......................         (77,720)        (26,911)
                                                                                                -----------------------------
   Shares sold - Investor Class .............................................................       2,839,117         972,238
   Shares issued in reinvestment of distributions - Investor Class ..........................          40,005          42,821
   Shares redeemed - Investor Class .........................................................      (3,135,287)     (5,126,164)
                                                                                                -----------------------------
   Net increase (decrease) in shares outstanding - Investor Class ...........................        (256,165)     (4,111,105)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....      (2,340,606)     (7,059,614)
                                                                                                =============================

Ending balance of undistributed net investment income (loss) ................................   $           0   $      53,677
                                                                                                -----------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Large Cap Stock Funds  83

                                                                          LARGE CAP GROWTH FUND                 VALUE FUND
                                                                      -----------------------------   -----------------------------
                                                                         For the          For the        For the          For the
                                                                       Year Ended       Year Ended      Year Ended      Year Ended
                                                                      July 31, 2007   July 31, 2006   July 31, 2007   July 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...........................................             NA              NA          28,521         124,334
   Shares issued in reinvestment of distributions - Class A ........             NA              NA          13,514           7,410
   Shares redeemed - Class A .......................................             NA              NA         (32,492)       (163,895)
                                                                      -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class A .........             NA              NA           9,543         (32,151)
                                                                      -------------------------------------------------------------
   Shares sold - Class B ...........................................             NA              NA             189           8,869
   Shares issued in reinvestment of distributions - Class B ........             NA              NA           3,712           2,073
   Shares redeemed - Class B .......................................             NA              NA         (14,003)        (21,124)
                                                                      -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class B .........             NA              NA         (10,102)        (10,182)
                                                                      -------------------------------------------------------------
   Shares sold - Class C ...........................................             NA              NA           2,346           5,923
   Shares issued in reinvestment of distributions - Class C ........             NA              NA           1,433             986
   Shares redeemed - Class C .......................................             NA              NA         (10,021)        (14,724)
                                                                      -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class C .........             NA              NA          (6,242)         (7,815)
                                                                      -------------------------------------------------------------
   Shares sold - Administrator Class ...............................             NA              NA         144,023          38,874
   Shares issued in reinvestment of distributions - Administrator
      Class ........................................................             NA              NA           3,054             601
   Shares redeemed - Administrator Class ...........................             NA              NA         (95,249)        (22,164)
                                                                      -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Administrator
      Class ........................................................             NA              NA          51,828          17,311
                                                                      -------------------------------------------------------------
   Shares-sold - Advisor Class .....................................             NA              NA              NA              NA
   Shares issued in reinvestment of distributions - Advisor Class ..             NA              NA              NA              NA
   Shares redeemed - Advisor Class .................................             NA              NA              NA              NA
                                                                      -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ...             NA              NA              NA              NA
                                                                      -------------------------------------------------------------
   Shares sold - Institutional Class ...............................             NA              NA              NA              NA
   Shares issued in reinvestment of distributions - Institutional
      Class ........................................................             NA              NA              NA              NA
   Shares redeemed - Institutional Class ...........................             NA              NA              NA              NA
                                                                      -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Institutional
      Class ........................................................             NA              NA              NA              NA
                                                                      -------------------------------------------------------------
   Shares sold - Investor Class ....................................        925,568         830,623         680,706         199,759
   Shares issued in reinvestment of distributions - Investor
      Class ........................................................            705              NA          79,812          36,623
   Shares redeemed - Investor Class ................................     (3,690,637)     (3,644,187)       (428,649)       (597,244)
                                                                      -------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..     (2,764,364)     (2,813,564)        331,869        (360,862)
                                                                      -------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ......................................     (2,764,364)     (2,813,564)        376,896        (393,699)
                                                                      =============================================================
Ending balance of undistributed net investment income (loss) .......  $           0   $           0   $     155,422   $     179,548
                                                                      -------------------------------------------------------------

84  Wells Fargo Advantage Large Cap Stock Funds             Financial Highlights

                                               Beginning                  Net Realized   Distributions
                                               Net Asset       Net       and Unrealized     from Net
                                               Value Per    Investment     Gain (Loss)     Investment
                                                 Share    Income (Loss)  on Investments     Income
------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND
------------------------------------------------------------------------------------------------------
Class A
July 31, 2007 13 ............................   $ 18.64      0.00             0.00            0.00

Class C
July 31, 2007 13 ............................   $ 18.64      0.00             0.00            0.00

Administrator Class
August 1, 2006 to July 31, 2007 .............   $ 16.07     (0.02) 5          3.08            0.00
August 1, 2005 to July 31, 2006 .............   $ 16.70     (0.03) 5         (0.12)           0.00
January 1, 2005 to July 31, 2005 6 ..........   $ 15.82     (0.02) 5          0.91            0.00
January 1, 2004 to December 31, 2004 ........   $ 13.40     (0.01)            2.43 7          0.00
June 30, 2003 8 to December 31, 2003 ........   $ 11.96     (0.00) 4          1.44 9          0.00

Institutional Class
August 1, 2006 to July 31, 2007 .............   $ 16.10      0.02 5           3.08            0.00
August 1, 2005 to July 31, 2006 .............   $ 16.71     (0.00) 4,5       (0.13)           0.00
April 11, 2005 8 to July 31, 2005 6 .........   $ 15.21     (0.00) 4,5        1.50            0.00

Investor Class
August 1, 2006 to July 31, 2007 .............   $ 15.81     (0.10) 5          3.03            0.00
August 1, 2005 to July 31, 2006 .............   $ 16.52     (0.11) 5         (0.12)           0.00
January 1, 2005 to July 31, 2005 6 ..........   $ 15.70     (0.06) 5          0.89            0.00
January 1, 2004 to December 31, 2004 ........   $ 13.36     (0.06)            2.40            0.00
January 1, 2003 to December 31, 2003 ........   $ 10.66     (0.04)            2.75 7         (0.01)
October 1, 2002 to December 31, 2002 10 .....   $ 10.25     (0.00) 4          0.45           (0.04)
October 1, 2001 to September 30, 2002 .......   $ 12.17      0.31            (1.93)          (0.27)

DIVIDEND INCOME FUND
------------------------------------------------------------------------------------------------------
Administrator Class
August 1, 2006 to July 31, 2007 .............   $ 16.76      0.38 5           1.51           (0.38)
August 1, 2005 to July 31, 2006 .............   $ 16.53      0.36             0.96           (0.31)
January 1, 2005 to July 31, 2005 6 ..........   $ 16.17      0.14             0.99           (0.12)
January 1, 2004 to December 31, 2004 ........   $ 14.39      0.27             1.79           (0.28)
January 1, 2003 to December 31, 2003 ........   $ 11.71      0.19             2.71           (0.22)
January 1, 2002 8 to December 31, 2002 ......   $ 15.19      0.25            (3.13)          (0.35)

Investor Class
August 1, 2006 to July 31, 2007 .............   $ 16.99      0.29 5           1.56           (0.31)
August 1, 2005 to July 31, 2006 .............   $ 16.74      0.27             1.00           (0.24)
January 1, 2005 to July 31, 2005 6 ..........   $ 16.38      0.10             1.00           (0.09)
January 1, 2004 to December 31, 2004 ........   $ 14.57      0.22             1.81           (0.22)
January 1, 2003 to December 31, 2003 ........   $ 11.85      0.16             2.72           (0.16)
January 1, 2002 to December 31, 2002 ........   $ 15.19      0.15            (3.09)          (0.15)

GROWTH FUND
------------------------------------------------------------------------------------------------------
Class C
August 1, 2006 to July 31, 2007 .............   $ 20.03     (0.31) 5          5.90            0.00
August 1, 2005 to July 31, 2006 .............   $ 19.57     (0.32) 5          0.78            0.00
January 1, 2005 to July 31, 2005 6 ..........   $ 19.00     (0.14) 5          0.71            0.00
January 1, 2004 to December 31, 2004 ........   $ 17.03     (0.30) 5          2.27            0.00
January 1, 2003 to December 31, 2003 ........   $ 13.21     (0.32) 5          4.14            0.00
December 26, 2002 8 to December 31, 2002 ....   $ 13.44      0.00 4,5        (0.23)           0.00

Administrator Class
August 1, 2006 to July 31, 2007 .............   $ 21.06     (0.07) 5          6.24            0.00
August 1, 2005 to July 31, 2006 .............   $ 20.35     (0.10) 5          0.81            0.00
January 1, 2005 to July 31, 2005 6 ..........   $ 19.68     (0.06) 5          0.73            0.00
January 1, 2004 to December 31, 2004 ........   $ 17.38     (0.03) 5          2.33            0.00
January 1, 2003 to December 31, 2003 ........   $ 13.29     (0.08) 5          4.17            0.00
August 30, 2002 8 to December 31, 2002 ......   $ 13.53     (0.01) 5         (0.23)           0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Large Cap Stock Funds  85

                                                                 Ending    Ratio to Average Net Assets (Annualized) 1
                                                Distributions  Net Asset  --------------------------------------------
                                                  from Net     Value Per  Net Investment    Gross   Expenses     Net
                                               Realized Gains    Share     Income (Loss)  Expenses   Waived   Expenses
----------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Class A
July 31, 2007 13 ...........................        0.00        $ 18.64        0.00%        0.00%     0.00%     0.00%

Class C
July 31, 2007 13 ...........................        0.00        $ 18.64        0.00%        0.00%     0.00%     0.00%

Administrator Class
August 1, 2006 to July 31, 2007 ............       (0.10)       $ 19.03       (0.09)%       1.18%    (0.24)%    0.94%
August 1, 2005 to July 31, 2006 ............       (0.48)       $ 16.07       (0.19)%       1.21%    (0.27)%    0.94%
January 1, 2005 to July 31, 2005 6 .........       (0.01)       $ 16.70       (0.24)%       1.27%    (0.34)%    0.93%
January 1, 2004 to December 31, 2004 .......        0.00        $ 15.82       (0.08)%       1.32%    (0.38)%    0.94%
June 30, 2003 8 to December 31, 2003 .......        0.00        $ 13.40       (0.03)%       2.13%    (1.19)%    0.94%

Institutional Class
August 1, 2006 to July 31, 2007 ............       (0.10)       $ 19.10        0.11%        0.91%    (0.15)%    0.76%
August 1, 2005 to July 31, 2006 ............       (0.48)       $ 16.10       (0.03)%       0.94%    (0.14)%    0.80%
April 11, 2005 8 to July 31, 2005 6 ........        0.00        $ 16.71       (0.10)%       0.98%    (0.18)%    0.80%

Investor Class
August 1, 2006 to July 31, 2007 ............       (0.10)       $ 18.64       (0.56)%       1.53%    (0.11)%    1.42%
August 1, 2005 to July 31, 2006 ............       (0.48)       $ 15.81       (0.64)%       1.55%    (0.13)%    1.42%
January 1, 2005 to July 31, 2005 6 .........       (0.01)       $ 16.52       (0.71)%       1.67%    (0.23)%    1.44%
January 1, 2004 to December 31, 2004 .......        0.00        $ 15.70       (0.55)%       1.77%    (0.33)%    1.44%
January 1, 2003 to December 31, 2003 .......        0.00        $ 13.36       (0.45)%       1.75%    (0.29)%    1.46%
October 1, 2002 to December 31, 2002 10 ....        0.00        $ 10.66        0.25%        1.92%    (0.62)%    1.30%
October 1, 2001 to September 30, 2002 ......       (0.03)       $ 10.25        2.27%        1.67%    (0.17)%    1.50%

DIVIDEND INCOME FUND
----------------------------------------------------------------------------------------------------------------------
Administrator Class
August 1, 2006 to July 31, 2007 ............       (1.18)       $ 17.09        2.16%        1.24%    (0.28)%    0.96%
August 1, 2005 to July 31, 2006 ............       (0.78)       $ 16.76        2.01%        1.23%    (0.27)%    0.96%
January 1, 2005 to July 31, 2005 6 .........       (0.65)       $ 16.53        1.47%        1.24%    (0.28)%    0.96%
January 1, 2004 to December 31, 2004 .......        0.00        $ 16.17        1.75%        1.36%    (0.41)%    0.95%
January 1, 2003 to December 31, 2003 .......        0.00        $ 14.39        1.62%        1.40%    (0.40)%    1.00%
January 1, 2002 8 to December 31, 2002 .....       (0.25)       $ 11.71        1.64%        2.10%    (1.10)%    1.00%

Investor Class
August 1, 2006 to July 31, 2007 ............       (1.18)       $ 17.35        1.62%        1.51%    (0.14)%    1.37%
August 1, 2005 to July 31, 2006 ............       (0.78)       $ 16.99        1.57%        1.50%    (0.13)%    1.37%
January 1, 2005 to July 31, 2005 6 .........       (0.65)       $ 16.74        1.06%        1.52%    (0.13)%    1.39%
January 1, 2004 to December 31, 2004 .......        0.00        $ 16.38        1.40%        1.40%    (0.04)%    1.36%
January 1, 2003 to December 31, 2003 .......        0.00        $ 14.57        1.24%        1.40%     0.00%     1.40%
January 1, 2002 to December 31, 2002 .......       (0.25)       $ 11.85        1.05%        1.40%     0.00%     1.40%

GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Class C
August 1, 2006 to July 31, 2007 ............        0.00        $ 25.62       (1.35)%       2.09%    (0.04)%    2.05%
August 1, 2005 to July 31, 2006 ............        0.00        $ 20.03       (1.52)%       2.08%    (0.03)%    2.05%
January 1, 2005 to July 31, 2005 6 .........        0.00        $ 19.57       (1.36)%       1.94%    (0.15)%    1.79%
January 1, 2004 to December 31, 2004 .......        0.00        $ 19.00       (1.74)%       3.35%    (0.93)%    2.42%
January 1, 2003 to December 31, 2003 .......        0.00        $ 17.03       (2.02)%       4.31%    (1.84)%    2.47%
December 26, 2002 8 to December 31, 2002 ...        0.00        $ 13.21        0.00%        2.34%    (0.01)%    2.33%

Administrator Class
August 1, 2006 to July 31, 2007 ............        0.00        $ 27.23       (0.29)%       1.16%    (0.20)%    0.96%
August 1, 2005 to July 31, 2006 ............        0.00        $ 21.06       (0.44)%       1.16%    (0.20)%    0.96%
January 1, 2005 to July 31, 2005 6 .........        0.00        $ 20.35       (0.51)%       1.20%    (0.24)%    0.96%
January 1, 2004 to December 31, 2004 .......        0.00        $ 19.68       (0.19)%       1.31%    (0.36)%    0.95%
January 1, 2003 to December 31, 2003 .......        0.00        $ 17.38       (0.52)%       1.24%    (0.27)%    0.97%
August 30, 2002 8 to December 31, 2002 .....        0.00        $ 13.29       (0.69)%       1.26%    (0.27)%    0.99%

                                                         Portfolio   Net Assets at
                                                 Total    Turnover   End of Period
                                               Return 2    Rate 3   (000's omitted)
-----------------------------------------------------------------------------------
CAPITAL GROWTH FUND
-----------------------------------------------------------------------------------
Class A
July 31, 2007 13 ...........................     0.00%      114%       $        10

Class C
July 31, 2007 13 ...........................     0.00%      114%       $        10

Administrator Class
August 1, 2006 to July 31, 2007 ............    19.08%      114%       $   500,499
August 1, 2005 to July 31, 2006 ............    (1.10)%      89%       $   380,588
January 1, 2005 to July 31, 2005 6 .........     5.64%       57%       $    75,840
January 1, 2004 to December 31, 2004 .......    18.06%      239%       $     4,895
June 30, 2003 8 to December 31, 2003 .......    12.04%      229%       $     1,026

Institutional Class
August 1, 2006 to July 31, 2007 ............    19.36%      114%       $   281,353
August 1, 2005 to July 31, 2006 ............    (0.98)%      89%       $   109,801
April 11, 2005 8 to July 31, 2005 6 ........     9.86%       57%       $    44,171

Investor Class
August 1, 2006 to July 31, 2007 ............    18.63%      114%       $   374,723
August 1, 2005 to July 31, 2006 ............    (1.61)%      89%       $   236,878
January 1, 2005 to July 31, 2005 6 .........     5.30%       57%       $   182,934
January 1, 2004 to December 31, 2004 .......    17.51%      239%       $    99,455
January 1, 2003 to December 31, 2003 .......    25.41%      229%       $    70,748
October 1, 2002 to December 31, 2002 10 ....     4.38%       72%       $    21,375
October 1, 2001 to September 30, 2002 ......   (13.69)%     311%       $    18,221

DIVIDEND INCOME FUND
-----------------------------------------------------------------------------------
Administrator Class
August 1, 2006 to July 31, 2007 ............    11.45%       18%       $     3,489
August 1, 2005 to July 31, 2006 ............     8.37%        8%       $    10,255
January 1, 2005 to July 31, 2005 6 .........     7.15%       26%       $     4,957
January 1, 2004 to December 31, 2004 .......    14.49%       49%       $     4,351
January 1, 2003 to December 31, 2003 .......    24.99%       92%       $     5,054
January 1, 2002 8 to December 31, 2002 .....   (19.42)%     114%       $       559

Investor Class
August 1, 2006 to July 31, 2007 ............    11.04%       18%       $   196,291
August 1, 2005 to July 31, 2006 ............     7.93%        8%       $   191,792
January 1, 2005 to July 31, 2005 6 .........     6.85%       26%       $   223,800
January 1, 2004 to December 31, 2004 .......    14.04%       49%       $   122,747
January 1, 2003 to December 31, 2003 .......    24.50%       92%       $   140,758
January 1, 2002 to December 31, 2002 .......   (19.77)%     114%       $   151,165

GROWTH FUND
-----------------------------------------------------------------------------------
Class C
August 1, 2006 to July 31, 2007 ............    27.86%      117%       $       325
August 1, 2005 to July 31, 2006 ............     2.35%      123%       $       170
January 1, 2005 to July 31, 2005 6 .........     3.00%       76%       $       146
January 1, 2004 to December 31, 2004 .......    11.57%       92%       $       314
January 1, 2003 to December 31, 2003 .......    28.92%      139%       $       512
December 26, 2002 8 to December 31, 2002 ...    (1.71)%     249%       $        98

Administrator Class
August 1, 2006 to July 31, 2007 ............    29.25%      117%       $   128,523
August 1, 2005 to July 31, 2006 ............     3.49%      123%       $   110,565
January 1, 2005 to July 31, 2005 6 .........     3.40%       76%       $    65,886
January 1, 2004 to December 31, 2004 .......    13.23%       92%       $    66,658
January 1, 2003 to December 31, 2003 .......    30.78%      139%       $    55,851
August 30, 2002 8 to December 31, 2002 .....    (1.77)%     249%       $    13,106

86  Wells Fargo Advantage Large Cap Stock Funds             Financial Highlights

                                              Beginning                    Net Realized    Distributions
                                              Net Asset        Net        and Unrealized     from Net
                                              Value Per    Investment      Gain (Loss)      Investment
                                                Share     Income (Loss)   on Investments      Income
--------------------------------------------------------------------------------------------------------
GROWTH FUND (continued)
--------------------------------------------------------------------------------------------------------
Advisor Class
August 1, 2006 to July 31, 2007 ...........    $20.45        (0.15) 5         6.06             0.00
August 1, 2005 to July 31, 2006 ...........    $19.84        (0.16) 5         0.77             0.00
January 1, 2005 to July 31, 2005 6 ........    $19.22        (0.10) 5         0.72             0.00
January 1, 2004 to December 31, 2004 ......    $17.09        (0.15) 5         2.28             0.00
January 1, 2003 to December 31, 2003 ......    $13.14        (0.16) 5         4.11             0.00
January 1, 2002 to December 31, 2002 ......    $17.58        (0.17) 5        (4.27)            0.00

Institutional Class
August 1, 2006 to July 31, 2007 ...........    $21.42        (0.04) 5         6.36             0.00
August 1, 2005 to July 31, 2006 ...........    $20.68        (0.07) 5         0.81             0.00
January 1, 2005 to July 31, 2005 6 ........    $19.99        (0.05) 5         0.74             0.00
January 1, 2004 to December 31, 2004 ......    $17.65        (0.03) 5         2.37             0.00
January 1, 2003 to December 31, 2003 ......    $13.48        (0.07) 5         4.24             0.00
January 1, 2002 to December 31, 2002 ......    $17.91        (0.08) 5        (4.35)            0.00

Investor Class
August 1, 2006 to July 31, 2007 ...........    $20.55        (0.19) 5         6.07             0.00
August 1, 2005 to July 31, 2006 ...........    $19.96        (0.20) 5         0.79             0.00
January 1, 2005 to July 31, 2005 6 ........    $19.35        (0.11) 5         0.72             0.00
January 1, 2004 to December 31, 2004 ......    $17.19        (0.13) 5         2.29             0.00
January 1, 2003 to December 31, 2003 ......    $13.21        (0.16) 5         4.14             0.00
January 1, 2002 to December 31, 2002 ......    $17.68        (0.18) 5        (4.29)            0.00

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------------------------------
Administrator Class
August 1, 2006 to July 31, 2007 ...........    $20.27         0.54 5          4.37            (0.13) 12
August 1, 2005 to July 31, 2006 ...........    $20.67         0.14 5         (0.39)           (0.15)
January 1, 2005 to July 31, 2005 6 ........    $21.17         0.09 5         (0.51)           (0.08)
January 1, 2004 to December 31, 2004 ......    $19.52         0.19            1.63            (0.17)
January 1, 2003 to December 31, 2003 ......    $15.75         0.11 5          3.79            (0.13)
January 1, 2002 8  to December 31, 2002 ...    $20.28         0.11           (4.46)           (0.18)

Advisor Class
August 1, 2006 to July 31, 2007 ...........    $20.31         0.11 5          4.76            (0.14)
August 1, 2005 to July 31, 2006 ...........    $20.70         0.10 5         (0.38)           (0.11)
January 1, 2005 to July 31, 2005 6 ........    $21.21         0.05 5         (0.51)           (0.05)
January 1, 2004 to December 31, 2004 ......    $19.57         0.08            1.65            (0.09)
January 1, 2003 to December 31, 2003 ......    $15.77         0.05 5          3.80            (0.05)
January 1, 2002 to December 31, 2002 ......    $20.20         0.04           (4.41)           (0.06)

Institutional Class
August 1, 2006 to July 31, 2007 ...........    $20.51         0.23 5          4.81            (0.25)
August 1, 2005 to July 31, 2006 ...........    $20.91         0.20 5         (0.39)           (0.21)
January 1, 2005 to July 31, 2005 6 ........    $21.41         0.12 5         (0.50)           (0.12)
January 1, 2004 to December 31, 2004 ......    $19.72         0.26            1.62            (0.19)
January 1, 2003 to December 31, 2003 ......    $15.92         0.16 5          3.83            (0.19)
January 1, 2002 to December 31, 2002 ......    $20.49         0.15           (4.49)           (0.23)

Investor Class
August 1, 2006 to July 31, 2007 ...........    $20.42         0.08 5          4.79            (0.10)
August 1, 2005 to July 31, 2006 ...........    $20.82         0.06 5         (0.39)           (0.07)
January 1, 2005 to July 31, 2005 6 ........    $21.33         0.04 5         (0.50)           (0.05)
January 1, 2004 to December 31, 2004 ......    $19.68         0.09            1.66            (0.10)
January 1, 2003 to December 31, 2003 ......    $15.85         0.04 5          3.83            (0.04)
January 1, 2002 to December 31, 2002 ......    $20.28         0.02           (4.45)           (0.00) 4

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------
Investor Class
August 1, 2006 to July 31, 2007 ...........    $23.18         (0.07)          4.07             0.00
August 1, 2005 to July 31, 2006 ...........    $23.57         (0.10)         (0.29)            0.00
January 1, 2005 to July 31, 2005 6 ........    $22.75         (0.07)          0.89             0.00
January 1, 2004 to December 31, 2004 ......    $20.94         (0.07)          1.88             0.00
January 1, 2003 to December 31, 2003 ......    $16.51         (0.10)          4.53             0.00
January 1, 2002 to December 31, 2002 ......    $23.55         (0.08)         (6.96)            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Large Cap Stock Funds  87

                                                                 Ending            Ratio to Average Net Assets (Annualized) 1
                                              Distributions    Net Asset    --------------------------------------------------------
                                                 from Net      Value Per    Net Investment      Gross         Expenses         Net
                                              Realized Gains     Share       Income (Loss)     Expenses        Waived       Expenses
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND (continued)
------------------------------------------------------------------------------------------------------------------------------------
Advisor Class
August 1, 2006 to July 31, 2007 ...........        0.00         $26.36          (0.63)%          1.34%        (0.04)%         1.30%
August 1, 2005 to July 31, 2006 ...........        0.00         $20.45          (0.77)%          1.33%        (0.03)%         1.30%
January 1, 2005 to July 31, 2005 6 ........        0.00         $19.84          (0.93)%          1.43%        (0.04)%         1.39%
January 1, 2004 to December 31, 2004 ......        0.00         $19.22          (0.86)%          1.59%        (0.05)%         1.54%
January 1, 2003 to December 31, 2003 ......        0.00         $17.09          (1.10)%          1.57%        (0.02)%         1.55%
January 1, 2002 to December 31, 2002 ......        0.00         $13.14          (1.16)%          1.56%         0.00%          1.56%

Institutional Class
August 1, 2006 to July 31, 2007 ...........        0.00         $27.74          (0.14)%          0.89%        (0.07)%         0.82%
August 1, 2005 to July 31, 2006 ...........        0.00         $21.42          (0.33)%          0.88%        (0.03)%         0.85%
January 1, 2005 to July 31, 2005 6 ........        0.00         $20.68          (0.47)%          0.96%        (0.04)%         0.92%
January 1, 2004 to December 31, 2004 ......        0.00         $19.99          (0.17)%          0.93%        (0.04)%         0.89%
January 1, 2003 to December 31, 2003 ......        0.00         $17.65          (0.45)%          0.92%        (0.02)%         0.90%
January 1, 2002 to December 31, 2002 ......        0.00         $13.48          (0.51)%          0.92%         0.00%          0.92%

Investor Class
August 1, 2006 to July 31, 2007 ...........        0.00         $26.43          (0.80)%          1.51%        (0.04)%         1.47%
August 1, 2005 to July 31, 2006 ...........        0.00         $20.55          (0.95)%          1.50%        (0.03)%         1.47%
January 1, 2005 to July 31, 2005 6 ........        0.00         $19.96          (1.03)%          1.52%        (0.04)%         1.48%
January 1, 2004 to December 31, 2004 ......        0.00         $19.35          (0.77)%          1.52%        (0.04)%         1.48%
January 1, 2003 to December 31, 2003 ......        0.00         $17.19          (1.08)%          1.54%        (0.01)%         1.53%
January 1, 2002 to December 31, 2002 ......        0.00         $13.21          (1.18)%          1.59%        (0.01)%         1.58%

GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
August 1, 2006 to July 31, 2007 ...........        0.00         $25.05           2.47%           1.18%        (0.25)%         0.93%
August 1, 2005 to July 31, 2006 ...........        0.00         $20.27           0.66%           1.22%        (0.26)%         0.96%
January 1, 2005 to July 31, 2005 6 ........        0.00         $20.67           0.75%           1.15%        (0.19)%         0.96%
January 1, 2004 to December 31, 2004 ......        0.00         $21.17           0.77%           1.09%        (0.15)%         0.94%
January 1, 2003 to December 31, 2003 ......        0.00         $19.52           0.65%           1.06%        (0.08)%         0.98%
January 1, 2002 8  to December 31, 2002 ...        0.00         $15.75           0.68%           1.07%        (0.09)%         0.98%

Advisor Class
August 1, 2006 to July 31, 2007 ...........        0.00         $25.04           0.48%           1.36%        (0.22)%         1.14%
August 1, 2005 to July 31, 2006 ...........        0.00         $20.31           0.47%           1.35%        (0.21)%         1.14%
January 1, 2005 to July 31, 2005 6 ........        0.00         $20.70           0.42%           1.39%        (0.14)%         1.25%
January 1, 2004 to December 31, 2004 ......        0.00         $21.21           0.36%           1.44%        (0.06)%         1.38%
January 1, 2003 to December 31, 2003 ......        0.00         $19.57           0.29%           1.35%        (0.01)%         1.34%
January 1, 2002 to December 31, 2002 ......        0.00         $15.77           0.24%           1.27%        (0.01)%         1.26%

Institutional Class
August 1, 2006 to July 31, 2007 ...........        0.00         $25.30           0.97%           0.96%        (0.30)%         0.66%
August 1, 2005 to July 31, 2006 ...........        0.00         $20.51           0.96%           0.95%        (0.29)%         0.66%
January 1, 2005 to July 31, 2005 6 ........        0.00         $20.91           1.04%           0.77%        (0.17)%         0.60%
January 1, 2004 to December 31, 2004 ......        0.00         $21.41           0.93%           0.76%        (0.05)%         0.71%
January 1, 2003 to December 31, 2003 ......        0.00         $19.72           0.95%           0.69%        (0.01)%         0.68%
January 1, 2002 to December 31, 2002 ......        0.00         $15.92           0.87%           0.66%        (0.01)%         0.65%

Investor Class
August 1, 2006 to July 31, 2007 ...........        0.00         $25.19           0.32%           1.53%        (0.22)%         1.31%
August 1, 2005 to July 31, 2006 ...........        0.00         $20.42           0.30%           1.52%        (0.21)%         1.31%
January 1, 2005 to July 31, 2005 6 ........        0.00         $20.82           0.33%           1.47%        (0.14)%         1.33%
January 1, 2004 to December 31, 2004 ......        0.00         $21.33           0.40%           1.40%        (0.05)%         1.35%
January 1, 2003 to December 31, 2003 ......        0.00         $19.68           0.25%           1.40%        (0.02)%         1.38%
January 1, 2002 to December 31, 2002 ......        0.00         $15.85           0.08%           1.43%        (0.01)%         1.42%

LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
Investor Class
August 1, 2006 to July 31, 2007 ...........        0.00         $27.18          (0.26)%          1.53%        (0.34)%         1.19%
August 1, 2005 to July 31, 2006 ...........        0.00         $23.18          (0.37)%          1.51%        (0.32)%         1.19%
January 1, 2005 to July 31, 2005 6 ........        0.00         $23.57          (0.50)%          1.40%        (0.18)%         1.22%
January 1, 2004 to December 31, 2004 ......        0.00         $22.75          (0.30)%          1.24%        (0.04)%         1.20%
January 1, 2003 to December 31, 2003 ......        0.00         $20.94          (0.48)%          1.27%        (0.02)%         1.25%
January 1, 2002 to December 31, 2002 ......        0.00         $16.51          (0.37)%          1.24%        (0.01)%         1.23%

                                                         Portfolio    Net Assets at
                                               Total     Turnover     End of Period
                                              Return 2    Rate 3     (000's omitted)
------------------------------------------------------------------------------------
GROWTH FUND (continued)
------------------------------------------------------------------------------------
Advisor Class
August 1, 2006 to July 31, 2007 ...........    28.85%       117%        $   23,142
August 1, 2005 to July 31, 2006 ...........     3.07%       123%        $   16,468
January 1, 2005 to July 31, 2005 6 ........     3.23%        76%        $    9,762
January 1, 2004 to December 31, 2004 ......    12.46%        92%        $    6,357
January 1, 2003 to December 31, 2003 ......    30.06%       139%        $    9,294
January 1, 2002 to December 31, 2002 ......   (25.26)%      249%        $    9,764

Institutional Class
August 1, 2006 to July 31, 2007 ...........    29.46%       117%        $  264,648
August 1, 2005 to July 31, 2006 ...........     3.58%       123%        $  179,549
January 1, 2005 to July 31, 2005 6 ........     3.45%        76%        $  315,764
January 1, 2004 to December 31, 2004 ......    13.26%        92%        $  294,892
January 1, 2003 to December 31, 2003 ......    30.93%       139%        $  311,312
January 1, 2002 to December 31, 2002 ......   (24.73)%      249%        $  195,054

Investor Class
August 1, 2006 to July 31, 2007 ...........    28.61%       117%        $1,063,168
August 1, 2005 to July 31, 2006 ...........     2.96%       123%        $  974,189
January 1, 2005 to July 31, 2005 6 ........     3.15%        76%        $1,182,352
January 1, 2004 to December 31, 2004 ......    12.57%        92%        $1,146,002
January 1, 2003 to December 31, 2003 ......    30.13%       139%        $1,365,946
January 1, 2002 to December 31, 2002 ......   (25.28)%      249%        $1,256,292

GROWTH AND INCOME FUND
------------------------------------------------------------------------------------
Administrator Class
August 1, 2006 to July 31, 2007 ...........    24.25%        56%        $      435
August 1, 2005 to July 31, 2006 ...........    (1.22)%       16%        $   41,066
January 1, 2005 to July 31, 2005 6 ........    (1.96)%       74%        $  100,221
January 1, 2004 to December 31, 2004 ......     9.35%       136%        $   19,836
January 1, 2003 to December 31, 2003 ......    24.90%       199%        $   29,557
January 1, 2002 8  to December 31, 2002 ...   (21.47)%      188%        $   19,280

Advisor Class
August 1, 2006 to July 31, 2007 ...........    24.06%        56%        $    3,629
August 1, 2005 to July 31, 2006 ...........    (1.36)%       16%        $    2,908
January 1, 2005 to July 31, 2005 6 ........    (2.14)%       74%        $    5,007
January 1, 2004 to December 31, 2004 ......     8.85%       136%        $    6,068
January 1, 2003 to December 31, 2003 ......    24.42%       199%        $    8,631
January 1, 2002 to December 31, 2002 ......   (21.67)%      188%        $   10,347

Institutional Class
August 1, 2006 to July 31, 2007 ...........    24.64%        56%        $   33,839
August 1, 2005 to July 31, 2006 ...........    (0.90)%       16%        $   29,025
January 1, 2005 to July 31, 2005 6 ........    (1.76)%       74%        $   30,157
January 1, 2004 to December 31, 2004 ......     9.59%       136%        $   36,879
January 1, 2003 to December 31, 2003 ......    25.26%       199%        $   83,589
January 1, 2002 to December 31, 2002 ......    21.22%       188%        $   67,014

Investor Class
August 1, 2006 to July 31, 2007 ...........    23.86%        56%        $  268,534
August 1, 2005 to July 31, 2006 ...........    (1.58)%       16%        $  222,951
January 1, 2005 to July 31, 2005 6 ........    (2.16)%       74%        $  312,828
January 1, 2004 to December 31, 2004 ......     8.88%       136%        $  465,228
January 1, 2003 to December 31, 2003 ......    24.44%       199%        $  633,211
January 1, 2002 to December 31, 2002 ......   (21.83)%      188%        $  582,081

LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------
Investor Class
August 1, 2006 to July 31, 2007 ...........    17.26%       113%        $  388,700
August 1, 2005 to July 31, 2006 ...........    (1.65)%       98%        $  395,581
January 1, 2005 to July 31, 2005 6 ........     3.60%        50%        $  468,519
January 1, 2004 to December 31, 2004 ......     8.64%        89%        $  518,431
January 1, 2003 to December 31, 2003 ......    26.83%       253%        $  644,131
January 1, 2002 to December 31, 2002 ......   (29.89)%      443%        $  588,894

88  Wells Fargo Advantage Large Cap Stock Funds             Financial Highlights

                                           Beginning                    Net Realized    Distributions
                                           Net Asset        Net        and Unrealized     from Net
                                           Value Per    Investment       Gain (Loss)     Investment
                                             Share     Income (Loss)   on Investments      Income
-----------------------------------------------------------------------------------------------------
VALUE FUND
-----------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ........    $19.10         0.19 5           2.76           (0.21)
August 1, 2005 to July 31, 2006 11 .....    $18.90         0.20             0.67           (0.12)
November 1, 2004 to July 31, 2005 11 ...    $17.73         0.09             1.49 9         (0.08)
July 26, 2004 8  to October 31, 2004 ...    $17.06         0.01             0.66            0.00

Class B
August 1, 2006 to July 31, 2007 ........    $18.91         0.03 5           2.73           (0.06)
August 1, 2005 to July 31, 2006 11 .....    $18.73         0.06             0.67            0.00
November 1, 2004 to July 31, 2005 11 ...    $17.65         0.01             1.45 7         (0.05)
July 26, 2004 8  to October 31, 2004 ...    $17.06        (0.01)            0.60            0.00

Class C
August 1, 2006 to July 31, 2007 ........    $18.92         0.03 5           2.74           (0.05)
August 1, 2005 to July 31, 2006 11 .....    $18.75         0.06             0.66            0.00
November 1, 2004 to July 31, 2005 11 ...    $17.66         0.02             1.45 7         (0.05)
July 26, 2004 8  to October 31, 2004 ...    $17.06         0.00             0.60            0.00

Administrator Class
August 1, 2006 to July 31, 2007 ........    $19.09         0.24 5           2.76           (0.24)
August 1, 2005 to July 31, 2006 11 .....    $18.87         0.25             0.68           (0.16)
November 1, 2004 to July 31, 2005 11 ...    $17.71         0.15             1.45 9         (0.11)
July 26, 2004 8  to October 31, 2004 ...    $17.06         0.03             0.62            0.00

Investor Class
August 1, 2006 to July 31, 2007 ........    $19.06         0.18 5           2.76           (0.20)
August 1, 2005 to July 31, 2006 11 .....    $18.85         0.21             0.66           (0.11)
November 1, 2004 to July 31, 2005 11 ...    $17.70         0.12             1.45 9         (0.09)
November 1, 2003 to October 31, 2004 ...    $15.97         0.07             1.72           (0.05)
November 1, 2002 to October 31, 2003 ...    $12.94         0.09             3.05           (0.10)
November 1, 2001 to October 31, 2002 ...    $13.63         0.09            (0.69)          (0.09)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Large Cap Stock Funds  89

                                                             Ending       Ratio to Average Net Assets (Annualized) 1
                                           Distributions    Net Asset   -----------------------------------------------
                                              from Net      Value Per   Net Investment    Gross     Expenses     Net
                                           Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
-----------------------------------------------------------------------------------------------------------------------
VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ........       (1.33)        $20.51         0.90%          1.75%    (0.55)%      1.20%
August 1, 2005 to July 31, 2006 11 .....       (0.55)        $19.10         1.01%          2.04%    (0.84)%      1.20%
November 1, 2004 to July 31, 2005 11 ...       (0.33)        $18.90         0.66%          1.65%    (0.45)%      1.20%
July 26, 2004 8  to October 31, 2004 ...        0.00         $17.73         0.34%          2.03%    (0.83)%      1.20%

Class B
August 1, 2006 to July 31, 2007 ........       (1.33)        $20.28         0.17%          2.51%    (0.56)%      1.95%
August 1, 2005 to July 31, 2006 11 .....       (0.55)        $18.91         0.28%          2.80%    (0.85)%      1.95%
November 1, 2004 to July 31, 2005 11 ...       (0.33)        $18.73        (0.10)%         2.40%    (0.45)%      1.95%
July 26, 2004 8  to October 31, 2004 ...        0.00         $17.65        (0.49)%         2.78%    (0.83)%      1.95%

Class C
August 1, 2006 to July 31, 2007 ........       (1.33)        $20.31         0.16%          2.51%    (0.56)%      1.95%
August 1, 2005 to July 31, 2006 11 .....       (0.55)        $18.92         0.29%          2.80%    (0.85)%      1.95%
November 1, 2004 to July 31, 2005 11 ...       (0.33)        $18.75        (0.13)%         2.39%    (0.44)%      1.95%
July 26, 2004 8  to October 31, 2004 ...        0.00         $17.66        (0.33)%         2.86%    (0.91)%      1.95%

Administrator Class
August 1, 2006 to July 31, 2007 ........       (1.33)        $20.52         1.15%          1.56%    (0.61)%      0.95%
August 1, 2005 to July 31, 2006 11 .....       (0.55)        $19.09         1.35%          1.89%    (0.94)%      0.95%
November 1, 2004 to July 31, 2005 11 ...       (0.33)        $18.87         1.09%          1.36%    (0.41)%      0.95%
July 26, 2004 8  to October 31, 2004 ...        0.00         $17.71         0.77%          1.80%    (0.85)%      0.95%

Investor Class
August 1, 2006 to July 31, 2007 ........       (1.33)        $20.47         0.89%          1.91%    (0.71)%      1.20%
August 1, 2005 to July 31, 2006 11 .....       (0.55)        $19.06         1.05%          2.16%    (0.96)%      1.20%
November 1, 2004 to July 31, 2005 11 ...       (0.33)        $18.85         0.84%          1.62%    (0.42)%      1.20%
November 1, 2003 to October 31, 2004 ...        0.00         $17.70         0.39%          1.51%    (0.29)%      1.22%
November 1, 2002 to October 31, 2003 ...       (0.01)        $15.97         0.65%          1.76%    (0.51)%      1.25%
November 1, 2001 to October 31, 2002 ...        0.00         $12.94         0.66%          2.63%    (1.44)%      1.19%

                                                      Portfolio    Net Assets at
                                            Total     Turnover     End of Period
                                           Return 2    Rate 3     (000's omitted)
---------------------------------------------------------------------------------
VALUE FUND
---------------------------------------------------------------------------------
Class A
August 1, 2006 to July 31, 2007 ........    15.54%       24%         $  3,939
August 1, 2005 to July 31, 2006 11 .....     4.77%       33%         $  3,487
November 1, 2004 to July 31, 2005 11 ...     9.00%       32%         $  4,057
July 26, 2004 8  to October 31, 2004 ...     3.93%       25%         $  1,438

Class B
August 1, 2006 to July 31, 2007 ........    14.62%       24%         $  1,002
August 1, 2005 to July 31, 2006 11 .....     4.03%       33%         $  1,126
November 1, 2004 to July 31, 2005 11 ...     8.37%       32%         $  1,306
July 26, 2004 8  to October 31, 2004 ...     3.46%       25%         $    395

Class C
August 1, 2006 to July 31, 2007 ........    14.68%       24%         $    463
August 1, 2005 to July 31, 2006 11 .....     3.97%       33%         $    549
November 1, 2004 to July 31, 2005 11 ...     8.41%       32%         $    691
July 26, 2004 8  to October 31, 2004 ...     3.52%       25%         $    174

Administrator Class
August 1, 2006 to July 31, 2007 ........    15.79%       24%         $  3,177
August 1, 2005 to July 31, 2006 11 .....     5.10%       33%         $  1,967
November 1, 2004 to July 31, 2005 11 ...     9.12%       32%         $  1,617
July 26, 2004 8  to October 31, 2004 ...     3.81%       25%         $  1,201

Investor Class
August 1, 2006 to July 31, 2007 ........    15.48%       24%         $ 25,987
August 1, 2005 to July 31, 2006 11 .....     4.81%       33%         $ 17,868
November 1, 2004 to July 31, 2005 11 ...     8.95%       32%         $ 24,476
November 1, 2003 to October 31, 2004 ...    11.19%       25%         $ 19,913
November 1, 2002 to October 31, 2003 ...    24.42%       31%         $  9,147
November 1, 2001 to October 31, 2002 ...    (4.45)%      32%         $  4,799

90  Wells Fargo Advantage Large Cap Stock Funds    Notes to Financial Highlights

--------------------------------------------------------------------------------

1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
     (Note 3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

4     Amount calculated is less than $0.005.

5     Calculated based upon average shares outstanding.

6     In 2005, the Fund changed its fiscal year end from December 31 to July 31.

7     Includes redemption fee of $0.01.

8     Commencement of operations.

9     Includes redemption fee of $0.02.

10 In 2002, the Fund changed its fiscal year-end from September 30 to December 31.

11    In 2005, the Fund changed its fiscal year-end from October 31 to July 31.

12 The Administrator class had a small income distribution compared to net investment income due to significant shareholder activity. Distribution per share amounts are determined using a different methodology than that used for calculating Net Investment Income (Loss) ratios.

13 Class A and Class C were incepted on July 31, 2007 and had no activity during the year.

Notes to Financial Statements    Wells Fargo Advantage Large Cap Stock Funds  91

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at July 31, 2007, was comprised of 114 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund and Value Fund. Each Fund in this report is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the

92  Wells Fargo Advantage Large Cap Stock Funds    Notes to Financial Statements

judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security is accurate. Such fair value pricing may result in net asset values that are higher or lower than what these net asset values would have been based on the closing price or latest quoted bid price.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Dividend Income Fund and the Growth and Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At July 31, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

-------------------------------------------------------------------------------------------------------------
                                              Undistributed Net        Undistributed Net
   Fund                                    Investment Income (Loss)   Realized Gain (Loss)   Paid-in Capital
-------------------------------------------------------------------------------------------------------------
   CAPITAL GROWTH FUND                           $ 1,868,164             $ (1,868,164)        $          0
-------------------------------------------------------------------------------------------------------------
   GROWTH FUND                                     8,994,719               (2,939,631)          (6,055,088)
-------------------------------------------------------------------------------------------------------------
   GROWTH AND INCOME FUND                            113,838                        0             (113,838)
-------------------------------------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND                           1,053,324                        0           (1,053,324)
-------------------------------------------------------------------------------------------------------------

Notes to Financial Statements    Wells Fargo Advantage Large Cap Stock Funds  93

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at July 31, 2007.

At July 31, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                     Expiration   Capital Loss
   Fund                                                 Year      Carryforwards
--------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                                 2009      $   3,530,497
                                                        2010            604,271
--------------------------------------------------------------------------------
   GROWTH FUND                                          2009        151,275,518
--------------------------------------------------------------------------------
   GROWTH AND INCOME FUND                               2010         16,493,063
                                                        2011            441,738
--------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND                                2008        145,946,223
                                                        2010        203,828,512
--------------------------------------------------------------------------------

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the invested collateral may decline in value, the borrower may not provide additional collateral when required or that the borrower may not return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities (reduced to 25%, effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at July 31, 2007, are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

94  Wells Fargo Advantage Large Cap Stock Funds    Notes to Financial Statements

---------------------------------------------------------------------------------------------------------------------------------
                                                             Advisory                                                Subadvisory
                                                            Fees (% of                                               Fees (% of
                                        Average Daily      Average Daily                         Average Daily      Average Daily
   FUND                                  Net Assets         Net Assets)       Subadviser           Net Assets        Net Assets)
---------------------------------------------------------------------------------------------------------------------------------
   CAPITAL GROWTH FUND                First $500 million       0.750         Wells Capital     First $100 million       0.350
                                       Next $500 million       0.700          Management        Next $100 million       0.300
                                         Next $2 billion       0.650                            Next $300 million       0.200
                                         Next $2 billion       0.625                            Over $500 million       0.150
                                         Over $5 billion       0.600
---------------------------------------------------------------------------------------------------------------------------------
   DIVIDEND INCOME FUND               First $500 million       0.750         Wells Capital     First $100 million       0.350
                                       Next $500 million       0.700          Management        Next $100 million       0.300
                                         Next $2 billion       0.650                            Next $300 million       0.200
                                         Next $2 billion       0.625                            Over $500 million       0.150
                                         Over $5 billion       0.600
---------------------------------------------------------------------------------------------------------------------------------
   GROWTH FUND                        First $500 million       0.750         Wells Capital     First $100 million       0.350
                                       Next $500 million       0.700          Management        Next $100 million       0.300
                                         Next $2 billion       0.650                            Next $300 million       0.200
                                         Next $2 billion       0.625                            Over $500 million       0.150
                                         Over $5 billion       0.600
---------------------------------------------------------------------------------------------------------------------------------
   GROWTH AND INCOME FUND             First $500 million       0.750         Matrix Asset       First $50 million       0.200
                                       Next $500 million       0.700          Advisors           Over $50 million       0.160
                                         Next $2 billion       0.650        Incorporated
                                         Next $2 billion       0.625
                                         Over $5 billion       0.600
---------------------------------------------------------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND              First $500 million       0.750         Wells Capital     First $100 million       0.350
                                       Next $500 million       0.700          Management        Next $100 million       0.300
                                         Next $2 billion       0.650                            Next $300 million       0.200
                                         Next $2 billion       0.625                            Over $500 million       0.150
                                         Over $5 billion       0.600
---------------------------------------------------------------------------------------------------------------------------------
   VALUE FUND                         First $500 million       0.750       Cooke & Bieler LP   First $250 million       0.450
                                       Next $500 million       0.700                            Next $250 million       0.400
                                         Next $2 billion       0.650                            Next $250 million       0.350
                                         Next $2 billion       0.625                            Over $750 million       0.300
                                         Over $5 billion       0.600
---------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                            Administration Fees
                                          Average Daily       (% of Average
                                           Net Assets        Daily Net Assets)
--------------------------------------------------------------------------------
   Fund level                            First $5 billion           0.05
                                          Next $5 billion           0.04
                                         Over $10 billion           0.03
--------------------------------------------------------------------------------
    Class A, Class B, Class C            All asset levels           0.28
--------------------------------------------------------------------------------
    Administrator Class                  All asset levels           0.10
--------------------------------------------------------------------------------
    Advisor Class 1                      All asset levels           0.28
--------------------------------------------------------------------------------
    Institutional Class                  All asset levels           0.08
--------------------------------------------------------------------------------
    Investor Class 1,2,3                 All asset levels           0.45
--------------------------------------------------------------------------------

Notes to Financial Statements    Wells Fargo Advantage Large Cap Stock Funds  95

1 The class-level administration fee is 0.23% and 0.40% for the Advisor Class and Investor Class shares, respectively, of the Growth and Income Fund.

2 The class-level administration fee is 0.37% for the Investor Class shares of the Dividend Income Fund.

3 The class-level administration fee is 0.40% for the Investor Class shares of the Large Cap Growth Fund.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
   All Large Cap Stock Funds                                            0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                  % of Average
   SHARE CLASS                                                  Daily Net Assets
--------------------------------------------------------------------------------
   Class A, Class B, Class C, Administrator Class, Advisor
      Class and Investor Class                                          0.25

For the reporting period ended July 31, 2007, for the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, and Value Fund, shareholder servicing fees paid were as follows:

------------------------------------------------------------------------------------------------------------------------
   Fund                               Class A   Class B   Class C   Administrator Class   Advisor Class   Investor Class
------------------------------------------------------------------------------------------------------------------------
   CAPITAL GROWTH FUND                     NA 1      NA        NA 1     $ 1,139,503                NA      $   734,995
------------------------------------------------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                    NA        NA        NA            16,534                NA          506,692
------------------------------------------------------------------------------------------------------------------------
   GROWTH FUND                             NA        NA   $   575           298,447         $  51,258        2,565,062
------------------------------------------------------------------------------------------------------------------------
   GROWTH AND INCOME FUND                  NA        NA        NA             6,017             8,153          614,076
------------------------------------------------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND                   NA        NA        NA                NA                NA        1,005,744
------------------------------------------------------------------------------------------------------------------------
   VALUE FUND                         $ 9,711   $ 2,883     1,288             6,937                NA           61,089
------------------------------------------------------------------------------------------------------------------------

1 Class A and Class C shares incepted on July 31, 2007.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended July 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended July 31, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific

96  Wells Fargo Advantage Large Cap Stock Funds    Notes to Financial Statements

expenses, if applicable. Funds Management has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended July 31, 2007, were as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                                  Net Operating Expense Ratios
                                                                  ----------------------------
   FUND                           Class A     Class B   Class C      Administrator   Advisor    Institutional   Investor
-------------------------------------------------------------------------------------------------------------------------
   CAPITAL GROWTH FUND            1.25% 3        NA      2.00% 3         0.94%          NA          0.75% 1      1.42% 4
-------------------------------------------------------------------------------------------------------------------------
   DIVIDEND INCOME FUND             NA           NA        NA            0.96%          NA            NA         1.37%
-------------------------------------------------------------------------------------------------------------------------
   GROWTH FUND                      NA           NA      2.05%           0.96%        1.30%         0.80% 2      1.47% 5
-------------------------------------------------------------------------------------------------------------------------
   GROWTH AND INCOME FUND           NA           NA        NA            0.96%        1.14%         0.66%        1.31%
-------------------------------------------------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND            NA           NA        NA              NA           NA            NA         1.19%
-------------------------------------------------------------------------------------------------------------------------
   VALUE FUND                     1.20%        1.95%     1.95%           0.95%          NA            NA         1.20%
-------------------------------------------------------------------------------------------------------------------------

1 Effective December 1, 2006, the expense cap for Capital Growth Fund - Institutional class changed from 0.80% to 0.75%. The blended expense cap as of July 31, 2007 is 0.76%.

2 Effective December 1, 2006, the expense cap for Growth Fund - Institutional class changed from 0.85% to 0.80%. The blended expense cap as of July 31, 2007 is 0.82%.

3     Class A and Class C shares incepted on July 31, 2007.

4 Effective December 1, 2007 the expense cap will decrease from 1.42% to 1.37%.

5 Effective December 1, 2007 the expense cap will decrease from 1.47% to 1.42%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended July 31, 2007, were as follows:

--------------------------------------------------------------------------------
   FUND                                Purchases at Cost          Sales Proceeds
--------------------------------------------------------------------------------
   CAPITAL GROWTH FUND                  $ 1,329,127,359          $ 1,048,355,687
--------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                      37,459,143               58,155,657
--------------------------------------------------------------------------------
   GROWTH FUND                            1,600,483,142            1,699,734,037
--------------------------------------------------------------------------------
   GROWTH AND INCOME FUND                   153,714,409              200,650,531
--------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND                    444,953,049              508,141,842
--------------------------------------------------------------------------------
   VALUE FUND                                12,887,861                7,309,685
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving credit agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

For the period ended July 31, 2007, there were no borrowings by any of the Large Cap Stock Funds under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006, was as follows:

-------------------------------------------------------------------------------------------------------------------------
                                            Ordinary Income         Long-Term Capital Gain              Total
                                          ------------------        ----------------------        -------------------
   Fund                                   2007          2006         2007          2006           2007           2006
-------------------------------------------------------------------------------------------------------------------------
   CAPITAL GROWTH FUND                $         0   $ 5,232,131   $ 4,386,879   $ 8,604,546   $  4,386,879   $ 13,836,677
-------------------------------------------------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                 3,720,760     3,118,536    13,609,930    10,054,509     17,330,690     13,173,045
-------------------------------------------------------------------------------------------------------------------------
   GROWTH AND INCOME FUND               1,343,117     1,591,474             0             0      1,343,117      1,591,474
-------------------------------------------------------------------------------------------------------------------------
   VALUE FUND                             562,944       286,165     1,752,236       746,646      2,315,180      1,032,811
-------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements    Wells Fargo Advantage Large Cap Stock Funds  97

As of July 31, 2007, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

--------------------------------------------------------------------------------------------------------------------------
                                                                          Unrealized
                                       Undistributed     Undistributed   Appreciation      Capital Loss
   Fund                               Ordinary Income   Long-Term Gain   (Depreciation)   Carryforward 1       Total
--------------------------------------------------------------------------------------------------------------------------
   CAPITAL GROWTH FUND                 $  28,393,649    $  29,234,367    $   74,924,989   $            0   $  132,553,005
--------------------------------------------------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                      155,282       12,878,757        31,921,704       (4,134,768)      40,820,975
--------------------------------------------------------------------------------------------------------------------------
   GROWTH FUND                                     0                0       290,008,480     (151,275,518)     138,732,962
--------------------------------------------------------------------------------------------------------------------------
   GROWTH AND INCOME FUND                          0                0        16,702,828      (16,934,801)        (231,973)
--------------------------------------------------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND                           0                0        56,369,297     (349,774,735)    (293,405,438)
--------------------------------------------------------------------------------------------------------------------------
   VALUE FUND                                306,840          920,184         4,896,416                0        6,123,440
--------------------------------------------------------------------------------------------------------------------------

1 This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlement, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes."This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of July 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements."This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

98  Wells Fargo Advantage Large Cap Stock Funds

                         Report of Independent Registered Public Accounting Firm

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, and the Value Fund (collectively, the "Funds"), six of the Funds constituting the Wells Fargo Funds Trust, as of July 31, 2007, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, and Large Cap Growth Fund for each of the years or periods in the four year period then ended, and the financial highlights for the Value Fund for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, and Large Cap Growth Fund for the years or periods ended December 31, 2003 and prior, were audited by other auditors. Those auditors expressed unqualified opinions on those financial highlights in their reports dated February 3, 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of July 31, 2007, and the results of their operations, changes in their net assets, and their financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                                    /s/ KPMG LLP
Philadelphia, Pennsylvania
September 25, 2007

Other Information                Wells Fargo Advantage Large Cap Stock Funds  99

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended July 31, 2006:

--------------------------------------------------------------------------------
   Fund                                                   Capital Gain Dividend
--------------------------------------------------------------------------------
   CAPITAL GROWTH FUND                                         $ 4,386,879
--------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                                         13,609,903
--------------------------------------------------------------------------------
   VALUE FUND                                                    1,752,235
--------------------------------------------------------------------------------

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction:

--------------------------------------------------------------------------------
                                                          Dividend-Received
                                                       Deduction (% of Ordinary
   Fund                                                    Income Dividends)
--------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                                          100
--------------------------------------------------------------------------------
   GROWTH AND INCOME FUND                                        100
--------------------------------------------------------------------------------
   VALUE FUND                                                     95
--------------------------------------------------------------------------------

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year as qualified dividend income (QDI):

--------------------------------------------------------------------------------
   Fund                                                           QDI
--------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                                       $ 3,720,760
--------------------------------------------------------------------------------
   GROWTH AND INCOME FUND                                       1,343,117
--------------------------------------------------------------------------------
   VALUE FUND                                                     562,944
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(2)(C) of the Code, the Funds listed below designate the following amount as short-term capital gains dividends:

--------------------------------------------------------------------------------
                                                             Short-term Capital
   Fund                                                       Gains Dividends
--------------------------------------------------------------------------------
   VALUE FUND                                                     $ 251,457
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(1)(C) of the Code, the Funds listed below designate the following amounts as interest-related dividends:

--------------------------------------------------------------------------------
                                                               Interest-Related
   Fund                                                           Dividends
--------------------------------------------------------------------------------
   DIVIDEND INCOME FUND                                           $ 70,163
--------------------------------------------------------------------------------
   GROWTH AND INCOME FUND                                          114,587
--------------------------------------------------------------------------------
   VALUE FUND                                                       19,026
--------------------------------------------------------------------------------

100  Wells Fargo Advantage Large Cap Stock Funds               Other Information

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------------
                          Position held and           Principal occupations during
   Name and Age           length of service 2         past five years                           Other Directorships
-------------------------------------------------------------------------------------------------------------------
   Thomas S. Goho         Trustee, since 1987         Education Consultant to the Director      None
   64                                                 of the Institute for Executive
                                                      Education of the Babcock Graduate
                                                      School of Management of Wake Forest
                                                      University. Prior thereto, the Thomas
                                                      Goho Chair of Finance of Wake Forest
                                                      University, Calloway School of
                                                      Business and Accountancy, from
                                                      2006-2007 and Associate Professor of
                                                      Finance from 1999-2005.
-------------------------------------------------------------------------------------------------------------------
   Peter G. Gordon        Trustee, since 1998         Chairman, CEO and Co-Founder of           None
   64                     (Chairman since 2005)       Crystal Geyser Water Company
                          (Lead Trustee since 2001)   and President of Crystal Geyser Roxane
                                                      Water Company.
-------------------------------------------------------------------------------------------------------------------
   Richard M. Leach       Trustee, since 1987         Retired. Prior thereto, President of      None
   74                                                 Richard M. Leach Associates
                                                      (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
   Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk           None
   54                                                 Management, Wharton School, University
                                                      of Pennsylvania. Director of the
                                                      Boettner Center on Pensions and
                                                      Retirement Research. Research
                                                      Associate and Board Member, Penn Aging
                                                      Research Center. Research Associate,
                                                      National Bureau of Economic Research.
-------------------------------------------------------------------------------------------------------------------
   Timothy J. Penny       Trustee, since 1996         Senior Counselor to the public            None
   55                                                 relations firm of Himle-Horner and
                                                      Senior Fellow at the Humphrey
                                                      Institute, Minneapolis, Minnesota
                                                      (a public policy organization).
-------------------------------------------------------------------------------------------------------------------
   Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke &    None
   67                                                 Daniels.
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE 3

-------------------------------------------------------------------------------------------------------------------
                          Position held and           Principal occupations during
   Name and Age           length of service 2         past five years                           Other Directorships
-------------------------------------------------------------------------------------------------------------------
   J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer.   None
   62                                                 Prior thereto, Chairman of Whitepoint
                                                      Capital, LLC until 2004.
-------------------------------------------------------------------------------------------------------------------

Other Information               Wells Fargo Advantage Large Cap Stock Funds  101

OFFICERS

-------------------------------------------------------------------------------------------------------------------
                          Position held and           Principal occupations during
   Name and Age           length of service 2         past five years                           Other Directorships
-------------------------------------------------------------------------------------------------------------------
   Karla M. Rabusch       President, since 2003       Executive Vice President of Wells         None
   48                                                 Fargo Bank, N.A. and President of
                                                      Wells Fargo Funds Management, LLC
                                                      since 2003. Senior Vice President and
                                                      Chief Administrative Officer of Wells
                                                      Fargo Funds Management, LLC from 2001
                                                      to 2003.
-------------------------------------------------------------------------------------------------------------------
   C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of    None
   47                     Chief Legal Counsel         Wells Fargo Funds Management, LLC
                          since 2003                  since 2001. Vice President and
                                                      Managing Senior Counsel of Wells Fargo
                                                      Bank, N.A. since 1996.
-------------------------------------------------------------------------------------------------------------------
   Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund        None
   48                                                 Accounting, Reporting and Tax for
                                                      Wells Fargo Funds Management, LLC
                                                      since 2007. From 2002 to 2004,
                                                      Controller for Sungard Transaction
                                                      Networks. Chief Operating Officer for
                                                      UMB Fund Services, Inc. from 2004 to
                                                      2005. Director of Fund Administration
                                                      and SEC Reporting for TIAA-CREF from
                                                      2005 to 2007.
-------------------------------------------------------------------------------------------------------------------
   Dorothy A. Peters      Chief Compliance Officer,   Chief Compliance Officer of Wells         None
   45                     since 2004                  Fargo Funds Management, LLC since 2004.
                                                      Chief Compliance Officer for Wells
                                                      Fargo Funds Management, LLC from 1997
                                                      to 2002. In 2002, Ms. Peters left
                                                      Wells Fargo Funds Management, LLC to
                                                      pursue personal goals.
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of July 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

102  Wells Fargo Advantage Large Cap Stock Funds               Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

CAPITAL GROWTH FUND, DIVIDEND INCOME FUND, GROWTH FUND,
GROWTH AND INCOME FUND, LARGE CAP GROWTH FUND AND VALUE FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund and Value Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management for the Capital Growth Fund, Dividend Income Fund, Growth Fund and Large Cap Growth Fund; (iii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the Value Fund; and (iv) an investment sub-advisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the Growth and Income Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Cooke & Bieler and Matrix (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to each of the Funds by Funds Management and the Sub-Advisers.

Other Information               Wells Fargo Advantage Large Cap Stock Funds  103

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

The Board noted that the performance of each Fund was better than, or not appreciably below, the median performance of its Peer Group for all time periods, except for the Growth and Income Fund. The Board then noted that the performance of the Growth and Income Fund was lower than the median performance of its Peer Group for most time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Growth and Income Fund, but noted that near-term performance had improved. The Board requested continued reports on the performance of the Growth and Income Fund.

The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that each Fund's net operating expense ratios were lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio. The Board also considered and noted Fund Management's recommendation to reduce certain of the Funds' net operating expense ratios in coming to its conclusion.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group and certain advisory fee reductions proposed by Funds Management. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved (as applicable) Funds Management's recommendation to increase the administration fees for the Asia Pacific Fund in coming to its conclusion.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

104  Wells Fargo Advantage Large Cap Stock Funds               Other Information

The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Capital Growth Fund, Dividend Income Fund, Growth Fund and Large Cap Growth Fund was not a material factor in determining whether to renew the agreement. The Board did not consider profitability information with respect to Cooke & Bieler and Matrix, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Cooke & Bieler and Matrix had been negotiated by Funds Management on an arm's length basis and that Cooke & Bieler's and Matrix's separate profitability from their relationship with the Value Fund and Growth and Income Fund were not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Board also considered the effectiveness of the policies of the Funds in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and the Sub-Advisers at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Other Information               Wells Fargo Advantage Large Cap Stock Funds  105

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

106  Wells Fargo Advantage Large Cap Stock Funds           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Corporation
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

       -------------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       -------------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds                                   106096 09-07
                                                               ALGNL/AR121 07-07

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, July 31, 2007, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended July 31, 2006 and July 31, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended July 31, 2006 and July 31, 2007, the Audit
               Fees were $ 1,930,100 and $ 1,848,250 respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal
-----------------
years ended July 31, 2006 and July 31, 2007 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years
-------
ended July 31, 2006 and July 31, 2007 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended July 31, 2006 and July 31, 2007, the Tax Fees were $ 130,340 and $110,800, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended July 31, 2006 and July 31, 2007, the Tax Fees were $ 184,500 and $179,830 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended July 31, 2006 and July 31, 2007.


(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended July 31, 2006 and July 31, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

          For the fiscal years ended July 31, 2006 and July 31, 2007, the Registrant incurred non-audit fees in the amount of $170,000 and $170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended July 31, 2006 and July 31, 2007, the Registrant's investment adviser incurred non-audit fees in the amount of $ 0 and $ 44,000, respectively. The non-audit fees for the year-ended June 30, 2007 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

=============================================
Not applicable.


ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
     CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust

                             By: /s/ Karla M. Rabusch

                                 Karla M. Rabusch
                                 President

Date: September 20, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                             By: /s/ Karla M. Rabusch

                                 Karla M. Rabusch
                                 President

Date: September 20, 2007


                             By: /s/ Stephen W. Leonhardt

                                 Stephen W. Leonhardt
                                 Treasurer

Date: September 20, 2007

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: September 20, 2007

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION


I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:


         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: September 20, 2007

/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended July 31, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: September 20, 2007

                             By: /s/ Karla M. Rabusch

                             Karla M. Rabusch
                             President
                             Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended July 31, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: September 20, 2007

                             By: /s/ Stephen W. Leonhardt

                             Stephen W. Leonhardt
                             Treasurer
                             Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.